UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager Portfolio - Initial Class	14.26%	5.44%	3.97%
VIP Asset Manager Portfolio - Service Class	14.14%	5.32%	3.86%
VIP Asset Manager Portfolio - Service Class 2	13.96%	5.17%	3.70%
VIP Asset Manager Portfolio - Investor Class A	14.16%	5.33%	3.91%

A The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Geoff Stein, Portfolio Manager of VIP Asset Manager Portfolio: For the year ending December 31, 2010, the fund's share classes significantly outperformed the 10.43% return of the Fidelity Asset Manager 50% Composite Index. (For specific portfolio results, please see the performance section of this report.) Strong security selection among domestic equities and favorable asset allocation drove the fund's return versus the benchmark. Regarding asset allocation, maintaining a somewhat riskier-than-benchmark positioning in a market environment that rewarded risk proved advantageous. Specifically, I modestly overweighted domestic equities, maintained out-of-benchmark stakes in high-yield bonds and emerging-markets equities, and underweighted the more defensive cash and investment-grade bond categories - all of which contributed significantly. Underweighting foreign developed-markets equities also helped. As for security selection, in addition to domestic equities, solid bond picking in the investment-grade bond central fund boosted performance. Within domestic equities, stock selection and an overweighting in the top-performing consumer discretionary sector - which increased as a percentage of assets - added the most. Stock picks in information technology also helped, as did positive overall positioning in health care, materials, industrials, consumer staples and utilities. Among individual holdings, leading contributors included overweightings in computer and mobile device maker Apple, truck-engine manufacturer Cummins, and footwear producer Deckers Outdoor, as well as a non-index investment in Chinese Internet search provider Baidu. We sold our position in Baidu during the period. In fixed income, beneficial sector positioning complemented strong security selection. Overweighting corporate bonds and commercial mortgage-backed securities, generally underweighting residential mortgage-backed securities and adjusting the allocation to U.S. Treasuries as the market environment changed during the year helped the investment-grade bond central fund beat its index. There were no major detractors during the period. Weak positioning in financials and a modest cash stake dampened the domestic equity subportfolio's performance somewhat. But the subportfolio still beat its index by a sizable margin. Individual holdings that disappointed included an out-of-benchmark investment in Canadian smart phone manufacturer Research In Motion and an overweighting in Internet search giant Google.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Initial Class	.62%
Actual		$ 1,000.00	$ 1,166.00	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16
Service Class	.74%
Actual		$ 1,000.00	$ 1,164.90	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Service Class 2.88%
Actual		$ 1,000.00	$ 1,164.20	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Investor Class	.71%
Actual		$ 1,000.00	$ 1,165.90	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each of Fidelity's International Equity and Fixed-Income Central Funds.

Top Five Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.6
Google, Inc. Class A	1.2	0.0
Delta Air Lines, Inc.	1.0	1.1
United Continental Holdings, Inc.	0.8	0.9
Freeport-McMoRan Copper & Gold, Inc.	0.7	0.0
	5.8
Top Five Bond Issuers as of December 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.4	8.7
U.S. Treasury Obligations	10.2	12.1
Ginnie Mae	1.2	1.1
Freddie Mac	1.0	1.0
Morgan Stanley	0.3	0.4
	25.1
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.4	9.0
Financials	12.1	14.2
Information Technology	11.3	8.7
Industrials	8.6	9.0
Materials	7.0	3.6
Asset Allocation (% of fund's net assets)
As of December 31, 2010 *		As of June 30, 2010 **
	Stock class *** 54.2%		Stock class **** 48.2%
	Bond class 40.7%		Bond class 41.7%
	Short-term class 5.1%		Short-term class 10.1%
* Foreign investments	23.6%	** Foreign investments	19.5%

*** Includes Commodities & Related Investments of 1.6%.

**** Includes Commodities & Related Investments of 1.5%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying International Equity and Fixed-Income Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Common Stocks - 37.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.5%
Autoliv, Inc.	19,200	$ 1,515,648
BorgWarner, Inc. (a)	73,200	5,296,752
		6,812,400
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	84,657	6,661,020
Daimler AG (Germany) (a)	24,335	1,650,546
General Motors Co.	61,200	2,255,832
		10,567,398
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	46,000	1,108,734
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	15,800	3,360,028
Las Vegas Sands Corp. (a)	55,200	2,536,440
Panera Bread Co. Class A (a)	25,900	2,621,339
Starwood Hotels & Resorts Worldwide, Inc.	58,600	3,561,708
		12,079,515
Household Durables - 0.4%
Cyrela Brazil Realty SA	155,000	2,040,764
Gafisa SA sponsored ADR (d)	285,400	4,146,862
		6,187,626
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	50,200	9,036,000
E-Commerce China Dangdang, Inc. ADR	34,600	936,622
Expedia, Inc.	98,900	2,481,401
Priceline.com, Inc. (a)	10,900	4,355,095
		16,809,118
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	32,500	1,533,350
Media - 0.3%
Discovery Communications, Inc. (a)	41,300	1,722,210
Grupo Televisa SA de CV (CPO) sponsored ADR	76,300	1,978,459
		3,700,669
Multiline Retail - 1.2%
Dollarama, Inc. (a)	20,500	591,793
Droga Raia SA	42,000	643,837
Macy's, Inc.	352,500	8,918,250
Nordstrom, Inc.	96,800	4,102,384
Target Corp.	45,900	2,759,967
		17,016,231
Specialty Retail - 0.8%
China ZhengTong Auto Services Holdings Ltd.	566,000	533,777
Tiffany & Co., Inc.	73,000	4,545,710
Williams-Sonoma, Inc.	167,700	5,985,213
		11,064,700

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	118,200	$ 6,537,642
Deckers Outdoor Corp. (a)	96,600	7,702,884
Fossil, Inc. (a)	59,900	4,221,752
LVMH Moet Hennessy - Louis Vuitton	6,330	1,041,821
NIKE, Inc. Class B	12,300	1,050,666
Phillips-Van Heusen Corp.	84,300	5,311,743
Steven Madden Ltd. (a)	35,900	1,497,748
The Swatch Group AG (Bearer)	4,990	2,226,086
Vera Bradley, Inc.	46,100	1,521,300
		31,111,642
TOTAL CONSUMER DISCRETIONARY		117,991,383
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Hansen Natural Corp. (a)	28,900	1,510,892
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	49,000	3,954,300
Hengan International Group Co. Ltd.	352,500	3,040,865
		6,995,165
TOTAL CONSUMER STAPLES		8,506,057
ENERGY - 3.4%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	29,600	2,300,512
Saipem SpA	47,758	2,352,324
Schlumberger Ltd.	111,213	9,286,286
Transocean Ltd. (a)	49,700	3,454,647
		17,393,769
Oil, Gas & Consumable Fuels - 2.2%
Alpha Natural Resources, Inc. (a)	75,900	4,556,277
Anadarko Petroleum Corp.	37,900	2,886,464
Cimarex Energy Co.	26,600	2,354,898
Concho Resources, Inc. (a)	62,400	5,470,608
OAO Gazprom sponsored ADR	31,600	803,904
Peabody Energy Corp.	49,000	3,135,020
Pioneer Natural Resources Co.	63,500	5,513,070
Tesoro Corp.	43,700	810,198
Uranium One, Inc.	133,000	634,794
Whiting Petroleum Corp. (a)	47,000	5,507,930
		31,673,163
TOTAL ENERGY		49,066,932
FINANCIALS - 2.0%
Capital Markets - 0.4%
BlackRock, Inc. Class A	29,800	5,679,284
Commercial Banks - 1.1%
Banco do Brasil SA	194,300	3,678,651
BBVA Banco Frances SA sponsored ADR	126,500	1,467,400
Huntington Bancshares, Inc.	23,200	159,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA ADR	177,300	$ 4,256,973
Wells Fargo & Co.	178,700	5,537,913
		15,100,321
Diversified Financial Services - 0.5%
Apollo Global Management LLC (e)	315,200	2,521,600
JPMorgan Chase & Co.	121,800	5,166,756
		7,688,356
TOTAL FINANCIALS		28,467,961
HEALTH CARE - 2.7%
Biotechnology - 0.6%
Gilead Sciences, Inc. (a)	89,400	3,239,856
United Therapeutics Corp. (a)	77,200	4,880,584
		8,120,440
Health Care Equipment & Supplies - 0.4%
Edwards Lifesciences Corp. (a)	47,100	3,807,564
Volcano Corp. (a)	98,300	2,684,573
		6,492,137
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	165,400	8,939,870
HMS Holdings Corp. (a)	31,800	2,059,686
Medco Health Solutions, Inc. (a)	120,300	7,370,781
		18,370,337
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	39,100	1,670,169
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.	136,750	3,877,760
TOTAL HEALTH CARE		38,530,843
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	27,100	1,003,513
Goodrich Corp.	40,800	3,593,256
Precision Castparts Corp.	14,500	2,018,545
		6,615,314
Air Freight & Logistics - 0.1%
Air Lease Corp. Class A (a)(e)	59,100	1,211,550
Airlines - 1.8%
Delta Air Lines, Inc. (a)	1,113,725	14,032,935
United Continental Holdings, Inc. (a)	502,570	11,971,217
		26,004,152
Construction & Engineering - 0.0%
Fluor Corp.	13,100	868,006
Electrical Equipment - 0.2%
Emerson Electric Co.	48,600	2,778,462

	Shares	Value
Machinery - 2.9%
Caterpillar, Inc.	90,700	$ 8,494,962
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	414,600	936,684
Cummins, Inc.	71,900	7,909,719
Dover Corp.	64,300	3,758,335
Kennametal, Inc.	126,600	4,995,636
MAN SE	34,198	4,068,865
PACCAR, Inc.	32,900	1,889,118
Parker Hannifin Corp.	76,300	6,584,690
Sandvik AB	107,400	2,095,508
Weg SA	19,800	260,095
		40,993,612
Road & Rail - 0.4%
CSX Corp.	43,300	2,797,613
Union Pacific Corp.	29,600	2,742,736
		5,540,349
Trading Companies & Distributors - 0.0%
Mills Estruturas e Servicos de Engenharia SA (a)	49,000	608,237
TOTAL INDUSTRIALS		84,619,682
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.4%
HTC Corp.	52,000	1,604,388
Juniper Networks, Inc. (a)	196,700	7,262,164
Research In Motion Ltd. (a)	115,700	6,725,641
Riverbed Technology, Inc. (a)	104,600	3,678,782
		19,270,975
Computers & Peripherals - 3.0%
Apple, Inc. (a)	93,800	30,256,129
EMC Corp. (a)	152,700	3,496,830
NetApp, Inc. (a)	168,700	9,271,752
		43,024,711
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	51,400	2,418,370
eBay, Inc. (a)	117,100	3,258,893
Google, Inc. Class A (a)	28,600	16,987,542
Mail.ru Group Ltd. GDR unit (a)(e)	10,500	378,000
Rackspace Hosting, Inc. (a)	26,300	826,083
Tencent Holdings Ltd.	175,300	3,809,350
YouKu.com, Inc. ADR (a)	29,400	1,029,294
		28,707,532
IT Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	103,200	7,563,528
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC sponsored ADR	99,000	2,054,250
Broadcom Corp. Class A	195,800	8,527,090
Marvell Technology Group Ltd. (a)	267,400	4,960,270
NVIDIA Corp. (a)	55,600	856,240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV	119,300	$ 2,496,949
TriQuint Semiconductor, Inc. (a)	89,600	1,047,424
		19,942,223
Software - 1.4%
Citrix Systems, Inc. (a)	61,900	4,234,579
Informatica Corp. (a)	179,800	7,916,594
NCsoft Corp.	4,413	820,612
RealPage, Inc.	56,600	1,750,638
Rovi Corp. (a)	13,800	855,738
Solera Holdings, Inc.	32,600	1,673,032
Taleo Corp. Class A (a)	68,500	1,894,025
		19,145,218
TOTAL INFORMATION TECHNOLOGY		137,654,187
MATERIALS - 4.6%
Chemicals - 3.0%
Celanese Corp. Class A	104,100	4,285,797
CF Industries Holdings, Inc.	56,400	7,622,460
Dow Chemical Co.	209,800	7,162,572
Ferro Corp. (a)	77,200	1,130,208
FMC Corp.	65,600	5,240,784
LyondellBasell Industries NV Class A (a)	201,100	6,917,840
PPG Industries, Inc.	67,100	5,641,097
Rockwood Holdings, Inc. (a)	72,600	2,840,112
Uralkali JSC GDR (Reg. S)	63,300	2,324,376
		43,165,246
Metals & Mining - 1.6%
Alcoa, Inc.	323,400	4,977,126
Anglo American PLC (United Kingdom)	22,100	1,150,058
Freeport-McMoRan Copper & Gold, Inc.	78,100	9,379,029
Stillwater Mining Co. (a)	118,100	2,521,435
United States Steel Corp. (d)	68,800	4,019,296
		22,046,944
TOTAL MATERIALS		65,212,190
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	49,500	2,210,670
TOTAL COMMON STOCKS (Cost $391,462,439)		532,259,905
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $2,221,499)	14,600	$ 2,369,752
Fixed-Income Funds - 41.6%

Fidelity Floating Rate Central Fund (g)	458,055	45,723,024
Fidelity High Income Central Fund 1 (g)	544,214	52,973,765
Fidelity VIP Investment Grade Central Fund (g)	4,701,507	494,551,472
TOTAL FIXED-INCOME FUNDS (Cost $576,599,687)		593,248,261
Equity Funds - 16.2%

Commodity Funds - 1.6%
Fidelity Commodity Strategy Central Fund (g)	1,804,742	22,829,987
International Equity Funds - 14.6%
Fidelity Emerging Markets Equity Central Fund (g)	198,436	44,864,395
Fidelity International Equity Central Fund (g)	2,284,088	162,878,293
TOTAL INTERNATIONAL EQUITY FUNDS		207,742,688
TOTAL EQUITY FUNDS (Cost $224,711,669)		230,572,675
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.19% (b)	33,232,414	33,232,414
Fidelity Money Market Central Fund, 0.40% (b)	30,296,089	30,296,089
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	7,701,750	7,701,750
TOTAL MONEY MARKET FUNDS (Cost $71,230,253)		71,230,253
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 1/13/11 (f) (Cost $849,963)	$ 850,000	849,992
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,267,075,510)	1,430,530,838
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(5,293,361)
NET ASSETS - 100%	$ 1,425,237,477
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
98 CME E-mini MSCI EAFE Index Contracts	March 2011	$ 8,138,900	$ 152,832

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,111,150 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $849,992.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity International Equity and Fixed-Income Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,312
Fidelity Commodity Strategy Central Fund	9,949
Fidelity Emerging Markets Equity Central Fund	455,866
Fidelity Floating Rate Central Fund	1,105,803
Fidelity High Income Central Fund 1	4,342,306
Fidelity International Equity Central Fund	3,512,665
Fidelity Money Market Central Fund	35,703
Fidelity Securities Lending Cash Central Fund	40,279
Fidelity VIP Investment Grade Central Fund	18,465,953
Total	$ 28,103,836
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,116,056	$ 13,688,876	$ 7,053,476	$ 22,829,987	8.4%
Fidelity Emerging Markets Equity Central Fund	29,539,978	8,032,959	-	44,864,395	9.2%
Fidelity Floating Rate Central Fund	16,359,922	27,111,567	-	45,723,024	1.6%
Fidelity High Income Central Fund 1	55,262,376	4,342,305	10,014,368	52,973,765	9.0%
Fidelity International Equity Central Fund	162,876,514	3,512,665	15,404,010	162,878,293	9.2%
Fidelity VIP Investment Grade Central Fund	504,626,110	55,409,571	70,115,786	494,551,472	13.2%
Total	$ 782,780,956	$ 112,097,943	$ 102,587,640	$ 823,820,936
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 120,361,135	$ 120,361,135	$ -	$ -
Consumer Staples	8,506,057	8,506,057	-	-
Energy	49,066,932	49,066,932	-	-
Financials	28,467,961	25,946,361	2,521,600	-
Health Care	38,530,843	38,530,843	-	-
Industrials	84,619,682	83,408,132	-	1,211,550
Information Technology	137,654,187	137,654,187	-	-
Materials	65,212,190	65,212,190	-	-
Telecommunication Services	2,210,670	2,210,670	-	-
U.S. Government and Government Agency Obligations	849,992	-	849,992	-
Fixed-Income Funds	593,248,261	593,248,261	-	-
Money Market Funds	71,230,253	71,230,253	-	-
Equity Funds	230,572,675	230,572,675	-	-
Total Investments in Securities:	$ 1,430,530,838	$ 1,425,947,696	$ 3,371,592	$ 1,211,550
Derivative Instruments:
Assets
Futures Contracts	$ 152,832	$ 152,832	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	29,550
Cost of Purchases	1,182,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,211,550
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 29,550

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 152,832	$ -
Total Equity Risk	$ 152,832	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's International Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	25.1%
AAA,AA,A	6.7%
BBB	4.7%
BB	2.9%
B	2.8%
CCC,CC,C	0.8%
Not Rated	1.1%
Equities	54.2%
Short-Term Investments and Net Other Assets	1.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.4%
United Kingdom	3.1%
Germany	1.9%
Japan	1.8%
Brazil	1.7%
Canada	1.7%
France	1.5%
Netherlands	1.4%
Switzerland	1.3%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	8.1%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $137,245,675 of which $103,924,134 and $33,321,541 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including securities loaned of $7,463,725) - See accompanying schedule: Unaffiliated issuers (cost $394,533,901)	$ 535,479,649
Fidelity Central Funds (cost $872,541,609)	895,051,189
Total Investments (cost $1,267,075,510)		$ 1,430,530,838
Cash		458
Receivable for investments sold		3,698,785
Receivable for fund shares sold		542,171
Dividends receivable		169,975
Distributions receivable from Fidelity Central Funds		7,191
Receivable for daily variation on futures contracts		54,880
Prepaid expenses		3,303
Other receivables		87,764
Total assets		1,435,095,365

Liabilities
Payable for investments purchased	$ 837,501
Payable for fund shares redeemed	483,617
Accrued management fee	598,520
Distribution and service plan fees payable	8,810
Other affiliated payables	133,401
Other payables and accrued expenses	94,289
Collateral on securities loaned, at value	7,701,750
Total liabilities		9,857,888

Net Assets		$ 1,425,237,477
Net Assets consist of:
Paid in capital		$ 1,377,508,895
Undistributed net investment income		13,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(115,893,636)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		163,609,164
Net Assets		$ 1,425,237,477

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($1,279,305,624 ÷ 87,973,537 shares)	$ 14.54

Service Class: Net Asset Value, offering price and redemption price per share ($8,612,637 ÷ 595,943 shares)	$ 14.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($39,148,045 ÷ 2,737,406 shares)	$ 14.30

Investor Class: Net Asset Value, offering price and redemption price per share ($98,171,171 ÷ 6,776,723 shares)	$ 14.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends		$ 3,632,214
Interest		974
Income from Fidelity Central Funds		28,103,836
Total income		31,737,024

Expenses
Management fee	$ 6,907,190
Transfer agent fees	1,096,425
Distribution and service plan fees	105,070
Accounting and security lending fees	549,535
Custodian fees and expenses	53,033
Independent trustees' compensation	5,286
Appreciation in deferred trustee compensation account	180
Audit	49,329
Legal	10,968
Miscellaneous	19,681
Total expenses before reductions	8,796,697
Expense reductions	(240,576)	8,556,121
Net investment income (loss)		23,180,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,630,513
Fidelity Central Funds	5,709,782
Foreign currency transactions	(131,113)
Futures contracts	2,252,824
Capital gain distributions from Fidelity Central Funds	17,137,643
Total net realized gain (loss)		111,599,649
Change in net unrealized appreciation (depreciation) on: Investment securities	46,729,651
Assets and liabilities in foreign currencies	(3,843)
Futures contracts	152,832
Total change in net unrealized appreciation (depreciation)		46,878,640
Net gain (loss)		158,478,289
Net increase (decrease) in net assets resulting from operations		$ 181,659,192

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,180,903	$ 28,241,405
Net realized gain (loss)	111,599,649	(15,677,068)
Change in net unrealized appreciation (depreciation)	46,878,640	301,781,112
Net increase (decrease) in net assets resulting from operations	181,659,192	314,345,449
Distributions to shareholders from net investment income	(22,808,550)	(29,225,472)
Distributions to shareholders from net realized gain	(6,928,726)	(2,058,644)
Total distributions	(29,737,276)	(31,284,116)
Share transactions - net increase (decrease)	(91,985,209)	(106,930,344)
Total increase (decrease) in net assets	59,936,707	176,130,989

Net Assets
Beginning of period	1,365,300,770	1,189,169,781
End of period (including undistributed net investment income of $13,054 and undistributed net investment income of $510,507, respectively)	$ 1,425,237,477	$ 1,365,300,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 10.31	$ 16.58	$ 15.71	$ 15.04
Income from Investment Operations
Net investment income (loss) C	.23	.26	.36	.44	.44
Net realized and unrealized gain (loss)	1.62	2.73	(4.75)	1.88	.64
Total from investment operations	1.85	2.99	(4.39)	2.32	1.08
Distributions from net investment income	(.24)	(.28)	(.37)	(1.00)	(.41)
Distributions from net realized gain	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.31)	(.30)	(1.88)	(1.45)	(.41)
Net asset value, end of period	$ 14.54	$ 13.00	$ 10.31	$ 16.58	$ 15.71
Total Return A, B	14.26%	29.11%	(28.76)%	15.57%	7.32%
Ratios to Average Net Assets D, F
Expenses before reductions	.63%	.67%	.63%	.63%	.65%
Expenses net of fee waivers, if any	.63%	.67%	.63%	.63%	.65%
Expenses net of all reductions	.62%	.66%	.63%	.62%	.63%
Net investment income (loss)	1.72%	2.31%	2.62%	2.75%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,279,306	$ 1,249,955	$ 1,093,133	$ 1,791,647	$ 2,080,545
Portfolio turnover rate E	54%	95%	90%	99%	173%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 10.25	$ 16.48	$ 15.61	$ 14.94
Income from Investment Operations
Net investment income (loss) C	.22	.25	.34	.42	.42
Net realized and unrealized gain (loss)	1.60	2.71	(4.71)	1.86	.64
Total from investment operations	1.82	2.96	(4.37)	2.28	1.06
Distributions from net investment income	(.22)	(.27)	(.35)	(.96)	(.39)
Distributions from net realized gain	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.29)	(.29)	(1.86)	(1.41)	(.39)
Net asset value, end of period	$ 14.45	$ 12.92	$ 10.25	$ 16.48	$ 15.61
Total Return A, B	14.14%	28.94%	(28.82)%	15.36%	7.24%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.79%	.75%	.74%	.76%
Expenses net of fee waivers, if any	.74%	.79%	.75%	.74%	.76%
Expenses net of all reductions	.73%	.78%	.75%	.74%	.74%
Net investment income (loss)	1.60%	2.18%	2.50%	2.63%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,613	$ 8,230	$ 7,413	$ 13,530	$ 24,021
Portfolio turnover rate E	54%	95%	90%	99%	173%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 10.15	$ 16.34	$ 15.47	$ 14.82
Income from Investment Operations
Net investment income (loss) C	.19	.23	.32	.39	.39
Net realized and unrealized gain (loss)	1.59	2.68	(4.67)	1.85	.63
Total from investment operations	1.78	2.91	(4.35)	2.24	1.02
Distributions from net investment income	(.20)	(.25)	(.33)	(.92)	(.37)
Distributions from net realized gain	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.27)	(.27)	(1.84)	(1.37)	(.37)
Net asset value, end of period	$ 14.30	$ 12.79	$ 10.15	$ 16.34	$ 15.47
Total Return A, B	13.96%	28.76%	(28.95)%	15.24%	7.06%
Ratios to Average Net Assets D, F
Expenses before reductions	.90%	.93%	.90%	.89%	.92%
Expenses net of fee waivers, if any	.89%	.93%	.90%	.89%	.92%
Expenses net of all reductions	.88%	.92%	.89%	.89%	.90%
Net investment income (loss)	1.46%	2.04%	2.36%	2.48%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,148	$ 39,475	$ 37,360	$ 59,670	$ 55,585
Portfolio turnover rate E	54%	95%	90%	99%	173%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 10.28	$ 16.53	$ 15.67	$ 15.03
Income from Investment Operations
Net investment income (loss) C	.22	.25	.34	.42	.42
Net realized and unrealized gain (loss)	1.61	2.73	(4.72)	1.87	.63
Total from investment operations	1.83	2.98	(4.38)	2.29	1.05
Distributions from net investment income	(.23)	(.28)	(.36)	(.98)	(.41)
Distributions from net realized gain	(.07)	(.02)	(1.51)	(.45)	-
Total distributions	(.30)	(.30)	(1.87)	(1.43)	(.41)
Net asset value, end of period	$ 14.49	$ 12.96	$ 10.28	$ 16.53	$ 15.67
Total Return A, B	14.16%	29.01%	(28.79)%	15.38%	7.16%
Ratios to Average Net Assets D, F
Expenses before reductions	.72%	.77%	.73%	.75%	.78%
Expenses net of fee waivers, if any	.71%	.77%	.73%	.75%	.78%
Expenses net of all reductions	.70%	.76%	.72%	.74%	.76%
Net investment income (loss)	1.63%	2.21%	2.53%	2.63%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,171	$ 67,641	$ 51,264	$ 46,555	$ 27,092
Portfolio turnover rate E	54%	95%	90%	99%	173%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-Term Investments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in each of Fidelity's International Equity and Fixed-Income Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 230,493,102
Gross unrealized depreciation	(31,784,245)
Net unrealized appreciation (depreciation)	$ 198,708,857

Tax Cost	$ 1,231,821,981

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 289,114
Capital loss carryforward	$ (137,245,675)
Net unrealized appreciation (depreciation)	$ 198,709,861

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 29,737,276	$ 31,284,116

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $2,252,824 and a change in net unrealized appreciation (depreciation) of $152,832 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $686,556,121 and $779,465,842, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .51% of the Fund's average net assets.

The Fund has invested in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $8,290 for the period.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 8,664
Service Class 2	96,406
$ 105,070

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .01% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC has agreed to voluntarily waive this fee until December 31, 2010. (See Note 10: Expense Reductions.) For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 930,855
Service Class	7,983
Service Class 2	34,211
Investor Class	123,376
$ 1,096,425

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,327 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,316 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $40,279. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions.

FMR or its affiliates agreed to waive certain fees during the period as noted in the table below.

Initial Class	$ 89,473
Service Class	628
Service Class 2	2,795
Investor Class	5,504
$ 98,400

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $133,870 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Initial Class	$ 20,670,020	$ 26,891,577
Service Class	130,466	169,095
Service Class 2	539,940	773,072
Investor Class	1,468,124	1,391,728
Total	$ 22,808,550	$ 29,225,472
From net realized gain
Initial Class	$ 6,228,074	$ 1,883,866
Service Class	42,354	12,475
Service Class 2	193,184	60,915
Investor Class	465,114	101,388
Total	$ 6,928,726	$ 2,058,644

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Initial Class
Shares sold	2,953,816	3,094,632	$ 40,305,021	$ 36,278,491
Reinvestment of distributions	1,875,132	2,267,624	26,898,094	28,775,443
Shares redeemed	(12,990,962)	(15,262,713)	(175,862,426)	(169,609,788)
Net increase (decrease)	(8,162,014)	(9,900,457)	$ (108,659,311)	$ (104,555,854)
Service Class
Shares sold	217,938	165,414	$ 2,870,314	$ 1,916,594
Reinvestment of distributions	12,117	14,416	172,820	181,570
Shares redeemed	(270,940)	(266,270)	(3,659,374)	(3,042,535)
Net increase (decrease)	(40,885)	(86,440)	$ (616,240)	$ (944,371)
Service Class 2
Shares sold	317,970	781,888	$ 4,248,620	$ 9,131,267
Reinvestment of distributions	51,977	66,945	733,124	833,987
Shares redeemed	(718,587)	(1,444,406)	(9,598,684)	(16,443,612)
Net increase (decrease)	(348,640)	(595,573)	$ (4,616,940)	$ (6,478,358)
Investor Class
Shares sold	2,175,761	1,221,053	$ 30,128,589	$ 14,777,890
Reinvestment of distributions	135,106	117,966	1,933,238	1,493,116
Shares redeemed	(754,597)	(1,106,415)	(10,154,545)	(11,222,767)
Net increase (decrease)	1,556,270	232,604	$ 21,907,282	$ 5,048,239

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Initial Class	02/11/11	02/11/11	$0.005
Service Class	02/11/11	02/11/11	$0.005
Service Class 2	02/11/11	02/11/11	$0.005
Investor Class	02/11/11	02/11/11	$0.005

A total of 6.87% of the dividends during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 6% and 9%; Service Class designates 6% and 10%; Service Class 2 designates 6% and 11%; and Investor Class designates 6% and 10%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Investor Class, and Service Class ranked below its competitive median for 2009 and the total expenses of Service Class 2 ranked above its competitive median for 2009. The Board noted that the total expenses of Service Class 2 were above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expenses of Service Class 2 ranked below its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-ANN-0211
1.540206.113

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager: Growth Portfolio - Initial Class	16.34%	4.79%	2.99%
VIP Asset Manager: Growth Portfolio - Service Class	16.18%	4.67%	2.87%
VIP Asset Manager: Growth Portfolio - Service Class 2	16.02%	4.47%	2.68%
VIP Asset Manager: Growth Portfolio - Investor Class A	16.25%	4.65%	2.91%

A The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Geoff Stein, Portfolio Manager of VIP Asset Manager: Growth Portfolio: For the year ending December 31, 2010, the fund's share classes significantly outperformed the 12.32% return of the Fidelity Asset Manager 70% Composite Index. (For specific portfolio results, please see the performance section of this report.) Strong security selection among domestic equities and favorable asset allocation drove the fund's return versus the benchmark. Regarding asset allocation, maintaining a somewhat riskier-than-benchmark positioning in a market environment that rewarded risk proved advantageous. Specifically, I modestly overweighted domestic equities, maintained out-of-benchmark stakes in high-yield bonds and emerging-markets equities, and underweighted the more defensive cash and investment-grade bond categories - all of which contributed significantly. Underweighting foreign developed-markets equities also helped. As for security selection, in addition to domestic equities, solid bond picking in the investment-grade bond central fund boosted performance. Within domestic equities, stock selection and an overweighting in the top-performing consumer discretionary sector - which increased as a percentage of assets - added the most. Stock picks in information technology also helped, as did positive overall positioning in health care, materials, industrials, consumer staples and utilities. Among individual holdings, leading contributors included overweightings in computer and mobile device maker Apple, truck-engine manufacturer Cummins, and footwear producer Deckers Outdoor, as well as a non-index investment in Chinese Internet search provider Baidu. We sold our position in Baidu during the period. In fixed income, beneficial sector positioning complemented strong security selection. Overweighting corporate bonds and commercial mortgage-backed securities, generally underweighting residential mortgage-backed securities and adjusting the allocation to U.S. Treasuries as the market environment changed during the year helped the investment-grade bond central fund beat its index. There were no major detractors during the period. Our small position in floating-rate bank-loan securities detracted slightly. Adverse security selection in foreign developed-markets equities was more than offset by underweighting the category. Weak positioning in financials and a modest cash stake dampened the domestic equity subportfolio's performance somewhat, but it still beat its index by a sizable margin. Individual holdings that disappointed included an out-of-benchmark investment in Canadian smart phone manufacturer Research In Motion and an overweighting in Internet search giant Google.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Initial Class	.73%
Actual		$ 1,000.00	$ 1,226.40	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Service Class	.83%
Actual		$ 1,000.00	$ 1,225.10	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Service Class 2	1.01%
Actual		$ 1,000.00	$ 1,223.80	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Investor Class	.82%
Actual		$ 1,000.00	$ 1,225.70	$ 4.60
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each of Fidelity's International Equity and Fixed-Income Central Funds.

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.3
Google, Inc. Class A	1.6	0.0
Delta Air Lines, Inc.	1.3	1.6
United Continental Holdings, Inc.	1.1	1.3
Freeport-McMoRan Copper & Gold, Inc.	0.9	0.0
NetApp, Inc.	0.9	0.0
Schlumberger Ltd.	0.9	0.6
Amazon.com, Inc.	0.9	0.6
Macy's, Inc.	0.8	0.7
Express Scripts, Inc.	0.8	0.9
	12.1
Market Sectors as of December 31, 2010
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.6	12.0
Consumer Discretionary	13.1	9.7
Industrials	10.2	11.1
Materials	8.8	4.0
Financials	7.4	12.6
Energy	6.6	5.9
Health Care	4.9	5.0
Consumer Staples	2.5	2.4
Telecommunication Services	1.3	1.5
Utilities	0.9	0.9
Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Stock class*** 72.2%		Stock class**** 69.6%
	Bond class 25.9%		Bond class 26.5%
	Short-Term class 1.9%		Short-Term class 3.9%
* Foreign investments	31.0%	** Foreign investments	25.2%

*** Includes Commodities & Related Investments of 1.6%.

**** Includes Commodities & Related Investments of 1.5%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity International Equity and Fixed Income Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Common Stocks - 50.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.6%
Autoliv, Inc.	3,200	$ 252,608
BorgWarner, Inc. (a)	12,500	904,500
		1,157,108
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	14,478	1,139,165
Daimler AG (Germany) (a)	4,153	281,681
General Motors Co.	10,700	394,402
		1,815,248
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	7,000	168,720
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	3,000	637,980
Las Vegas Sands Corp. (a)	9,400	431,930
Panera Bread Co. Class A (a)	4,600	465,566
Starwood Hotels & Resorts Worldwide, Inc.	10,000	607,800
		2,143,276
Household Durables - 0.6%
Cyrela Brazil Realty SA	26,400	347,588
Gafisa SA sponsored ADR (d)	48,800	709,064
		1,056,652
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	8,600	1,548,000
E-Commerce China Dangdang, Inc. ADR	5,800	157,006
Expedia, Inc.	16,900	424,021
Priceline.com, Inc. (a)	1,900	759,145
		2,888,172
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	5,700	268,926
Media - 0.3%
Discovery Communications, Inc. (a)	7,000	291,900
Grupo Televisa SA de CV (CPO) sponsored ADR	13,100	339,683
		631,583
Multiline Retail - 1.6%
Dollarama, Inc. (a)	3,800	109,698
Droga Raia SA	7,000	107,306
Macy's, Inc.	60,300	1,525,590
Nordstrom, Inc.	16,500	699,270
Target Corp.	8,000	481,040
		2,922,904
Specialty Retail - 1.0%
China ZhengTong Auto Services Holdings Ltd.	98,000	92,421
Tiffany & Co., Inc.	12,500	778,375
Williams-Sonoma, Inc.	28,700	1,024,303
		1,895,099

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc.	20,500	$ 1,133,855
Deckers Outdoor Corp. (a)	16,500	1,315,710
Fossil, Inc. (a)	11,000	775,280
LVMH Moet Hennessy - Louis Vuitton	1,106	182,031
NIKE, Inc. Class B	2,100	179,382
Phillips-Van Heusen Corp.	14,400	907,344
Steven Madden Ltd. (a)	6,200	258,664
The Swatch Group AG (Bearer)	870	388,115
Vera Bradley, Inc.	6,100	201,300
		5,341,681
TOTAL CONSUMER DISCRETIONARY		20,289,369
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Hansen Natural Corp. (a)	5,000	261,400
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	8,400	677,880
Hengan International Group Co. Ltd.	64,000	552,100
		1,229,980
TOTAL CONSUMER STAPLES		1,491,380
ENERGY - 4.6%
Energy Equipment & Services - 1.6%
Dril-Quip, Inc. (a)	5,000	388,600
Saipem SpA	8,168	402,316
Schlumberger Ltd.	19,014	1,587,669
Transocean Ltd. (a)	8,600	597,786
		2,976,371
Oil, Gas & Consumable Fuels - 3.0%
Alpha Natural Resources, Inc. (a)	13,000	780,390
Anadarko Petroleum Corp.	6,500	495,040
Cimarex Energy Co.	4,600	407,238
Concho Resources, Inc. (a)	10,600	929,302
OAO Gazprom sponsored ADR	5,400	137,376
Peabody Energy Corp.	8,500	543,830
Pioneer Natural Resources Co.	10,900	946,338
Tesoro Corp.	7,500	139,050
Uranium One, Inc.	24,900	118,845
Whiting Petroleum Corp. (a)	8,000	937,520
		5,434,929
TOTAL ENERGY		8,411,300
FINANCIALS - 2.7%
Capital Markets - 0.6%
BlackRock, Inc. Class A	5,100	971,958
Commercial Banks - 1.4%
Banco do Brasil SA	33,200	628,570
BBVA Banco Frances SA sponsored ADR	22,100	256,360
Huntington Bancshares, Inc.	4,000	27,480
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA ADR	30,300	$ 727,503
Wells Fargo & Co.	30,500	945,195
		2,585,108
Diversified Financial Services - 0.7%
Apollo Global Management LLC (e)	50,700	405,600
JPMorgan Chase & Co.	20,800	882,336
		1,287,936
TOTAL FINANCIALS		4,845,002
HEALTH CARE - 3.7%
Biotechnology - 0.8%
Gilead Sciences, Inc. (a)	15,200	550,848
United Therapeutics Corp. (a)	13,200	834,504
		1,385,352
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (a)	8,300	670,972
Volcano Corp. (a)	16,800	458,808
		1,129,780
Health Care Providers & Services - 1.7%
Express Scripts, Inc. (a)	28,200	1,524,210
HMS Holdings Corp. (a)	5,400	349,758
Medco Health Solutions, Inc. (a)	20,600	1,262,162
		3,136,130
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	7,300	311,822
Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International, Inc.	25,006	709,084
TOTAL HEALTH CARE		6,672,168
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
BE Aerospace, Inc. (a)	4,600	170,338
Goodrich Corp.	7,000	616,490
Precision Castparts Corp.	2,500	348,025
		1,134,853
Air Freight & Logistics - 0.1%
Air Lease Corp. Class A (a)(e)	10,900	223,450
Airlines - 2.4%
Delta Air Lines, Inc. (a)	190,500	2,400,300
United Continental Holdings, Inc. (a)	85,185	2,029,107
		4,429,407
Construction & Engineering - 0.1%
Fluor Corp.	2,300	152,398
Electrical Equipment - 0.3%
Emerson Electric Co.	8,300	474,511

	Shares	Value
Machinery - 3.9%
Caterpillar, Inc.	15,500	$ 1,451,730
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	71,200	160,858
Cummins, Inc.	12,300	1,353,123
Dover Corp.	11,000	642,950
Kennametal, Inc.	21,700	856,282
MAN SE	5,849	695,912
PACCAR, Inc.	5,600	321,552
Parker Hannifin Corp.	13,000	1,121,900
Sandvik AB	18,600	362,909
Weg SA	3,500	45,976
		7,013,192
Road & Rail - 0.5%
CSX Corp.	7,400	478,114
Union Pacific Corp.	5,100	472,566
		950,680
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA (a)	8,000	99,304
TOTAL INDUSTRIALS		14,477,795
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.9%
HTC Corp.	9,000	277,683
Juniper Networks, Inc. (a)	33,600	1,240,512
Research In Motion Ltd. (a)	21,100	1,226,543
Riverbed Technology, Inc. (a)	18,000	633,060
		3,377,798
Computers & Peripherals - 4.1%
Apple, Inc. (a)	16,400	5,289,985
EMC Corp. (a)	26,100	597,690
NetApp, Inc. (a)	28,900	1,588,344
		7,476,019
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	8,800	414,040
eBay, Inc. (a)	19,900	553,817
Google, Inc. Class A (a)	4,900	2,910,453
Mail.ru Group Ltd. GDR unit (a)(e)	1,800	64,800
Rackspace Hosting, Inc. (a)	4,700	147,627
Tencent Holdings Ltd.	32,000	695,375
YouKu.com, Inc. ADR (a)	3,900	136,539
		4,922,651
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	17,600	1,289,904
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC sponsored ADR	17,400	361,050
Broadcom Corp. Class A	33,400	1,454,570
Marvell Technology Group Ltd. (a)	45,700	847,735
NVIDIA Corp. (a)	9,700	149,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV	20,800	$ 435,344
TriQuint Semiconductor, Inc. (a)	15,600	182,364
		3,430,443
Software - 1.8%
Citrix Systems, Inc. (a)	10,500	718,305
Informatica Corp. (a)	31,400	1,382,542
NCsoft Corp.	769	142,998
RealPage, Inc.	8,900	275,277
Rovi Corp. (a)	2,400	148,824
Solera Holdings, Inc.	5,800	297,656
Taleo Corp. Class A (a)	11,700	323,505
		3,289,107
TOTAL INFORMATION TECHNOLOGY		23,785,922
MATERIALS - 6.2%
Chemicals - 4.1%
Celanese Corp. Class A	17,800	732,826
CF Industries Holdings, Inc.	9,900	1,337,985
Dow Chemical Co.	35,900	1,225,626
Ferro Corp. (a)	13,100	191,784
FMC Corp.	11,600	926,724
LyondellBasell Industries NV Class A (a)	34,400	1,183,360
PPG Industries, Inc.	11,500	966,805
Rockwood Holdings, Inc. (a)	12,400	485,088
Uralkali JSC GDR (Reg. S)	11,600	425,952
		7,476,150
Metals & Mining - 2.1%
Alcoa, Inc.	57,000	877,230
Anglo American PLC (United Kingdom)	4,100	213,359
Freeport-McMoRan Copper & Gold, Inc.	13,400	1,609,206
Stillwater Mining Co. (a)	20,400	435,540
United States Steel Corp. (d)	11,800	689,356
		3,824,691
TOTAL MATERIALS		11,300,841
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	8,400	375,144
TOTAL COMMON STOCKS (Cost $67,550,283)		91,648,921
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $364,931)	2,400	$ 389,548
Fixed-Income Funds - 26.7%

Fidelity Floating Rate Central Fund (g)	54,260	5,416,203
Fidelity High Income Central Fund 1 (g)	69,534	6,768,440
Fidelity VIP Investment Grade Central Fund (g)	344,615	36,250,066
TOTAL FIXED-INCOME FUNDS (Cost $46,582,110)		48,434,709
Equity Funds - 20.5%

Commodity Funds - 1.6%
Fidelity Commodity Strategy Central Fund (g)	229,825	2,907,291
International Equity Funds - 18.9%
Fidelity Emerging Markets Equity Central Fund (g)	34,759	7,858,662
Fidelity International Equity Central Fund (g)	371,089	26,462,332
TOTAL INTERNATIONAL EQUITY FUNDS		34,320,994
TOTAL EQUITY FUNDS (Cost $39,090,173)		37,228,285
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.19% (b)	3,876,732	3,876,732
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,393,250	1,393,250
TOTAL MONEY MARKET FUNDS (Cost $5,269,982)		5,269,982
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 1/13/11 (f) (Cost $449,982)	$ 450,000	$ 449,996
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $159,307,461)	183,421,441
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,697,855)
NET ASSETS - 100%	$ 181,723,586
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 CME E-mini MSCI EAFE Index Contracts	March 2011	$ 2,740,650	$ 51,463

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $693,850 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,996.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying International Equity and Fixed Income Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,077
Fidelity Commodity Strategy Central Fund	1,152
Fidelity Emerging Markets Equity Central Fund	89,792
Fidelity Floating Rate Central Fund	137,943
Fidelity High Income Central Fund 1	540,457
Fidelity International Equity Central Fund	546,270
Fidelity Securities Lending Cash Central Fund	10,548
Fidelity VIP Investment Grade Central Fund	1,320,816
Total	$ 2,660,055
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,625,759	$ 1,027,324	$ 1,008,089	$ 2,907,291	1.0%
Fidelity Emerging Markets Equity Central Fund	5,984,150	498,168	-	7,858,662	2.0%
Fidelity Floating Rate Central Fund	2,194,656	2,944,584	-	5,416,203	0.2%
Fidelity High Income Central Fund 1	6,801,191	540,457	997,672	6,768,440	1.1%
Fidelity International Equity Central Fund	25,242,554	546,270	1,201,485	26,462,332	1.5%
Fidelity VIP Investment Grade Central Fund	36,173,232	5,573,900	5,767,220	36,250,066	1.0%
Total	$ 79,021,542	$ 11,130,703	$ 8,974,466	$ 85,662,994
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,678,917	$ 20,678,917	$ -	$ -
Consumer Staples	1,491,380	1,491,380	-	-
Energy	8,411,300	8,411,300	-	-
Financials	4,845,002	4,439,402	405,600	-
Health Care	6,672,168	6,672,168	-	-
Industrials	14,477,795	14,254,345	-	223,450
Information Technology	23,785,922	23,785,922	-	-
Materials	11,300,841	11,300,841	-	-
Telecommunication Services	375,144	375,144	-	-
U.S. Government and Government Agency Obligations	449,996	-	449,996	-
Fixed-Income Funds	48,434,709	48,434,709	-	-
Money Market Funds	5,269,982	5,269,982	-	-
Equity Funds	37,228,285	37,228,285	-	-
Total Investments in Securities:	$ 183,421,441	$ 182,342,395	$ 855,596	$ 223,450
Derivative Instruments:
Assets
Futures Contracts	$ 51,463	$ 51,463	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,450
Cost of Purchases	218,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 223,450
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 5,450

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk (a)
Futures Contracts	$ 51,463	$ -
Total Value of Derivatives	$ 51,463	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's International Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	14.5%
AAA,AA,A	3.7%
BBB	2.8%
BB	2.5%
B	2.8%
CCC,CC,C	0.8%
Not Rated	0.9%
Equities	72.2%
Short-Term Investments and Net Other Assets	(0.2)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.0%
United Kingdom	3.8%
Germany	2.5%
Brazil	2.4%
Canada	2.2%
Japan	2.1%
Netherlands	1.7%
Switzerland	1.6%
France	1.6%
Cayman Islands	1.4%
Russia	1.0%
Bermuda	1.0%
Korea (South)	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $47,330,506 of which $1,637,275, $24,334,072 and $21,359,159 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010
Assets
Investment in securities, at value (including securities loaned of $1,350,231) - See accompanying schedule: Unaffiliated issuers (cost $68,365,196)	$ 92,488,465
Fidelity Central Funds (cost $90,942,265)	90,932,976
Total Investments (cost $159,307,461)		$ 183,421,441
Cash		47,991
Foreign currency held at value (cost $1)		2
Receivable for investments sold		368,167
Receivable for fund shares sold		1,512
Dividends receivable		31,653
Distributions receivable from Fidelity Central Funds		676
Receivable for daily variation on futures contracts		20,159
Prepaid expenses		410
Other receivables		5,806
Total assets		183,897,817

Liabilities
Payable for investments purchased	$ 145,108
Payable for fund shares redeemed	495,058
Accrued management fee	83,964
Distribution and service plan fees payable	1,570
Other affiliated payables	19,683
Other payables and accrued expenses	35,598
Collateral on securities loaned, at value	1,393,250
Total liabilities		2,174,231

Net Assets		$ 181,723,586
Net Assets consist of:
Paid in capital		$ 198,306,606
Distributions in excess of net investment income		(7,498)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,741,386)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,165,864
Net Assets		$ 181,723,586

Statement of Assets and Liabilities - continued

December 31, 2010
Initial Class: Net Asset Value, offering price and redemption price per share ($138,051,432 ÷ 9,509,290 shares)	$ 14.52

Service Class: Net Asset Value, offering price and redemption price per share ($3,998,948 ÷ 277,258 shares)	$ 14.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,045,951 ÷ 420,910 shares)	$ 14.36

Investor Class: Net Asset Value, offering price and redemption price per share ($33,627,255 ÷ 2,324,998 shares)	$ 14.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010
Investment Income
Dividends		$ 636,194
Interest		1,737
Income from Fidelity Central Funds		2,660,055
Total income		3,297,986

Expenses
Management fee	$ 961,184
Transfer agent fees	165,062
Distribution and service plan fees	22,681
Accounting and security lending fees	84,908
Custodian fees and expenses	39,525
Independent trustees' compensation	662
Registration fees	57
Audit	50,142
Legal	1,669
Miscellaneous	1,772
Total expenses before reductions	1,327,662
Expense reductions	(36,421)	1,291,241
Net investment income (loss)		2,006,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,824,544
Fidelity Central Funds	486,796
Foreign currency transactions	(20,971)
Futures contracts	355,557
Capital gain distributions from Fidelity Central Funds	1,260,199
Total net realized gain (loss)		15,906,125
Change in net unrealized appreciation (depreciation) on: Investment securities	7,996,414
Assets and liabilities in foreign currencies	(1,445)
Futures contracts	37,723
Total change in net unrealized appreciation (depreciation)		8,032,692
Net gain (loss)		23,938,817
Net increase (decrease) in net assets resulting from operations		$ 25,945,562

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,006,745	$ 2,369,031
Net realized gain (loss)	15,906,125	(3,626,092)
Change in net unrealized appreciation (depreciation)	8,032,692	45,201,288
Net increase (decrease) in net assets resulting from operations	25,945,562	43,944,227
Distributions to shareholders from net investment income	(1,957,332)	(2,373,235)
Distributions to shareholders from net realized gain	(557,354)	(313,149)
Total distributions	(2,514,686)	(2,686,384)
Share transactions - net increase (decrease)	(16,470,726)	(14,759,164)
Total increase (decrease) in net assets	6,960,150	26,498,679

Net Assets
Beginning of period	174,763,436	148,264,757
End of period (including distributions in excess of net investment income of $7,498 and undistributed net investment income of $0, respectively)	$ 181,723,586	$ 174,763,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 9.68	$ 15.51	$ 13.60	$ 12.97
Income from Investment Operations
Net investment income (loss)C	.16	.17	.26	.29	.26
Net realized and unrealized gain (loss)	1.91	3.01	(5.82)	2.24	.63
Total from investment operations	2.07	3.18	(5.56)	2.53	.89
Distributions from net investment income	(.16)	(.18)	(.26)	(.62)	(.26)
Distributions from net realized gain	(.05)	(.02)	(.01)	-	-
Total distributions	(.21)	(.20)	(.27)	(.62)	(.26)
Net asset value, end of period	$ 14.52	$ 12.66	$ 9.68	$ 15.51	$ 13.60
Total ReturnA,B	16.34%	32.91%	(35.81)%	18.97%	6.99%
Ratios to Average Net AssetsD,F
Expenses before reductions	.74%	.78%	.74%	.74%	.77%
Expenses net of fee waivers, if any	.73%	.78%	.74%	.74%	.77%
Expenses net of all reductions	.72%	.77%	.73%	.73%	.73%
Net investment income (loss)	1.20%	1.57%	1.90%	1.98%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,051	$ 136,479	$ 118,672	$ 211,867	$ 212,222
Portfolio turnover rateE	68%	126%	110%	132%	233%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 9.62	$ 15.41	$ 13.51	$ 12.88
Income from Investment Operations
Net investment income (loss)C	.14	.16	.24	.27	.25
Net realized and unrealized gain (loss)	1.89	2.99	(5.77)	2.22	.63
Total from investment operations	2.03	3.15	(5.53)	2.49	.88
Distributions from net investment income	(.15)	(.17)	(.25)	(.59)	(.25)
Distributions from net realized gain	(.05)	(.02)	(.01)	-	-
Total distributions	(.19)G	(.19)	(.26)	(.59)	(.25)
Net asset value, end of period	$ 14.42	$ 12.58	$ 9.62	$ 15.41	$ 13.51
Total ReturnA,B	16.18%	32.79%	(35.88)%	18.79%	6.93%
Ratios to Average Net AssetsD,F
Expenses before reductions	.84%	.88%	.84%	.84%	.87%
Expenses net of fee waivers, if any	.84%	.88%	.84%	.84%	.87%
Expenses net of all reductions	.82%	.87%	.83%	.83%	.83%
Net investment income (loss)	1.09%	1.47%	1.80%	1.88%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,999	$ 3,838	$ 2,911	$ 5,113	$ 4,977
Portfolio turnover rateE	68%	126%	110%	132%	233%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 9.57	$ 15.34	$ 13.42	$ 12.81
Income from Investment Operations
Net investment income (loss)C	.12	.14	.22	.25	.22
Net realized and unrealized gain (loss)	1.88	2.97	(5.75)	2.21	.62
Total from investment operations	2.00	3.11	(5.53)	2.46	.84
Distributions from net investment income	(.11)	(.15)	(.23)	(.54)	(.23)
Distributions from net realized gain	(.05)	(.02)	(.01)	-	-
Total distributions	(.15)G	(.17)	(.24)	(.54)	(.23)
Net asset value, end of period	$ 14.36	$ 12.51	$ 9.57	$ 15.34	$ 13.42
Total ReturnA,B	16.02%	32.55%	(36.05)%	18.68%	6.64%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.02%	1.06%	1.01%	1.02%	1.05%
Expenses net of fee waivers, if any	1.02%	1.06%	1.01%	1.02%	1.05%
Expenses net of all reductions	1.00%	1.05%	1.01%	1.01%	1.02%
Net investment income (loss)	.91%	1.29%	1.62%	1.70%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,046	$ 8,139	$ 6,545	$ 8,622	$ 6,205
Portfolio turnover rateE	68%	126%	110%	132%	233%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.045 per share.

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 9.65	$ 15.46	$ 13.56	$ 12.96
Income from Investment Operations
Net investment income (loss)C	.15	.16	.24	.27	.24
Net realized and unrealized gain (loss)	1.90	2.99	(5.78)	2.23	.63
Total from investment operations	2.05	3.15	(5.54)	2.50	.87
Distributions from net investment income	(.15)	(.17)	(.26)	(.60)	(.27)
Distributions from net realized gain	(.05)	(.02)	(.01)	-	-
Total distributions	(.20)	(.19)	(.27)	(.60)	(.27)
Net asset value, end of period	$ 14.46	$ 12.61	$ 9.65	$ 15.46	$ 13.56
Total ReturnA,B	16.25%	32.68%	(35.85)%	18.78%	6.80%
Ratios to Average Net AssetsD,F
Expenses before reductions	.83%	.89%	.83%	.86%	.92%
Expenses net of fee waivers, if any	.82%	.89%	.83%	.86%	.92%
Expenses net of all reductions	.81%	.87%	.83%	.86%	.89%
Net investment income (loss)	1.11%	1.47%	1.81%	1.86%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,627	$ 26,307	$ 20,137	$ 16,370	$ 6,882
Portfolio turnover rateE	68%	126%	110%	132%	233%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Swap Agreements
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in each of Fidelity's International and Fixed-Income Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures transactions, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,728,096
Gross unrealized depreciation	(6,554,136)
Net unrealized appreciation (depreciation)	$ 31,173,960

Tax Cost	$ 152,247,481

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (47,330,506)
Net unrealized appreciation (depreciation)	$ 31,174,381

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 2,514,686	$ 2,686,384

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $355,557 and a change in net unrealized appreciation (depreciation) of $37,723 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $111,486,073 and $123,592,365, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

The Fund has invested in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. Fees waived totaled $1,031 for the period.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 3,753
Service Class 2	18,928
$ 22,681

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .01% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC has agreed to voluntarily waive this fee until December 31, 2010. (See Note 10: Expense Reductions.) For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 105,840
Service Class	3,081
Service Class 2	8,457
Investor Class	47,684
$ 165,062

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,526 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $674 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,548. During the period, there were no securities loaned to FCM.

Annual Report

10. Expense Reductions.

FMR or its affiliates agreed to waive certain fees during the period as noted in the table below.

Initial Class	$ 9,602
Service Class	272
Service Class 2	548
Investor Class	2,047
$ 12,469

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,921 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Initial Class	$ 1,524,495	$ 1,895,178
Service Class	40,585	50,128
Service Class 2	44,899	95,786
Investor Class	347,353	332,143
Total	$ 1,957,332	$ 2,373,235
From net realized gain
Initial Class	$ 423,471	$ 245,240
Service Class	12,340	6,924
Service Class 2	18,708	14,984
Investor Class	102,835	46,001
Total	$ 557,354	$ 313,149

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Initial Class
Shares sold	314,056	350,542	$ 4,175,708	$ 3,746,567
Reinvestment of distributions	135,558	173,751	1,947,966	2,140,418
Shares redeemed	(1,723,443)	(2,002,699)	(22,677,836)	(20,833,637)
Net increase (decrease)	(1,273,829)	(1,478,406)	$ (16,554,162)	$ (14,946,652)
Service Class
Shares sold	27,481	62,715	$ 366,364	$ 622,397
Reinvestment of distributions	3,706	4,662	52,925	57,052
Shares redeemed	(59,096)	(64,785)	(772,171)	(674,309)
Net increase (decrease)	(27,909)	2,592	$ (352,882)	$ 5,140
Service Class 2
Shares sold	229,882	271,353	$ 3,022,061	$ 2,822,295
Reinvestment of distributions	4,473	9,100	63,607	110,770
Shares redeemed	(463,914)	(313,536)	(6,116,111)	(3,220,944)
Net increase (decrease)	(229,559)	(33,083)	$ (3,030,443)	$ (287,879)
Investor Class
Shares sold	645,314	445,595	$ 8,630,814	$ 5,121,887
Reinvestment of distributions	31,438	30,780	450,188	378,144
Shares redeemed	(437,500)	(477,991)	(5,614,241)	(5,029,804)
Net increase (decrease)	239,252	(1,616)	$ 3,466,761	$ 470,227

Annual Report

Notes to Financial Statements - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of 76% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager: Growth Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Initial Class designates 19%, Service Class designates 20%, Service Class 2 designates 26%, and Investor Class designates 20%, of the dividends distributed in December 2010 as qualifying for the dividends-received deduction for corporate shareholders.

A total of 5.23% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager: Growth Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 31% means that 69% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Initial Class ranked below its competitive median for 2009 and the total expenses of each of Investor Class, Service Class, and Service Class 2 ranked above its competitive median for 2009. The Board noted that the total expenses of each of Investor Class, Service Class, and Service Class 2 were above the median due to relatively smaller fund size, resulting in higher non-management expenses. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-ANN-0211
1.540207.113

Fidelity® Variable Insurance Products:
Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How each fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
VIP Freedom Income PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2005 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2010 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2015 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2020 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2025 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2030 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2035 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2040 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2045 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Freedom 2050 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent RegisteredPublic Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Annual Report

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP Freedom Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of FundA
VIP Freedom Income PortfolioSM - Initial Class	7.49%	4.66%	4.91%
VIP Freedom Income Portfolio - Service Class	7.46%	4.55%	4.80%
VIP Freedom Income Portfolio - Service Class 2	7.25%	4.39%	4.64%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2005 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2005 PortfolioSM - Initial Class	11.34%	4.44%	5.30%
VIP Freedom 2005 Portfolio - Service Class	11.24%	4.34%	5.21%
VIP Freedom 2005 Portfolio - Service Class 2	11.06%	4.17%	5.03%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2010 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2010 PortfolioSM - Initial Class	12.95%	4.67%	5.57%
VIP Freedom 2010 Portfolio - Service Class	12.74%	4.58%	5.46%
VIP Freedom 2010 Portfolio - Service Class 2	12.55%	4.40%	5.29%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Freedom 2015 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2015 PortfolioSM - Initial Class	13.09%	4.65%	5.86%
VIP Freedom 2015 Portfolio - Service Class	13.00%	4.54%	5.74%
VIP Freedom 2015 Portfolio - Service Class 2	12.79%	4.39%	5.59%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

VIP Freedom 2020 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2020 PortfolioSM - Initial Class	14.49%	4.20%	5.66%
VIP Freedom 2020 Portfolio - Service Class	14.52%	4.10%	5.56%
VIP Freedom 2020 Portfolio - Service Class 2	14.33%	3.94%	5.40%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2025 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2025 PortfolioSM - Initial Class	15.79%	4.27%	5.87%
VIP Freedom 2025 Portfolio - Service Class	15.70%	4.17%	5.77%
VIP Freedom 2025 Portfolio - Service Class 2	15.47%	4.00%	5.61%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2030 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of FundA
VIP Freedom 2030 PortfolioSM - Initial Class	16.08%	3.61%	5.46%
VIP Freedom 2030 Portfolio - Service Class	16.00%	3.50%	5.36%
VIP Freedom 2030 Portfolio - Service Class 2	15.89%	3.35%	5.20%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2035 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of FundA
VIP Freedom 2035 PortfolioSM - Initial Class	17.01%	33.00%
VIP Freedom 2035 Portfolio - Service Class	16.97%	32.86%
VIP Freedom 2035 Portfolio - Service Class 2	16.76%	32.65%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2035 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2040 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of FundA
VIP Freedom 2040 PortfolioSM - Initial Class	17.19%	33.58%
VIP Freedom 2040 Portfolio - Service Class	17.05%	33.44%
VIP Freedom 2040 Portfolio - Service Class 2	16.92%	33.27%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2040 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2045 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of FundA
VIP Freedom 2045 PortfolioSM - Initial Class	17.37%	33.91%
VIP Freedom 2045 Portfolio - Service Class	17.23%	33.77%
VIP Freedom 2045 Portfolio - Service Class 2	17.15%	33.59%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2045 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom 2050 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of FundA
VIP Freedom 2050 PortfolioSM - Initial Class	17.58%	34.83%
VIP Freedom 2050 Portfolio - Service Class	17.53%	34.69%
VIP Freedom 2050 Portfolio - Service Class 2	17.30%	34.46%

A From April 8, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2050 Portfolio - Initial Class on April 8, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of VIP Freedom Funds: For the year ending December 31, 2010, each of the four asset classes represented in the VIP Freedom Funds' portfolios - U.S. equity, non-U.S. equity, fixed income and short-term debt investments - posted positive absolute results. However, it was the allocation to equities and investment-grade debt that provided the biggest boost to their year-end results. Consequently, each of the VIP Freedom Funds delivered exceptional returns for investors, with VIP Freedom Income - the most-conservative, shortest-dated Fund - gaining a solid single digit increase while the longer-dated, more-equity-focused Funds rose into the low- to mid-teens. The Funds' U.S. equity class solidly outpaced the broad-based Dow Jones U.S. Total Stock Market IndexSM, which rose 17.49% for the one-year period ending December 31, 2010. Four of the seven underlying domestic equity funds beat the Dow Jones index, with underlying funds focusing on smaller-capitalization stocks - such as VIP Mid Cap Portfolio and VIP Value Strategies Portfolio - delivering the highest absolute results. VIP Growth Portfolio and VIP Value Portfolio, which invest more heavily in larger-capitalization stocks, also significantly contributed to the Funds' performance. The Funds' non-U.S. equity asset class, which handily outperformed the 7.88% gain of the MSCI® EAFE® (Europe, Australasia, Far East) Index, also bolstered absolute results. VIP Overseas Portfolio anchored the Funds' performance in the non-U.S. equity class, while VIP Emerging Markets Portfolio - benefiting from an increase in consumer spending in emerging markets - posted a near 18% return for the year. U.S. investors also gained from a generally weaker dollar, which lifted foreign stock returns. Turning to bonds, the Funds' fixed-income asset class handily beat the Barclays Capital® U.S. Aggregate Bond Index. Buoyed by its allocation to credit-related securities, which performed well for most of the year, VIP Investment Grade Bond Portfolio solidly contributed to the Funds' performance, while VIP High Income Portfolio roared past the broader bond market. Lastly, the Funds' short-term debt holding, VIP Money Market Portfolio, performed roughly in line with the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which increased 0.15%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,063.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,063.40	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,062.40	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,124.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,124.40	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,122.60	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,143.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,143.70	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,141.90	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,147.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,147.10	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,146.10	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,175.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,174.90	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,174.30	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,198.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,198.90	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,196.70	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,212.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,211.80	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,210.70	$ 1.39
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,231.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,231.30	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,230.00	$ 1.41
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,234.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,234.20	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,233.70	$ 1.41
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,240.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,239.70	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,238.90	$ 1.41
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,251.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,251.40	$ .57
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class 2.25%
Actual		$ 1,000.00	$ 1,249.90	$ 1.42
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	2.5	2.6
VIP Equity-Income PortfolioSM Initial Class	2.9	3.0
VIP Growth & Income Portfolio Initial Class	2.9	3.0
VIP Growth Portfolio Initial Class	2.9	3.0
VIP Mid Cap Portfolio Initial Class	1.0	1.1
VIP Value Portfolio Initial Class	2.5	2.6
VIP Value Strategies Portfolio Initial Class	1.1	1.1
	15.8	16.4
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	4.6	3.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	0.7	0.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.2	35.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.6	40.1
Net Other Assets (Liabilities)	0.1	(0.1)
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	15.8%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	39.6%
Net Other Assets	0.1%

Six months ago
Domestic Equity Funds	16.4%
Developed International Equity Funds	3.2%
Emerging Markets Equity Funds	0.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	40.1%
Net Other Assets †	(0.1)%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

† Net Other Assets are not included in the pie chart.

Annual Report

VIP Freedom Income Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Domestic Equity Funds - 15.8%
VIP Contrafund Portfolio Initial Class	19,473	$ 465,018
VIP Equity-Income PortfolioSM Initial Class	28,642	544,763
VIP Growth & Income Portfolio Initial Class	42,843	541,102
VIP Growth Portfolio Initial Class	14,667	544,008
VIP Mid Cap Portfolio Initial Class	5,766	188,487
VIP Value Portfolio Initial Class	42,325	465,576
VIP Value Strategies Portfolio Initial Class	20,280	197,527
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,245,166)		2,946,481
International Equity Funds - 5.3%

Developed International Equity Funds - 4.6%
VIP Overseas Portfolio Initial Class	50,947	854,389
Emerging Markets Equity Funds - 0.7%
VIP Emerging Markets Portfolio Initial Class	14,386	142,569
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $833,609)		996,958
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	166,444	$ 927,091
Investment Grade Bond Funds - 34.2%
VIP Investment Grade Bond Portfolio Initial Class	497,524	6,383,231
TOTAL BOND FUNDS (Cost $7,181,204)		7,310,322
Short-Term Funds - 39.6%

VIP Money Market Portfolio Initial Class (Cost $7,377,118)	7,377,118	7,377,118
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $18,637,097)		18,630,879
NET OTHER ASSETS (LIABILITIES) - 0.1%		19,611
NET ASSETS - 100%		$ 18,650,490
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $18,637,097) - See accompanying schedule		$ 18,630,879
Cash		15,399
Receivable for investments sold		201
Receivable for fund shares sold		21,301
Total assets		18,667,780

Liabilities
Payable for investments purchased	$ 15,426
Payable for fund shares redeemed	326
Distribution and service plan fees payable	1,538
Total liabilities		17,290

Net Assets		$ 18,650,490
Net Assets consist of:
Paid in capital		$ 18,757,963
Accumulated undistributed net realized gain (loss) on investments		(101,255)
Net unrealized appreciation (depreciation) on investments		(6,218)
Net Assets		$ 18,650,490

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($11,165,323 ÷ 1,087,074 shares)	$ 10.27

Service Class: Net Asset Value, offering price and redemption price per share ($172,202 ÷ 16,748 shares)	$ 10.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,312,965 ÷ 714,195 shares)	$ 10.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 341,677

Expenses
Distribution and service plan fees	$ 17,429
Independent trustees' compensation	65
Total expenses before reductions	17,494
Expense reductions	(65)	17,429
Net investment income (loss)		324,248
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	376,710
Capital gain distributions from underlying funds	76,978
Total net realized gain (loss)		453,688
Change in net unrealized appreciation (depreciation) on underlying funds		547,661
Net gain (loss)		1,001,349
Net increase (decrease) in net assets resulting from operations		$ 1,325,597

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 324,248	$ 643,136
Net realized gain (loss)	453,688	204,551
Change in net unrealized appreciation (depreciation)	547,661	1,442,211
Net increase (decrease) in net assets resulting from operations	1,325,597	2,289,898
Distributions to shareholders from net investment income	(329,236)	(651,988)
Distributions to shareholders from net realized gain	(476,604)	(251,371)
Total distributions	(805,840)	(903,359)
Share transactions - net increase (decrease)	(1,464,915)	4,138,154
Total increase (decrease) in net assets	(945,158)	5,524,693

Net Assets
Beginning of period	19,595,648	14,070,955
End of period	$ 18,650,490	$ 19,595,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.14	$ 10.80	$ 10.71	$ 10.36
Income from Investment Operations
Net investment income (loss) C	.19	.39	.36	.43	.40
Net realized and unrealized gain (loss)	.56	.96	(1.48)	.22	.32
Total from investment operations	.75	1.35	(1.12)	.65	.72
Distributions from net investment income	(.20)	(.35)	(.37)	(.44)	(.32)
Distributions from net realized gain	(.28)	(.15)	(.17)	(.12)	(.05)
Total distributions	(.48)	(.49) F	(.54)	(.56)	(.37)
Net asset value, end of period	$ 10.27	$ 10.00	$ 9.14	$ 10.80	$ 10.71
Total Return A,B	7.49%	14.95%	(10.45)%	6.10%	6.94%
Ratios to Average Net Assets D,E
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.88%	4.00%	3.50%	3.93%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,165	$ 12,679	$ 8,976	$ 10,035	$ 9,398
Portfolio turnover rate	41%	32%	55%	56%	44%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.49 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.14	$ 10.81	$ 10.71	$ 10.36
Income from Investment Operations
Net investment income (loss) C	.18	.37	.35	.42	.39
Net realized and unrealized gain (loss)	.56	.97	(1.50)	.23	.32
Total from investment operations	.74	1.34	(1.15)	.65	.71
Distributions from net investment income	(.19)	(.33)	(.35)	(.43)	(.31)
Distributions from net realized gain	(.28)	(.15)	(.17)	(.12)	(.05)
Total distributions	(.46) G	(.48) F	(.52)	(.55)	(.36)
Net asset value, end of period	$ 10.28	$ 10.00	$ 9.14	$ 10.81	$ 10.71
Total Return A,B	7.46%	14.81%	(10.65)%	6.10%	6.83%
Ratios to Average Net Assets D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.78%	3.90%	3.40%	3.83%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 163	$ 258	$ 414	$ 391
Portfolio turnover rate	41%	32%	55%	56%	44%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.12	$ 10.78	$ 10.69	$ 10.36
Income from Investment Operations
Net investment income (loss) C	.17	.36	.33	.40	.37
Net realized and unrealized gain (loss)	.55	.96	(1.48)	.23	.32
Total from investment operations	.72	1.32	(1.15)	.63	.69
Distributions from net investment income	(.18)	(.33)	(.34)	(.42)	(.31)
Distributions from net realized gain	(.28)	(.15)	(.17)	(.12)	(.05)
Total distributions	(.45) G	(.47) F	(.51)	(.54)	(.36)
Net asset value, end of period	$ 10.24	$ 9.97	$ 9.12	$ 10.78	$ 10.69
Total Return A,B	7.25%	14.64%	(10.70)%	5.92%	6.61%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63%	3.76%	3.25%	3.68%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,313	$ 6,753	$ 4,836	$ 3,589	$ 1,061
Portfolio turnover rate	41%	32%	55%	56%	44%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.47 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share.

G Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.2	5.3
VIP Equity-Income Portfolio Initial Class	6.1	6.2
VIP Growth & Income Portfolio Initial Class	6.0	6.1
VIP Growth Portfolio Initial Class	6.1	6.2
VIP Mid Cap Portfolio Initial Class	2.1	2.2
VIP Value Portfolio Initial Class	5.2	5.3
VIP Value Strategies Portfolio Initial Class	2.2	2.2
	32.9	33.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	9.7	9.0
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.6	0.8
High Yield Bond Funds
VIP High Income Portfolio Initial Class	4.9	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	30.2	31.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	20.7	19.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.9%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	30.2%
Short-Term Funds	20.7%

Six months ago
Domestic Equity Funds	33.5%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	31.9%
Short-Term Funds	19.8%

Expected
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.6%
Short-Term Funds	23.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom 2005 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 32.9%
	Shares	Value
Domestic Equity Funds - 32.9%
VIP Contrafund Portfolio Initial Class	13,193	$ 315,038
VIP Equity-Income Portfolio Initial Class	19,392	368,841
VIP Growth & Income Portfolio Initial Class	29,058	367,005
VIP Growth Portfolio Initial Class	9,912	367,654
VIP Mid Cap Portfolio Initial Class	3,887	127,069
VIP Value Portfolio Initial Class	28,737	316,102
VIP Value Strategies Portfolio Initial Class	13,749	133,917
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,267,603)		1,995,626
International Equity Funds - 11.3%

Developed International Equity Funds - 9.7%
VIP Overseas Portfolio Initial Class	34,969	586,432
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Initial Class	9,902	98,129
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $758,021)		684,561
Bond Funds - 35.1%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class	53,354	$ 297,181
Investment Grade Bond Funds - 30.2%
VIP Investment Grade Bond Portfolio Initial Class	142,714	1,831,015
TOTAL BOND FUNDS (Cost $2,104,080)		2,128,196
Short-Term Funds - 20.7%

VIP Money Market Portfolio Initial Class (Cost $1,259,745)	1,259,745	1,259,745
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,389,449)		6,068,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42)
NET ASSETS - 100%		$ 6,068,086
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $86,373 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $6,389,449) - See accompanying schedule		$ 6,068,128
Receivable for investments sold		131
Total assets		6,068,259

Liabilities
Payable for fund shares redeemed	$ 126
Distribution and service plan fees payable	47
Total liabilities		173

Net Assets		$ 6,068,086
Net Assets consist of:
Paid in capital		$ 6,599,127
Accumulated undistributed net realized gain (loss) on investments		(209,720)
Net unrealized appreciation (depreciation) on investments		(321,321)
Net Assets		$ 6,068,086

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($5,732,949 ÷ 569,223 shares)	$ 10.07

Service Class: Net Asset Value, offering price and redemption price per share ($178,586 ÷ 17,724 shares)	$ 10.08

Service Class 2: Net Asset Value, offering price and redemption price per share ($156,551 ÷ 15,524 shares)	$ 10.08

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 118,397

Expenses
Distribution and service plan fees	$ 529
Independent trustees' compensation	23
Total expenses before reductions	552
Expense reductions	(23)	529
Net investment income (loss)		117,868
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(78,773)
Capital gain distributions from underlying funds	24,364
Total net realized gain (loss)		(54,409)
Change in net unrealized appreciation (depreciation) on underlying funds		602,863
Net gain (loss)		548,454
Net increase (decrease) in net assets resulting from operations		$ 666,322

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,868	$ 259,416
Net realized gain (loss)	(54,409)	156,333
Change in net unrealized appreciation (depreciation)	602,863	944,768
Net increase (decrease) in net assets resulting from operations	666,322	1,360,517
Distributions to shareholders from net investment income	(118,355)	(259,101)
Distributions to shareholders from net realized gain	(79,802)	(199,216)
Total distributions	(198,157)	(458,317)
Share transactions - net increase (decrease)	(1,588,370)	(227,175)
Total increase (decrease) in net assets	(1,120,205)	675,025

Net Assets
Beginning of period	7,188,291	6,513,266
End of period (including undistributed net investment income of $0 and undistributed net investment income of $723, respectively)	$ 6,068,086	$ 7,188,291

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Income from Investment Operations
Net investment income (loss) C	.18	.34	.34	.38	.31
Net realized and unrealized gain (loss)	.87	1.48	(3.06)	.60	.72
Total from investment operations	1.05	1.82	(2.72)	.98	1.03
Distributions from net investment income	(.20)	(.35)	(.34)	(.34)	(.31)
Distributions from net realized gain	(.12)	(.26)	(.39)	(.47)	(.05)
Total distributions	(.32)	(.62) G	(.73)	(.80) F	(.36)
Net asset value, end of period	$ 10.07	$ 9.34	$ 8.14	$ 11.59	$ 11.41
Total Return A,B	11.34%	23.02%	(23.83)%	8.65%	9.59%
Ratios to Average Net Assets D,E
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.90%	3.95%	3.29%	3.20%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,733	$ 6,833	$ 5,993	$ 9,203	$ 7,871
Portfolio turnover rate	42%	50%	51%	51%	56%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.80 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share.

G Total distributions of $.62 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Income from Investment Operations
Net investment income (loss) C	.17	.33	.33	.37	.30
Net realized and unrealized gain (loss)	.87	1.48	(3.06)	.60	.72
Total from investment operations	1.04	1.81	(2.73)	.97	1.02
Distributions from net investment income	(.19)	(.34)	(.33)	(.32)	(.30)
Distributions from net realized gain	(.12)	(.26)	(.39)	(.47)	(.05)
Total distributions	(.31)	(.60) G	(.72)	(.79) F	(.35)
Net asset value, end of period	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Total Return A,B	11.24%	23.00%	(23.95)%	8.55%	9.48%
Ratios to Average Net Assets D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.80%	3.85%	3.19%	3.10%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 172	$ 250	$ 449	$ 414
Portfolio turnover rate	42%	50%	51%	51%	56%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.79 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Income from Investment Operations
Net investment income (loss) C	.16	.32	.31	.35	.29
Net realized and unrealized gain (loss)	.86	1.48	(3.06)	.60	.71
Total from investment operations	1.02	1.80	(2.75)	.95	1.00
Distributions from net investment income	(.18)	(.32)	(.31)	(.31)	(.28)
Distributions from net realized gain	(.12)	(.26)	(.39)	(.47)	(.05)
Total distributions	(.29) H	(.59) G	(.70)	(.77) F	(.33)
Net asset value, end of period	$ 10.08	$ 9.35	$ 8.14	$ 11.59	$ 11.41
Total Return A,B	11.06%	22.78%	(24.12)%	8.40%	9.34%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.65%	3.70%	3.04%	2.95%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157	$ 183	$ 271	$ 456	$ 413
Portfolio turnover rate	42%	50%	51%	51%	56%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.77 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.0	5.9
VIP Equity-Income Portfolio Initial Class	7.1	6.9
VIP Growth & Income Portfolio Initial Class	7.0	6.9
VIP Growth Portfolio Initial Class	7.0	6.9
VIP Mid Cap Portfolio Initial Class	2.4	2.5
VIP Value Portfolio Initial Class	6.1	5.9
VIP Value Strategies Portfolio Initial Class	2.6	2.5
	38.2	37.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.3	11.0
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.9	1.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	4.9	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	33.5	35.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.2	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.2%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	33.5%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	37.5%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	36.2%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.8%
Short-Term Funds	10.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom 2010 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Domestic Equity Funds - 38.2%
VIP Contrafund Portfolio Initial Class	403,715	$ 9,640,703
VIP Equity-Income Portfolio Initial Class	593,301	11,284,584
VIP Growth & Income Portfolio Initial Class	889,229	11,230,958
VIP Growth Portfolio Initial Class	303,487	11,256,318
VIP Mid Cap Portfolio Initial Class	119,196	3,896,533
VIP Value Portfolio Initial Class	879,058	9,669,641
VIP Value Strategies Portfolio Initial Class	419,321	4,084,186
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,563,835)		61,062,923
International Equity Funds - 13.2%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Initial Class	1,080,567	18,121,112
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Initial Class	305,124	3,023,778
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,424,343)		21,144,890
Bond Funds - 38.4%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class	1,399,239	$ 7,793,759
Investment Grade Bond Funds - 33.5%
VIP Investment Grade Bond Portfolio Initial Class	4,168,840	53,486,221
TOTAL BOND FUNDS (Cost $60,997,484)		61,279,980
Short-Term Funds - 10.2%

VIP Money Market Portfolio Initial Class (Cost $16,336,688)	16,336,688	16,336,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $165,322,350)		159,824,481
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,233)
NET ASSETS - 100%		$ 159,798,248
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $165,322,350) - See accompanying schedule		$ 159,824,481
Receivable for investments sold		270,291
Receivable for fund shares sold		977
Total assets		160,095,749

Liabilities
Payable to custodian bank	$ 92,697
Payable for fund shares redeemed	178,973
Distribution and service plan fees payable	25,831
Total liabilities		297,501

Net Assets		$ 159,798,248
Net Assets consist of:
Paid in capital		$ 166,143,857
Undistributed net investment income		7,845
Accumulated undistributed net realized gain (loss) on investments		(855,585)
Net unrealized appreciation (depreciation) on investments		(5,497,869)
Net Assets		$ 159,798,248

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($22,572,758 ÷ 2,128,269 shares)	$ 10.61

Service Class: Net Asset Value, offering price and redemption price per share ($19,259,145 ÷ 1,817,294 shares)	$ 10.60

Service Class 2: Net Asset Value, offering price and redemption price per share ($117,966,345 ÷ 11,170,139 shares)	$ 10.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 3,290,005
Interest		5
Total income		3,290,010

Expenses
Distribution and service plan fees	$ 262,524
Independent trustees' compensation	483
Total expenses before reductions	263,007
Expense reductions	(483)	262,524
Net investment income (loss)		3,027,486
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,415,397
Capital gain distributions from underlying funds	679,031
Total net realized gain (loss)		2,094,428
Change in net unrealized appreciation (depreciation) on underlying funds		11,980,452
Net gain (loss)		14,074,880
Net increase (decrease) in net assets resulting from operations		$ 17,102,366

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,027,486	$ 4,477,224
Net realized gain (loss)	2,094,428	1,326,323
Change in net unrealized appreciation (depreciation)	11,980,452	18,322,740
Net increase (decrease) in net assets resulting from operations	17,102,366	24,126,287
Distributions to shareholders from net investment income	(3,027,992)	(4,479,938)
Distributions to shareholders from net realized gain	(2,711,578)	(871,550)
Total distributions	(5,739,570)	(5,351,488)
Share transactions - net increase (decrease)	20,210,504	980,260
Total increase (decrease) in net assets	31,573,300	19,755,059

Net Assets
Beginning of period	128,224,948	108,469,889
End of period (including undistributed net investment income of $7,845 and undistributed net investment income of $8,529, respectively)	$ 159,798,248	$ 128,224,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.23	$ 11.96	$ 11.59	$ 10.78
Income from Investment Operations
Net investment income (loss) C	.24	.38	.35	.36	.28
Net realized and unrealized gain (loss)	1.02	1.60	(3.32)	.64	.78
Total from investment operations	1.26	1.98	(2.97)	1.00	1.06
Distributions from net investment income	(.23)	(.37)	(.31)	(.30)	(.20)
Distributions from net realized gain	(.19)	(.07)	(.45)	(.33)	(.05)
Total distributions	(.42)	(.44)	(.76)	(.63)	(.25)
Net asset value, end of period	$ 10.61	$ 9.77	$ 8.23	$ 11.96	$ 11.59
Total Return A,B	12.95%	24.27%	(25.05)%	8.71%	9.82%
Ratios to Average Net Assets D,E
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.38%	4.22%	3.27%	2.95%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,573	$ 21,197	$ 24,962	$ 26,629	$ 20,992
Portfolio turnover rate	29%	28%	34%	21%	24%
A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.23	$ 11.95	$ 11.58	$ 10.77
Income from Investment Operations
Net investment income (loss) C	.23	.37	.33	.35	.27
Net realized and unrealized gain (loss)	1.01	1.60	(3.30)	.64	.78
Total from investment operations	1.24	1.97	(2.97)	.99	1.05
Distributions from net investment income	(.21)	(.36)	(.30)	(.29)	(.19)
Distributions from net realized gain	(.19)	(.07)	(.45)	(.33)	(.05)
Total distributions	(.41) F	(.43)	(.75)	(.62)	(.24)
Net asset value, end of period	$ 10.60	$ 9.77	$ 8.23	$ 11.95	$ 11.58
Total Return A,B	12.74%	24.15%	(25.08)%	8.65%	9.78%
Ratios to Average Net Assets D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.28%	4.12%	3.17%	2.85%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,259	$ 19,238	$ 17,137	$ 19,295	$ 5,984
Portfolio turnover rate	29%	28%	34%	21%	24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.191 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.21	$ 11.92	$ 11.56	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.22	.35	.32	.33	.25
Net realized and unrealized gain (loss)	.99	1.60	(3.29)	.64	.78
Total from investment operations	1.21	1.95	(2.97)	.97	1.03
Distributions from net investment income	(.20)	(.35)	(.29)	(.28)	(.18)
Distributions from net realized gain	(.19)	(.07)	(.45)	(.33)	(.05)
Total distributions	(.39)	(.42)	(.74)	(.61)	(.23)
Net asset value, end of period	$ 10.56	$ 9.74	$ 8.21	$ 11.92	$ 11.56
Total Return A,B	12.55%	23.95%	(25.17)%	8.42%	9.58%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.13%	3.97%	3.02%	2.70%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,966	$ 87,791	$ 66,370	$ 62,510	$ 38,662
Portfolio turnover rate	29%	28%	34%	21%	24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.2	6.1
VIP Equity-Income Portfolio Initial Class	7.3	7.1
VIP Growth & Income Portfolio Initial Class	7.2	7.1
VIP Growth Portfolio Initial Class	7.2	7.1
VIP Mid Cap Portfolio Initial Class	2.5	2.6
VIP Value Portfolio Initial Class	6.2	6.1
VIP Value Strategies Portfolio Initial Class	2.6	2.5
	39.2	38.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.7	11.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.9	1.1
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	33.1	34.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.1	9.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.2%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	33.1%
Short-Term Funds	9.1%

Six months ago
Domestic Equity Funds	38.6%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.3%

Expected
Domestic Equity Funds	37.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.7%
Short-Term Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom 2015 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 39.2%
	Shares	Value
Domestic Equity Funds - 39.2%
VIP Contrafund Portfolio Initial Class	255,136	$ 6,092,639
VIP Equity-Income Portfolio Initial Class	375,105	7,134,502
VIP Growth & Income Portfolio Initial Class	562,226	7,100,917
VIP Growth Portfolio Initial Class	191,896	7,117,427
VIP Mid Cap Portfolio Initial Class	75,125	2,455,846
VIP Value Portfolio Initial Class	555,511	6,110,618
VIP Value Strategies Portfolio Initial Class	265,315	2,584,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,837,119)		38,596,120
International Equity Funds - 13.6%

Developed International Equity Funds - 11.7%
VIP Overseas Portfolio Initial Class	683,559	11,463,287
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Initial Class	192,691	1,909,572
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,485,236)		13,372,859
Bond Funds - 38.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	875,925	$ 4,878,900
Investment Grade Bond Funds - 33.1%
VIP Investment Grade Bond Portfolio Initial Class	2,539,430	32,580,883
TOTAL BOND FUNDS (Cost $37,083,791)		37,459,783
Short-Term Funds - 9.1%

VIP Money Market Portfolio Initial Class (Cost $8,952,482)	8,952,482	8,952,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,358,628)		98,381,244
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,708)
NET ASSETS - 100%		$ 98,369,536
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $98,358,628) - See accompanying schedule		$ 98,381,244
Cash		146
Receivable for investments sold		995
Receivable for fund shares sold		12,657
Total assets		98,395,042

Liabilities
Payable for investments purchased	$ 7,466
Payable for fund shares redeemed	6,378
Distribution and service plan fees payable	11,662
Total liabilities		25,506

Net Assets		$ 98,369,536
Net Assets consist of:
Paid in capital		$ 98,852,281
Accumulated undistributed net realized gain (loss) on investments		(505,361)
Net unrealized appreciation (depreciation) on investments		22,616
Net Assets		$ 98,369,536

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($39,534,794 ÷ 3,696,288 shares)	$ 10.70

Service Class: Net Asset Value, offering price and redemption price per share ($2,722,875 ÷ 254,705 shares)	$ 10.69

Service Class 2: Net Asset Value, offering price and redemption price per share ($56,111,867 ÷ 5,267,563 shares)	$ 10.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 2,025,670
Interest		5
Total income		2,025,675

Expenses
Distribution and service plan fees	$ 123,231
Independent trustees' compensation	308
Total expenses before reductions	123,539
Expense reductions	(308)	123,231
Net investment income (loss)		1,902,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	451,696
Capital gain distributions from underlying funds	414,315
Total net realized gain (loss)		866,011
Change in net unrealized appreciation (depreciation) on underlying funds		8,117,654
Net gain (loss)		8,983,665
Net increase (decrease) in net assets resulting from operations		$ 10,886,109

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,902,444	$ 2,636,979
Net realized gain (loss)	866,011	778,497
Change in net unrealized appreciation (depreciation)	8,117,654	11,395,277
Net increase (decrease) in net assets resulting from operations	10,886,109	14,810,753
Distributions to shareholders from net investment income	(1,907,875)	(2,643,534)
Distributions to shareholders from net realized gain	(1,118,696)	(904,007)
Total distributions	(3,026,571)	(3,547,541)
Share transactions - net increase (decrease)	9,160,517	17,317,820
Total increase (decrease) in net assets	17,020,055	28,581,032

Net Assets
Beginning of period	81,349,481	52,768,449
End of period (including undistributed net investment income of $0 and undistributed net investment income of $9,777, respectively)	$ 98,369,536	$ 81,349,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Income from Investment Operations
Net investment income (loss) C	.23	.38	.33	.37	.27
Net realized and unrealized gain (loss)	1.04	1.67	(3.61)	.73	.94
Total from investment operations	1.27	2.05	(3.28)	1.10	1.21
Distributions from net investment income	(.23)	(.34)	(.30)	(.36)	(.14)
Distributions from net realized gain	(.13)	(.12)	(.52)	(.38)	(.09)
Total distributions	(.35) G	(.46)	(.82) F	(.74)	(.23)
Net asset value, end of period	$ 10.70	$ 9.78	$ 8.19	$ 12.29	$ 11.93
Total Return A,B	13.09%	25.28%	(27.03)%	9.33%	11.04%
Ratios to Average Net Assets D,E
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.30%	4.21%	3.11%	2.93%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,535	$ 37,291	$ 25,977	$ 33,780	$ 23,712
Portfolio turnover rate	30%	23%	27%	18%	24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.82 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.127 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Income from Investment Operations
Net investment income (loss) C	.22	.37	.31	.35	.26
Net realized and unrealized gain (loss)	1.05	1.66	(3.60)	.74	.94
Total from investment operations	1.27	2.03	(3.29)	1.09	1.20
Distributions from net investment income	(.22)	(.33)	(.29)	(.35)	(.13)
Distributions from net realized gain	(.13)	(.12)	(.52)	(.38)	(.09)
Total distributions	(.35)	(.45)	(.81) F	(.73)	(.22)
Net asset value, end of period	$ 10.69	$ 9.77	$ 8.19	$ 12.29	$ 11.93
Total Return A,B	13.00%	25.06%	(27.10)%	9.23%	10.94%
Ratios to Average Net Assets D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.20%	4.12%	3.01%	2.83%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,723	$ 1,524	$ 936	$ 477	$ 427
Portfolio turnover rate	30%	23%	27%	18%	24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.81 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.16	$ 12.26	$ 11.91	$ 10.94
Income from Investment Operations
Net investment income (loss) C	.21	.35	.30	.33	.24
Net realized and unrealized gain (loss)	1.03	1.67	(3.61)	.74	.95
Total from investment operations	1.24	2.02	(3.31)	1.07	1.19
Distributions from net investment income	(.20)	(.32)	(.28)	(.34)	(.13)
Distributions from net realized gain	(.13)	(.12)	(.52)	(.38)	(.09)
Total distributions	(.33)	(.44)	(.79) F	(.72)	(.22)
Net asset value, end of period	$ 10.65	$ 9.74	$ 8.16	$ 12.26	$ 11.91
Total Return A,B	12.79%	25.02%	(27.30)%	9.07%	10.84%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.05%	3.97%	2.86%	2.68%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,112	$ 42,534	$ 25,855	$ 24,497	$ 9,984
Portfolio turnover rate	30%	23%	27%	18%	24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.79 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.3	7.4
VIP Equity-Income Portfolio Initial Class	8.6	8.6
VIP Growth & Income Portfolio Initial Class	8.5	8.6
VIP Growth Portfolio Initial Class	8.6	8.6
VIP Mid Cap Portfolio Initial Class	3.0	3.1
VIP Value Portfolio Initial Class	7.3	7.3
VIP Value Strategies Portfolio Initial Class	3.1	3.0
	46.4	46.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	13.8	13.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.3	1.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	6.5	6.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	27.6	28.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	3.4	3.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.4%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	3.4%

Six months ago
Domestic Equity Funds	46.6%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	6.9%
Investment Grade Bond Funds	28.5%
Short-Term Funds	3.0%

Expected
Domestic Equity Funds	43.3%
Developed International Equity Funds	13.4%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.4%
Investment Grade Bond Funds	30.1%
Short-Term Funds	4.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom 2020 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 46.4%
	Shares	Value
Domestic Equity Funds - 46.4%
VIP Contrafund Portfolio Initial Class	1,193,213	$ 28,493,917
VIP Equity-Income Portfolio Initial Class	1,753,476	33,351,121
VIP Growth & Income Portfolio Initial Class	2,625,383	33,158,593
VIP Growth Portfolio Initial Class	897,476	33,287,392
VIP Mid Cap Portfolio Initial Class	352,015	11,507,366
VIP Value Portfolio Initial Class	2,597,371	28,571,076
VIP Value Strategies Portfolio Initial Class	1,242,033	12,097,401
TOTAL DOMESTIC EQUITY FUNDS (Cost $177,748,336)		180,466,866
International Equity Funds - 16.1%

Developed International Equity Funds - 13.8%
VIP Overseas Portfolio Initial Class	3,197,062	53,614,736
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Initial Class	901,514	8,934,000
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,166,335)		62,548,736
Bond Funds - 34.1%
	Shares	Value
High Yield Bond Funds - 6.5%
VIP High Income Portfolio Initial Class	4,519,317	$ 25,172,596
Investment Grade Bond Funds - 27.6%
VIP Investment Grade Bond Portfolio Initial Class	8,378,422	107,495,158
TOTAL BOND FUNDS (Cost $132,724,801)		132,667,754
Short-Term Funds - 3.4%

VIP Money Market Portfolio Initial Class (Cost $13,107,721)	13,107,721	13,107,721
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.20%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $94,000)	$ 94,002	$ 94,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $385,841,193)		388,885,077
NET OTHER ASSETS (LIABILITIES) - 0.0%		(160,547)
NET ASSETS - 100%		$ 388,724,530
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$94,000 due 1/03/11 at 0.20%
BNP Paribas Securities Corp.	$ 11,114
Barclays Capital, Inc.	22,178
Citigroup Global Markets, Inc.	7,153
Credit Agricole Securities (USA), Inc.	14,307
Deutsche Bank Securities, Inc.	2,861
HSBC Securities (USA), Inc.	8,433
J.P. Morgan Securities, Inc.	7,153
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,146
Mizuho Securities USA, Inc.	12,161
RBS Securities, Inc.	3,991
Societe Generale, New York Branch	1,788
Wells Fargo Securities LLC	715
$ 94,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $94,000) (cost $385,841,193) - See accompanying schedule		$ 388,885,077
Cash		34
Receivable for investments sold		263,289
Receivable for fund shares sold		81,497
Total assets		389,229,897

Liabilities
Payable for fund shares redeemed	$ 439,551
Distribution and service plan fees payable	65,816
Total liabilities		505,367

Net Assets		$ 388,724,530
Net Assets consist of:
Paid in capital		$ 387,764,015
Accumulated undistributed net realized gain (loss) on investments		(2,083,369)
Net unrealized appreciation (depreciation) on investments		3,043,884
Net Assets		$ 388,724,530

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($45,225,182 ÷ 4,268,920 shares)	$ 10.59

Service Class: Net Asset Value, offering price and redemption price per share ($33,243,985 ÷ 3,142,728 shares)	$ 10.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($310,255,363 ÷ 29,407,368 shares)	$ 10.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 8,029,103
Interest		14
Total income		8,029,117

Expenses
Distribution and service plan fees	$ 619,004
Independent trustees' compensation	1,053
Total expenses before reductions	620,057
Expense reductions	(1,053)	619,004
Net investment income (loss)		7,410,113
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	188,827
Capital gain distributions from underlying funds	1,438,204
Total net realized gain (loss)		1,627,031
Change in net unrealized appreciation (depreciation) on underlying funds		35,177,912
Net gain (loss)		36,804,943
Net increase (decrease) in net assets resulting from operations		$ 44,215,056

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,410,113	$ 7,106,002
Net realized gain (loss)	1,627,031	1,690,863
Change in net unrealized appreciation (depreciation)	35,177,912	40,995,174
Net increase (decrease) in net assets resulting from operations	44,215,056	49,792,039
Distributions to shareholders from net investment income	(7,414,198)	(7,104,782)
Distributions to shareholders from net realized gain	(2,619,651)	(2,396,745)
Total distributions	(10,033,849)	(9,501,527)
Share transactions - net increase (decrease)	100,585,667	55,723,199
Total increase (decrease) in net assets	134,766,874	96,013,711

Net Assets
Beginning of period	253,957,656	157,943,945
End of period (including undistributed net investment income of $0 and undistributed net investment income of $6,585, respectively)	$ 388,724,530	$ 253,957,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 7.71	$ 12.63	$ 12.10	$ 11.07
Income from Investment Operations
Net investment income (loss) C	.26	.33	.32	.35	.26
Net realized and unrealized gain (loss)	1.11	1.88	(4.38)	.88	1.06
Total from investment operations	1.37	2.21	(4.06)	1.23	1.32
Distributions from net investment income	(.22)	(.29)	(.28)	(.27)	(.18)
Distributions from net realized gain	(.08)	(.11)	(.59)	(.43)	(.11)
Total distributions	(.30)	(.40) H	(.86) G	(.70) F	(.29)
Net asset value, end of period	$ 10.59	$ 9.52	$ 7.71	$ 12.63	$ 12.10
Total Return A,B	14.49%	28.97%	(32.60)%	10.23%	11.95%
Ratios to Average Net Assets D,E
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.61%	3.93%	3.07%	2.76%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,225	$ 38,330	$ 33,089	$ 31,465	$ 21,356
Portfolio turnover rate	21%	18%	24%	12%	21%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.70 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share.

G Total distributions of $.86 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share.

H Total distributions of $.40 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 7.70	$ 12.62	$ 12.09	$ 11.07
Income from Investment Operations
Net investment income (loss) C	.25	.32	.31	.34	.25
Net realized and unrealized gain (loss)	1.12	1.87	(4.38)	.88	1.06
Total from investment operations	1.37	2.19	(4.07)	1.22	1.31
Distributions from net investment income	(.21)	(.29)	(.27)	(.26)	(.18)
Distributions from net realized gain	(.08)	(.11)	(.59)	(.43)	(.11)
Total distributions	(.29)	(.39) H	(.85) G	(.69) F	(.29)
Net asset value, end of period	$ 10.58	$ 9.50	$ 7.70	$ 12.62	$ 12.09
Total Return A,B	14.52%	28.78%	(32.71)%	10.17%	11.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.51%	3.83%	2.97%	2.66%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,244	$ 25,941	$ 18,325	$ 19,881	$ 6,555
Portfolio turnover rate	21%	18%	24%	12%	21%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.69 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share.

G Total distributions of $.85 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 7.69	$ 12.60	$ 12.08	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.23	.31	.30	.32	.23
Net realized and unrealized gain (loss)	1.12	1.86	(4.37)	.87	1.07
Total from investment operations	1.35	2.17	(4.07)	1.19	1.30
Distributions from net investment income	(.20)	(.28)	(.26)	(.25)	(.17)
Distributions from net realized gain	(.08)	(.11)	(.59)	(.43)	(.11)
Total distributions	(.28)	(.38) H	(.84) G	(.67) F	(.28)
Net asset value, end of period	$ 10.55	$ 9.48	$ 7.69	$ 12.60	$ 12.08
Total Return A,B	14.33%	28.55%	(32.80)%	9.97%	11.70%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.36%	3.68%	2.82%	2.51%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 310,255	$ 189,686	$ 106,530	$ 119,395	$ 56,810
Portfolio turnover rate	21%	18%	24%	12%	21%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.67 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share.

G Total distributions of $.84 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share.

H Total distributions of $.38 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.3	8.4
VIP Equity-Income Portfolio Initial Class	9.7	9.7
VIP Growth & Income Portfolio Initial Class	9.7	9.7
VIP Growth Portfolio Initial Class	9.7	9.7
VIP Mid Cap Portfolio Initial Class	3.4	3.5
VIP Value Portfolio Initial Class	8.3	8.3
VIP Value Strategies Portfolio Initial Class	3.5	3.5
	52.6	52.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	15.7	15.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.6	1.5
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.3	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	21.7	22.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.1	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	52.6%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	21.7%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	52.8%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.7%

Expected
Domestic Equity Funds	50.6%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	23.3%
Short-Term Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom 2025 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 52.6%
	Shares	Value
Domestic Equity Funds - 52.6%
VIP Contrafund Portfolio Initial Class	144,863	$ 3,459,319
VIP Equity-Income Portfolio Initial Class	212,912	4,049,589
VIP Growth & Income Portfolio Initial Class	318,615	4,024,109
VIP Growth Portfolio Initial Class	108,743	4,033,281
VIP Mid Cap Portfolio Initial Class	42,704	1,395,989
VIP Value Portfolio Initial Class	315,298	3,468,279
VIP Value Strategies Portfolio Initial Class	150,420	1,465,086
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,106,768)		21,895,652
International Equity Funds - 18.3%

Developed International Equity Funds - 15.7%
VIP Overseas Portfolio Initial Class	389,229	6,527,365
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Initial Class	110,702	1,097,052
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,688,075)		7,624,417
Bond Funds - 29.0%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Initial Class	540,973	$ 3,013,220
Investment Grade Bond Funds - 21.7%
VIP Investment Grade Bond Portfolio Initial Class	704,786	9,042,405
TOTAL BOND FUNDS (Cost $12,244,257)		12,055,625
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $27,893)	27,893	27,893
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $42,066,993)		41,603,587
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,357)
NET ASSETS - 100%		$ 41,599,230
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $42,066,993) - See accompanying schedule		$ 41,603,587
Cash		2,221
Receivable for investments sold		3,213
Receivable for fund shares sold		3,204
Total assets		41,612,225

Liabilities
Payable for investments purchased	$ 3,002
Payable for fund shares redeemed	5,570
Distribution and service plan fees payable	4,423
Total liabilities		12,995

Net Assets		$ 41,599,230
Net Assets consist of:
Paid in capital		$ 42,340,241
Accumulated undistributed net realized gain (loss) on investments		(277,605)
Net unrealized appreciation (depreciation) on investments		(463,406)
Net Assets		$ 41,599,230

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($17,387,875 ÷ 1,657,199 shares)	$ 10.49

Service Class: Net Asset Value, offering price and redemption price per share ($1,429,179 ÷ 136,273 shares)	$ 10.49

Service Class 2: Net Asset Value, offering price and redemption price per share ($22,782,176 ÷ 2,181,244 shares)	$ 10.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 827,824

Expenses
Distribution and service plan fees	$ 30,185
Independent trustees' compensation	96
Total expenses before reductions	30,281
Expense reductions	(96)	30,185
Net investment income (loss)		797,639
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,716
Capital gain distributions from underlying funds	129,963
Total net realized gain (loss)		159,679
Change in net unrealized appreciation (depreciation) on underlying funds		3,475,839
Net gain (loss)		3,635,518
Net increase (decrease) in net assets resulting from operations		$ 4,433,157

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 797,639	$ 674,709
Net realized gain (loss)	159,679	143,781
Change in net unrealized appreciation (depreciation)	3,475,839	4,000,337
Net increase (decrease) in net assets resulting from operations	4,433,157	4,818,827
Distributions to shareholders from net investment income	(799,512)	(691,955)
Distributions to shareholders from net realized gain	(217,768)	(250,694)
Total distributions	(1,017,280)	(942,649)
Share transactions - net increase (decrease)	14,354,269	4,858,814
Total increase (decrease) in net assets	17,770,146	8,734,992

Net Assets
Beginning of period	23,829,084	15,094,092
End of period (including undistributed net investment income of $0 and undistributed net investment income of $2,322, respectively)	$ 41,599,230	$ 23,829,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.49	$ 12.71	$ 12.18	$ 11.16
Income from Investment Operations
Net investment income (loss) C	.28	.32	.31	.38	.23
Net realized and unrealized gain (loss)	1.19	1.89	(4.58)	.89	1.17
Total from investment operations	1.47	2.21	(4.27)	1.27	1.40
Distributions from net investment income	(.21)	(.29)	(.28)	(.27)	(.21)
Distributions from net realized gain	(.06)	(.12)	(.67)	(.47)	(.17)
Total distributions	(.28) G	(.40) F	(.95)	(.74)	(.38)
Net asset value, end of period	$ 10.49	$ 9.30	$ 7.49	$ 12.71	$ 12.18
Total Return A,B	15.79%	30.05%	(34.16)%	10.50%	12.49%
Ratios to Average Net Assets D,E
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.91%	3.84%	2.90%	2.95%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,388	$ 14,888	$ 11,015	$ 15,197	$ 8,363
Portfolio turnover rate	25%	30%	36%	20%	49%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.061 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.49	$ 12.70	$ 12.18	$ 11.16
Income from Investment Operations
Net investment income (loss) C	.27	.31	.29	.37	.22
Net realized and unrealized gain (loss)	1.19	1.90	(4.56)	.87	1.16
Total from investment operations	1.46	2.21	(4.27)	1.24	1.38
Distributions from net investment income	(.21)	(.28)	(.27)	(.25)	(.19)
Distributions from net realized gain	(.06)	(.12)	(.67)	(.47)	(.17)
Total distributions	(.27)	(.40) F	(.94)	(.72)	(.36)
Net asset value, end of period	$ 10.49	$ 9.30	$ 7.49	$ 12.70	$ 12.18
Total Return A,B	15.70%	29.96%	(34.20)%	10.31%	12.39%
Ratios to Average Net Assets D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.81%	3.74%	2.80%	2.85%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,429	$ 679	$ 403	$ 497	$ 441
Portfolio turnover rate	25%	30%	36%	20%	49%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 7.47	$ 12.68	$ 12.17	$ 11.16
Income from Investment Operations
Net investment income (loss) C	.26	.30	.28	.35	.20
Net realized and unrealized gain (loss)	1.17	1.89	(4.57)	.89	1.16
Total from investment operations	1.43	2.19	(4.29)	1.24	1.36
Distributions from net investment income	(.20)	(.27)	(.25)	(.26)	(.18)
Distributions from net realized gain	(.06)	(.12)	(.67)	(.47)	(.17)
Total distributions	(.26)	(.39) F	(.92)	(.73)	(.35)
Net asset value, end of period	$ 10.44	$ 9.27	$ 7.47	$ 12.68	$ 12.17
Total Return A,B	15.47%	29.79%	(34.36)%	10.26%	12.18%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.67%	3.59%	2.65%	2.70%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,782	$ 8,262	$ 3,676	$ 3,998	$ 556
Portfolio turnover rate	25%	30%	36%	20%	49%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.9	9.0
VIP Equity-Income Portfolio Initial Class	10.4	10.5
VIP Growth & Income Portfolio Initial Class	10.3	10.5
VIP Growth Portfolio Initial Class	10.4	10.5
VIP Mid Cap Portfolio Initial Class	3.6	3.8
VIP Value Portfolio Initial Class	8.9	9.0
VIP Value Strategies Portfolio Initial Class	3.8	3.7
	56.3	57.0
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.7	16.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.8	1.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.2	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	17.0	17.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	56.3%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	17.0%

Six months ago
Domestic Equity Funds	57.0%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	17.2%

Expected
Domestic Equity Funds	53.3%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	19.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom 2030 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 56.3%
	Shares	Value
Domestic Equity Funds - 56.3%
VIP Contrafund Portfolio Initial Class	378,315	$ 9,034,173
VIP Equity-Income Portfolio Initial Class	555,409	10,563,879
VIP Growth & Income Portfolio Initial Class	831,977	10,507,871
VIP Growth Portfolio Initial Class	284,195	10,540,781
VIP Mid Cap Portfolio Initial Class	111,516	3,645,467
VIP Value Portfolio Initial Class	823,280	9,056,080
VIP Value Strategies Portfolio Initial Class	393,163	3,829,405
TOTAL DOMESTIC EQUITY FUNDS (Cost $59,346,035)		57,177,656
International Equity Funds - 19.5%

Developed International Equity Funds - 16.7%
VIP Overseas Portfolio Initial Class	1,012,931	16,986,846
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Initial Class	285,447	2,828,778
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,501,492)		19,815,624
Bond Funds - 24.2%
	Shares	Value
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Initial Class	1,311,666	$ 7,305,982
Investment Grade Bond Funds - 17.0%
VIP Investment Grade Bond Portfolio Initial Class	1,351,571	17,340,660
TOTAL BOND FUNDS (Cost $24,938,846)		24,646,642
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $104,786,373)		101,639,922
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,028)
NET ASSETS - 100%		$ 101,627,894
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $104,786,373) - See accompanying schedule		$ 101,639,922
Cash		3,926
Receivable for investments sold		31,757
Receivable for fund shares sold		82,840
Total assets		101,758,445

Liabilities
Payable for investments purchased	$ 40,616
Payable for fund shares redeemed	78,091
Distribution and service plan fees payable	11,844
Total liabilities		130,551

Net Assets		$ 101,627,894
Net Assets consist of:
Paid in capital		$ 105,833,590
Accumulated undistributed net realized gain (loss) on investments		(1,059,245)
Net unrealized appreciation (depreciation) on investments		(3,146,451)
Net Assets		$ 101,627,894

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($28,917,112 ÷ 2,832,051 shares)	$ 10.21

Service Class: Net Asset Value, offering price and redemption price per share ($23,136,926 ÷ 2,268,219 shares)	$ 10.20

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,573,856 ÷ 4,870,551 shares)	$ 10.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 1,895,196
Interest		2
Total income		1,895,198

Expenses
Distribution and service plan fees	$ 119,727
Independent trustees' compensation	291
Total expenses before reductions	120,018
Expense reductions	(291)	119,727
Net investment income (loss)		1,775,471
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	198,708
Capital gain distributions from underlying funds	273,887
Total net realized gain (loss)		472,595
Change in net unrealized appreciation (depreciation) on underlying funds		10,749,816
Net gain (loss)		11,222,411
Net increase (decrease) in net assets resulting from operations		$ 12,997,882

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,775,471	$ 1,666,252
Net realized gain (loss)	472,595	36,942
Change in net unrealized appreciation (depreciation)	10,749,816	13,789,670
Net increase (decrease) in net assets resulting from operations	12,997,882	15,492,864
Distributions to shareholders from net investment income	(1,775,488)	(1,389,018)
Distributions to shareholders from net realized gain	(668,951)	(719,544)
Total distributions	(2,444,439)	(2,108,562)
Share transactions - net increase (decrease)	16,267,172	12,259,496
Total increase (decrease) in net assets	26,820,615	25,643,798

Net Assets
Beginning of period	74,807,279	49,163,481
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,318, respectively)	$ 101,627,894	$ 74,807,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 7.12	$ 13.02	$ 12.44	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.21	.24	.28	.34	.24
Net realized and unrealized gain (loss)	1.24	1.96	(5.14)	1.06	1.25
Total from investment operations	1.45	2.20	(4.86)	1.40	1.49
Distributions from net investment income	(.20)	(.18)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.07)	(.11)	(.80)	(.54)	(.13)
Total distributions	(.27)	(.29)	(1.04) F	(.82)	(.32)
Net asset value, end of period	$ 10.21	$ 9.03	$ 7.12	$ 13.02	$ 12.44
Total Return A,B	16.08%	31.66%	(38.04)%	11.37%	13.20%
Ratios to Average Net Assets D,E
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.25%	3.13%	2.69%	2.56%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,917	$ 23,836	$ 19,592	$ 23,767	$ 14,298
Portfolio turnover rate	25%	24%	23%	17%	32%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $1.04 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 7.12	$ 13.01	$ 12.44	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.20	.24	.27	.33	.23
Net realized and unrealized gain (loss)	1.24	1.94	(5.13)	1.05	1.25
Total from investment operations	1.44	2.18	(4.86)	1.38	1.48
Distributions from net investment income	(.19)	(.17)	(.24)	(.27)	(.18)
Distributions from net realized gain	(.07)	(.11)	(.80)	(.54)	(.13)
Total distributions	(.26)	(.28)	(1.03) F	(.81)	(.31)
Net asset value, end of period	$ 10.20	$ 9.02	$ 7.12	$ 13.01	$ 12.44
Total Return A,B	16.00%	31.40%	(38.08)%	11.21%	13.15%
Ratios to Average Net Assets D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.15%	3.03%	2.59%	2.46%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,137	$ 16,162	$ 10,298	$ 12,884	$ 3,867
Portfolio turnover rate	25%	24%	23%	17%	32%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $1.03 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.11	$ 12.99	$ 12.42	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.19	.23	.26	.31	.21
Net realized and unrealized gain (loss)	1.24	1.93	(5.12)	1.05	1.25
Total from investment operations	1.43	2.16	(4.86)	1.36	1.46
Distributions from net investment income	(.17)	(.16)	(.22)	(.25)	(.17)
Distributions from net realized gain	(.07)	(.11)	(.80)	(.54)	(.13)
Total distributions	(.25) F	(.27)	(1.02) G	(.79)	(.30)
Net asset value, end of period	$ 10.18	$ 9.00	$ 7.11	$ 12.99	$ 12.42
Total Return A,B	15.89%	31.18%	(38.17)%	11.08%	12.92%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.01%	2.88%	2.44%	2.31%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,574	$ 34,809	$ 19,273	$ 24,148	$ 15,774
Portfolio turnover rate	25%	24%	23%	17%	32%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.072 per share.

G Total distributions of $1.02 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.8	9.8
VIP Equity-Income Portfolio Initial Class	11.5	11.5
VIP Growth & Income Portfolio Initial Class	11.4	11.5
VIP Growth Portfolio Initial Class	11.4	11.5
VIP Mid Cap Portfolio Initial Class	4.0	4.1
VIP Value Portfolio Initial Class	9.8	9.8
VIP Value Strategies Portfolio Initial Class	4.2	4.1
	62.1	62.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.4	18.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.0	1.7
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.1	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	9.4	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	62.1%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Investment Grade Bond Funds	9.4%

Six months ago
Domestic Equity Funds	62.3%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	10.1%

Expected
Domestic Equity Funds	60.4%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Domestic Equity Funds - 62.1%
VIP Contrafund Portfolio Initial Class	1,837	$ 43,866
VIP Equity-Income Portfolio Initial Class	2,699	51,338
VIP Growth & Income Portfolio Initial Class	4,042	51,050
VIP Growth Portfolio Initial Class	1,380	51,179
VIP Mid Cap Portfolio Initial Class	541	17,677
VIP Value Portfolio Initial Class	4,003	44,033
VIP Value Strategies Portfolio Initial Class	1,911	18,614
TOTAL DOMESTIC EQUITY FUNDS (Cost $178,172)		277,757
International Equity Funds - 21.4%

Developed International Equity Funds - 18.4%
VIP Overseas Portfolio Initial Class	4,908	82,304
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	1,382	13,699
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,866)		96,003
Bond Funds - 16.5%
	Shares	Value
High Yield Bond Funds - 7.1%
VIP High Income Portfolio Initial Class	5,729	$ 31,908
Investment Grade Bond Funds - 9.4%
VIP Investment Grade Bond Portfolio Initial Class	3,272	41,978
TOTAL BOND FUNDS (Cost $64,909)		73,886
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $310,947)		447,646
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58)
NET ASSETS - 100%		$ 447,588
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $310,947) - See accompanying schedule		$ 447,646
Receivable for investments sold		19
Total assets		447,665

Liabilities
Payable for fund shares redeemed	$ 22
Distribution and service plan fees payable	55
Total liabilities		77

Net Assets		$ 447,588
Net Assets consist of:
Paid in capital		$ 310,471
Accumulated undistributed net realized gain (loss) on investments		418
Net unrealized appreciation (depreciation) on investments		136,699
Net Assets		$ 447,588

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($120,642 ÷ 8,185 shares)	$ 14.74

Service Class: Net Asset Value, offering price and redemption price per share ($115,591 ÷ 7,842 shares)	$ 14.74

Service Class 2: Net Asset Value, offering price and redemption price per share ($211,355 ÷ 14,356 shares)	$ 14.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2035 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 7,945

Expenses
Distribution and service plan fees	$ 497
Total expenses		497
Net investment income (loss)		7,448
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	24,993
Capital gain distributions from underlying funds	946
Total net realized gain (loss)		25,939
Change in net unrealized appreciation (depreciation) on underlying funds		27,693
Net gain (loss)		53,632
Net increase (decrease) in net assets resulting from operations		$ 61,080

Statement of Changes in Net Assets

	Year ended December 31, 2010	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,448	$ 7,374
Net realized gain (loss)	25,939	4,237
Change in net unrealized appreciation (depreciation)	27,693	109,006
Net increase (decrease) in net assets resulting from operations	61,080	120,617
Distributions to shareholders from net investment income	(7,448)	(7,372)
Distributions to shareholders from net realized gain	(29,333)	(427)
Total distributions	(36,781)	(7,799)
Share transactions - net increase (decrease)	(3,350)	313,821
Total increase (decrease) in net assets	20,949	426,639

Net Assets
Beginning of period	426,639	-
End of period (including undistributed net investment income of $0 and undistributed net investment income of $2, respectively)	$ 447,588	$ 426,639

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27	.25
Net realized and unrealized gain (loss)	2.04	3.76
Total from investment operations	2.31	4.01
Distributions from net investment income	(.28)	(.25)
Distributions from net realized gain	(1.03)	(.01)
Total distributions	(1.31)	(.27) H
Net asset value, end of period	$ 14.74	$ 13.74
Total Return B,C	17.01%	40.04%
Ratios to Average Net Assets E,G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	1.92%	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 144
Portfolio turnover rate	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.24
Net realized and unrealized gain (loss)	2.04	3.75
Total from investment operations	2.30	3.99
Distributions from net investment income	(.26)	(.24)
Distributions from net realized gain	(1.03)	(.01)
Total distributions	(1.29)	(.26) H
Net asset value, end of period	$ 14.74	$ 13.73
Total Return B,C	16.97%	39.85%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.82%	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 140
Portfolio turnover rate	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.23
Net realized and unrealized gain (loss)	2.03	3.74
Total from investment operations	2.27	3.97
Distributions from net investment income	(.26)	(.23)
Distributions from net realized gain	(1.03)	(.01)
Total distributions	(1.28) H	(.24) I
Net asset value, end of period	$ 14.72	$ 13.73
Total Return B,C	16.76%	39.72%
Ratios to Average Net Assets E,G
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	1.67%	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 211	$ 143
Portfolio turnover rate	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $1.28 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.029 per share.

I Total distributions of $.24 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.9	10.0
VIP Equity-Income Portfolio Initial Class	11.5	11.6
VIP Growth & Income Portfolio Initial Class	11.5	11.6
VIP Growth Portfolio Initial Class	11.5	11.6
VIP Mid Cap Portfolio Initial Class	4.0	4.2
VIP Value Portfolio Initial Class	9.9	10.0
VIP Value Strategies Portfolio Initial Class	4.2	4.2
	62.5	63.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.6	18.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.2	1.8
High Yield Bond Funds
VIP High Income Portfolio Initial Class	8.1	8.8
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	7.6	7.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	62.5%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	8.1%
Investment Grade Bond Funds	7.6%

Six months ago
Domestic Equity Funds	63.2%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	7.7%

Expected
Domestic Equity Funds	60.9%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.1%
Investment Grade Bond Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

Fidelity VIP Freedom 2040 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Domestic Equity Funds - 62.5%
VIP Contrafund Portfolio Initial Class	2,228	$ 53,208
VIP Equity-Income Portfolio Initial Class	3,273	62,260
VIP Growth & Income Portfolio Initial Class	4,901	61,898
VIP Growth Portfolio Initial Class	1,672	62,028
VIP Mid Cap Portfolio Initial Class	658	21,506
VIP Value Portfolio Initial Class	4,849	53,344
VIP Value Strategies Portfolio Initial Class	2,314	22,534
TOTAL DOMESTIC EQUITY FUNDS (Cost $227,946)		336,778
International Equity Funds - 21.8%

Developed International Equity Funds - 18.6%
VIP Overseas Portfolio Initial Class	5,981	100,296
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Initial Class	1,702	16,868
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $86,193)		117,164
Bond Funds - 15.7%
	Shares	Value
High Yield Bond Funds - 8.1%
VIP High Income Portfolio Initial Class	7,826	$ 43,592
Investment Grade Bond Funds - 7.6%
VIP Investment Grade Bond Portfolio Initial Class	3,187	40,894
TOTAL BOND FUNDS (Cost $75,740)		84,486
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $389,879)		538,428
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$ 538,387
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $389,879) - See accompanying schedule		$ 538,428
Receivable for investments sold		38
Receivable for fund shares sold		708
Total assets		539,174

Liabilities
Payable for investments purchased	$ 679
Payable for fund shares redeemed	68
Distribution and service plan fees payable	40
Total liabilities		787

Net Assets		$ 538,387
Net Assets consist of:
Paid in capital		$ 390,809
Accumulated undistributed net realized gain (loss) on investments		(971)
Net unrealized appreciation (depreciation) on investments		148,549
Net Assets		$ 538,387

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($278,086 ÷ 19,830 shares)	$ 14.02

Service Class: Net Asset Value, offering price and redemption price per share ($116,488 ÷ 8,306 shares)	$ 14.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($143,813 ÷ 10,258 shares)	$ 14.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 9,237

Expenses
Distribution and service plan fees	$ 475
Total expenses		475
Net investment income (loss)		8,762
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	55,794
Capital gain distributions from underlying funds	981
Total net realized gain (loss)		56,775
Change in net unrealized appreciation (depreciation) on underlying funds		37,318
Net gain (loss)		94,093
Net increase (decrease) in net assets resulting from operations		$ 102,855

Statement of Changes in Net Assets

	Year ended December 31, 2010	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,762	$ 7,469
Net realized gain (loss)	56,775	4,686
Change in net unrealized appreciation (depreciation)	37,318	111,231
Net increase (decrease) in net assets resulting from operations	102,855	123,386
Distributions to shareholders from net investment income	(8,846)	(7,467)
Distributions to shareholders from net realized gain	(62,347)	(424)
Total distributions	(71,193)	(7,891)
Share transactions - net increase (decrease)	80,183	311,047
Total increase (decrease) in net assets	111,845	426,542

Net Assets
Beginning of period	426,542	-
End of period (including undistributed net investment income of $0 and undistributed net investment income of $2, respectively)	$ 538,387	$ 426,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.26
Net realized and unrealized gain (loss)	2.15	3.83
Total from investment operations	2.35	4.09
Distributions from net investment income	(.28)	(.26)
Distributions from net realized gain	(1.87)	(.01)
Total distributions	(2.15)	(.27) H
Net asset value, end of period	$ 14.02	$ 13.82
Total Return B,C	17.19%	40.89%
Ratios to Average Net Assets E,G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	1.46%	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 145
Portfolio turnover rate	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.25
Net realized and unrealized gain (loss)	2.14	3.83
Total from investment operations	2.33	4.08
Distributions from net investment income	(.26)	(.25)
Distributions from net realized gain	(1.87)	(.01)
Total distributions	(2.13)	(.26) H
Net asset value, end of period	$ 14.02	$ 13.82
Total Return B,C	17.05%	40.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.36%	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 141
Portfolio turnover rate	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.23
Net realized and unrealized gain (loss)	2.14	3.84
Total from investment operations	2.31	4.07
Distributions from net investment income	(.24)	(.23)
Distributions from net realized gain	(1.87)	(.01)
Total distributions	(2.11)	(.25) H
Net asset value, end of period	$ 14.02	$ 13.82
Total Return B,C	16.92%	40.66%
Ratios to Average Net Assets E,G
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	1.21%	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144	$ 141
Portfolio turnover rate	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.1	10.2
VIP Equity-Income Portfolio Initial Class	11.8	11.8
VIP Growth & Income Portfolio Initial Class	11.7	11.8
VIP Growth Portfolio Initial Class	11.8	11.8
VIP Mid Cap Portfolio Initial Class	4.0	4.2
VIP Value Portfolio Initial Class	10.1	10.2
VIP Value Strategies Portfolio Initial Class	4.3	4.2
	63.8	64.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.9	18.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.1	1.8
High Yield Bond Funds
VIP High Income Portfolio Initial Class	9.5	10.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	4.7	5.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	63.8%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	4.7%

Six months ago
Domestic Equity Funds	64.2%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	5.0%

Expected
Domestic Equity Funds	62.3%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 63.8%
	Shares	Value
Domestic Equity Funds - 63.8%
VIP Contrafund Portfolio Initial Class	1,535	$ 36,657
VIP Equity-Income Portfolio Initial Class	2,255	42,898
VIP Growth & Income Portfolio Initial Class	3,378	42,670
VIP Growth Portfolio Initial Class	1,155	42,822
VIP Mid Cap Portfolio Initial Class	452	14,767
VIP Value Portfolio Initial Class	3,345	36,791
VIP Value Strategies Portfolio Initial Class	1,597	15,553
TOTAL DOMESTIC EQUITY FUNDS (Cost $139,250)		232,158
International Equity Funds - 22.0%

Developed International Equity Funds - 18.9%
VIP Overseas Portfolio Initial Class	4,101	68,778
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Initial Class	1,155	11,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $53,214)		80,222
Bond Funds - 14.2%
	Shares	Value
High Yield Bond Funds - 9.5%
VIP High Income Portfolio Initial Class	6,185	$ 34,453
Investment Grade Bond Funds - 4.7%
VIP Investment Grade Bond Portfolio Initial Class	1,329	17,049
TOTAL BOND FUNDS (Cost $42,014)		51,502
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $234,478)		363,882
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34)
NET ASSETS - 100%		$ 363,848
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $234,478) - See accompanying schedule		$ 363,882
Receivable for investments sold		19
Total assets		363,901

Liabilities
Payable for fund shares redeemed	$ 16
Distribution and service plan fees payable	37
Total liabilities		53

Net Assets		$ 363,848
Net Assets consist of:
Paid in capital		$ 226,825
Accumulated undistributed net realized gain (loss) on investments		7,619
Net unrealized appreciation (depreciation) on investments		129,404
Net Assets		$ 363,848

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($120,735 ÷ 8,261.4 shares)	$ 14.61

Service Class: Net Asset Value, offering price and redemption price per share ($117,015 ÷ 8,006.7 shares)	$ 14.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($126,098 ÷ 8,630.0 shares)	$ 14.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2045 Portfolio

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 6,616

Expenses
Distribution and service plan fees	$ 465
Total expenses		465
Net investment income (loss)		6,151
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	34,301
Capital gain distributions from underlying funds	604
Total net realized gain (loss)		34,905
Change in net unrealized appreciation (depreciation) on underlying funds		16,858
Net gain (loss)		51,763
Net increase (decrease) in net assets resulting from operations		$ 57,914

Statement of Changes in Net Assets

	Year ended December 31, 2010	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,151	$ 7,535
Net realized gain (loss)	34,905	4,335
Change in net unrealized appreciation (depreciation)	16,858	112,546
Net increase (decrease) in net assets resulting from operations	57,914	124,416
Distributions to shareholders from net investment income	(6,187)	(7,534)
Distributions to shareholders from net realized gain	(31,255)	(333)
Total distributions	(37,442)	(7,867)
Share transactions - net increase (decrease)	(84,084)	310,911
Total increase (decrease) in net assets	(63,612)	427,460

Net Assets
Beginning of period	427,460	-
End of period	$ 363,848	$ 427,460

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	2.14	3.87
Total from investment operations	2.38	4.13
Distributions from net investment income	(.29)	(.26)
Distributions from net realized gain	(1.34)	(.01)
Total distributions	(1.63)	(.27)
Net asset value, end of period	$ 14.61	$ 13.86
Total Return B,C	17.37%	41.28%
Ratios to Average Net Assets E,G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%A
Expenses net of all reductions	.00%	.00%A
Net investment income (loss)	1.65%	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 145
Portfolio turnover rate	17%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	2.14	3.87
Total from investment operations	2.36	4.12
Distributions from net investment income	(.28)	(.25)
Distributions from net realized gain	(1.34)	(.01)
Total distributions	(1.61) H	(.26)
Net asset value, end of period	$ 14.61	$ 13.86
Total Return B,C	17.23%	41.19%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%	.10%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.55%	2.73%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 141
Portfolio turnover rate	17%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $1.61 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.335 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.24
Net realized and unrealized gain (loss)	2.15	3.86
Total from investment operations	2.35	4.10
Distributions from net investment income	(.25)	(.24)
Distributions from net realized gain	(1.34)	(.01)
Total distributions	(1.59)	(.25)
Net asset value, end of period	$ 14.61	$ 13.85
Total Return B,C	17.15%	40.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.25%	.25%A
Expenses net of fee waivers, if any	.25%	.25%A
Expenses net of all reductions	.25%	.25%A
Net investment income (loss)	1.40%	2.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 141
Portfolio turnover rate	17%	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.5	10.6
VIP Equity-Income Portfolio Initial Class	12.3	12.3
VIP Growth & Income Portfolio Initial Class	12.3	12.3
VIP Growth Portfolio Initial Class	12.3	12.3
VIP Mid Cap Portfolio Initial Class	4.2	4.4
VIP Value Portfolio Initial Class	10.6	10.6
VIP Value Strategies Portfolio Initial Class	4.5	4.4
	66.7	66.9
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	19.8	20.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.3	2.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	9.5	10.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	0.7	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	66.7%
Developed International Equity Funds	19.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	0.7%

Six months ago
Domestic Equity Funds	66.9%
Developed International Equity Funds	20.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.5%

Expected
Domestic Equity Funds	65.0%
Developed International Equity Funds	20.1%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

Fidelity VIP Freedom 2050 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 66.7%
	Shares	Value
Domestic Equity Funds - 66.7%
VIP Contrafund Portfolio Initial Class	4,083	$ 97,503
VIP Equity-Income Portfolio Initial Class	5,998	114,088
VIP Growth & Income Portfolio Initial Class	8,986	113,492
VIP Growth Portfolio Initial Class	3,068	113,801
VIP Mid Cap Portfolio Initial Class	1,202	39,277
VIP Value Portfolio Initial Class	8,895	97,848
VIP Value Strategies Portfolio Initial Class	4,246	41,358
TOTAL DOMESTIC EQUITY FUNDS (Cost $456,155)		617,367
International Equity Funds - 23.1%

Developed International Equity Funds - 19.8%
VIP Overseas Portfolio Initial Class	10,953	183,675
Emerging Markets Equity Funds - 3.3%
VIP Emerging Markets Portfolio Initial Class	3,085	30,570
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $166,152)		214,245
Bond Funds - 10.2%
	Shares	Value
High Yield Bond Funds - 9.5%
VIP High Income Portfolio Initial Class	15,710	$ 87,503
Investment Grade Bond Funds - 0.7%
VIP Investment Grade Bond Portfolio Initial Class	536	6,883
TOTAL BOND FUNDS (Cost $87,408)		94,386
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $709,715)		925,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38)
NET ASSETS - 100%		$ 925,960
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $709,715) - See accompanying schedule		$ 925,998
Cash		1
Receivable for investments sold		22
Receivable for fund shares sold		569
Total assets		926,590

Liabilities
Payable for investments purchased	$ 562
Payable for fund shares redeemed	28
Distribution and service plan fees payable	40
Total liabilities		630

Net Assets		$ 925,960
Net Assets consist of:
Paid in capital		$ 704,798
Accumulated undistributed net realized gain (loss) on investments		4,879
Net unrealized appreciation (depreciation) on investments		216,283
Net Assets		$ 925,960

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($665,654 ÷ 42,082 shares)	$ 15.82

Service Class: Net Asset Value, offering price and redemption price per share ($118,379 ÷ 7,483 shares)	$ 15.82

Service Class 2: Net Asset Value, offering price and redemption price per share ($141,927 ÷ 8,975 shares)	$ 15.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 15,636

Expenses
Distribution and service plan fees	$ 489
Total expenses		489
Net investment income (loss)		15,147
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,086
Capital gain distributions from underlying funds	1,041
Total net realized gain (loss)		22,127
Change in net unrealized appreciation (depreciation) on underlying funds		95,990
Net gain (loss)		118,117
Net increase (decrease) in net assets resulting from operations		$ 133,264

Statement of Changes in Net Assets

	Year ended December 31, 2010	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,147	$ 7,526
Net realized gain (loss)	22,127	2,166
Change in net unrealized appreciation (depreciation)	95,990	120,293
Net increase (decrease) in net assets resulting from operations	133,264	129,985
Distributions to shareholders from net investment income	(15,204)	(7,532)
Distributions to shareholders from net realized gain	(18,973)	(378)
Total distributions	(34,177)	(7,910)
Share transactions - net increase (decrease)	378,806	325,992
Total increase (decrease) in net assets	477,893	448,067

Net Assets
Beginning of period	448,067	-
End of period	$ 925,960	$ 448,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.39	.26
Net realized and unrealized gain (loss)	2.06	4.01
Total from investment operations	2.45	4.27
Distributions from net investment income	(.28)	(.25)
Distributions from net realized gain	(.36)	(.01)
Total distributions	(.64)	(.26)
Net asset value, end of period	$ 15.82	$ 14.01
Total Return B,C	17.58%	42.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.64%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 666	$ 159
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.37	.25
Net realized and unrealized gain (loss)	2.07	4.00
Total from investment operations	2.44	4.25
Distributions from net investment income	(.26)	(.24)
Distributions from net realized gain	(.36)	(.01)
Total distributions	(.62)	(.25)
Net asset value, end of period	$ 15.82	$ 14.00
Total Return B,C	17.53%	42.51%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	2.54%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 143
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.35	.23
Net realized and unrealized gain (loss)	2.06	4.01
Total from investment operations	2.41	4.24
Distributions from net investment income	(.24)	(.23)
Distributions from net realized gain	(.36)	(.01)
Total distributions	(.60)	(.24)
Net asset value, end of period	$ 15.81	$ 14.00
Total Return B,C	17.30%	42.37%
Ratios to Average Net Assets E,G
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	2.39%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142	$ 147
Portfolio turnover rate	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income	$ 18,736,759	$ 466,611	$ (572,491)	$ (105,880)
VIP Freedom 2005	6,506,099	120,006	(557,977)	(437,971)
VIP Freedom 2010	166,214,935	6,374,288	(12,764,742)	(6,390,454)
VIP Freedom 2015	98,863,989	6,630,191	(7,112,936)	(482,745)
VIP Freedom 2020	387,924,562	29,283,738	(28,323,223)	960,515
VIP Freedom 2025	42,344,598	2,503,673	(3,244,684)	(741,011)
VIP Freedom 2030	105,845,618	6,599,242	(10,804,938)	(4,205,696)
VIP Freedom 2035	311,498	137,054	(906)	136,148
VIP Freedom 2040	390,850	148,924	(1,346)	147,578
VIP Freedom 2045	234,635	129,278	(31)	129,247
VIP Freedom 2050	710,138	217,738	(1,878)	215,860

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP Freedom Income	$ -	$ -	$ -	$ (105,880)
VIP Freedom 2005	-	-	(86,373)	(437,971)
VIP Freedom 2010	31,273	13,572	-	(6,390,454)
VIP Freedom 2015	-	-	-	(482,745)
VIP Freedom 2020	-	-	-	960,515
VIP Freedom 2025	-	-	-	(741,011)
VIP Freedom 2030	-	-	-	(4,205,696)
VIP Freedom 2035	543	426	-	136,148
VIP Freedom 2040	-	-	-	147,578
VIP Freedom 2045	-	7,776	-	129,247
VIP Freedom 2050	5,302	-	-	215,860

The tax character of distributions paid was as follows:

December 31, 2010	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 513,223	$ 292,617	$ 805,840
VIP Freedom 2005	198,157	-	198,157
VIP Freedom 2010	4,963,086	776,484	5,739,570
VIP Freedom 2015	2,892,227	134,344	3,026,571
VIP Freedom 2020	9,854,211	179,638	10,033,849
VIP Freedom 2025	1,001,759	15,521	1,017,280
VIP Freedom 2030	2,346,989	97,450	2,444,439
VIP Freedom 2035	15,387	21,394	36,781
VIP Freedom 2040	54,058	17,135	71,193
VIP Freedom 2045	13,928	23,514	37,442
VIP Freedom 2050	23,223	10,954	34,177

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows: - continued

December 31, 2009	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 841,096	$ 62,263	$ 903,359
VIP Freedom 2005	389,568	68,749	458,317
VIP Freedom 2010	5,351,488	-	5,351,488
VIP Freedom 2015	3,277,116	270,425	3,547,541
VIP Freedom 2020	8,702,259	799,268	9,501,527
VIP Freedom 2025	846,284	96,365	942,649
VIP Freedom 2030	2,089,890	18,672	2,108,562
VIP Freedom 2035	7,799	-	7,799
VIP Freedom 2040	7,891	-	7,891
VIP Freedom 2045	7,867	-	7,867
VIP Freedom 2050	7,910	-	7,910

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	7,430,371	9,320,921
VIP Freedom 2005	2,618,467	4,262,782
VIP Freedom 2010	57,697,694	39,513,724
VIP Freedom 2015	34,781,421	26,327,790
VIP Freedom 2020	164,050,377	64,623,224
VIP Freedom 2025	21,258,138	6,990,326
VIP Freedom 2030	37,027,707	21,150,383
VIP Freedom 2035	156,686	188,388
VIP Freedom 2040	1,140,713	1,121,950
VIP Freedom 2045	65,811	180,567
VIP Freedom 2050	652,671	291,818

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 203	$ 17,226	$ 17,429
VIP Freedom 2005	152	377	529
VIP Freedom 2010	19,617	242,907	262,524
VIP Freedom 2015	2,102	121,129	123,231
VIP Freedom 2020	29,332	589,672	619,004
VIP Freedom 2025	1,025	29,160	30,185
VIP Freedom 2030	18,625	101,102	119,727
VIP Freedom 2035	131	366	497
VIP Freedom 2040	132	343	475
VIP Freedom 2045	131	334	465
VIP Freedom 2050	133	356	489

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Income
Initial Class	-%	$ 40
Service Class	.10%	-
Service Class 2.25%		25
VIP Freedom 2005
Initial Class	-%	23
Service Class	.10%	-
Service Class 2.25%		-
VIP Freedom 2010
Initial Class	-%	74
Service Class	.10%	69
Service Class 2.25%		340
VIP Freedom 2015
Initial Class	-%	131
Service Class	.10%	7
Service Class 2.25%		170
VIP Freedom 2020
Initial Class	-%	142
Service Class	.10%	101
Service Class 2.25%		810
VIP Freedom 2025
Initial Class	-%	53
Service Class	.10%	3
Service Class 2.25%		40
VIP Freedom 2030
Initial Class	-%	86
Service Class	.10%	65
Service Class 2.25%		140

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
VIP Freedom Income
From net investment income
Initial Class	$ 210,386	$ 418,571
Service Class	3,035	5,244
Service Class 2	115,815	228,173
Total	$ 329,236	$ 651,988
From net realized gain
Initial Class	$ 290,719	$ 158,860
Service Class	4,582	3,186
Service Class 2	181,303	89,325
Total	$ 476,604	$ 251,371
VIP Freedom 2005
From net investment income
Initial Class	$ 112,320	$ 246,999
Service Class	3,344	6,010
Service Class 2	2,691	6,092
Total	$ 118,355	$ 259,101
From net realized gain
Initial Class	$ 76,130	$ 185,049
Service Class	2,040	6,807
Service Class 2	1,632	7,360
Total	$ 79,802	$ 199,216
VIP Freedom 2010
From net investment income
Initial Class	$ 463,722	$ 775,255
Service Class	377,308	682,497
Service Class 2	2,186,962	3,022,186
Total	$ 3,027,992	$ 4,479,938
From net realized gain
Initial Class	$ 398,603	$ 154,282
Service Class	350,127	143,134
Service Class 2	1,962,848	574,134
Total	$ 2,711,578	$ 871,550
VIP Freedom 2015
From net investment income
Initial Class	$ 813,676	$ 1,243,073
Service Class	54,230	49,152
Service Class 2	1,039,969	1,351,309
Total	$ 1,907,875	$ 2,643,534
From net realized gain
Initial Class	$ 461,272	$ 432,114
Service Class	28,463	15,773
Service Class 2	628,961	456,120
Total	$ 1,118,696	$ 904,007
VIP Freedom 2020
From net investment income
Initial Class	$ 930,464	$ 1,130,083
Service Class	654,671	761,045
Service Class 2	5,829,063	5,213,654
Total	$ 7,414,198	$ 7,104,782
From net realized gain
Initial Class	$ 331,668	$ 386,129
Service Class	235,505	272,235
Service Class 2	2,052,478	1,738,381
Total	$ 2,619,651	$ 2,396,745

Annual Report

7. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended December 31,	2010	2009
VIP Freedom 2025
From net investment income
Initial Class	$ 346,092	$ 440,844
Service Class	27,402	19,456
Service Class 2	426,018	231,655
Total	$ 799,512	$ 691,955
From net realized gain
Initial Class	$ 98,389	$ 169,810
Service Class	7,360	7,444
Service Class 2	112,019	73,440
Total	$ 217,768	$ 250,694
VIP Freedom 2030
From net investment income
Initial Class	$ 539,256	$ 468,196
Service Class	411,502	303,407
Service Class 2	824,730	617,415
Total	$ 1,775,488	$ 1,389,018
From net realized gain
Initial Class	$ 194,726	$ 259,161
Service Class	151,508	164,844
Service Class 2	322,717	295,539
Total	$ 668,951	$ 719,544
VIP Freedom 2035 A
From net investment income
Initial Class	$ 2,136	$ 2,596
Service Class	1,918	2,430
Service Class 2	3,394	2,346
Total	$ 7,448	$ 7,372
From net realized gain
Initial Class	$ 8,162	$ 144
Service Class	7,842	140
Service Class 2	13,329	143
Total	$ 29,333	$ 427
VIP Freedom 2040 A
From net investment income
Initial Class	$ 4,811	$ 2,647
Service Class	1,884	2,480
Service Class 2	2,151	2,340
Total	$ 8,846	$ 7,467
From net realized gain
Initial Class	$ 31,376	$ 144
Service Class	13,997	140
Service Class 2	16,974	140
Total	$ 62,347	$ 424
VIP Freedom 2045 A
From net investment income
Initial Class	$ 2,203	$ 2,664
Service Class	2,006	2,500
Service Class 2	1,978	2,370
Total	$ 6,187	$ 7,534
From net realized gain
Initial Class	$ 10,391	$ 113
Service Class	10,084	110
Service Class 2	10,780	110
Total	$ 31,255	$ 333

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended December 31,	2010	2009
VIP Freedom 2050 A
From net investment income
Initial Class	$ 11,275	$ 2,785
Service Class	1,872	2,410
Service Class 2	2,057	2,337
Total	$ 15,204	$ 7,532
From net realized gain
Initial Class	$ 12,930	$ 134
Service Class	2,793	120
Service Class 2	3,250	124
Total	$ 18,973	$ 378

A For the period April 8, 2009 (commencement of operations) to December 31, 2009.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
VIP Freedom Income
Initial Class
Shares sold	258,557	462,871	$ 2,671,849	$ 4,540,087
Reinvestment of distributions	48,930	58,723	501,105	577,431
Shares redeemed	(488,726)	(235,490)	(5,003,766)	(2,259,914)
Net increase (decrease)	(181,239)	286,104	$ (1,830,812)	$ 2,857,604
Service Class
Shares sold	14,564	-	$ 146,987	$ -
Reinvestment of distributions	743	870	7,617	8,430
Shares redeemed	(14,887)	(12,809)	(152,852)	(122,754)
Net increase (decrease)	420	(11,939)	$ 1,752	$ (114,324)
Service Class 2
Shares sold	357,073	370,977	$ 3,636,152	$ 3,515,784
Reinvestment of distributions	29,093	32,349	297,118	317,497
Shares redeemed	(349,472)	(256,214)	(3,569,125)	(2,438,407)
Net increase (decrease)	36,694	147,112	$ 364,145	$ 1,394,874
VIP Freedom 2005
Initial Class
Shares sold	134,064	290,653	$ 1,286,624	$ 2,449,103
Reinvestment of distributions	19,288	49,902	188,450	432,048
Shares redeemed	(315,687)	(345,358)	(3,018,853)	(2,882,842)
Net increase (decrease)	(162,335)	(4,803)	$ (1,543,779)	$ (1,691)
Service Class
Shares sold	6,760	2,046	$ 68,354	$ 16,221
Reinvestment of distributions	549	1,524	5,384	12,817
Shares redeemed	(7,984)	(15,887)	(77,087)	(137,264)
Net increase (decrease)	(675)	(12,317)	$ (3,349)	$ (108,226)
Service Class 2
Shares sold	9,995	5,431	$ 93,487	$ 49,354
Reinvestment of distributions	440	1,603	4,323	13,452
Shares redeemed	(14,517)	(20,647)	(139,052)	(180,064)
Net increase (decrease)	(4,082)	(13,613)	$ (41,242)	$ (117,258)

Annual Report

8. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
VIP Freedom 2010
Initial Class
Shares sold	436,778	414,253	$ 4,483,599	$ 3,587,514
Reinvestment of distributions	82,723	98,751	862,325	929,536
Shares redeemed	(559,697)	(1,376,013)	(5,705,979)	(11,582,032)
Net increase (decrease)	(40,196)	(863,009)	$ (360,055)	$ (7,064,982)
Service Class
Shares sold	560,883	652,734	$ 5,683,418	$ 5,604,015
Reinvestment of distributions	69,957	87,885	727,435	825,631
Shares redeemed	(783,131)	(853,771)	(8,010,814)	(7,408,613)
Net increase (decrease)	(152,291)	(113,152)	$ (1,599,961)	$ (978,967)
Service Class 2
Shares sold	3,191,303	2,238,155	$ 32,493,399	$ 20,056,230
Reinvestment of distributions	398,872	382,353	4,149,810	3,596,320
Shares redeemed	(1,434,821)	(1,691,306)	(14,472,689)	(14,628,341)
Net increase (decrease)	2,155,354	929,202	$ 22,170,520	$ 9,024,209
VIP Freedom 2015
Initial Class
Shares sold	670,873	1,338,816	$ 6,860,434	$ 11,871,466
Reinvestment of distributions	120,777	177,040	1,274,948	1,675,187
Shares redeemed	(909,179)	(874,628)	(9,208,564)	(7,788,149)
Net increase (decrease)	(117,529)	641,228	$ (1,073,182)	$ 5,758,504
Service Class
Shares sold	156,503	186,764	$ 1,583,510	$ 1,594,834
Reinvestment of distributions	7,803	6,818	82,693	64,924
Shares redeemed	(65,542)	(151,939)	(664,170)	(1,277,662)
Net increase (decrease)	98,764	41,643	$ 1,002,033	$ 382,096
Service Class 2
Shares sold	1,421,812	1,825,483	$ 14,400,184	$ 16,491,260
Reinvestment of distributions	158,545	190,952	1,668,930	1,807,428
Shares redeemed	(678,716)	(817,202)	(6,837,448)	(7,121,468)
Net increase (decrease)	901,641	1,199,233	$ 9,231,666	$ 11,177,220
VIP Freedom 2020
Initial Class
Shares sold	920,774	1,419,778	$ 9,150,944	$ 12,010,755
Reinvestment of distributions	120,936	166,674	1,262,132	1,516,212
Shares redeemed	(799,922)	(1,850,345)	(7,947,958)	(14,702,993)
Net increase (decrease)	241,788	(263,893)	$ 2,465,118	$ (1,176,026)
Service Class
Shares sold	1,051,011	1,026,253	$ 10,406,571	$ 8,455,394
Reinvestment of distributions	85,322	114,098	890,176	1,033,280
Shares redeemed	(722,926)	(790,200)	(7,208,777)	(6,544,951)
Net increase (decrease)	413,407	350,151	$ 4,087,970	$ 2,943,723
Service Class 2
Shares sold	10,438,161	7,102,672	$ 103,574,788	$ 61,675,414
Reinvestment of distributions	756,007	762,886	7,881,541	6,952,035
Shares redeemed	(1,785,393)	(1,718,729)	(17,423,750)	(14,671,947)
Net increase (decrease)	9,408,775	6,146,829	$ 94,032,579	$ 53,955,502

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
VIP Freedom 2025
Initial Class
Shares sold	210,663	327,202	$ 2,056,243	$ 2,758,614
Reinvestment of distributions	42,774	70,858	444,481	610,654
Shares redeemed	(197,611)	(267,455)	(1,893,385)	(2,131,038)
Net increase (decrease)	55,826	130,605	$ 607,339	$ 1,238,230
Service Class
Shares sold	96,750	51,579	$ 938,977	$ 416,959
Reinvestment of distributions	3,336	3,116	34,762	26,900
Shares redeemed	(36,867)	(35,412)	(368,024)	(288,761)
Net increase (decrease)	63,219	19,283	$ 605,715	$ 155,098
Service Class 2
Shares sold	1,456,760	764,019	$ 14,706,194	$ 6,727,650
Reinvestment of distributions	51,796	34,775	538,037	305,096
Shares redeemed	(218,947)	(399,076)	(2,103,016)	(3,567,260)
Net increase (decrease)	1,289,609	399,718	$ 13,141,215	$ 3,465,486
VIP Freedom 2030
Initial Class
Shares sold	775,263	980,714	$ 7,430,999	$ 7,765,974
Reinvestment of distributions	73,020	93,578	733,982	727,357
Shares redeemed	(656,437)	(1,185,290)	(6,157,596)	(8,386,523)
Net increase (decrease)	191,846	(110,998)	$ 2,007,385	$ 106,808
Service Class
Shares sold	826,988	620,610	$ 7,926,058	$ 4,751,421
Reinvestment of distributions	56,031	60,175	563,009	468,251
Shares redeemed	(406,449)	(336,231)	(3,785,635)	(2,580,003)
Net increase (decrease)	476,570	344,554	$ 4,703,432	$ 2,639,669
Service Class 2
Shares sold	1,644,957	1,650,447	$ 15,476,635	$ 13,384,707
Reinvestment of distributions	114,453	116,202	1,147,447	912,954
Shares redeemed	(754,936)	(612,226)	(7,067,727)	(4,784,642)
Net increase (decrease)	1,004,474	1,154,423	$ 9,556,355	$ 9,513,019
VIP Freedom 2035 A
Initial Class
Shares sold	169	10,303	$ 2,393	$ 103,286
Reinvestment of distributions	710	198	10,298	2,739
Shares redeemed	(3,191)	(4)	(45,336)	(54)
Net increase (decrease)	(2,312)	10,497	$ (32,645)	$ 105,971
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	673	186	9,760	2,570
Shares redeemed	(3,018)	-	(42,843)	-
Net increase (decrease)	(2,345)	10,187	$ (33,083)	$ 102,580
Service Class 2
Shares sold	6,219	10,201	$ 94,194	$ 102,785
Reinvestment of distributions	1,147	180	16,723	2,489
Shares redeemed	(3,391)	-	(48,539)	(4)
Net increase (decrease)	3,975	10,381	$ 62,378	$ 105,270

Annual Report

8. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
VIP Freedom 2040 A
Initial Class
Shares sold	70,337	10,356	$ 989,272	$ 103,923
Reinvestment of distributions	2,586	200	36,187	2,790
Shares redeemed	(63,590)	(59)	(920,096)	(786)
Net increase (decrease)	9,333	10,497	$ 105,363	$ 105,927
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	1,138	188	15,881	2,620
Shares redeemed	(3,021)	-	(43,092)	-
Net increase (decrease)	(1,883)	10,189	$ (27,211)	$ 102,630
Service Class 2
Shares sold	1,870	10,001	$ 28,133	$ 100,010
Reinvestment of distributions	1,370	178	19,125	2,480
Shares redeemed	(3,161)	-	(45,227)	-
Net increase (decrease)	79	10,179	$ 2,031	$ 102,490
VIP Freedom 2045 A
Initial Class
Shares sold	38	10,285	$ 576	$ 103,051
Reinvestment of distributions	872	199	12,594	2,776
Shares redeemed	(3,131)	(2)	(44,833)	(26)
Net increase (decrease)	(2,221)	10,482	$ (31,663)	$ 105,801
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	837	187	12,090	2,610
Shares redeemed	(3,018)	-	(43,180)	-
Net increase (decrease)	(2,181)	10,188	$ (31,090)	$ 102,620
Service Class 2
Shares sold	617	10,001	$ 9,521	$ 100,010
Reinvestment of distributions	883	178	12,757	2,480
Shares redeemed	(3,049)	-	(43,609)	-
Net increase (decrease)	(1,549)	10,179	$ (21,331)	$ 102,490
VIP Freedom 2050 A
Initial Class
Shares sold	38,491	11,146	$ 556,062	$ 114,029
Reinvestment of distributions	1,539	207	24,205	2,918
Shares redeemed	(9,291)	(10)	(141,310)	(130)
Net increase (decrease)	30,739	11,343	$ 438,957	$ 116,817
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	302	179	4,665	2,530
Shares redeemed	(2,999)	-	(43,436)	-
Net increase (decrease)	(2,697)	10,180	$ (38,771)	$ 102,540
Service Class 2
Shares sold	1,782	10,297	$ 26,095	$ 104,181
Reinvestment of distributions	343	174	5,307	2,461
Shares redeemed	(3,620)	(1)	(52,782)	(7)
Net increase (decrease)	(1,495)	10,470	$ (21,380)	$ 106,635

A For the period April 8, 2009 (commencement of operations) to December 31, 2009.

Annual Report

Notes to Financial Statements - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, VIP Freedom 2020 was the owner of record of approximately 19% of the total outstanding shares of VIP Value Portfolio.

The Funds, in aggregate, were the owners of record of approximately 38% of the total outstanding shares of VIP Value Portfolio.

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	57%	1	19%
VIP Freedom 2005	94%	-	-
VIP Freedom 2010	12%	1	69%
VIP Freedom 2015	34%	1	39%
VIP Freedom 2020	-	2	79%
VIP Freedom 2025	34%	2	45%
VIP Freedom 2030	15%	2	57%
VIP Freedom 2035	76%	1	21%
VIP Freedom 2040	43%	3	49%
VIP Freedom 2045	96%	-	-
VIP Freedom 2050	28%	2	66%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products V and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds), each a fund of Variable Insurance Products V Trust, including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio as of December 31, 2010, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each VIP Freedom Fund's performance. If the interests of a VIP Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/11/11	02/11/11	$0.000
Service Class	02/11/11	02/11/11	$0.000
Service Class 2	02/11/11	02/11/11	$0.000
VIP Freedom 2005 Portfolio
Initial Class	02/11/11	02/11/11	$0.000
Service Class	02/11/11	02/11/11	$0.000
Service Class 2	02/11/11	02/11/11	$0.000
VIP Freedom 2010 Portfolio
Initial Class	02/11/11	02/11/11	$0.005
Service Class	02/11/11	02/11/11	$0.005
Service Class 2	02/11/11	02/11/11	$0.005
VIP Freedom 2015 Portfolio
Initial Class	02/11/11	02/11/11	$0.000
Service Class	02/11/11	02/11/11	$0.000
Service Class 2	02/11/11	02/11/11	$0.000
VIP Freedom 2020 Portfolio
Initial Class	02/11/11	02/11/11	$0.000
Service Class	02/11/11	02/11/11	$0.000
Service Class 2	02/11/11	02/11/11	$0.000
VIP Freedom 2025 Portfolio
Initial Class	02/11/11	02/11/11	$0.000
Service Class	02/11/11	02/11/11	$0.000
Service Class 2	02/11/11	02/11/11	$0.000
VIP Freedom 2030 Portfolio
Initial Class	02/11/11	02/11/11	$0.000
Service Class	02/11/11	02/11/11	$0.000
Service Class 2	02/11/11	02/11/11	$0.000
VIP Freedom 2035 Portfolio
Initial Class	02/11/11	02/11/11	$0.030
Service Class	02/11/11	02/11/11	$0.030
Service Class 2	02/11/11	02/11/11	$0.030
VIP Freedom 2040 Portfolio
Initial Class	02/11/11	02/11/11	$0.000
Service Class	02/11/11	02/11/11	$0.000
Service Class 2	02/11/11	02/11/11	$0.000
VIP Freedom 2045 Portfolio
Initial Class	02/11/11	02/11/11	$0.315
Service Class	02/11/11	02/11/11	$0.315
Service Class 2	02/11/11	02/11/11	$0.315
VIP Freedom 2050 Portfolio
Initial Class	02/11/11	02/11/11	$0.090
Service Class	02/11/11	02/11/11	$0.090
Service Class 2	02/11/11	02/11/11	$0.090

Annual Report

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$281,294
VIP Freedom 2010 Portfolio	$790,057
VIP Freedom 2015 Portfolio	$145,335
VIP Freedom 2020 Portfolio	$106,711
VIP Freedom 2025 Portfolio	$13,032
VIP Freedom 2030 Portfolio	$80,583
VIP Freedom 2035 Portfolio	$21,820
VIP Freedom 2040 Portfolio	$16,713
VIP Freedom 2045 Portfolio	$31,300
VIP Freedom 2050 Portfolio	$10,949

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax.

VIP Freedom Income Portfolio
Initial Class	4.60%
Service Class	4.60%
Service Class 2	4.60%
VIP Freedom 2005 Portfolio
Initial Class	3.67%
Service Class	3.67%
Service Class 2	3.67%
VIP Freedom 2010 Portfolio
Initial Class	3.89%
Service Class	3.89%
Service Class 2	3.89%
VIP Freedom 2015 Portfolio
Initial Class	4.07%
Service Class	4.07%
Service Class 2	4.07%
VIP Freedom 2020 Portfolio
Initial Class	3.85%
Service Class	3.85%
Service Class 2	3.85%
VIP Freedom 2025 Portfolio
Initial Class	3.31%
Service Class	3.31%
Service Class 2	3.31%
VIP Freedom 2030 Portfolio
Initial Class	2.68%
Service Class	2.68%
Service Class 2	2.68%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	February 2010	December 2010
VIP Freedom Income Portfolio
Initial Class	-	6%
Service Class	-	6%
Service Class 2	-	7%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders: - continued

	February 2010	December 2010
VIP Freedom 2005 Portfolio
Initial Class	1%	14%
Service Class	1%	15%
Service Class 2	1%	16%
VIP Freedom 2010 Portfolio
Initial Class	1%	13%
Service Class	1%	14%
Service Class 2	1%	15%
VIP Freedom 2015 Portfolio
Initial Class	3%	14%
Service Class	3%	14%
Service Class 2	3%	15%
VIP Freedom 2020 Portfolio
Initial Class	4%	18%
Service Class	4%	19%
Service Class 2	4%	20%
VIP Freedom 2025 Portfolio
Initial Class	2%	22%
Service Class	2%	22%
Service Class 2	2%	23%
VIP Freedom 2030 Portfolio
Initial Class	3%	25%
Service Class	3%	26%
Service Class 2	3%	27%
VIP Freedom 2035 Portfolio
Initial Class	1%	24%
Service Class	1%	25%
Service Class 2	1%	25%
VIP Freedom 2040 Portfolio
Initial Class	-	7%
Service Class	-	7%
Service Class 2	-	7%
VIP Freedom 2045 Portfolio
Initial Class	-	24%
Service Class	-	24%
Service Class 2	-	26%
VIP Freedom 2050 Portfolio
Initial Class	2%	29%
Service Class	2%	30%
Service Class 2	2%	32%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance (except for VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, and VIP Freedom 2050 Portfolio). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of Initial Class and Service Class 2 of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than VIP Freedom Income Portfolio).

VIP Freedom 2005 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Freedom 2010 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom 2015 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2020 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom 2025 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Freedom 2030 Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom Income Portfolio

The Board noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Investment Performance (VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, and VIP Freedom 2050 Portfolio). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

VIP Freedom 2005 Portfolio

Annual Report

VIP Freedom 2010 Portfolio

VIP Freedom 2015 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2020 Portfolio

VIP Freedom 2025 Portfolio

Annual Report

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

Annual Report

VIP Freedom 2050 Portfolio

VIP Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Initial Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Initial Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each of Initial Class and Service Class of each fund ranked below its competitive median for 2009 and the total expenses of Service Class 2 ranked equal to its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-ANN-0211
1.826371.106

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds -
Portfolios I, II, & III

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income I Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income II Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income III Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP Freedom Lifetime Income® I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Freedom Lifetime Income® I Portfolio	11.84%	4.62%	4.91%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income I Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Freedom Lifetime Income II Portfolio	12.99%	4.53%	5.10%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income II Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Freedom Lifetime Income III Portfolio	15.98%	4.12%	4.92%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income III Portfolio on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of VIP Freedom Lifetime Income® Funds: For the year ending December 31, 2010, each of the four asset classes represented in the VIP Freedom Lifetime Income Funds' portfolios - U.S. equity, non-U.S. equity, fixed income and short-term debt investments - posted positive absolute results. However, it was the Funds' allocation to equities and investment-grade debt that provided the biggest boost to their year-end results. Consequently, each of the VIP Freedom Lifetime Income Funds delivered exceptional returns for investors, with VIP Freedom Lifetime Income I - the most-conservative Fund - showing a low-double-digit increase, while the more-equity-focused VIP Freedom Lifetime Income II and II posted returns roughly in the low- to mid-teens. The Funds' U.S. equity class solidly outpaced the broad-based Dow Jones U.S. Total Stock Market IndexSM, which rose 17.49% for the one-year period ending December 31, 2010. Four of the seven underlying domestic equity funds beat the Dow Jones index, with underlying funds focusing on smaller-capitalization stocks - such as VIP Mid Cap Portfolio and VIP Value Strategies Portfolio - delivering the highest absolute results. VIP Growth Portfolio and VIP Value Portfolio, which invest more heavily in larger-capitalization stocks, also significantly contributed to the Funds' performance. The Funds' non-U.S. equity asset class, which handily outperformed the 7.88% gain of the MSCI® EAFE® (Europe, Australasia, Far East) Index, also bolstered absolute results. VIP Overseas Portfolio anchored the Funds' performance in the non-U.S. equity class, while VIP Emerging Markets Portfolio - benefiting from an increase in consumer spending in emerging markets - posted a near 18% return for the year. U.S. investors also gained from a generally weaker dollar, which lifted foreign stock returns. Turning to bonds, the Funds' fixed-income asset class handily beat the Barclays Capital® U.S. Aggregate Bond Index. Buoyed by its allocation to credit-related securities, which performed well for most of the year, VIP Investment Grade Bond Portfolio solidly contributed to the Funds' performance, while VIP High Income Portfolio roared past the broader bond market. Lastly, the Funds' short-term debt holding, VIP Money Market Portfolio, performed roughly in line with the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which increased 0.15%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,127.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,144.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,199.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.3	5.2
VIP Equity-Income Portfolio Investor Class	6.2	6.1
VIP Growth & Income Portfolio Investor Class	6.1	6.1
VIP Growth Portfolio Investor Class	6.2	6.1
VIP Mid Cap Portfolio Investor Class	2.1	2.2
VIP Value Portfolio Investor Class	5.3	5.2
VIP Value Strategies Portfolio Investor Class	2.2	2.2
	33.4	33.1
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.9	9.4
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.6	0.9
High Yield Bond Funds
VIP High Income Portfolio Investor Class	4.9	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	35.6	36.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	14.6	15.1
Net Other Assets (Liabilities)*
	0.0	0.0
	100.0	100.0
* Amount represents less than .01%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	33.4%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	35.6%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	33.1%
Developed International Equity Funds	9.4%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	36.5%
Short-Term Funds	15.1%

Expected
Domestic Equity Funds	30.9%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	37.8%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 33.4%
	Shares	Value
Domestic Equity Funds - 33.4%
VIP Contrafund Portfolio Investor Class	22,931	$ 545,767
VIP Equity-Income Portfolio Investor Class	33,602	637,431
VIP Growth & Income Portfolio Investor Class	50,309	633,899
VIP Growth Portfolio Investor Class	17,200	636,411
VIP Mid Cap Portfolio Investor Class	6,743	219,820
VIP Value Portfolio Investor Class	49,782	547,109
VIP Value Strategies Portfolio Investor Class	23,894	231,769
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,977,650)		3,452,206
International Equity Funds - 11.5%

Developed International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R	60,934	1,019,433
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	17,201	170,113
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,328,221)		1,189,546
Bond Funds - 40.5%

High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class	91,240	507,296
Investment Grade Bond Funds - 35.6%
VIP Investment Grade Bond Portfolio Investor Class	287,788	3,683,690
TOTAL BOND FUNDS (Cost $4,214,098)		4,190,986
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class (Cost $1,512,153)	1,512,153	1,512,153
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,032,122)		10,344,891
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 10,344,890
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010
Assets
Investment in securities, at value (cost $11,032,122) - See accompanying schedule		$ 10,344,891
Receivable for investments sold		170
Total assets		10,345,061

Liabilities
Payable to custodian bank	$ 1
Payable for fund shares redeemed	170
Total liabilities		171

Net Assets		$ 10,344,890
Net Assets consist of:
Paid in capital		$ 11,083,112
Accumulated undistributed net realized gain (loss) on investments		(50,991)
Net unrealized appreciation (depreciation) on investments		(687,231)
Net Assets, for 1,047,202 shares outstanding		$ 10,344,890
Net Asset Value, offering price and redemption price per share ($10,344,890 ÷ 1,047,202 shares)		$ 9.88

Statement of Operations

	Year ended December 31, 2010
Investment Income
Income distributions from underlying funds		$ 212,825

Expenses
Independent trustees' compensation	$ 33
Total expenses before reductions	33
Expense reduction	(33)	0
Net investment income (loss)		212,825
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	63,856
Capital gain distributions from underlying funds	46,368
Total net realized gain (loss)		110,224
Change in net unrealized appreciation (depreciation) on underlying funds		753,750
Net gain (loss)		863,974
Net increase (decrease) in net assets resulting from operations		$ 1,076,799

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,825	$ 334,506
Net realized gain (loss)	110,224	90,279
Change in net unrealized appreciation (depreciation)	753,750	1,133,654
Net increase (decrease) in net assets resulting from operations	1,076,799	1,558,439
Distributions to shareholders from net investment income	(222,558)	(332,639)
Distributions to shareholders from net realized gain	(110,575)	(76,060)
Total distributions	(333,133)	(408,699)
Share transactions Proceeds from sales of shares	1,364,399	773,369
Reinvestment of distributions	333,133	408,699
Cost of shares redeemed	(869,595)	(1,206,057)
Net increase (decrease) in net assets resulting from share transactions	827,937	(23,989)
Total increase (decrease) in net assets	1,571,603	1,125,751

Net Assets
Beginning of period	8,773,287	7,647,536
End of period (including undistributed net investment income of $0 and undistributed net investment income of $6,217, respectively)	$ 10,344,890	$ 8,773,287
Other Information Shares
Sold	143,545	85,671
Issued in reinvestment of distributions	33,844	46,276
Redeemed	(91,110)	(149,828)
Net increase (decrease)	86,279	(17,881)

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 7.81	$ 11.21	$ 10.98	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.21	.36	.33	.36	.27
Net realized and unrealized gain (loss)	.87	1.40	(2.85)	.53	.67
Total from investment operations	1.08	1.76	(2.52)	.89	.94
Distributions from net investment income	(.22)	(.36)	(.37)	(.34)	(.18)
Distributions from net realized gain	(.11)	(.08)	(.51)	(.32)	(.05)
Total distributions	(.33)	(.44)	(.88)	(.66)	(.23)
Net asset value, end of period	$ 9.88	$ 9.13	$ 7.81	$ 11.21	$ 10.98
Total Return A, B	11.84%	22.76%	(22.68)%	8.16%	9.15%
Ratios to Average Net Assets D, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	2.26%	4.28%	3.31%	3.15%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,345	$ 8,773	$ 7,648	$ 12,533	$ 10,106
Portfolio turnover rate	26%	20%	25%	16%	28%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.0	6.0
VIP Equity-Income Portfolio Investor Class	7.0	6.9
VIP Growth & Income Portfolio Investor Class	7.0	7.0
VIP Growth Portfolio Investor Class	7.0	7.0
VIP Mid Cap Portfolio Investor Class	2.4	2.5
VIP Value Portfolio Investor Class	6.0	6.0
VIP Value Strategies Portfolio Investor Class	2.6	2.5
	38.0	37.9
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.3	11.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.9	1.1
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.3	5.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	35.9	37.0
Short-Term Funds
VIP Money Market Portfolio Investor Class	7.6	7.4
Net Other Assets (Liabilities)*
	0.0	0.0
	100.0	100.0
* Amount represents less than .01%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.0%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	35.9%
Short-Term Funds	7.6%

Six months ago
Domestic Equity Funds	37.9%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.5%
Investment Grade Bond Funds	37.0%
Short-Term Funds	7.4%

Expected
Domestic Equity Funds	35.1%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.3%
Investment Grade Bond Funds	38.3%
Short-Term Funds	8.5%
The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 38.0%
	Shares	Value
Domestic Equity Funds - 38.0%
VIP Contrafund Portfolio Investor Class	36,997	$ 880,536
VIP Equity-Income Portfolio Investor Class	54,278	1,029,660
VIP Growth & Income Portfolio Investor Class	81,161	1,022,632
VIP Growth Portfolio Investor Class	27,754	1,026,892
VIP Mid Cap Portfolio Investor Class	10,861	354,072
VIP Value Portfolio Investor Class	80,299	882,485
VIP Value Strategies Portfolio Investor Class	38,463	373,090
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,741,794)		5,569,367
International Equity Funds - 13.2%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Investor Class R	98,785	1,652,674
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R	27,841	275,352
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,330,733)		1,928,026
Bond Funds - 41.2%

High Yield Bond Funds - 5.3%
VIP High Income Portfolio Investor Class	139,589	776,114
Investment Grade Bond Funds - 35.9%
VIP Investment Grade Bond Portfolio Investor Class	410,404	5,253,168
TOTAL BOND FUNDS (Cost $6,038,834)		6,029,282
Short-Term Funds - 7.6%
	Shares	Value

VIP Money Market Portfolio Investor Class (Cost $1,110,569)	1,110,569	$ 1,110,569
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,221,930)		14,637,244
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 14,637,242
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $792,228 of which $503,057 and $289,171 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010
Assets
Investment in securities, at value (cost $16,221,930) - See accompanying schedule		$ 14,637,244
Receivable for investments sold		241
Total assets		14,637,485

Liabilities
Payable for fund shares redeemed	$ 243
Total liabilities		243

Net Assets		$ 14,637,242
Net Assets consist of:
Paid in capital		$ 17,161,202
Accumulated undistributed net realized gain (loss) on investments		(939,274)
Net unrealized appreciation (depreciation) on investments		(1,584,686)
Net Assets, for 1,494,370 shares outstanding		$ 14,637,242
Net Asset Value, offering price and redemption price per share ($14,637,242 ÷ 1,494,370 shares)		$ 9.79

Statement of Operations

	Year ended December 31, 2010
Investment Income
Income distributions from underlying funds		$ 314,795

Expenses
Independent trustees' compensation	$ 51
Total expenses before reductions	51
Expense reduction	(51)	0
Net investment income (loss)		314,795
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(300,986)
Capital gain distributions from underlying funds	66,773
Total net realized gain (loss)		(234,213)
Change in net unrealized appreciation (depreciation) on underlying funds		1,664,188
Net gain (loss)		1,429,975
Net increase (decrease) in net assets resulting from operations		$ 1,744,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 314,795	$ 543,711
Net realized gain (loss)	(234,213)	(339,797)
Change in net unrealized appreciation (depreciation)	1,664,188	2,797,474
Net increase (decrease) in net assets resulting from operations	1,744,770	3,001,388
Distributions to shareholders from net investment income	(312,980)	(553,060)
Distributions to shareholders from net realized gain	(73,409)	(152,952)
Total distributions	(386,389)	(706,012)
Share transactions Proceeds from sales of shares	407,181	997,756
Reinvestment of distributions	386,389	706,011
Cost of shares redeemed	(1,687,084)	(2,718,682)
Net increase (decrease) in net assets resulting from share transactions	(893,514)	(1,014,915)
Total increase (decrease) in net assets	464,867	1,280,461

Net Assets
Beginning of period	14,172,375	12,891,914
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,783, respectively)	$ 14,637,242	$ 14,172,375
Other Information Shares
Sold	44,625	117,471
Issued in reinvestment of distributions	39,603	84,626
Redeemed	(182,338)	(346,280)
Net increase (decrease)	(98,110)	(144,183)

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.42	$ 11.68	$ 11.36	$ 10.37
Income from Investment Operations
Net investment income (loss) C	.21	.34	.29	.32	.23
Net realized and unrealized gain (loss)	.95	1.59	(3.57)	.77	.95
Total from investment operations	1.16	1.93	(3.28)	1.09	1.18
Distributions from net investment income	(.22)	(.36)	(.34)	(.30)	(.14)
Distributions from net realized gain	(.05)	(.09)	(.64)	(.48)	(.05)
Total distributions	(.27)	(.45)	(.98)	(.77) G	(.19)
Net asset value, end of period	$ 9.79	$ 8.90	$ 7.42	$ 11.68	$ 11.36
Total Return A, B	12.99%	26.44%	(28.49)%	9.67%	11.38%
Ratios to Average Net Assets D, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	2.22%	4.25%	2.91%	2.67%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,637	$ 14,172	$ 12,892	$ 22,701	$ 17,221
Portfolio turnover rate	23%	21%	25%	18%	16%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.4	8.4
VIP Equity-Income Portfolio Investor Class	9.9	9.7
VIP Growth & Income Portfolio Investor Class	9.8	9.7
VIP Growth Portfolio Investor Class	9.8	9.8
VIP Mid Cap Portfolio Investor Class	3.4	3.5
VIP Value Portfolio Investor Class	8.4	8.4
VIP Value Strategies Portfolio Investor Class	3.6	3.5
	53.3	53.0
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	15.8	15.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.6	1.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.2	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	21.1	22.4
Net Other Assets (Liabilities)*
	0.0	0.0
	100.0	100.0
* Amount represents less than .01%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	53.3%
Developed International Equity Funds	15.8%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	21.1%

Six months ago
Domestic Equity Funds	53.0%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.4%

Expected
Domestic Equity Funds	51.4%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 53.3%
	Shares	Value
Domestic Equity Funds - 53.3%
VIP Contrafund Portfolio Investor Class	23,839	$ 567,365
VIP Equity-Income Portfolio Investor Class	34,979	663,542
VIP Growth & Income Portfolio Investor Class	52,350	659,604
VIP Growth Portfolio Investor Class	17,891	661,961
VIP Mid Cap Portfolio Investor Class	7,008	228,458
VIP Value Portfolio Investor Class	51,776	569,016
VIP Value Strategies Portfolio Investor Class	24,855	241,089
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,239,756)		3,591,035
International Equity Funds - 18.4%

Developed International Equity Funds - 15.8%
VIP Overseas Portfolio Investor Class R	63,692	1,065,569
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Investor Class R	17,904	177,069
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,455,918)		1,242,638
Bond Funds - 28.3%

High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class	87,341	485,613
Investment Grade Bond Funds - 21.1%
VIP Investment Grade Bond Portfolio Investor Class	111,038	1,421,291
TOTAL BOND FUNDS (Cost $1,945,298)		1,906,904
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,640,972)		6,740,577
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$ 6,740,574
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $96,950 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010
Assets
Investment in securities, at value (cost $7,640,972) - See accompanying schedule		$ 6,740,577
Receivable for investments sold		111
Total assets		6,740,688

Liabilities
Payable to custodian bank	$ 1
Payable for fund shares redeemed	113
Total liabilities		114

Net Assets		$ 6,740,574
Net Assets consist of:
Paid in capital		$ 7,795,274
Accumulated undistributed net realized gain (loss) on investments		(154,305)
Net unrealized appreciation (depreciation) on investments		(900,395)
Net Assets, for 719,367 shares outstanding		$ 6,740,574
Net Asset Value, offering price and redemption price per share ($6,740,574 ÷ 719,367 shares)		$ 9.37

Statement of Operations

	Year ended December 31, 2010
Investment Income
Income distributions from underlying funds		$ 131,619

Expenses
Independent trustees' compensation	$ 23
Total expenses before reductions	23
Expense reduction	(23)	0
Net investment income (loss)		131,619
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(103,831)
Capital gain distributions from underlying funds	21,313
Total net realized gain (loss)		(82,518)
Change in net unrealized appreciation (depreciation) on underlying funds		919,548
Net gain (loss)		837,030
Net increase (decrease) in net assets resulting from operations		$ 968,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 131,619	$ 194,683
Net realized gain (loss)	(82,518)	126,982
Change in net unrealized appreciation (depreciation)	919,548	1,269,902
Net increase (decrease) in net assets resulting from operations	968,649	1,591,567
Distributions to shareholders from net investment income	(133,615)	(200,408)
Distributions to shareholders from net realized gain	(29,512)	(137,423)
Total distributions	(163,127)	(337,831)
Share transactions Proceeds from sales of shares	87,477	80,366
Reinvestment of distributions	163,127	337,830
Cost of shares redeemed	(945,584)	(461,358)
Net increase (decrease) in net assets resulting from share transactions	(694,980)	(43,162)
Total increase (decrease) in net assets	110,542	1,210,574

Net Assets
Beginning of period	6,630,032	5,419,458
End of period	$ 6,740,574	$ 6,630,032
Other Information Shares
Sold	9,419	10,878
Issued in reinvestment of distributions	17,634	44,489
Redeemed	(108,174)	(60,863)
Net increase (decrease)	(81,121)	(5,496)

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 6.72	$ 11.90	$ 11.56	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.18	.24	.24	.29	.19
Net realized and unrealized gain (loss)	1.14	1.76	(4.36)	.96	1.15
Total from investment operations	1.32	2.00	(4.12)	1.25	1.34
Distributions from net investment income	(.19)	(.26)	(.27)	(.29)	(.15)
Distributions from net realized gain	(.04)	(.18)	(.79)	(.62)	(.11)
Total distributions	(.23)	(.44)	(1.06)	(.91)	(.26)
Net asset value, end of period	$ 9.37	$ 8.28	$ 6.72	$ 11.90	$ 11.56
Total Return A, B	15.98%	30.34%	(35.25)%	10.88%	12.78%
Ratios to Average Net Assets D, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	2.03%	3.33%	2.43%	2.41%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,741	$ 6,630	$ 5,419	$ 11,085	$ 8,835
Portfolio turnover rate	20%	10%	20%	11%	15%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$ 11,085,956	$ 208,847	$ (949,912)	$ (741,065)
VIP Freedom Lifetime Income II	16,352,727	246,304	(1,961,787)	(1,715,483)
VIP Freedom Lifetime Income III	7,685,924	151,634	(1,096,981)	(945,347)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$ 2,842	$ -	$ (741,065)
VIP Freedom Lifetime Income II	-	(792,228)	(1,715,483)
VIP Freedom Lifetime Income III	-	(96,950)	(945,347)

The tax character of distributions paid was as follows:

December 31, 2010
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$ 330,090	$ 3,043	$ 333,133
VIP Freedom Lifetime Income II	386,389	-	386,389
VIP Freedom Lifetime Income III	163,127	-	163,127
December 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$ 392,532	$ 16,167	$ 408,699
VIP Freedom Lifetime Income II	619,901	86,111	706,012
VIP Freedom Lifetime Income III	273,827	64,004	337,831

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	3,203,301	2,449,342
VIP Freedom Lifetime Income II	3,300,444	4,198,786
VIP Freedom Lifetime Income III	1,264,350	1,969,526

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Lifetime Income I	.00%	$ 33
VIP Freedom Lifetime Income II	.00%	$ 51
VIP Freedom Lifetime Income III	.00%	$ 23

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio (the Funds), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Lifetime Income Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Lifetime Income Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Lifetime Income Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each VIP Freedom Lifetime Income Fund's performance. If the interests of a VIP Freedom Lifetime Income Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Lifetime Income Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
VIP Freedom Lifetime Income I	02/11/11	02/11/11	$0.005
VIP Freedom Lifetime Income II	02/11/11	02/11/11	$0.000
VIP Freedom Lifetime Income III	02/11/11	02/11/11	$0.000

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended December 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Freedom Lifetime Income I	$2,691

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
VIP Freedom Lifetime Income I	4.34%
VIP Freedom Lifetime Income II	4.98%
VIP Freedom Lifetime Income III	3.35%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	February, 2010	December, 2010
VIP Freedom Lifetime Income I	1%	10%
VIP Freedom Lifetime Income II	8%	14%
VIP Freedom Lifetime Income III	5%	22%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

VIP Freedom Lifetime Income I Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Freedom Lifetime Income II Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Freedom Lifetime Income III Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

Annual Report

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Total Expenses. In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of management fees, total expenses, and fees charged to other Fidelity clients, the Board concluded that each fund's management fee and the total expenses of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-ANN-0211
1.816199.105

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
VIP FundsManager® 20% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 50% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 60% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 70% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP FundsManager 85% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP FundsManager 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
VIP FundsManager® 20% Portfolio - Investor Class	7.47%	4.21%
VIP FundsManager 20% Portfolio - Service Class	7.36%	4.21%
VIP FundsManager 20% Portfolio - Service Class 2	7.24%	4.05%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 20% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP FundsManager 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
VIP FundsManager 50% Portfolio - Investor Class	11.89%	3.63%
VIP FundsManager 50% Portfolio - Service Class	11.89%	3.63%
VIP FundsManager 50% Portfolio - Service Class 2	11.75%	3.49%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 50% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

VIP FundsManager 60% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
VIP FundsManager 60% Portfolio - Investor Class	13.62%	1.70%
VIP FundsManager 60% Portfolio - Service Class	13.49%	1.70%
VIP FundsManager 60% Portfolio - Service Class 2	13.35%	1.55%

A From August 22, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 60% Portfolio - Investor Class on August 22, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP FundsManager 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
VIP FundsManager 70% Portfolio - Investor Class	14.32%	2.65%
VIP FundsManager 70% Portfolio - Service Class	14.32%	2.65%
VIP FundsManager 70% Portfolio - Service Class 2	14.09%	2.49%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 70% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP FundsManager 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
VIP FundsManager 85% Portfolio - Investor Class	16.20%	1.92%
VIP FundsManager 85% Portfolio - Service Class	16.07%	1.90%
VIP FundsManager 85% Portfolio - Service Class 2	16.00%	1.75%

A From April 13, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 85% Portfolio - Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index-which measures the performance of sovereign debt of the major global economies outside the U.S.-and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Xuehai En, Portfolio Manager of VIP FundsManager® Portfolios: For the year ending December 31, 2010, all of the VIP FundsManager® Portfolios beat their Composite benchmarks. (For specific portfolio results, please see the performance section of this report.) Favorable asset allocation boosted the performance of all of the Portfolios, as did strong domestic equity stock selection. Regarding asset allocation, shifting to a somewhat riskier-than-benchmark positioning during the second half of the year in a market environment that rewarded risk proved advantageous. Specifically, modestly overweighting domestic equities, holding out-of-benchmark stakes in gold, real estate and emerging-markets equities, and underweighting the more-defensive cash and investment-grade bond categories contributed significantly to most of the Portfolios. Exposure to high-yield bonds - also not in the index - helped performance in the 20% Portfolio but moderately detracted from results elsewhere. As for security selection, in addition to domestic equities, stock picks in foreign developed markets aided results in the 85% and 60% Portfolios. Many of the top-contributing underlying funds were sector/industry funds focused on economically sensitive or commodities-oriented groups, including several Fidelity® Select Portfolios®: Industrials Portfolio, Technology Portfolio, Consumer Discretionary Portfolio, Transportation Portfolio, Energy Service Portfolio and Gold Portfolio. Fidelity® Real Estate Investment Portfolio added value as well. Among international holdings, Fidelity Emerging Markets Fund was a leading contributor across all of the Portfolios. Two small-cap funds - Fidelity International Small Cap Opportunities Fund and Fidelity International Small Cap Fund - together provided a meaningful boost to results. On the downside, our position in high-yield bonds dampened results in all except the 20% Portfolio, primarily due to the underperformance of Fidelity Floating Rate High Income Fund and Fidelity Focused High Income Fund. Fidelity Floating Rate High Income Fund invests in floating-rate bank loans - an asset class that typically underperforms traditional high-yield bonds during strong periods for the latter. Fidelity Focused High Income Fund underperformed because of its higher-quality bias during a period when lower-quality high-yield bonds generated the biggest gains. Sector/industry funds that were among the biggest detractors included three Select Portfolios: Financial Services Portfolio, Energy Portfolio and Consumer Staples Portfolio. In the case of Energy Portfolio, although the energy sector was one of the best-performing groups during the year, this fund underperformed primarily because of poor stock picking in the oil/gas exploration and production group. Financial Services Portfolio trailed its index mainly as a result of adverse positioning in regional banks and investment banking/brokerage. Exposure to emerging-markets bonds via Fidelity New Markets Income Fund notably detracted from performance in the 60% Portfolio. Lastly, Fidelity International Discovery Fund was a noticeable detractor in the 85% Portfolio, and Fidelity U.S. Bond Index Fund modestly hampered the relative return of the 20% Portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,064.10	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,063.90	$ 1.82
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,065.20	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,140.20	$ 1.08
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,140.10	$ 1.89
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,140.20	$ 1.08
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,168.00	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,166.60	$ 1.91
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,168.00	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,191.40	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,190.40	$ 1.93
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,192.80	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,230.60	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2.35%
Actual		$ 1,000.00	$ 1,230.00	$ 1.97
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79
Investor Class	.20%
Actual		$ 1,000.00	$ 1,230.30	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.1	0.0 *
Fidelity Banking Portfolio	0.6	0.4
Fidelity Biotechnology Portfolio	0.0 *	0.0 *
Fidelity Blue Chip Growth Fund	0.1	0.1
Fidelity Brokerage & Investment Management Portfolio	0.2	0.2
Fidelity Chemicals Portfolio	0.2	0.1
Fidelity Commodity Strategy Fund	0.0 *	0.0
Fidelity Communications Equipment Portfolio	0.2	0.1
Fidelity Computers Portfolio	0.5	0.5
Fidelity Construction & Housing Portfolio	0.2	0.2
Fidelity Consumer Discretionary Portfolio	1.1	0.8
Fidelity Consumer Staples Portfolio	1.2	1.5
Fidelity Contrafund	0.1	0.0 *
Fidelity Defense & Aerospace Portfolio	0.0 *	0.0*
Fidelity Disciplined Equity Fund	0.0 *	0.0*
Fidelity Dividend Growth Fund	0.6	0.7
Fidelity Electronics Portfolio	0.1	0.1
Fidelity Energy Portfolio	0.9	1.1
Fidelity Energy Service Portfolio	1.1	0.1
Fidelity Environmental & Alternative Energy Portfolio	0.0 *	0.1
Fidelity Equity-Income Fund	0.0 *	0.0 *
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	0.2	0.8
Fidelity Fund	0.0 *	0.0 *
Fidelity Global Commodity Stock Fund	0.0 *	0.0
Fidelity Gold Portfolio	1.0	0.7
Fidelity Growth Company Fund	0.0 *	0.0 *
Fidelity Health Care Portfolio	0.3	0.3
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	0.2	0.1
Fidelity Industrials Portfolio	1.2	1.1
Fidelity Insurance Portfolio	0.8	0.6
Fidelity IT Services Portfolio	0.1	0.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Stock Fund	0.4	0.4
Fidelity Large Cap Value Fund	0.0 *	0.0 *
Fidelity Leisure Portfolio	0.1	0.0 *
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.2	0.2
Fidelity Medical Delivery Portfolio	0.4	0.4
Fidelity Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Mega Cap Stock Fund	0.3	0.3
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Multimedia Portfolio	0.2	0.1
Fidelity Natural Resources Portfolio	0.0 *	0.0 *
Fidelity Pharmaceuticals Portfolio	1.0	0.8
Fidelity Real Estate Investment Portfolio	0.3	0.3
Fidelity Retailing Portfolio	0.2	0.2
Fidelity Series Commodity Strategy Fund	0.0	0.0 *
Fidelity Small Cap Growth Fund	0.0 *	0.0 *
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.4	0.4
Fidelity Software & Computer Services Portfolio	0.4	0.4
Fidelity Technology Portfolio	1.8	1.2
Fidelity Telecom and Utilities Fund	0.2	0.2
Fidelity Telecommunications Portfolio	0.4	0.3
Fidelity Transportation Portfolio	0.2	0.1
Fidelity Utilities Portfolio	0.2	0.4
Spartan Extended Market Index Fund Investor Class	0.1	0.1
Spartan Total Market Index Fund Investor Class	0.0 *	0.0 *
VIP Mid Cap Portfolio Investor Class	0.0 *	0.0 *
	18.0	15.7
International Equity Funds
Fidelity Canada Fund	0.1	0.1
Fidelity Diversified International Fund	0.2	0.2
Fidelity Emerging Asia Fund	0.0 *	0.0
Fidelity Emerging Markets Fund	1.2	0.5
Fidelity International Capital Appreciation Fund	0.3	0.3
Fidelity International Discovery Fund	1.1	0.3
Fund Holdings as of December 31, 2010 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Real Estate Fund	0.5	0.0
Fidelity International Small Cap Fund	0.2	0.2
Fidelity International Small Cap Opportunities Fund	0.7	0.6
Fidelity International Value Fund	0.4	0.0 *
Fidelity Japan Fund	0.1	0.4
Fidelity Japan Smaller Companies Fund	0.0 *	0.0
Fidelity Nordic Fund	0.7	0.1
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	0.2	0.1
Spartan International Index Fund Investor Class	1.8	1.7
	7.5	4.5
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	3.2	1.5
Fidelity Focused High Income Fund	0.3	0.0
Fidelity High Income Fund	2.9	3.0
Fidelity New Markets Income Fund	1.1	0.4
Fidelity Real Estate Income Fund	0.6	0.6
Fidelity U.S. Bond Index Fund	45.0	47.8
	53.1	53.3
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	3.4	4.1
Fidelity Institutional Prime Money Market Portfolio Class I	16.2	20.2
Fidelity Select Money Market Portfolio	1.8	2.2
	21.4	26.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2010
Domestic Equity Funds	18.0%
International Equity Funds	7.5%
Fixed Income Funds	53.1%
Money Market Funds	21.4%

As of June 30, 2010
Domestic Equity Funds	15.7%
International Equity Funds	4.5%
Fixed Income Funds	53.3%
Money Market Funds	26.5%

Annual Report

VIP FundsManager 20% Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Equity Funds - 25.5%
	Shares	Value
Domestic Equity Funds - 18.0%
Fidelity 130/30 Large Cap Fund	2,952	$ 21,370
Fidelity Air Transportation Portfolio	6,468	273,905
Fidelity Automotive Portfolio	6,494	293,473
Fidelity Banking Portfolio	134,924	2,497,436
Fidelity Biotechnology Portfolio (a)	1,153	84,152
Fidelity Blue Chip Growth Fund	8,970	406,812
Fidelity Brokerage & Investment Management Portfolio	13,913	729,741
Fidelity Chemicals Portfolio	6,374	608,671
Fidelity Commodity Strategy Fund (a)	958	11,352
Fidelity Communications Equipment Portfolio	27,799	736,953
Fidelity Computers Portfolio (a)	37,237	2,100,884
Fidelity Construction & Housing Portfolio	17,837	625,381
Fidelity Consumer Discretionary Portfolio	168,173	4,121,912
Fidelity Consumer Staples Portfolio	69,576	4,755,553
Fidelity Contrafund	3,257	220,573
Fidelity Defense & Aerospace Portfolio	1,190	87,126
Fidelity Disciplined Equity Fund	2,042	46,006
Fidelity Dividend Growth Fund	76,576	2,177,042
Fidelity Electronics Portfolio	6,804	329,101
Fidelity Energy Portfolio	69,361	3,626,168
Fidelity Energy Service Portfolio	57,979	4,311,935
Fidelity Environmental & Alternative Energy Portfolio	10,768	191,662
Fidelity Equity-Income Fund	665	29,420
Fidelity Equity-Income II Fund	680	12,402
Fidelity Financial Services Portfolio	13,181	811,807
Fidelity Fund	640	20,592
Fidelity Global Commodity Stock Fund	3,323	56,953
Fidelity Gold Portfolio	71,114	3,776,880
Fidelity Growth Company Fund	1,100	91,482
Fidelity Health Care Portfolio	9,385	1,169,466
Fidelity Independence Fund	309	7,533
Fidelity Industrial Equipment Portfolio	24,293	824,014
Fidelity Industrials Portfolio	194,839	4,609,900
Fidelity Insurance Portfolio	66,058	3,116,614
Fidelity IT Services Portfolio (a)	27,264	575,811
Fidelity Large Cap Stock Fund	79,734	1,404,124
Fidelity Large Cap Value Fund	9,788	102,966
Fidelity Leisure Portfolio	2,789	254,239
Fidelity Leveraged Company Stock Fund	193	5,477
Fidelity Magellan Fund	375	26,856
Fidelity Materials Portfolio	14,393	977,256
Fidelity Medical Delivery Portfolio (a)	31,868	1,583,214
Fidelity Medical Equipment & Systems Portfolio (a)	13,553	373,780
Fidelity Mega Cap Stock Fund	105,585	1,054,790
Fidelity Mid-Cap Stock Fund	1,938	55,922
Fidelity Multimedia Portfolio	18,211	779,792
Fidelity Natural Resources Portfolio	3,129	108,924

	Shares	Value
Fidelity Pharmaceuticals Portfolio	316,487	$ 3,902,281
Fidelity Real Estate Investment Portfolio	46,807	1,202,461
Fidelity Retailing Portfolio	12,864	688,088
Fidelity Small Cap Growth Fund	7,959	124,875
Fidelity Small Cap Stock Fund (a)	3,102	60,799
Fidelity Small Cap Value Fund	95,507	1,490,867
Fidelity Software & Computer Services Portfolio	18,957	1,657,936
Fidelity Technology Portfolio (a)	75,486	7,217,242
Fidelity Telecom and Utilities Fund	38,558	615,005
Fidelity Telecommunications Portfolio	35,653	1,655,711
Fidelity Transportation Portfolio	12,776	708,063
Fidelity Utilities Portfolio	12,652	612,095
Spartan Extended Market Index Fund Investor Class	6,033	230,274
Spartan Total Market Index Fund Investor Class	3,323	121,074
VIP Mid Cap Portfolio Investor Class	79	2,578
TOTAL DOMESTIC EQUITY FUNDS		70,376,771
International Equity Funds - 7.5%
Fidelity Canada Fund	9,919	576,771
Fidelity Diversified International Fund	30,158	909,265
Fidelity Emerging Asia Fund	1,244	38,078
Fidelity Emerging Markets Fund	176,937	4,662,302
Fidelity International Capital Appreciation Fund	90,173	1,162,333
Fidelity International Discovery Fund	126,642	4,184,262
Fidelity International Real Estate Fund	195,822	1,836,810
Fidelity International Small Cap Fund	40,542	861,929
Fidelity International Small Cap Opportunities Fund	262,716	2,729,618
Fidelity International Value Fund	189,412	1,541,817
Fidelity Japan Fund	46,169	516,166
Fidelity Japan Smaller Companies Fund	8,244	75,764
Fidelity Nordic Fund	73,905	2,537,900
Fidelity Overseas Fund	423	13,750
Fidelity Pacific Basin Fund	34,529	900,176
Spartan International Index Fund Investor Class	200,396	7,047,932
TOTAL INTERNATIONAL EQUITY FUNDS		29,594,873
TOTAL EQUITY FUNDS (Cost $81,343,197)		99,971,644
Fixed-Income Funds - 53.1%

Fidelity Floating Rate High Income Fund	1,275,000	12,482,249
Fidelity Focused High Income Fund	131,571	1,211,771
Fidelity High Income Fund	1,269,966	11,353,492
Fidelity New Markets Income Fund	270,865	4,239,035
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	210,313	$ 2,187,256
Fidelity U.S. Bond Index Fund	15,583,622	176,562,442
TOTAL FIXED-INCOME FUNDS (Cost $200,843,821)		208,036,245
Money Market Funds - 21.4%

Fidelity Institutional Money Market Portfolio Class I	13,147,294	13,147,294
Fidelity Institutional Prime Money Market Portfolio Class I	63,529,449	63,529,449
Fidelity Select Money Market Portfolio	7,242,291	7,242,291
TOTAL MONEY MARKET FUNDS (Cost $83,919,034)		83,919,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $366,106,052)	391,926,923
NET OTHER ASSETS (LIABILITIES) - 0.0%	(64,067)
NET ASSETS - 100%	$ 391,862,856
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $11,488,547 of which $6,448,435 and $5,040,112 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $366,106,052) - See accompanying schedule		$ 391,926,923
Receivable for fund shares sold		279,167
Total assets		392,206,090

Liabilities
Payable for investments purchased	$ 278,757
Payable for fund shares redeemed	409
Accrued management fee	63,999
Distribution and service plan fees payable	69
Total liabilities		343,234

Net Assets		$ 391,862,856
Net Assets consist of:
Paid in capital		$ 377,810,809
Accumulated undistributed net realized gain (loss) on investments		(11,768,824)
Net unrealized appreciation (depreciation) on investments		25,820,871
Net Assets		$ 391,862,856

Statement of Assets and Liabilities - continued

December 31, 2010

Service Class: Net Asset Value, offering price and redemption price per share ($67,476 ÷ 6,345 shares)	$ 10.63

Service Class 2: Net Asset Value, offering price and redemption price per share ($569,086 ÷ 53,583 shares)	$ 10.62

Investor Class: Net Asset Value, offering price and redemption price per share ($391,226,294 ÷ 36,814,893 shares)	$ 10.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 6,725,616

Expenses
Management fee	$ 823,151
Distribution and service plan fees	1,189
Independent trustees' compensation	1,140
Total expenses before reductions	825,480
Expense reductions	(165,684)	659,796
Net investment income (loss)		6,065,820
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,054,843
Capital gain distributions from underlying funds	1,812,776
Total net realized gain (loss)		2,867,619
Change in net unrealized appreciation (depreciation) on underlying funds		15,177,948
Net gain (loss)		18,045,567
Net increase (decrease) in net assets resulting from operations		$ 24,111,387

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,065,820	$ 4,232,847
Net realized gain (loss)	2,867,619	(3,236,878)
Change in net unrealized appreciation (depreciation)	15,177,948	18,437,148
Net increase (decrease) in net assets resulting from operations	24,111,387	19,433,117
Distributions to shareholders from net investment income	(6,084,767)	(4,256,815)
Distributions to shareholders from net realized gain	(470,898)	(158,646)
Total distributions	(6,555,665)	(4,415,461)
Share transactions - net increase (decrease)	102,969,202	103,034,500
Total increase (decrease) in net assets	120,524,924	118,052,156

Net Assets
Beginning of period	271,337,932	153,285,776
End of period	$ 391,862,856	$ 271,337,932

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.21	.34	.45	.33
Net realized and unrealized gain (loss)	.55	.76	(1.21)	.18	.20
Total from investment operations	.74	.97	(.87)	.63	.53
Distributions from net investment income	(.17)	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.20)	(.05)
Total distributions	(.18)	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.63	$ 10.07	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	7.36%	10.43%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.84%	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 61	$ 88	$ 112	$ 105
Portfolio turnover rate	14%	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.28	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.20	.32	.43	.32
Net realized and unrealized gain (loss)	.55	.74	(1.20)	.18	.20
Total from investment operations	.73	.94	(.88)	.61	.52
Distributions from net investment income	(.16)	(.16)	(.29)	(.27)	(.13)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.20)	(.05)
Total distributions	(.17)	(.16) J	(.32) I	(.47)	(.18)
Net asset value, end of period	$ 10.62	$ 10.06	$ 9.28	$ 10.48	$ 10.34
Total Return B, C, D	7.24%	10.14%	(8.40)%	5.96%	5.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.69%	2.04%	3.18%	4.05%	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 569	$ 425	$ 88	$ 112	$ 105
Portfolio turnover rate	14%	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.21	.33	.45	.33
Net realized and unrealized gain (loss)	.56	.75	(1.20)	.18	.20
Total from investment operations	.75	.96	(.87)	.63	.53
Distributions from net investment income	(.17)	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.04)	(.20)	(.05)
Total distributions	(.18)	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.63	$ 10.06	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	7.47%	10.32%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.84%	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,226	$ 270,852	$ 153,110	$ 115,963	$ 24,045
Portfolio turnover rate	14%	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.2	0.2
Fidelity Automotive Portfolio	0.1	0.0 *
Fidelity Banking Portfolio	1.3	1.0
Fidelity Biotechnology Portfolio	0.4	0.4
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Brokerage & Investment Management Portfolio	0.5	0.5
Fidelity Chemicals Portfolio	0.4	0.2
Fidelity Commodity Strategy Fund	0.0 *	0.0
Fidelity Communications Equipment Portfolio	0.2	0.1
Fidelity Computers Portfolio	0.8	0.8
Fidelity Construction & Housing Portfolio	0.4	0.4
Fidelity Consumer Discretionary Portfolio	1.1	0.5
Fidelity Consumer Staples Portfolio	2.9	2.7
Fidelity Contrafund	0.1	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0 *	0.3
Fidelity Dividend Growth Fund	1.7	1.4
Fidelity Electronics Portfolio	0.2	0.2
Fidelity Energy Portfolio	2.2	2.6
Fidelity Energy Service Portfolio	1.4	0.1
Fidelity Environmental & Alternative Energy Portfolio	0.2	0.2
Fidelity Equity-Income Fund	0.1	0.5
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	1.4	1.5
Fidelity Fund	0.1	0.1
Fidelity Global Commodity Stock Fund	0.0 *	0.0
Fidelity Gold Portfolio	1.2	1.2
Fidelity Growth Company Fund	0.9	0.8
Fidelity Health Care Portfolio	0.6	0.4
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	0.8	0.3
Fidelity Industrials Portfolio	1.7	1.6
Fidelity Insurance Portfolio	1.1	0.9
Fidelity IT Services Portfolio	0.3	0.3
Fidelity Large Cap Stock Fund	0.8	1.4
Fidelity Large Cap Value Fund	0.1	0.2
Fidelity Leisure Portfolio	0.8	0.5

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.0 *	0.0 *
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.3	0.2
Fidelity Medical Delivery Portfolio	1.0	1.0
Fidelity Medical Equipment & Systems Portfolio	0.1	0.6
Fidelity Mega Cap Stock Fund	0.4	0.8
Fidelity Mid Cap Value Fund	0.4	0.3
Fidelity Mid-Cap Stock Fund	0.0 *	0.0 *
Fidelity Multimedia Portfolio	0.4	0.4
Fidelity Nasdaq Composite Index Fund	0.1	0.1
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity Pharmaceuticals Portfolio	1.4	1.2
Fidelity Real Estate Investment Portfolio	0.6	0.6
Fidelity Retailing Portfolio	0.5	0.5
Fidelity Series Commodity Strategy Fund	0.0	0.0 *
Fidelity Small Cap Growth Fund	0.2	0.2
Fidelity Small Cap Stock Fund	0.0 *	0.0 *
Fidelity Small Cap Value Fund	0.0 *	0.0 *
Fidelity Software & Computer Services Portfolio	0.5	1.1
Fidelity Technology Portfolio	3.3	1.9
Fidelity Telecom and Utilities Fund	0.8	0.8
Fidelity Telecommunications Portfolio	0.9	0.7
Fidelity Transportation Portfolio	0.5	0.2
Fidelity Utilities Portfolio	0.6	0.5
Spartan 500 Index Fund Investor Class	0.1	0.1
Spartan Extended Market Index Fund Investor Class	1.5	1.4
Spartan Total Market Index Fund Investor Class	1.5	1.6
VIP Mid Cap Portfolio Investor Class	0.3	0.3
	40.0	36.5
International Equity Funds
Fidelity Canada Fund	0.6	0.6
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	1.0	1.0
Fidelity Emerging Asia Fund	0.0 *	0.0
Fidelity Emerging Markets Fund	1.6	0.5
Fidelity International Capital Appreciation Fund	0.5	0.5
Fidelity International Discovery Fund	1.3	0.9
Fund Holdings as of December 31, 2010 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Real Estate Fund	0.3	0.0
Fidelity International Small Cap Fund	0.3	0.3
Fidelity International Small Cap Opportunities Fund	1.0	0.9
Fidelity International Value Fund	0.2	0.0 *
Fidelity Japan Fund	0.3	0.5
Fidelity Japan Smaller Companies Fund	0.0 *	0.0
Fidelity Nordic Fund	1.2	0.1
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	0.4	0.1
Spartan International Index Fund Investor Class	7.5	7.4
	16.3	12.9
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.0	0.9
Fidelity Focused High Income Fund	0.3	0.0
Fidelity High Income Fund	2.3	1.8
Fidelity New Markets Income Fund	0.7	0.4
Fidelity Real Estate Income Fund	0.5	0.5
Fidelity U.S. Bond Index Fund	34.7	39.4
	40.5	43.0
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.2	7.6
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2010
Domestic Equity Funds	40.0%
International Equity Funds	16.3%
Fixed Income Funds	40.5%
Money Market Funds	3.2%

As of June 30, 2010
Domestic Equity Funds	36.5%
International Equity Funds	12.9%
Fixed Income Funds	43.0%
Money Market Funds	7.6%

Annual Report

VIP FundsManager 50% Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Equity Funds - 56.3%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity 130/30 Large Cap Fund	11,814	$ 85,537
Fidelity Air Transportation Portfolio	24,592	1,041,474
Fidelity Automotive Portfolio	15,016	678,580
Fidelity Banking Portfolio	457,393	8,466,338
Fidelity Biotechnology Portfolio (a)	32,641	2,381,468
Fidelity Blue Chip Growth Fund	56,907	2,580,750
Fidelity Brokerage & Investment Management Portfolio	59,546	3,123,212
Fidelity Chemicals Portfolio	27,219	2,599,455
Fidelity Commodity Strategy Fund (a)	958	11,352
Fidelity Communications Equipment Portfolio	41,161	1,091,173
Fidelity Computers Portfolio (a)	98,541	5,559,659
Fidelity Construction & Housing Portfolio	76,017	2,665,165
Fidelity Consumer Discretionary Portfolio	290,270	7,114,512
Fidelity Consumer Staples Portfolio	288,930	19,748,397
Fidelity Contrafund	12,469	844,556
Fidelity Defense & Aerospace Portfolio	4,702	344,266
Fidelity Disciplined Equity Fund	12,593	283,730
Fidelity Dividend Growth Fund	388,808	11,053,803
Fidelity Electronics Portfolio	22,874	1,106,431
Fidelity Energy Portfolio	285,614	14,931,876
Fidelity Energy Service Portfolio	129,360	9,620,527
Fidelity Environmental & Alternative Energy Portfolio	87,749	1,561,926
Fidelity Equity-Income Fund	18,550	821,009
Fidelity Equity-Income II Fund	511	9,319
Fidelity Financial Services Portfolio	153,938	9,481,072
Fidelity Fund	16,118	518,200
Fidelity Global Commodity Stock Fund	2,557	43,830
Fidelity Gold Portfolio	155,250	8,245,316
Fidelity Growth Company Fund	68,423	5,689,333
Fidelity Health Care Portfolio	30,283	3,773,550
Fidelity Independence Fund	974	23,728
Fidelity Industrial Equipment Portfolio	149,573	5,073,505
Fidelity Industrials Portfolio	493,665	11,680,107
Fidelity Insurance Portfolio	155,046	7,315,054
Fidelity IT Services Portfolio (a)	106,686	2,253,207
Fidelity Large Cap Stock Fund	315,283	5,552,134
Fidelity Large Cap Value Fund	31,300	329,277
Fidelity Leisure Portfolio	61,700	5,623,991
Fidelity Leveraged Company Stock Fund	757	21,526
Fidelity Magellan Fund	2,825	202,435
Fidelity Materials Portfolio	29,490	2,002,358
Fidelity Medical Delivery Portfolio (a)	137,017	6,807,027
Fidelity Medical Equipment & Systems Portfolio (a)	21,084	581,502
Fidelity Mega Cap Stock Fund	288,177	2,878,889
Fidelity Mid Cap Value Fund	148,331	2,365,884
Fidelity Mid-Cap Stock Fund	5,239	151,134
Fidelity Multimedia Portfolio	64,992	2,782,946
Fidelity Nasdaq Composite Index Fund	10,173	358,074
Fidelity Natural Resources Portfolio	13,691	476,594

	Shares	Value
Fidelity Pharmaceuticals Portfolio	765,281	$ 9,435,914
Fidelity Real Estate Investment Portfolio	157,538	4,047,164
Fidelity Retailing Portfolio	66,225	3,542,388
Fidelity Small Cap Growth Fund	92,544	1,452,022
Fidelity Small Cap Stock Fund (a)	7,638	149,697
Fidelity Small Cap Value Fund	7,898	123,293
Fidelity Software & Computer Services Portfolio	39,070	3,417,021
Fidelity Technology Portfolio (a)	234,386	22,409,653
Fidelity Telecom and Utilities Fund	336,922	5,373,902
Fidelity Telecommunications Portfolio	131,240	6,094,791
Fidelity Transportation Portfolio	55,894	3,097,671
Fidelity Utilities Portfolio	88,720	4,292,277
Spartan 500 Index Fund Investor Class	21,633	962,220
Spartan Extended Market Index Fund Investor Class	268,487	10,248,149
Spartan Total Market Index Fund Investor Class	277,196	10,098,257
VIP Mid Cap Portfolio Investor Class	63,337	2,064,778
TOTAL DOMESTIC EQUITY FUNDS		268,764,385
International Equity Funds - 16.3%
Fidelity Canada Fund	67,144	3,904,396
Fidelity China Region Fund	28,512	926,914
Fidelity Diversified International Fund	226,597	6,831,905
Fidelity Emerging Asia Fund	1,437	43,992
Fidelity Emerging Markets Fund	407,057	10,725,964
Fidelity International Capital Appreciation Fund	263,723	3,399,385
Fidelity International Discovery Fund	269,882	8,916,899
Fidelity International Real Estate Fund	210,263	1,972,271
Fidelity International Small Cap Fund	89,309	1,898,715
Fidelity International Small Cap Opportunities Fund	642,891	6,679,640
Fidelity International Value Fund	142,660	1,161,250
Fidelity Japan Fund	195,885	2,189,989
Fidelity Japan Smaller Companies Fund	15,890	146,026
Fidelity Nordic Fund	225,378	7,739,484
Fidelity Overseas Fund	279	9,064
Fidelity Pacific Basin Fund	108,033	2,816,419
Spartan International Index Fund Investor Class	1,438,695	50,598,919
TOTAL INTERNATIONAL EQUITY FUNDS		109,961,232
TOTAL EQUITY FUNDS (Cost $299,471,954)		378,725,617
Fixed-Income Funds - 40.5%

Fidelity Floating Rate High Income Fund	1,402,788	13,733,297
Fidelity Focused High Income Fund	252,177	2,322,547
Fidelity High Income Fund	1,722,074	15,395,344
Fidelity New Markets Income Fund	304,283	4,762,031
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	291,217	$ 3,028,654
Fidelity U.S. Bond Index Fund	20,575,548	233,120,966
TOTAL FIXED-INCOME FUNDS (Cost $261,348,488)		272,362,839
Money Market Funds - 3.2%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $21,746,336)	21,746,336	21,746,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $582,566,778)	672,834,792
NET OTHER ASSETS (LIABILITIES) - 0.0%	(110,146)
NET ASSETS - 100%	$ 672,724,646
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $85,066,507 of which $27,271,636 and $57,794,871 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $582,566,778) - See accompanying schedule		$ 672,834,792
Cash		3
Receivable for investments sold		431,200
Receivable for fund shares sold		51
Total assets		673,266,046

Liabilities
Payable for fund shares redeemed	$ 431,250
Accrued management fee	110,023
Distribution and service plan fees payable	127
Total liabilities		541,400

Net Assets		$ 672,724,646
Net Assets consist of:
Paid in capital		$ 668,289,309
Accumulated undistributed net realized gain (loss) on investments		(85,832,677)
Net unrealized appreciation (depreciation) on investments		90,268,014
Net Assets		$ 672,724,646

Statement of Assets and Liabilities - continued

December 31, 2010

Service Class: Net Asset Value, offering price and redemption price per share ($61,789 ÷ 6,164 shares)	$ 10.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,030,493 ÷ 102,976 shares)	$ 10.01

Investor Class: Net Asset Value, offering price and redemption price per share ($671,632,364 ÷ 67,013,883 shares)	$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 11,414,422

Expenses
Management fee	$ 1,436,524
Distribution and service plan fees	2,409
Independent trustees' compensation	2,005
Total expenses before reductions	1,440,938
Expense reductions	(289,064)	1,151,874
Net investment income (loss)		10,262,548
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,277,326
Capital gain distributions from underlying funds	3,354,663
Total net realized gain (loss)		6,631,989
Change in net unrealized appreciation (depreciation) on underlying funds		50,222,599
Net gain (loss)		56,854,588
Net increase (decrease) in net assets resulting from operations		$ 67,117,136

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,262,548	$ 8,302,788
Net realized gain (loss)	6,631,989	(40,440,499)
Change in net unrealized appreciation (depreciation)	50,222,599	103,521,659
Net increase (decrease) in net assets resulting from operations	67,117,136	71,383,948
Distributions to shareholders from net investment income	(10,267,333)	(8,316,282)
Distributions to shareholders from net realized gain	(1,192,500)	(558,167)
Total distributions	(11,459,833)	(8,874,449)
Share transactions - net increase (decrease)	96,216,502	123,241,942
Total increase (decrease) in net assets	151,873,805	185,751,441

Net Assets
Beginning of period	520,850,841	335,099,400
End of period	$ 672,724,646	$ 520,850,841

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.80	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.17	.25	.32	.26
Net realized and unrealized gain (loss)	.91	1.30	(2.59)	.41	.47
Total from investment operations	1.08	1.47	(2.34)	.73	.73
Distributions from net investment income	(.16)	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	(.02)	(.01)	(.13)	(.50)	(.09)
Total distributions	(.17) J	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 10.02	$ 9.11	$ 7.80	$ 10.51	$ 10.52
Total Return B, C, D	11.89%	18.82%	(22.48)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.78%	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 58	$ 76	$ 115	$ 107
Portfolio turnover rate	16%	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 7.79	$ 10.51	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.16	.23	.31	.24
Net realized and unrealized gain (loss)	.92	1.30	(2.59)	.41	.47
Total from investment operations	1.07	1.46	(2.36)	.72	.71
Distributions from net investment income	(.14)	(.14)	(.24)	(.22)	(.11)
Distributions from net realized gain	(.02)	(.01)	(.13)	(.50)	(.09)
Total distributions	(.16)	(.15)	(.36) I	(.72)	(.20)
Net asset value, end of period	$ 10.01	$ 9.10	$ 7.79	$ 10.51	$ 10.51
Total Return B, C, D	11.75%	18.76%	(22.63)%	6.93%	7.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.63%	1.92%	2.50%	2.82%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,030	$ 550	$ 236	$ 115	$ 107
Portfolio turnover rate	16%	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.79	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.17	.25	.32	.26
Net realized and unrealized gain (loss)	.91	1.31	(2.60)	.41	.47
Total from investment operations	1.08	1.48	(2.35)	.73	.73
Distributions from net investment income	(.16)	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	(.02)	(.01)	(.13)	(.50)	(.09)
Total distributions	(.17) J	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 10.02	$ 9.11	$ 7.79	$ 10.51	$ 10.52
Total Return B, C, D	11.89%	18.98%	(22.57)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.78%	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 671,632	$ 520,243	$ 334,788	$ 371,298	$ 143,744
Portfolio turnover rate	16%	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0 *	0.0 *
Fidelity Air Transportation Portfolio	0.2	0.2
Fidelity Automotive Portfolio	0.1	0.0 *
Fidelity Banking Portfolio	1.4	1.0
Fidelity Biotechnology Portfolio	0.0 *	0.1
Fidelity Blue Chip Growth Fund	0.1	0.2
Fidelity Brokerage & Investment Management Portfolio	0.2	0.3
Fidelity Chemicals Portfolio	0.5	0.3
Fidelity Commodity Strategy Fund	0.0 *	0.0
Fidelity Communications Equipment Portfolio	0.6	0.5
Fidelity Computers Portfolio	1.0	1.3
Fidelity Construction & Housing Portfolio	0.3	0.4
Fidelity Consumer Discretionary Portfolio	2.0	1.6
Fidelity Consumer Staples Portfolio	3.7	3.7
Fidelity Contrafund	0.4	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0 *	0.0 *
Fidelity Dividend Growth Fund	2.7	2.6
Fidelity Electronics Portfolio	0.1	0.1
Fidelity Energy Portfolio	2.3	2.4
Fidelity Energy Service Portfolio	1.8	0.7
Fidelity Environmental & Alternative Energy Portfolio	0.1	0.1
Fidelity Equity-Income Fund	0.1	0.2
Fidelity Equity-Income II Fund	0.0 *	0.0 *
Fidelity Financial Services Portfolio	1.5	2.4
Fidelity Fund	0.0 *	0.0 *
Fidelity Global Commodity Stock Fund	0.2	0.0
Fidelity Gold Portfolio	1.1	1.1
Fidelity Growth Company Fund	0.8	1.0
Fidelity Health Care Portfolio	1.4	1.2
Fidelity Independence Fund	0.0 *	0.0 *
Fidelity Industrial Equipment Portfolio	1.3	0.5
Fidelity Industrials Portfolio	1.8	2.2
Fidelity Insurance Portfolio	1.8	1.2
Fidelity IT Services Portfolio	0.3	0.4
Fidelity Large Cap Stock Fund	1.8	2.2
Fidelity Large Cap Value Fund	0.0 *	0.1
Fidelity Leisure Portfolio	0.8	0.4

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.1	0.1
Fidelity Magellan Fund	0.0 *	0.0 *
Fidelity Materials Portfolio	0.4	0.2
Fidelity Medical Delivery Portfolio	0.7	0.9
Fidelity Medical Equipment & Systems Portfolio	0.4	0.5
Fidelity Mega Cap Stock Fund	1.3	1.7
Fidelity Mid Cap Value Fund	0.2	0.2
Fidelity Multimedia Portfolio	0.6	0.4
Fidelity Natural Resources Portfolio	0.0 *	0.1
Fidelity Pharmaceuticals Portfolio	1.5	1.3
Fidelity Real Estate Investment Portfolio	0.4	0.7
Fidelity Retailing Portfolio	0.4	0.5
Fidelity Series Commodity Strategy Fund	0.0	0.0 *
Fidelity Small Cap Growth Fund	0.1	0.1
Fidelity Small Cap Value Fund	0.3	0.4
Fidelity Software & Computer Services Portfolio	0.5	0.8
Fidelity Stock Selector All Cap Fund	0.0 *	0.0
Fidelity Technology Portfolio	4.3	2.3
Fidelity Telecom and Utilities Fund	0.8	1.1
Fidelity Telecommunications Portfolio	1.0	0.8
Fidelity Transportation Portfolio	0.6	0.4
Fidelity Utilities Portfolio	1.0	0.6
Fidelity Value Fund	0.1	0.1
Spartan 500 Index Fund Investor Class	0.0 *	0.0 *
Spartan Total Market Index Fund Investor Class	1.0	1.2
VIP Mid Cap Portfolio Investor Class	0.2	0.2
	46.4	43.2
International Equity Funds
Fidelity Canada Fund	0.6	0.7
Fidelity China Region Fund	0.1	0.2
Fidelity Diversified International Fund	0.8	1.2
Fidelity Emerging Asia Fund	0.0 *	0.0
Fidelity Emerging Markets Fund	1.7	0.8
Fidelity International Capital Appreciation Fund	0.5	0.6
Fidelity International Discovery Fund	3.6	1.6
Fidelity International Real Estate Fund	0.1	0.0
Fund Holdings as of December 31, 2010 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Small Cap Fund	0.7	0.8
Fidelity International Small Cap Opportunities Fund	1.3	1.4
Fidelity International Value Fund	0.0 *	0.1
Fidelity Japan Fund	0.8	0.7
Fidelity Japan Smaller Companies Fund	0.3	0.0
Fidelity Nordic Fund	2.3	0.4
Fidelity Overseas Fund	0.0 *	0.0 *
Fidelity Pacific Basin Fund	1.2	0.6
Spartan International Index Fund Investor Class	5.0	6.4
	19.0	15.5
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.6	1.2
Fidelity Focused High Income Fund	1.0	0.0
Fidelity High Income Fund	1.7	1.5
Fidelity New Markets Income Fund	0.9	0.1
Fidelity Real Estate Income Fund	0.7	1.0
Fidelity U.S. Bond Index Fund	27.5	34.3
	33.4	38.1
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	1.2	3.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2010
Domestic Equity Funds	46.4%
International Equity Funds	19.0%
Fixed Income Funds	33.4%
Money Market Funds	1.2%

As of June 30, 2010
Domestic Equity Funds	43.2%
International Equity Funds	15.5%
Fixed Income Funds	38.1%
Money Market Funds	3.2%

Annual Report

VIP FundsManager 60% Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Equity Funds - 65.4%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity 130/30 Large Cap Fund	7,135	$ 51,655
Fidelity Air Transportation Portfolio	114,143	4,833,976
Fidelity Automotive Portfolio	79,019	3,570,854
Fidelity Banking Portfolio	1,936,008	35,835,501
Fidelity Biotechnology Portfolio (a)	12,393	904,207
Fidelity Blue Chip Growth Fund	72,650	3,294,665
Fidelity Brokerage & Investment Management Portfolio	112,577	5,904,652
Fidelity Chemicals Portfolio	141,208	13,485,317
Fidelity Commodity Strategy Fund (a)	1,011	11,977
Fidelity Communications Equipment Portfolio	539,777	14,309,488
Fidelity Computers Portfolio (a)	460,018	25,954,231
Fidelity Construction & Housing Portfolio	251,633	8,822,238
Fidelity Consumer Discretionary Portfolio	2,069,293	50,718,383
Fidelity Consumer Staples Portfolio	1,405,795	96,086,122
Fidelity Contrafund	133,805	9,062,632
Fidelity Defense & Aerospace Portfolio	28,113	2,058,402
Fidelity Disciplined Equity Fund	4,464	100,585
Fidelity Dividend Growth Fund	2,480,676	70,525,609
Fidelity Electronics Portfolio	26,462	1,279,949
Fidelity Energy Portfolio	1,120,111	58,559,381
Fidelity Energy Service Portfolio	625,076	46,486,871
Fidelity Environmental & Alternative Energy Portfolio	88,047	1,567,242
Fidelity Equity-Income Fund	69,580	3,079,604
Fidelity Equity-Income II Fund	4,861	88,717
Fidelity Financial Services Portfolio	636,543	39,204,659
Fidelity Fund	1,831	58,879
Fidelity Global Commodity Stock Fund	372,670	6,387,567
Fidelity Gold Portfolio	546,065	29,001,522
Fidelity Growth Company Fund	240,312	19,981,955
Fidelity Health Care Portfolio	290,737	36,228,687
Fidelity Independence Fund	2,122	51,677
Fidelity Industrial Equipment Portfolio	1,004,524	34,073,447
Fidelity Industrials Portfolio	1,955,314	46,262,720
Fidelity Insurance Portfolio	986,962	46,564,855
Fidelity IT Services Portfolio (a)	425,454	8,985,583
Fidelity Large Cap Stock Fund	2,709,316	47,711,054
Fidelity Large Cap Value Fund	114,963	1,209,415
Fidelity Leisure Portfolio	218,823	19,945,690
Fidelity Leveraged Company Stock Fund	57,376	1,630,621
Fidelity Magellan Fund	2,862	205,125
Fidelity Materials Portfolio	153,456	10,419,631
Fidelity Medical Delivery Portfolio (a)	351,513	17,463,185
Fidelity Medical Equipment & Systems Portfolio (a)	333,901	9,209,002
Fidelity Mega Cap Stock Fund	3,292,146	32,888,536
Fidelity Mid Cap Value Fund	293,296	4,678,070
Fidelity Multimedia Portfolio	332,175	14,223,748
Fidelity Natural Resources Portfolio	32,330	1,125,406
Fidelity Pharmaceuticals Portfolio	3,238,342	39,928,751

	Shares	Value
Fidelity Real Estate Investment Portfolio	382,852	$ 9,835,467
Fidelity Retailing Portfolio	201,235	10,764,085
Fidelity Small Cap Growth Fund	137,422	2,156,156
Fidelity Small Cap Value Fund	507,027	7,914,698
Fidelity Software & Computer Services Portfolio	150,450	13,158,391
Fidelity Stock Selector All Cap Fund	4,389	112,980
Fidelity Technology Portfolio (a)	1,160,802	110,984,244
Fidelity Telecom and Utilities Fund	1,352,766	21,576,621
Fidelity Telecommunications Portfolio	542,917	25,213,055
Fidelity Transportation Portfolio	281,345	15,592,153
Fidelity Utilities Portfolio	532,039	25,740,049
Fidelity Value Fund	25,288	1,737,022
Spartan 500 Index Fund Investor Class	2,199	97,821
Spartan Total Market Index Fund Investor Class	676,152	24,632,225
VIP Mid Cap Portfolio Investor Class	140,092	4,566,989
TOTAL DOMESTIC EQUITY FUNDS		1,198,113,999
International Equity Funds - 19.0%
Fidelity Canada Fund	274,712	15,974,481
Fidelity China Region Fund	113,353	3,685,100
Fidelity Diversified International Fund	686,651	20,702,518
Fidelity Emerging Asia Fund	29,129	891,928
Fidelity Emerging Markets Fund	1,619,301	42,668,575
Fidelity International Capital Appreciation Fund	1,012,811	13,055,134
Fidelity International Discovery Fund	2,825,752	93,362,849
Fidelity International Real Estate Fund	379,939	3,563,827
Fidelity International Small Cap Fund	812,189	17,267,139
Fidelity International Small Cap Opportunities Fund	3,342,853	34,732,238
Fidelity International Value Fund	119,910	976,066
Fidelity Japan Fund	1,803,319	20,161,109
Fidelity Japan Smaller Companies Fund	812,733	7,469,017
Fidelity Nordic Fund	1,709,624	58,708,503
Fidelity Overseas Fund	1,143	37,128
Fidelity Pacific Basin Fund	1,171,890	30,551,175
Spartan International Index Fund Investor Class	3,658,396	128,665,780
TOTAL INTERNATIONAL EQUITY FUNDS		492,472,567
TOTAL EQUITY FUNDS (Cost $1,348,904,256)		1,690,586,566
Fixed-Income Funds - 33.4%

Fidelity Floating Rate High Income Fund	4,172,889	40,852,584
Fidelity Focused High Income Fund	2,858,196	26,323,981
Fidelity High Income Fund	4,920,152	43,986,157
Fidelity New Markets Income Fund	1,437,407	22,495,422
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	1,780,045	$ 18,512,471
Fidelity U.S. Bond Index Fund	62,732,304	710,757,002
TOTAL FIXED-INCOME FUNDS (Cost $840,822,755)		862,927,617
Money Market Funds - 1.2%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $31,106,059)	31,106,059	31,106,059
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,220,833,070)	2,584,620,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	(413,939)
NET ASSETS - 100%	$ 2,584,206,303
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $80,163,922 of which $27,333,665 and $52,830,257 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $2,220,833,070) - See accompanying schedule		$ 2,584,620,242
Receivable for fund shares sold		4,330,768
Total assets		2,588,951,010

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	4,330,767
Payable for fund shares redeemed	1
Accrued management fee	413,919
Distribution and service plan fees payable	16
Total liabilities		4,744,707

Net Assets		$ 2,584,206,303
Net Assets consist of:
Paid in capital		$ 2,302,455,960
Accumulated undistributed net realized gain (loss) on investments		(82,036,829)
Net unrealized appreciation (depreciation) on investments		363,787,172
Net Assets		$ 2,584,206,303

Statement of Assets and Liabilities - continued

December 31, 2010

Service Class: Net Asset Value, offering price and redemption price per share ($60,258 ÷ 6,096 shares)	$ 9.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($125,431 ÷ 12,694 shares)	$ 9.88

Investor Class: Net Asset Value, offering price and redemption price per share ($2,584,020,614 ÷ 261,493,334 shares)	$ 9.88

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 34,257,876

Expenses
Management fee	$ 4,323,176
Distribution and service plan fees	318
Independent trustees' compensation	5,768
Total expenses before reductions	4,329,262
Expense reductions	(869,670)	3,459,592
Net investment income (loss)		30,798,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,581,025
Capital gain distributions from underlying funds	12,229,573
Total net realized gain (loss)		20,810,598
Change in net unrealized appreciation (depreciation) on underlying funds		211,909,440
Net gain (loss)		232,720,038
Net increase (decrease) in net assets resulting from operations		$ 263,518,322

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,798,284	$ 17,230,832
Net realized gain (loss)	20,810,598	(31,528,105)
Change in net unrealized appreciation (depreciation)	211,909,440	229,496,553
Net increase (decrease) in net assets resulting from operations	263,518,322	215,199,280
Distributions to shareholders from net investment income	(30,781,925)	(17,220,749)
Distributions to shareholders from net realized gain	(5,386,863)	(1,542,165)
Total distributions	(36,168,788)	(18,762,914)
Share transactions - net increase (decrease)	1,196,958,465	370,044,169
Total increase (decrease) in net assets	1,424,307,999	566,480,535

Net Assets
Beginning of period	1,159,898,304	593,417,769
End of period	$ 2,584,206,303	$ 1,159,898,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.15	.25	.18
Net realized and unrealized gain (loss)	1.03	1.51	(3.01)	.23
Total from investment operations	1.19	1.66	(2.76)	.41
Distributions from net investment income	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.02)	(.01)	(.08)	(.06)
Total distributions	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 9.88	$ 8.83	$ 7.32	$ 10.29
Total Return B, C, D	13.49%	22.61%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 52	$ 65	$ 104
Portfolio turnover rate	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 7.33	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.14	.23	.17
Net realized and unrealized gain (loss)	1.03	1.50	(2.99)	.23
Total from investment operations	1.18	1.64	(2.76)	.40
Distributions from net investment income	(.11)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.01)	(.08)	(.06)
Total distributions	(.13)	(.14) J	(.20) I	(.11)
Net asset value, end of period	$ 9.88	$ 8.83	$ 7.33	$ 10.29
Total Return B, C, D	13.35%	22.31%	(26.97)%	4.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.62%	1.74%	2.59%	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125	$ 83	$ 76	$ 104
Portfolio turnover rate	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.15	.23	.17
Net realized and unrealized gain (loss)	1.04	1.50	(2.99)	.24
Total from investment operations	1.20	1.65	(2.76)	.41
Distributions from net investment income	(.12)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.02)	(.01)	(.08)	(.06)
Total distributions	(.14)	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 9.88	$ 8.82	$ 7.32	$ 10.29
Total Return B, C, D	13.62%	22.48%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.77%	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,584,021	$ 1,159,764	$ 593,277	$ 113,806
Portfolio turnover rate	10%	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.2	0.2
Fidelity Automotive Portfolio	0.1	0.1
Fidelity Banking Portfolio	1.2	1.1
Fidelity Biotechnology Portfolio	0.5	0.5
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Brokerage & Investment Management Portfolio	0.5	0.5
Fidelity Chemicals Portfolio	0.4	0.3
Fidelity Commodity Strategy Fund	0.0*	0.0
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	1.4	1.3
Fidelity Construction & Housing Portfolio	0.5	0.5
Fidelity Consumer Discretionary Portfolio	1.4	0.9
Fidelity Consumer Staples Portfolio	4.2	4.2
Fidelity Contrafund	0.1	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0	0.5
Fidelity Dividend Growth Fund	1.2	0.0*
Fidelity Electronics Portfolio	0.2	0.2
Fidelity Energy Portfolio	3.0	3.6
Fidelity Energy Service Portfolio	2.0	0.1
Fidelity Environmental & Alternative Energy Portfolio	0.2	0.2
Fidelity Equity-Income Fund	0.2	1.3
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	2.0	2.2
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.0
Fidelity Gold Portfolio	1.1	0.9
Fidelity Growth Company Fund	0.9	0.8
Fidelity Health Care Portfolio	0.8	0.6
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	0.9	0.7
Fidelity Industrials Portfolio	2.5	2.3
Fidelity Insurance Portfolio	1.5	1.4
Fidelity IT Services Portfolio	0.4	0.3
Fidelity Large Cap Stock Fund	1.3	2.4
Fidelity Large Cap Value Fund	0.2	0.2
Fidelity Leisure Portfolio	1.0	0.6

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.3	0.2
Fidelity Medical Delivery Portfolio	1.2	1.2
Fidelity Medical Equipment & Systems Portfolio	0.2	0.8
Fidelity Mega Cap Stock Fund	0.3	0.3
Fidelity Mid Cap Value Fund	0.1	0.1
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.9	0.8
Fidelity Nasdaq Composite Index Fund	0.3	0.3
Fidelity Natural Resources Portfolio	0.1	0.0*
Fidelity Pharmaceuticals Portfolio	1.7	1.6
Fidelity Real Estate Investment Portfolio	1.0	1.0
Fidelity Retailing Portfolio	0.5	0.5
Fidelity Series Commodity Strategy Fund	0.0	0.0*
Fidelity Small Cap Growth Fund	0.9	0.8
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.2	0.2
Fidelity Software & Computer Services Portfolio	0.9	1.6
Fidelity Technology Portfolio	4.2	2.4
Fidelity Telecom and Utilities Fund	1.2	1.2
Fidelity Telecommunications Portfolio	1.0	0.8
Fidelity Transportation Portfolio	0.6	0.5
Fidelity Utilities Portfolio	0.7	0.6
Fidelity Value Discovery Fund	0.0*	0.0*
Fidelity Value Fund	0.3	0.3
Spartan 500 Index Fund Investor Class	1.4	1.8
Spartan Extended Market Index Fund Investor Class	2.5	2.3
Spartan Total Market Index Fund Investor Class	2.1	2.1
VIP Mid Cap Portfolio Investor Class	0.7	0.7
	53.9	50.8
International Equity Funds
Fidelity Canada Fund	0.8	0.7
Fidelity China Region Fund	0.2	0.2
Fidelity Diversified International Fund	2.2	2.2
Fund Holdings as of December 31, 2010 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Emerging Asia Fund	0.0*	0.0
Fidelity Emerging Markets Fund	1.8	1.2
Fidelity International Capital Appreciation Fund	0.9	0.9
Fidelity International Discovery Fund	1.6	0.9
Fidelity International Real Estate Fund	0.0*	0.0
Fidelity International Small Cap Fund	0.4	0.3
Fidelity International Small Cap Opportunities Fund	0.6	0.5
Fidelity International Value Fund	0.3	0.1
Fidelity Japan Fund	0.3	0.7
Fidelity Japan Smaller Companies Fund	0.0*	0.0
Fidelity Nordic Fund	1.7	0.1
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.3	0.1
Spartan International Index Fund Investor Class	10.7	10.3
	21.8	18.2
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.0	1.1
Fidelity Focused High Income Fund	0.8	0.0
Fidelity High Income Fund	1.5	1.2
Fidelity New Markets Income Fund	0.6	0.6
Fidelity Real Estate Income Fund	0.4	0.4
Fidelity U.S. Bond Index Fund	19.6	24.2
	23.9	27.5
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.4	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than .01%

Asset Allocation (% of fund's net assets)
As of December 31, 2010
Domestic Equity Funds	53.9%
International Equity Funds	21.8%
Fixed Income Funds	23.9%
Money Market Funds	0.4%

As of June 30, 2010
Domestic Equity Funds	50.8%
International Equity Funds	18.2%
Fixed Income Funds	27.5%
Money Market Funds	3.5%

Annual Report

VIP FundsManager 70% Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Equity Funds - 75.7%
	Shares	Value
Domestic Equity Funds - 53.9%
Fidelity 130/30 Large Cap Fund	10,694	$ 77,421
Fidelity Air Transportation Portfolio	21,753	921,249
Fidelity Automotive Portfolio	12,440	562,146
Fidelity Banking Portfolio	335,700	6,213,812
Fidelity Biotechnology Portfolio (a)	38,419	2,803,076
Fidelity Blue Chip Growth Fund	47,967	2,175,318
Fidelity Brokerage & Investment Management Portfolio	54,551	2,861,184
Fidelity Chemicals Portfolio	25,104	2,397,455
Fidelity Commodity Strategy Fund (a)	958	11,352
Fidelity Communications Equipment Portfolio	40,872	1,083,519
Fidelity Computers Portfolio (a)	133,377	7,525,117
Fidelity Construction & Housing Portfolio	78,004	2,734,810
Fidelity Consumer Discretionary Portfolio	300,744	7,371,224
Fidelity Consumer Staples Portfolio	334,339	22,852,044
Fidelity Contrafund	9,727	658,809
Fidelity Defense & Aerospace Portfolio	3,920	287,032
Fidelity Dividend Growth Fund	222,059	6,313,124
Fidelity Electronics Portfolio	19,791	957,304
Fidelity Energy Portfolio	309,591	16,185,402
Fidelity Energy Service Portfolio	141,391	10,515,265
Fidelity Environmental & Alternative Energy Portfolio	64,998	1,156,956
Fidelity Equity-Income Fund	22,035	975,257
Fidelity Equity-Income II Fund	504	9,191
Fidelity Financial Services Portfolio	178,951	11,021,597
Fidelity Fund	5,351	172,029
Fidelity Global Commodity Stock Fund	1,568	26,878
Fidelity Gold Portfolio	111,367	5,914,726
Fidelity Growth Company Fund	56,598	4,706,121
Fidelity Health Care Portfolio	32,374	4,034,121
Fidelity Independence Fund	559	13,623
Fidelity Industrial Equipment Portfolio	145,726	4,943,028
Fidelity Industrials Portfolio	558,712	13,219,132
Fidelity Insurance Portfolio	170,568	8,047,386
Fidelity IT Services Portfolio (a)	88,553	1,870,229
Fidelity Large Cap Stock Fund	396,521	6,982,734
Fidelity Large Cap Value Fund	75,219	791,303
Fidelity Leisure Portfolio	61,288	5,586,442
Fidelity Leveraged Company Stock Fund	953	27,083
Fidelity Magellan Fund	894	64,072
Fidelity Materials Portfolio	24,342	1,652,814
Fidelity Medical Delivery Portfolio (a)	131,901	6,552,841
Fidelity Medical Equipment & Systems Portfolio (a)	31,866	878,871
Fidelity Mega Cap Stock Fund	185,294	1,851,082
Fidelity Mid Cap Value Fund	46,778	746,114
Fidelity Mid-Cap Stock Fund	5,983	172,603
Fidelity Multimedia Portfolio	115,954	4,965,167
Fidelity Nasdaq Composite Index Fund	44,023	1,549,616
Fidelity Natural Resources Portfolio	7,763	270,242
Fidelity Pharmaceuticals Portfolio	752,594	9,279,488

	Shares	Value
Fidelity Real Estate Investment Portfolio	206,543	$ 5,306,093
Fidelity Retailing Portfolio	54,367	2,908,106
Fidelity Small Cap Growth Fund	294,313	4,617,778
Fidelity Small Cap Stock Fund (a)	8,025	157,292
Fidelity Small Cap Value Fund	72,649	1,134,048
Fidelity Software & Computer Services Portfolio	58,258	5,095,226
Fidelity Technology Portfolio (a)	235,913	22,555,649
Fidelity Telecom and Utilities Fund	404,855	6,457,435
Fidelity Telecommunications Portfolio	118,899	5,521,671
Fidelity Transportation Portfolio	58,994	3,269,474
Fidelity Utilities Portfolio	79,276	3,835,391
Fidelity Value Discovery Fund	1,606	23,510
Fidelity Value Fund	20,705	1,422,209
Spartan 500 Index Fund Investor Class	168,959	7,515,276
Spartan Extended Market Index Fund Investor Class	354,469	13,530,085
Spartan Total Market Index Fund Investor Class	316,856	11,543,074
VIP Mid Cap Portfolio Investor Class	116,481	3,797,292
TOTAL DOMESTIC EQUITY FUNDS		290,677,018
International Equity Funds - 21.8%
Fidelity Canada Fund	72,190	4,197,833
Fidelity China Region Fund	35,909	1,167,417
Fidelity Diversified International Fund	386,298	11,646,880
Fidelity Emerging Asia Fund	1,465	44,870
Fidelity Emerging Markets Fund	370,100	9,752,123
Fidelity International Capital Appreciation Fund	398,253	5,133,487
Fidelity International Discovery Fund	255,342	8,436,497
Fidelity International Real Estate Fund	20,502	192,307
Fidelity International Small Cap Fund	91,422	1,943,627
Fidelity International Small Cap Opportunities Fund	300,042	3,117,433
Fidelity International Value Fund	223,683	1,820,776
Fidelity Japan Fund	129,089	1,443,215
Fidelity Japan Smaller Companies Fund	14,622	134,379
Fidelity Nordic Fund	271,278	9,315,673
Fidelity Overseas Fund	829	26,930
Fidelity Pacific Basin Fund	67,246	1,753,113
Spartan International Index Fund Investor Class	1,643,453	57,800,234
TOTAL INTERNATIONAL EQUITY FUNDS		117,926,794
TOTAL EQUITY FUNDS (Cost $325,589,983)		408,603,812
Fixed-Income Funds - 23.9%

Fidelity Floating Rate High Income Fund	568,374	5,564,377
Fidelity Focused High Income Fund	483,067	4,449,049
Fidelity High Income Fund	916,313	8,191,838
Fidelity New Markets Income Fund	204,996	3,208,186
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	184,441	$ 1,918,184
Fidelity U.S. Bond Index Fund	9,315,960	105,549,822
TOTAL FIXED-INCOME FUNDS (Cost $122,599,212)		128,881,456
Money Market Funds - 0.4%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $2,173,685)	2,173,685	2,173,685
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $450,362,880)	539,658,953
NET OTHER ASSETS (LIABILITIES) - 0.0%	(88,624)
NET ASSETS - 100%	$ 539,570,329
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $134,264,039 of which $51,658,945 and $82,605,094 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $450,362,880) - See accompanying schedule		$ 539,658,953
Receivable for investments sold		292
Receivable for fund shares sold		777,128
Total assets		540,436,373

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	776,928
Payable for fund shares redeemed	492
Accrued management fee	88,305
Distribution and service plan fees payable	317
Total liabilities		866,044

Net Assets		$ 539,570,329
Net Assets consist of:
Paid in capital		$ 585,050,377
Accumulated undistributed net realized gain (loss) on investments		(134,776,121)
Net unrealized appreciation (depreciation) on investments		89,296,073
Net Assets		$ 539,570,329

Statement of Assets and Liabilities - continued

December 31, 2010

Service Class: Net Asset Value, offering price and redemption price per share ($66,610 ÷ 7,025 shares)	$ 9.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,585,590 ÷ 273,197 shares)	$ 9.46

Investor Class: Net Asset Value, offering price and redemption price per share ($536,918,129 ÷ 56,642,527 shares)	$ 9.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 8,079,611

Expenses
Management fee	$ 1,194,828
Distribution and service plan fees	5,262
Independent trustees' compensation	1,679
Total expenses before reductions	1,201,769
Expense reductions	(241,667)	960,102
Net investment income (loss)		7,119,509
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,487,679
Capital gain distributions from underlying funds	2,485,342
Total net realized gain (loss)		3,973,021
Change in net unrealized appreciation (depreciation) on underlying funds		54,824,547
Net gain (loss)		58,797,568
Net increase (decrease) in net assets resulting from operations		$ 65,917,077

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,119,509	$ 6,234,826
Net realized gain (loss)	3,973,021	(55,187,420)
Change in net unrealized appreciation (depreciation)	54,824,547	129,340,992
Net increase (decrease) in net assets resulting from operations	65,917,077	80,388,398
Distributions to shareholders from net investment income	(7,108,246)	(6,266,412)
Distributions to shareholders from net realized gain	(1,063,881)	(522,299)
Total distributions	(8,172,127)	(6,788,711)
Share transactions - net increase (decrease)	34,612,388	51,384,490
Total increase (decrease) in net assets	92,357,338	124,984,177

Net Assets
Beginning of period	447,212,991	322,228,814
End of period	$ 539,570,329	$ 447,212,991

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.13	.18	.24	.21
Net realized and unrealized gain (loss)	1.08	1.55	(3.53)	.58	.65
Total from investment operations	1.21	1.68	(3.35)	.82	.86
Distributions from net investment income	(.13)	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.02)	(.01)	(.25)	(.63)	(.11)
Total distributions	(.15)	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B, C, D	14.32%	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.49%	1.73%	2.01%	2.14%	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 68	$ 68	$ 117	$ 109
Portfolio turnover rate	22%	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 6.86	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.12	.16	.22	.20
Net realized and unrealized gain (loss)	1.07	1.55	(3.53)	.59	.65
Total from investment operations	1.19	1.67	(3.37)	.81	.85
Distributions from net investment income	(.12)	(.11)	(.18)	(.17)	(.10)
Distributions from net realized gain	(.02)	(.01)	(.25)	(.63)	(.11)
Total distributions	(.14)	(.12)	(.42) I	(.80)	(.21)
Net asset value, end of period	$ 9.46	$ 8.41	$ 6.86	$ 10.65	$ 10.64
Total Return B, C, D	14.09%	24.38%	(32.18)%	7.63%	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.34%	1.58%	1.86%	1.99%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,586	$ 1,464	$ 223	$ 117	$ 108
Portfolio turnover rate	22%	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.13	.18	.24	.21
Net realized and unrealized gain (loss)	1.08	1.55	(3.53)	.58	.65
Total from investment operations	1.21	1.68	(3.35)	.82	.86
Distributions from net investment income	(.13)	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	(.02)	(.01)	(.25)	(.63)	(.11)
Total distributions	(.15)	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 9.48	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B, C, D	14.32%	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.49%	1.73%	2.01%	2.14%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 536,918	$ 445,681	$ 321,938	$ 444,467	$ 177,978
Portfolio turnover rate	22%	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Air Transportation Portfolio	0.4	0.3
Fidelity Automotive Portfolio	0.3	0.2
Fidelity Banking Portfolio	1.8	1.9
Fidelity Biotechnology Portfolio	0.1	0.3
Fidelity Blue Chip Growth Fund	0.3	0.3
Fidelity Brokerage & Investment Management Portfolio	0.5	0.5
Fidelity Chemicals Portfolio	0.7	0.5
Fidelity Commodity Strategy Fund	0.0*	0.0
Fidelity Communications Equipment Portfolio	0.3	0.3
Fidelity Computers Portfolio	2.1	2.0
Fidelity Construction & Housing Portfolio	0.6	0.6
Fidelity Consumer Discretionary Portfolio	2.4	1.8
Fidelity Consumer Staples Portfolio	5.5	5.7
Fidelity Contrafund	0.2	0.2
Fidelity Defense & Aerospace Portfolio	0.1	0.2
Fidelity Dividend Growth Fund	0.0*	0.0
Fidelity Electronics Portfolio	0.4	0.4
Fidelity Energy Portfolio	3.0	5.0
Fidelity Energy Service Portfolio	3.5	0.4
Fidelity Environmental & Alternative Energy Portfolio	0.3	0.3
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	2.1	3.7
Fidelity Global Commodity Stock Fund	0.8	0.0
Fidelity Gold Portfolio	1.3	1.3
Fidelity Growth Company Fund	1.1	1.4
Fidelity Health Care Portfolio	1.5	1.3
Fidelity Independence Fund	0.0*	0.0*
Fidelity Industrial Equipment Portfolio	0.8	0.7
Fidelity Industrials Portfolio	3.6	3.5
Fidelity Insurance Portfolio	3.0	1.9
Fidelity IT Services Portfolio	0.8	0.8
Fidelity Large Cap Stock Fund	0.5	2.7
Fidelity Large Cap Value Fund	0.1	0.0*
Fidelity Leisure Portfolio	1.4	0.9
Fidelity Leveraged Company Stock Fund	0.0*	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.6	0.3
Fidelity Medical Delivery Portfolio	1.5	1.6
Fidelity Medical Equipment & Systems Portfolio	0.1	1.1
Fidelity Mega Cap Stock Fund	0.0	1.1
Fidelity Mid Cap Value Fund	0.3	0.3
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.8	0.7
Fidelity Nasdaq Composite Index Fund	0.2	0.3
Fidelity Natural Resources Portfolio	0.1	0.1
Fidelity Pharmaceuticals Portfolio	2.7	2.4
Fidelity Real Estate Investment Portfolio	0.3	1.3
Fidelity Retailing Portfolio	1.0	1.0
Fidelity Series Commodity Strategy Fund	0.0	0.0*
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.8	0.8
Fidelity Software & Computer Services Portfolio	0.3	2.2
Fidelity Technology Portfolio	6.4	3.0
Fidelity Telecom and Utilities Fund	1.7	1.8
Fidelity Telecommunications Portfolio	1.6	1.2
Fidelity Transportation Portfolio	1.2	1.0
Fidelity Utilities Portfolio	0.7	0.7
Fidelity Value Discovery Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	2.1	2.2
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	1.0	1.1
VIP Mid Cap Portfolio Investor Class	0.4	0.4
	63.8	64.2
International Equity Funds
Fidelity Canada Fund	1.0	1.0
Fidelity China Region Fund	0.1	0.1
Fidelity Diversified International Fund	2.6	2.7
Fidelity Emerging Asia Fund	0.0*	0.0
Fidelity Emerging Markets Fund	2.5	1.5
Fidelity International Capital Appreciation Fund	1.3	1.3
Fund Holdings as of December 31, 2010 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	1.0	0.9
Fidelity International Real Estate Fund	0.4	0.0
Fidelity International Small Cap Fund	0.3	0.3
Fidelity International Small Cap Opportunities Fund	1.1	1.0
Fidelity International Value Fund	0.0*	0.0*
Fidelity Japan Fund	0.4	1.3
Fidelity Japan Smaller Companies Fund	0.7	0.0
Fidelity Nordic Fund	3.4	0.2
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.8	0.4
Spartan International Index Fund Investor Class	9.9	10.8
	25.5	21.5
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.6	0.7
Fidelity Focused High Income Fund	0.2	0.0
Fidelity High Income Fund	1.1	1.2
Fidelity New Markets Income Fund	1.0	1.1
Fidelity Real Estate Income Fund	0.1	0.1
Fidelity U.S. Bond Index Fund	7.5	10.9
	10.5	14.0
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.2	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of December 31, 2010
Domestic Equity Funds	63.8%
International Equity Funds	25.5%
Fixed Income Funds	10.5%
Money Market Funds	0.2%

As of June 30, 2010
Domestic Equity Funds	64.2%
International Equity Funds	21.5%
Fixed Income Funds	14.0%
Money Market Funds	0.3%

Annual Report

VIP FundsManager 85% Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Equity Funds - 89.3%
	Shares	Value
Domestic Equity Funds - 63.8%
Fidelity 130/30 Large Cap Fund	6,351	$ 45,978
Fidelity Air Transportation Portfolio	18,671	790,706
Fidelity Automotive Portfolio	15,288	690,870
Fidelity Banking Portfolio	221,742	4,104,445
Fidelity Biotechnology Portfolio (a)	1,803	131,565
Fidelity Blue Chip Growth Fund	15,659	710,115
Fidelity Brokerage & Investment Management Portfolio	21,900	1,148,651
Fidelity Chemicals Portfolio	17,545	1,675,553
Fidelity Commodity Strategy Fund (a)	958	11,352
Fidelity Communications Equipment Portfolio	25,742	682,415
Fidelity Computers Portfolio (a)	82,328	4,644,960
Fidelity Construction & Housing Portfolio	39,680	1,391,168
Fidelity Consumer Discretionary Portfolio	220,815	5,412,174
Fidelity Consumer Staples Portfolio	182,562	12,478,088
Fidelity Contrafund	6,735	456,159
Fidelity Defense & Aerospace Portfolio	4,332	317,202
Fidelity Dividend Growth Fund	2,795	79,465
Fidelity Electronics Portfolio	17,632	852,849
Fidelity Energy Portfolio	131,179	6,858,019
Fidelity Energy Service Portfolio	107,881	8,023,109
Fidelity Environmental & Alternative Energy Portfolio	32,765	583,212
Fidelity Equity-Income Fund	977	43,258
Fidelity Equity-Income II Fund	1,202	21,940
Fidelity Financial Services Portfolio	77,321	4,762,226
Fidelity Global Commodity Stock Fund	109,628	1,879,023
Fidelity Gold Portfolio	54,486	2,893,745
Fidelity Growth Company Fund	28,860	2,399,715
Fidelity Health Care Portfolio	27,255	3,396,305
Fidelity Independence Fund	420	10,227
Fidelity Industrial Equipment Portfolio	55,551	1,884,273
Fidelity Industrials Portfolio	344,619	8,153,678
Fidelity Insurance Portfolio	144,853	6,834,175
Fidelity IT Services Portfolio (a)	87,008	1,837,616
Fidelity Large Cap Stock Fund	61,788	1,088,093
Fidelity Large Cap Value Fund	9,081	95,532
Fidelity Leisure Portfolio	34,796	3,171,685
Fidelity Leveraged Company Stock Fund	3,068	87,206
Fidelity Magellan Fund	851	60,995
Fidelity Materials Portfolio	18,545	1,259,234
Fidelity Medical Delivery Portfolio (a)	68,485	3,402,339
Fidelity Medical Equipment & Systems Portfolio (a)	8,091	223,143
Fidelity Mid Cap Value Fund	40,474	645,563
Fidelity Mid-Cap Stock Fund	2,425	69,964
Fidelity Multimedia Portfolio	43,432	1,859,750
Fidelity Nasdaq Composite Index Fund	10,441	367,529
Fidelity Natural Resources Portfolio	8,534	297,078
Fidelity Pharmaceuticals Portfolio	494,284	6,094,520
Fidelity Real Estate Investment Portfolio	28,977	744,409

	Shares	Value
Fidelity Retailing Portfolio	43,714	$ 2,338,245
Fidelity Small Cap Growth Fund	70,400	1,104,579
Fidelity Small Cap Stock Fund (a)	3,372	66,101
Fidelity Small Cap Value Fund	115,793	1,807,522
Fidelity Software & Computer Services Portfolio	7,557	660,930
Fidelity Technology Portfolio (a)	152,918	14,620,531
Fidelity Telecom and Utilities Fund	243,328	3,881,077
Fidelity Telecommunications Portfolio	77,565	3,602,139
Fidelity Transportation Portfolio	50,367	2,791,346
Fidelity Utilities Portfolio	34,362	1,662,411
Fidelity Value Discovery Fund	582	8,524
Spartan 500 Index Fund Investor Class	109,301	4,861,729
Spartan Extended Market Index Fund Investor Class	183	6,996
Spartan Total Market Index Fund Investor Class	63,908	2,328,155
VIP Mid Cap Portfolio Investor Class	26,971	879,258
TOTAL DOMESTIC EQUITY FUNDS		145,290,819
International Equity Funds - 25.5%
Fidelity Canada Fund	38,580	2,243,426
Fidelity China Region Fund	4,967	161,475
Fidelity Diversified International Fund	199,519	6,015,496
Fidelity Emerging Asia Fund	2,476	75,817
Fidelity Emerging Markets Fund	214,328	5,647,537
Fidelity International Capital Appreciation Fund	221,152	2,850,654
Fidelity International Discovery Fund	65,854	2,175,826
Fidelity International Real Estate Fund	103,939	974,951
Fidelity International Small Cap Fund	35,211	748,591
Fidelity International Small Cap Opportunities Fund	229,457	2,384,054
Fidelity International Value Fund	6,228	50,695
Fidelity Japan Fund	83,427	932,712
Fidelity Japan Smaller Companies Fund	182,615	1,678,231
Fidelity Nordic Fund	223,015	7,658,327
Fidelity Overseas Fund	326	10,598
Fidelity Pacific Basin Fund	71,328	1,859,509
Spartan International Index Fund Investor Class	639,585	22,494,202
TOTAL INTERNATIONAL EQUITY FUNDS		57,962,101
TOTAL EQUITY FUNDS (Cost $160,834,382)		203,252,920
Fixed-Income Funds - 10.5%

Fidelity Floating Rate High Income Fund	134,077	1,312,611
Fidelity Focused High Income Fund	65,611	604,280
Fidelity High Income Fund	272,957	2,440,238
Fidelity New Markets Income Fund	143,095	2,239,435
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	21,945	$ 228,228
Fidelity U.S. Bond Index Fund	1,514,913	17,163,970
TOTAL FIXED-INCOME FUNDS (Cost $22,537,357)		23,988,762
Money Market Funds - 0.2%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $512,676)	512,676	512,676
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $183,884,415)	227,754,358
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37,289)
NET ASSETS - 100%	$ 227,717,069
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $63,847,958 of which $19,300,049 and $44,547,909 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $183,884,415) - See accompanying schedule		$ 227,754,358
Cash		10
Receivable for investments sold		73,283
Receivable for fund shares sold		60
Total assets		227,827,711

Liabilities
Payable for fund shares redeemed	$ 73,342
Accrued management fee	37,036
Distribution and service plan fees payable	264
Total liabilities		110,642

Net Assets		$ 227,717,069
Net Assets consist of:
Paid in capital		$ 247,926,023
Accumulated undistributed net realized gain (loss) on investments		(64,078,897)
Net unrealized appreciation (depreciation) on investments		43,869,943
Net Assets		$ 227,717,069

Statement of Assets and Liabilities - continued

December 31, 2010

Service Class: Net Asset Value, offering price and redemption price per share ($108,321 ÷ 11,783 shares)	$ 9.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,384,146 ÷ 259,936 shares)	$ 9.17

Investor Class: Net Asset Value, offering price and redemption price per share ($225,224,602 ÷ 24,483,933 shares)	$ 9.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 2,720,719

Expenses
Management fee	$ 483,619
Distribution and service plan fees	3,666
Independent trustees' compensation	676
Total expenses before reductions	487,961
Expense reductions	(98,480)	389,481
Net investment income (loss)		2,331,238
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,434,132
Capital gain distributions from underlying funds	921,942
Total net realized gain (loss)		5,356,074
Change in net unrealized appreciation (depreciation) on underlying funds		21,545,551
Net gain (loss)		26,901,625
Net increase (decrease) in net assets resulting from operations		$ 29,232,863

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,331,238	$ 2,139,971
Net realized gain (loss)	5,356,074	(30,922,006)
Change in net unrealized appreciation (depreciation)	21,545,551	65,058,238
Net increase (decrease) in net assets resulting from operations	29,232,863	36,276,203
Distributions to shareholders from net investment income	(2,346,549)	(2,120,056)
Distributions to shareholders from net realized gain	(529,855)	(245,543)
Total distributions	(2,876,404)	(2,365,599)
Share transactions - net increase (decrease)	19,899,359	26,583,560
Total increase (decrease) in net assets	46,255,818	60,494,164

Net Assets
Beginning of period	181,461,251	120,967,087
End of period (including undistributed net investment income of $0 and undistributed net investment income of $19,915, respectively)	$ 227,717,069	$ 181,461,251

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.13	.17	.17
Net realized and unrealized gain (loss)	1.19	1.70	(4.14)	.74	.74
Total from investment operations	1.29	1.81	(4.01)	.91	.91
Distributions from net investment income	(.10)	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.02)	(.01)	(.30)	(.74)	(.11)
Total distributions	(.12)	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 9.19	$ 8.02	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	16.07%	28.56%	(38.14)%	8.52%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.20%	1.53%	1.52%	1.48%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 112	$ 62	$ 118	$ 109
Portfolio turnover rate	38%	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.10	.11	.15	.16
Net realized and unrealized gain (loss)	1.19	1.68	(4.13)	.74	.74
Total from investment operations	1.28	1.78	(4.02)	.89	.90
Distributions from net investment income	(.09)	(.09)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.02)	(.01)	(.30)	(.74)	(.11)
Total distributions	(.11)	(.10)	(.42) I	(.85)	(.18)
Net asset value, end of period	$ 9.17	$ 8.00	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	16.00%	28.17%	(38.19)%	8.36%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.05%	1.38%	1.37%	1.33%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,384	$ 886	$ 254	$ 118	$ 109
Portfolio turnover rate	38%	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.32	$ 10.77	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.13	.17	.17
Net realized and unrealized gain (loss)	1.20	1.70	(4.15)	.75	.74
Total from investment operations	1.30	1.81	(4.02)	.92	.91
Distributions from net investment income	(.10)	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.02)	(.01)	(.30)	(.74)	(.11)
Total distributions	(.12)	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 9.20	$ 8.02	$ 6.32	$ 10.77	$ 10.72
Total Return B, C, D	16.20%	28.56%	(38.20)%	8.63%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.20%	1.53%	1.52%	1.48%	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,225	$ 180,463	$ 120,650	$ 176,456	$ 72,095
Portfolio turnover rate	38%	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio, (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$ 366,386,329	$ 26,334,636	$ (794,042)	$ 25,540,594
VIP FundsManager 50% Portfolio	583,332,950	92,445,820	(2,943,978)	89,501,842
VIP FundsManager 60% Portfolio	2,222,705,978	370,023,272	(8,109,008)	361,914,264
VIP FundsManager 70% Portfolio	450,874,965	93,278,731	(4,494,743)	88,783,988
VIP FundsManager 85% Portfolio	184,115,353	45,633,436	(1,994,431)	43,639,005

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$ (11,488,547)	$ 25,540,594
VIP FundsManager 50% Portfolio	(85,066,507)	89,501,842
VIP FundsManager 60% Portfolio	(80,163,922)	361,914,264
VIP FundsManager 70% Portfolio	(134,264,039)	88,783,988
VIP FundsManager 85% Portfolio	(63,847,958)	43,639,005

The tax character of distributions paid was as follows:

December 31, 2010	Ordinary Income
VIP FundsManager 20% Portfolio	$ 6,555,665
VIP FundsManager 50% Portfolio	11,459,833
VIP FundsManager 60% Portfolio	36,168,788
VIP FundsManager 70% Portfolio	8,172,127
VIP FundsManager 85% Portfolio	2,876,404
December 31, 2009	Ordinary Income
VIP FundsManager 20% Portfolio	$ 4,415,461
VIP FundsManager 50% Portfolio	8,874,449
VIP FundsManager 60% Portfolio	18,762,914
VIP FundsManager 70% Portfolio	6,788,711
VIP FundsManager 85% Portfolio	2,365,599

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	151,149,729	46,837,514
VIP FundsManager 50% Portfolio	191,360,693	92,961,621
VIP FundsManager 60% Portfolio	1,372,959,233	168,916,244
VIP FundsManager 70% Portfolio	140,459,681	104,399,534
VIP FundsManager 85% Portfolio	94,006,472	73,722,706

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2011.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 64	$ 1,125	$ 1,189
VIP FundsManager 50% Portfolio	78	2,331	2,409
VIP FundsManager 60% Portfolio	54	264	318
VIP FundsManager 70% Portfolio	65	5,197	5,262
VIP FundsManager 85% Portfolio	101	3,565	3,666

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until April 30, 2011. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 165,168
VIP FundsManager 50% Portfolio	288,049
VIP FundsManager 60% Portfolio	869,511
VIP FundsManager 70% Portfolio	239,512
VIP FundsManager 85% Portfolio	96,939

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 64
Service Class 2	452
VIP FundsManager 50% Portfolio
Service Class	78
Service Class 2	937
VIP FundsManager 60% Portfolio
Service Class	54
Service Class 2	105
VIP FundsManager 70% Portfolio
Service Class	65
Service Class 2	2,090
VIP FundsManager 85% Portfolio
Service Class	101
Service Class 2	1,440

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ 1,048	$ 965
Service Class 2	8,152	4,885
Investor Class	6,075,567	4,250,965
Total	$ 6,084,767	$ 4,256,815
From net realized gain
Service Class	$ 81	$ 36
Service Class 2	684	189
Investor Class	470,133	158,421
Total	$ 470,898	$ 158,646
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ 939	$ 930
Service Class 2	14,288	8,449
Investor Class	10,252,106	8,306,903
Total	$ 10,267,333	$ 8,316,282
From net realized gain
Service Class	$ 109	$ 62
Service Class 2	1,824	595
Investor Class	1,190,567	557,510
Total	$ 1,192,500	$ 558,167
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ 721	$ 772
Service Class 2	1,352	1,144
Investor Class	30,779,852	17,218,833
Total	$ 30,781,925	$ 17,220,749
From net realized gain
Service Class	$ 126	$ 69
Service Class 2	263	111
Investor Class	5,386,474	1,541,985
Total	$ 5,386,863	$ 1,542,165
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ 879	$ 954
Service Class 2	31,248	19,060
Investor Class	7,076,119	6,246,398
Total	$ 7,108,246	$ 6,266,412
From net realized gain
Service Class	$ 131	$ 79
Service Class 2	5,118	1,687
Investor Class	1,058,632	520,533
Total	$ 1,063,881	$ 522,299
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ 1,117	$ 1,310
Service Class 2	22,357	9,829
Investor Class	2,323,075	2,108,917
Total	$ 2,346,549	$ 2,120,056
From net realized gain
Service Class	$ 265	$ 152
Service Class 2	4,938	1,201
Investor Class	524,652	244,190
Total	$ 529,855	$ 245,543

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
VIP FundsManager 20% Portfolio
Service Class
Shares sold	659	978	$ 6,790	$ 9,382
Reinvestment of distributions	106	99	1,129	1,001
Shares redeemed	(511)	(4,477)	(5,283)	(42,902)
Net increase (decrease)	254	(3,400)	$ 2,636	$ (32,519)
Service Class 2
Shares sold	41,662	45,211	$ 429,404	$ 452,984
Reinvestment of distributions	834	503	8,836	5,074
Shares redeemed	(31,113)	(13,023)	(317,711)	(128,156)
Net increase (decrease)	11,383	32,691	$ 120,529	$ 329,902
Investor Class
Shares sold	11,323,659	11,891,398	$ 117,452,842	$ 116,489,148
Reinvestment of distributions	616,937	437,439	6,545,700	4,409,386
Shares redeemed	(2,038,861)	(1,934,550)	(21,152,505)	(18,161,417)
Net increase (decrease)	9,901,735	10,394,287	$ 102,846,037	$ 102,737,117
VIP FundsManager 50% Portfolio
Service Class
Shares sold	5,522	454	$ 51,566	$ 3,627
Reinvestment of distributions	105	108	1,048	992
Shares redeemed	(5,815)	(3,965)	(55,467)	(32,043)
Net increase (decrease)	(188)	(3,403)	$ (2,853)	$ (27,424)
Service Class 2
Shares sold	75,310	56,741	$ 705,935	$ 491,928
Reinvestment of distributions	1,613	989	16,112	9,044
Shares redeemed	(34,407)	(27,505)	(330,903)	(222,177)
Net increase (decrease)	42,516	30,225	$ 391,144	$ 278,795
Investor Class
Shares sold	13,058,689	16,534,289	$ 124,486,934	$ 139,580,121
Reinvestment of distributions	1,143,124	968,788	11,442,673	8,864,413
Shares redeemed	(4,274,874)	(3,370,095)	(40,101,396)	(25,453,963)
Net increase (decrease)	9,926,939	14,132,982	$ 95,828,211	$ 122,990,571
VIP FundsManager 60% Portfolio
Service Class
Shares sold	248	478	$ 2,278	$ 3,601
Reinvestment of distributions	86	95	847	841
Shares redeemed	(90)	(3,590)	(820)	(27,407)
Net increase (decrease)	244	(3,017)	$ 2,305	$ (22,965)
Service Class 2
Shares sold	6,329	2,609	$ 58,369	$ 23,283
Reinvestment of distributions	164	141	1,615	1,255
Shares redeemed	(3,203)	(3,710)	(30,616)	(28,584)
Net increase (decrease)	3,290	(960)	$ 29,368	$ (4,046)
Investor Class
Shares sold	132,846,745	51,668,258	$ 1,219,167,948	$ 378,354,498
Reinvestment of distributions	3,664,268	2,115,087	36,166,326	18,760,818
Shares redeemed	(6,444,533)	(3,393,129)	(58,407,482)	(27,044,136)
Net increase (decrease)	130,066,480	50,390,216	$ 1,196,926,792	$ 370,071,180

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
VIP FundsManager 70% Portfolio
Service Class
Shares sold	105	2,046	$ 916	$ 16,601
Reinvestment of distributions	107	122	1,010	1,033
Shares redeemed	(1,257)	(3,960)	(10,260)	(28,297)
Net increase (decrease)	(1,045)	(1,792)	$ (8,334)	$ (10,663)
Service Class 2
Shares sold	117,792	152,449	$ 1,007,136	$ 1,136,136
Reinvestment of distributions	3,844	2,452	36,366	20,747
Shares redeemed	(22,656)	(13,185)	(200,352)	(90,944)
Net increase (decrease)	98,980	141,716	$ 843,150	$ 1,065,939
Investor Class
Shares sold	8,149,816	9,719,700	$ 71,824,236	$ 74,393,886
Reinvestment of distributions	859,002	798,929	8,134,751	6,766,931
Shares redeemed	(5,325,112)	(4,438,759)	(46,181,415)	(30,831,603)
Net increase (decrease)	3,683,706	6,079,870	$ 33,777,572	$ 50,329,214
VIP FundsManager 85% Portfolio
Service Class
Shares sold	1,159	10,810	$ 9,612	$ 71,154
Reinvestment of distributions	152	181	1,382	1,462
Shares redeemed	(3,505)	(6,861)	(28,420)	(48,740)
Net increase (decrease)	(2,194)	4,130	$ (17,426)	$ 23,876
Service Class 2
Shares sold	201,721	85,708	$ 1,678,857	$ 619,194
Reinvestment of distributions	2,991	1,367	27,295	11,030
Shares redeemed	(55,498)	(16,653)	(443,818)	(102,557)
Net increase (decrease)	149,214	70,422	$ 1,262,334	$ 527,667
Investor Class
Shares sold	6,173,674	6,302,037	$ 52,921,384	$ 43,671,055
Reinvestment of distributions	312,144	290,866	2,847,727	2,353,107
Shares redeemed	(4,493,396)	(3,180,587)	(37,114,660)	(19,992,145)
Net increase (decrease)	1,992,422	3,412,316	$ 18,654,451	$ 26,032,017

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following VIP FundsManager Portfolios were the owners of record of 10% or more of the total the outstanding shares of the Funds.

Fund	VIP FundsManager 60% Portfolio
Fidelity Consumer Discretionary Portfolio	22%
Fidelity Insurance Portfolio	20%
Fidelity Industrial Equipment Portfolio	14%
Fidelity Nordic Fund	12%
Fidelity Industrials Portfolio	11%
Fidelity Pharmaceuticals Portfolio	11%

Annual Report

Notes to Financial Statements - continued

8. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Consumer Discretionary Portfolio	33%
Fidelity Insurance Portfolio	30%

In addition, at the end of the period, FMR or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP FundsManager 20% Portfolio	99%
VIP FundsManager 50% Portfolio	99%
VIP FundsManager 60% Portfolio	51%
VIP FundsManager 70% Portfolio	99%
VIP FundsManager 85% Portfolio	99%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (funds of Variable Insurance Products Fund V) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' Management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the Transfer Agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	February, 2010	December, 2010
VIP FundsManager 20%
Service Class	-	5%
Service Class 2	-	6%
Investor Class	-	5%
VIP FundsManager 50%
Service Class	-	14%
Service Class 2	-	16%
Investor Class	-	14%
VIP FundsManager 60%
Service Class	-	19%
Service Class 2	-	21%
Investor Class	-	19%
VIP FundsManager 70%
Service Class	-	23%
Service Class 2	-	25%
Investor Class	-	23%
VIP FundsManager 85%
Service Class	23%	31%
Service Class 2	23%	34%
Investor Class	23%	31%

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP FundsManager 20%
Service Class	14.41%
Service Class 2	14.41%
Investor Class	14.41%
VIP FundsManager 50%
Service Class	11.18%
Service Class 2	11.18%
Investor Class	11.18%
VIP FundsManager 60%
Service Class	8.81%
Service Class 2	8.81%
Investor Class	8.81%
VIP FundsManager 70%
Service Class	7.46%
Service Class 2	7.46%
Investor Class	7.46%
VIP FundsManager 85%
Service Class	3.77%
Service Class 2	3.77%
Investor Class	3.77%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Portfolios

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each of VIP FundsManager 20% and VIP FundsManager 85% had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of Service Class and Service Class 2 of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Service Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Because each of VIP FundsManager 50% and VIP FundsManager 70% had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of Investor Class and Service Class 2 of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Investor Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Because VIP FundsManager 60% had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of Service Class and Service Class 2 of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Service Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

VIP FundsManager 20%

The Board noted that the investment performance of Service Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP FundsManager 50%

The Board noted that the investment performance of Investor Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP FundsManager 60%

The Board noted that the investment performance of Service Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 70%

The Board noted that the investment performance of Investor Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP FundsManager 85%

The Board noted that the investment performance of Service Class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 76% would mean that 24% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses, and that non-management expenses may exceed the fund's all-inclusive fee and result in a negative net management fee.

VIP FundsManager 20%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 50%

VIP FundsManager 60%

Annual Report

VIP FundsManager 70%

VIP FundsManager 85%

The Board noted that each fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the administration agreement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expenses of each of Investor Class and Service Class of each fund ranked below its competitive median for 2009 and the total expenses of Service Class 2 ranked above its competitive median for 2009. The Board noted that the total expenses of Service Class 2 of each fund were above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expenses of Service Class 2 of each fund ranked below its competitive median for 2009. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-ANN-0211
1.843208.104

Fidelity® Variable Insurance Products:
Investor Freedom® Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
VIP Investor Freedom Income PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2005 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2010 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2015 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2020 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2025 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
VIP Investor Freedom 2030 PortfolioSM	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

VIP Investor Freedom Income PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom Income Portfolio	7.50%	4.59%	4.50%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2005 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2005 Portfolio	11.41%	4.38%	4.49%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2010 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2010 Portfolio	12.88%	4.56%	4.70%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

VIP Investor Freedom 2015 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2015 Portfolio	13.06%	4.57%	4.82%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

VIP Investor Freedom 2020 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2020 Portfolio	14.46%	4.12%	4.48%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Investor Freedom 2025 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2025 Portfolio	15.80%	4.17%	4.58%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP Investor Freedom 2030 PortfolioSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Investor Freedom 2030 Portfolio	16.12%	3.54%	4.05%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of VIP Investor Freedom® Funds: For the year ending December 31, 2010, each of the four asset classes represented in the VIP Investor Freedom Funds' portfolios - U.S. equity, non-U.S. equity, fixed income and short-term debt investments - posted positive absolute results. However, it was the allocation to equities and investment-grade debt that provided the biggest boost to their year-end results. Consequently, each of the VIP Investor Freedom Funds delivered exceptional returns for investors, with VIP Investor Freedom Income - the most-conservative, shortest-dated Fund - gaining a solid single digit increase, while the longer-dated, more-equity-focused Funds rose into the low- to mid-teens. The Funds' U.S. equity class solidly outpaced the broad-based Dow Jones U.S. Total Stock Market IndexSM, which rose 17.49% for the one-year period ending December 31, 2010. Four of the seven underlying domestic equity funds beat the Dow Jones index, with underlying funds focusing on smaller-capitalization stocks - such as VIP Mid Cap Portfolio and VIP Value Strategies Portfolio - delivering the highest absolute results. VIP Growth Portfolio and VIP Value Portfolio, which invest more heavily in larger-capitalization stocks, also significantly contributed to the Funds' performance. The Funds' non-U.S. equity asset class, which handily outperformed the 7.88% gain of the MSCI ® EAFE® (Europe, Australasia, Far East) Index, also bolstered absolute results. VIP Overseas Portfolio anchored the Funds' performance in the non-U.S. equity class, while VIP Emerging Markets Portfolio - benefiting from an increase in consumer spending in emerging markets - posted a near 18% return for the year. U.S. investors also gained from a generally weaker dollar, which lifted foreign stock returns. Turning to bonds, the Funds' fixed-income asset class handily beat the Barclays Capital® U.S. Aggregate Bond Index. Buoyed by its allocation to credit-related securities, which performed well for most of the year, VIP Investment Grade Bond Portfolio solidly contributed to the Funds' performance, while VIP High Income Portfolio roared past the broader bond market. Lastly, the Funds' short-term debt holding, VIP Money Market Portfolio, performed roughly in line with the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which increased 0.15%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,063.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,124.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,143.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,147.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,174.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,199.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,211.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	2.5	2.6
VIP Equity-Income Portfolio Investor Class	2.9	3.0
VIP Growth & Income Portfolio Investor Class	2.9	3.0
VIP Growth Portfolio Investor Class	2.9	3.0
VIP Mid Cap Portfolio Investor Class	1.0	1.1
VIP Value Portfolio Investor Class	2.5	2.6
VIP Value Strategies Portfolio Investor Class	1.1	1.1
	15.8	16.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	4.6	3.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	0.8	0.3
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.2	35.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	39.6	40.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	15.8%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	39.6%

Six months ago
Domestic Equity Funds	16.4%
Developed International Equity Funds	3.1%
Emerging Markets Equity Funds	0.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	40.1%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Investor Freedom Income Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Domestic Equity Funds - 15.8%
VIP Contrafund Portfolio Investor Class	34,068	$ 810,810
VIP Equity-Income Portfolio Investor Class	50,074	949,896
VIP Growth & Income Portfolio Investor Class	74,827	942,825
VIP Growth Portfolio Investor Class	25,626	948,173
VIP Mid Cap Portfolio Investor Class	10,079	328,565
VIP Value Portfolio Investor Class	74,125	814,637
VIP Value Strategies Portfolio Investor Class	35,534	344,681
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,359,044)		5,139,587
International Equity Funds - 5.4%

Developed International Equity Funds - 4.6%
VIP Overseas Portfolio Investor Class R	88,911	1,487,480
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Investor Class R	25,076	248,002
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,449,701)		1,735,482
Bond Funds - 39.2%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	290,975	1,617,823
Investment Grade Bond Funds - 34.2%
VIP Investment Grade Bond Portfolio Investor Class	868,917	11,122,133
TOTAL BOND FUNDS (Cost $12,599,638)		12,739,956
Short-Term Funds - 39.6%

VIP Money Market Portfolio Investor Class (Cost $12,851,555)	12,851,555	12,851,555
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $32,259,938)	32,466,580
NET OTHER ASSETS (LIABILITIES) - 0.0%	43
NET ASSETS - 100%	$ 32,466,623
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $32,259,938) - See accompanying schedule		$ 32,466,580
Cash		42
Receivable for investments sold		204
Total assets		32,466,826

Liabilities
Payable for investments purchased	$ 2
Payable for fund shares redeemed	201
Total liabilities		203

Net Assets		$ 32,466,623
Net Assets consist of:
Paid in capital		$ 32,360,703
Undistributed net investment income		1,670
Accumulated undistributed net realized gain (loss) on investments		(102,392)
Net unrealized appreciation (depreciation) on investments		206,642
Net Assets, for 3,120,638 shares outstanding		$ 32,466,623
Net Asset Value, offering price and redemption price per share ($32,466,623 ÷ 3,120,638 shares)		$ 10.40

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 593,418

Expenses
Independent trustees' compensation	$ 104
Total expenses before reductions	104
Expense reductions	(104)	0
Net investment income (loss)		593,418
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	181,513
Capital gain distributions from underlying funds	136,613
Total net realized gain (loss)		318,126
Change in net unrealized appreciation (depreciation) on underlying funds		1,270,766
Net gain (loss)		1,588,892
Net increase (decrease) in net assets resulting from operations		$ 2,182,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 593,418	$ 821,415
Net realized gain (loss)	318,126	259,629
Change in net unrealized appreciation (depreciation)	1,270,766	1,652,529
Net increase (decrease) in net assets resulting from operations	2,182,310	2,733,573
Distributions to shareholders from net investment income	(592,180)	(825,260)
Distributions to shareholders from net realized gain	(299,615)	(324,704)
Total distributions	(891,795)	(1,149,964)
Share transactions Proceeds from sales of shares	8,914,880	10,383,033
Reinvestment of distributions	891,795	1,149,964
Cost of shares redeemed	(4,004,799)	(5,013,877)
Net increase (decrease) in net assets resulting from share transactions	5,801,876	6,519,120
Total increase (decrease) in net assets	7,092,391	8,102,729

Net Assets
Beginning of period	25,374,232	17,271,503
End of period (including undistributed net investment income of $1,670 and $0, respectively)	$ 32,466,623	$ 25,374,232
Other Information Shares
Sold	872,042	1,063,280
Issued in reinvestment of distributions	86,021	117,862
Redeemed	(387,078)	(529,653)
Net increase (decrease)	570,985	651,489

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.10	$ 10.79	$ 10.78	$ 10.14
Income from Investment Operations
Net investment income (loss) C	.21	.40	.34	.42	.35
Net realized and unrealized gain (loss)	.54	.94	(1.47)	.22	.34
Total from investment operations	.75	1.34	(1.13)	.64	.69
Distributions from net investment income	(.20)	(.33)	(.37)	(.58)	(.05)
Distributions from net realized gain	(.10)	(.16)	(.19)	(.06)	-
Total distributions	(.30)	(.49)	(.56)	(.63) G	(.05)
Net asset value, end of period	$ 10.40	$ 9.95	$ 9.10	$ 10.79	$ 10.78
Total Return A, B	7.50%	14.85%	(10.55)%	6.08%	6.83%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.00%	4.12%	3.33%	3.90%	3.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,467	$ 25,374	$ 17,272	$ 20,090	$ 11,177
Portfolio turnover rate	24%	30%	53%	38%	40%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.2	5.3
VIP Equity-Income Portfolio Investor Class	6.1	6.1
VIP Growth & Income Portfolio Investor Class	6.0	6.2
VIP Growth Portfolio Investor Class	6.0	6.2
VIP Mid Cap Portfolio Investor Class	2.1	2.2
VIP Value Portfolio Investor Class	5.2	5.3
VIP Value Strategies Portfolio Investor Class	2.2	2.2
	32.8	33.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.7	9.0
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.6	0.8
High Yield Bond Funds
VIP High Income Portfolio Investor Class	4.9	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	30.2	31.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	20.8	19.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.8%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	30.2%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	33.5%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	31.9%
Short-Term Funds	19.8%

Expected
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	30.6%
Short-Term Funds	23.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Investor Freedom 2005 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 32.8%
	Shares	Value
Domestic Equity Funds - 32.8%
VIP Contrafund Portfolio Investor Class	22,706	$ 540,406
VIP Equity-Income Portfolio Investor Class	33,342	632,503
VIP Growth & Income Portfolio Investor Class	49,926	629,068
VIP Growth Portfolio Investor Class	17,064	631,365
VIP Mid Cap Portfolio Investor Class	6,697	218,337
VIP Value Portfolio Investor Class	49,287	541,661
VIP Value Strategies Portfolio Investor Class	23,681	229,703
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,901,169)		3,423,043
International Equity Funds - 11.3%

Developed International Equity Funds - 9.7%
VIP Overseas Portfolio Investor Class R	60,271	1,008,327
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	17,110	169,217
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,277,914)		1,177,544
Bond Funds - 35.1%

High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class	92,156	512,389
Investment Grade Bond Funds - 30.2%
VIP Investment Grade Bond Portfolio Investor Class	246,514	3,155,375
TOTAL BOND FUNDS (Cost $3,611,763)		3,667,764
Short-Term Funds - 20.8%

VIP Money Market Portfolio Investor Class (Cost $2,169,406)	2,169,406	2,169,406
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,960,252)	10,437,757
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 10,437,759
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $10,960,252) - See accompanying schedule		$ 10,437,757
Receivable for fund shares sold		19,939
Total assets		10,457,696

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	19,929
Payable for fund shares redeemed	6
Total liabilities		19,937

Net Assets		$ 10,437,759
Net Assets consist of:
Paid in capital		$ 11,032,677
Undistributed Net Investment Income		241
Accumulated undistributed net realized gain (loss) on investments		(72,664)
Net unrealized appreciation (depreciation) on investments		(522,495)
Net Assets, for 1,060,117 shares outstanding		$ 10,437,759
Net Asset Value, offering price and redemption price per share ($10,437,759 ÷ 1,060,117 shares)		$ 9.85

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 188,164

Expenses
Independent trustees' compensation	$ 35
Total expenses before reductions	35
Expense reductions	(35)	0
Net investment income (loss)		188,164
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	198,870
Capital gain distributions from underlying funds	39,591
Total net realized gain (loss)		238,461
Change in net unrealized appreciation (depreciation) on underlying funds		601,701
Net gain (loss)		840,162
Net increase (decrease) in net assets resulting from operations		$ 1,028,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,164	$ 319,887
Net realized gain (loss)	238,461	48,273
Change in net unrealized appreciation (depreciation)	601,701	1,146,173
Net increase (decrease) in net assets resulting from operations	1,028,326	1,514,333
Distributions to shareholders from net investment income	(188,220)	(320,414)
Distributions to shareholders from net realized gain	(227,534)	(123,688)
Total distributions	(415,754)	(444,102)
Share transactions Proceeds from sales of shares	4,550,953	3,903,178
Reinvestment of distributions	415,754	444,101
Cost of shares redeemed	(4,539,322)	(3,057,467)
Net increase (decrease) in net assets resulting from share transactions	427,385	1,289,812
Total increase (decrease) in net assets	1,039,957	2,360,043

Net Assets
Beginning of period	9,397,802	7,037,759
End of period (including undistributed net investment income of $241 and $0, respectively)	$ 10,437,759	$ 9,397,802
Other Information Shares
Sold	476,271	451,085
Issued in reinvestment of distributions	42,428	51,238
Redeemed	(478,599)	(372,396)
Net increase (decrease)	40,100	129,927

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 7.91	$ 11.53	$ 11.17	$ 10.24
Income from Investment Operations
Net investment income (loss) C	.18	.35	.32	.35	.26
Net realized and unrealized gain (loss)	.87	1.41	(3.00)	.59	.73
Total from investment operations	1.05	1.76	(2.68)	.94	.99
Distributions from net investment income	(.19)	(.33)	(.30)	(.46)	(.06)
Distributions from net realized gain	(.22)	(.14)	(.64)	(.12)	-
Total distributions	(.41)	(.46) G	(.94)	(.58)	(.06)
Net asset value, end of period	$ 9.85	$ 9.21	$ 7.91	$ 11.53	$ 11.17
Total Return A, B	11.41%	22.71%	(23.91)%	8.55%	9.72%
Ratios to Average Net Assets D, E
Expenses before reductions F	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.90%	4.12%	3.19%	3.02%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,438	$ 9,398	$ 7,038	$ 8,568	$ 4,851
Portfolio turnover rate	63%	47%	40%	53%	55%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than .01%.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.0	5.9
VIP Equity-Income Portfolio Investor Class	7.1	6.9
VIP Growth & Income Portfolio Investor Class	7.0	6.9
VIP Growth Portfolio Investor Class	7.0	6.9
VIP Mid Cap Portfolio Investor Class	2.4	2.5
VIP Value Portfolio Investor Class	6.1	5.9
VIP Value Strategies Portfolio Investor Class	2.6	2.5
	38.2	37.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.3	11.0
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.9	1.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	4.9	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	33.5	35.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.2	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.2%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	33.5%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	37.5%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	36.2%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.8%
Short-Term Funds	10.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Investor Freedom 2010 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Domestic Equity Funds - 38.2%
VIP Contrafund Portfolio Investor Class	138,333	$ 3,292,324
VIP Equity-Income Portfolio Investor Class	203,137	3,853,500
VIP Growth & Income Portfolio Investor Class	303,767	3,827,467
VIP Growth Portfolio Investor Class	103,871	3,843,218
VIP Mid Cap Portfolio Investor Class	40,826	1,330,943
VIP Value Portfolio Investor Class	300,739	3,305,126
VIP Value Strategies Portfolio Investor Class	143,885	1,395,689
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,758,284)		20,848,267
International Equity Funds - 13.2%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Investor Class R	369,923	6,188,819
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R	104,404	1,032,554
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,446,946)		7,221,373
Bond Funds - 38.4%

High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class	479,459	2,665,790
Investment Grade Bond Funds - 33.5%
VIP Investment Grade Bond Portfolio Investor Class	1,427,844	18,276,399
TOTAL BOND FUNDS (Cost $20,974,039)		20,942,189
Short-Term Funds - 10.2%

VIP Money Market Portfolio Investor Class (Cost $5,579,579)	5,579,579	5,579,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,758,848)	54,591,408
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100%	$ 54,591,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $148,328 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $59,758,848) - See accompanying schedule		$ 54,591,408
Cash		6
Receivable for fund shares sold		276,146
Total assets		54,867,560

Liabilities
Payable for investments purchased	$ 276,110
Payable for fund shares redeemed	36
Total liabilities		276,146

Net Assets		$ 54,591,414
Net Assets consist of:
Paid in capital		$ 60,260,931
Accumulated undistributed net realized gain (loss) on investments		(502,077)
Net unrealized appreciation (depreciation) on investments		(5,167,440)
Net Assets, for 5,426,690 shares outstanding		$ 54,591,414
Net Asset Value, offering price and redemption price per share ($54,591,414 ÷ 5,426,690 shares)		$ 10.06

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 1,107,059

Expenses
Independent trustees' compensation	$ 177
Total expenses before reductions	177
Expense reductions	(177)	0
Net investment income (loss)		1,107,059
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	119,540
Capital gain distributions from underlying funds	233,887
Total net realized gain (loss)		353,427
Change in net unrealized appreciation (depreciation) on underlying funds		4,638,516
Net gain (loss)		4,991,943
Net increase (decrease) in net assets resulting from operations		$ 6,099,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,107,059	$ 1,770,049
Net realized gain (loss)	353,427	367,370
Change in net unrealized appreciation (depreciation)	4,638,516	6,909,808
Net increase (decrease) in net assets resulting from operations	6,099,002	9,047,227
Distributions to shareholders from net investment income	(1,116,128)	(1,753,497)
Distributions to shareholders from net realized gain	(236,914)	(622,106)
Total distributions	(1,353,042)	(2,375,603)
Share transactions Proceeds from sales of shares	8,523,280	7,875,090
Reinvestment of distributions	1,353,042	2,375,602
Cost of shares redeemed	(7,702,235)	(10,455,534)
Net increase (decrease) in net assets resulting from share transactions	2,174,087	(204,842)
Total increase (decrease) in net assets	6,920,047	6,466,782

Net Assets
Beginning of period	47,671,367	41,204,585
End of period	$ 54,591,414	$ 47,671,367
Other Information Shares
Sold	893,058	908,844
Issued in reinvestment of distributions	134,631	275,332
Redeemed	(814,379)	(1,275,197)
Net increase (decrease)	213,310	(91,021)

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 7.77	$ 11.56	$ 11.19	$ 10.26
Income from Investment Operations
Net investment income (loss) C	.21	.35	.30	.33	.24
Net realized and unrealized gain (loss)	.97	1.49	(3.12)	.62	.73
Total from investment operations	1.18	1.84	(2.82)	.95	.97
Distributions from net investment income	(.21)	(.35)	(.33)	(.44)	(.04)
Distributions from net realized gain	(.05)	(.12)	(.64)	(.14)	-
Total distributions	(.26)	(.47)	(.97)	(.58)	(.04)
Net asset value, end of period	$ 10.06	$ 9.14	$ 7.77	$ 11.56	$ 11.19
Total Return A, B	12.88%	24.09%	(24.99)%	8.63%	9.49%
Ratios to Average Net Assets D, E
Expenses before reductions F	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.20%	4.18%	3.01%	2.90%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,591	$ 47,671	$ 41,205	$ 57,197	$ 31,460
Portfolio turnover rate	31%	28%	40%	14%	29%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.2	6.1
VIP Equity-Income Portfolio Investor Class	7.3	7.1
VIP Growth & Income Portfolio Investor Class	7.2	7.1
VIP Growth Portfolio Investor Class	7.2	7.1
VIP Mid Cap Portfolio Investor Class	2.5	2.6
VIP Value Portfolio Investor Class	6.2	6.1
VIP Value Strategies Portfolio Investor Class	2.6	2.5
	39.2	38.6
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.7	11.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.9	1.1
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	33.1	34.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.1	9.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.2%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	33.1%
Short-Term Funds	9.1%

Six months ago
Domestic Equity Funds	38.6%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.3%

Expected
Domestic Equity Funds	37.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.7%
Short-Term Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Investor Freedom 2015 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 39.2%
	Shares	Value
Domestic Equity Funds - 39.2%
VIP Contrafund Portfolio Investor Class	180,230	$ 4,289,484
VIP Equity-Income Portfolio Investor Class	264,771	5,022,699
VIP Growth & Income Portfolio Investor Class	395,958	4,989,066
VIP Growth Portfolio Investor Class	135,396	5,009,649
VIP Mid Cap Portfolio Investor Class	53,036	1,728,977
VIP Value Portfolio Investor Class	391,792	4,305,799
VIP Value Strategies Portfolio Investor Class	187,706	1,820,747
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,118,339)		27,166,421
International Equity Funds - 13.6%

Developed International Equity Funds - 11.7%
VIP Overseas Portfolio Investor Class R	482,370	8,070,046
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R	135,912	1,344,165
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,484,204)		9,414,211
Bond Funds - 38.1%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	618,501	3,438,868
Investment Grade Bond Funds - 33.1%
VIP Investment Grade Bond Portfolio Investor Class	1,792,149	22,939,505
TOTAL BOND FUNDS (Cost $26,327,385)		26,378,373
Short-Term Funds - 9.1%

VIP Money Market Portfolio Investor Class (Cost $6,300,416)	6,300,416	6,300,416
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $74,230,344)	69,259,421
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 69,259,420
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $74,230,344) - See accompanying schedule		$ 69,259,421
Receivable for fund shares sold		594
Total assets		69,260,015

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	550
Payable for fund shares redeemed	44
Total liabilities		595

Net Assets		$ 69,259,420
Net Assets consist of:
Paid in capital		$ 74,618,458
Accumulated undistributed net realized gain (loss) on investments		(388,115)
Net unrealized appreciation (depreciation) on investments		(4,970,923)
Net Assets, for 7,016,313 shares outstanding		$ 69,259,420
Net Asset Value, offering price and redemption price per share ($69,259,420 ÷ 7,016,313 shares)		$ 9.87

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 1,402,241

Expenses
Independent trustees' compensation	$ 220
Total expenses before reductions	220
Expense reductions	(220)	0
Net investment income (loss)		1,402,241
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	772,477
Capital gain distributions from underlying funds	293,655
Total net realized gain (loss)		1,066,132
Change in net unrealized appreciation (depreciation) on underlying funds		5,241,793
Net gain (loss)		6,307,925
Net increase (decrease) in net assets resulting from operations		$ 7,710,166

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,402,241	$ 2,120,406
Net realized gain (loss)	1,066,132	1,123,545
Change in net unrealized appreciation (depreciation)	5,241,793	8,638,802
Net increase (decrease) in net assets resulting from operations	7,710,166	11,882,753
Distributions to shareholders from net investment income	(1,456,211)	(2,103,913)
Distributions to shareholders from net realized gain	(1,381,049)	(992,936)
Total distributions	(2,837,260)	(3,096,849)
Share transactions Proceeds from sales of shares	11,454,850	8,251,446
Reinvestment of distributions	2,837,260	3,096,849
Cost of shares redeemed	(9,938,186)	(8,188,140)
Net increase (decrease) in net assets resulting from share transactions	4,353,924	3,160,155
Total increase (decrease) in net assets	9,226,830	11,946,059

Net Assets
Beginning of period	60,032,590	48,086,531
End of period (including undistributed net investment income of $0 and $28,396, respectively)	$ 69,259,420	$ 60,032,590
Other Information Shares
Sold	1,201,923	982,434
Issued in reinvestment of distributions	292,477	354,719
Redeemed	(1,065,623)	(1,000,041)
Net increase (decrease)	428,777	337,112

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.69	$ 11.86	$ 11.40	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.21	.34	.30	.33	.20
Net realized and unrealized gain (loss)	.97	1.58	(3.41)	.71	.92
Total from investment operations	1.18	1.92	(3.11)	1.04	1.12
Distributions from net investment income	(.22)	(.34)	(.30)	(.42)	(.04)
Distributions from net realized gain	(.20)	(.16)	(.76)	(.16)	-
Total distributions	(.42)	(.50)	(1.06)	(.58)	(.04)
Net asset value, end of period	$ 9.87	$ 9.11	$ 7.69	$ 11.86	$ 11.40
Total Return A, B	13.06%	25.25%	(27.11)%	9.26%	10.89%
Ratios to Average Net Assets D, E
Expenses before reductions F	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.24%	4.08%	2.98%	2.83%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,259	$ 60,033	$ 48,087	$ 61,370	$ 39,838
Portfolio turnover rate	31%	22%	29%	14%	15%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.3	7.4
VIP Equity-Income Portfolio Investor Class	8.6	8.6
VIP Growth & Income Portfolio Investor Class	8.5	8.6
VIP Growth Portfolio Investor Class	8.6	8.6
VIP Mid Cap Portfolio Investor Class	3.0	3.1
VIP Value Portfolio Investor Class	7.3	7.3
VIP Value Strategies Portfolio Investor Class	3.1	3.0
	46.4	46.6
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	13.8	13.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.3	1.3
High Yield Bond Funds
VIP High Income Portfolio Investor Class	6.5	6.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	27.6	28.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	3.4	3.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.4%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	3.4%

Six months ago
Domestic Equity Funds	46.6%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	6.9%
Investment Grade Bond Funds	28.5%
Short-Term Funds	3.0%

Expected
Domestic Equity Funds	43.3%
Developed International Equity Funds	13.4%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.4%
Investment Grade Bond Funds	30.1%
Short-Term Funds	4.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Investor Freedom 2020 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 46.4%
	Shares	Value
Domestic Equity Funds - 46.4%
VIP Contrafund Portfolio Investor Class	297,314	$ 7,076,063
VIP Equity-Income Portfolio Investor Class	436,581	8,281,947
VIP Growth & Income Portfolio Investor Class	653,141	8,229,579
VIP Growth Portfolio Investor Class	223,378	8,264,973
VIP Mid Cap Portfolio Investor Class	87,654	2,857,507
VIP Value Portfolio Investor Class	645,982	7,099,342
VIP Value Strategies Portfolio Investor Class	309,949	3,006,507
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,129,838)		44,815,918
International Equity Funds - 16.1%

Developed International Equity Funds - 13.8%
VIP Overseas Portfolio Investor Class R	795,681	13,311,747
Emerging Markets Equity Funds - 2.3%
VIP Emerging Markets Portfolio Investor Class R	224,332	2,218,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,267,672)		15,530,394
Bond Funds - 34.1%

High Yield Bond Funds - 6.5%
VIP High Income Portfolio Investor Class	1,127,139	6,266,893
Investment Grade Bond Funds - 27.6%
VIP Investment Grade Bond Portfolio Investor Class	2,084,024	26,675,509
TOTAL BOND FUNDS (Cost $33,128,303)		32,942,402
Short-Term Funds - 3.4%

VIP Money Market Portfolio Investor Class (Cost $3,254,052)	3,254,052	3,254,052
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $104,779,865)		96,542,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		29
NET ASSETS - 100%		$ 96,542,795
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2010

Assets
Investment in securities, at value (cost $104,779,865) - See accompanying schedule	$ 96,542,766
Cash	31
Receivable for investments sold	99,950
Total assets	96,642,747

Liabilities
Payable for fund shares redeemed	99,952

Net Assets	$ 96,542,795
Net Assets consist of:
Paid in capital	$ 105,382,552
Accumulated undistributed net realized gain (loss) on investments	(602,658)
Net unrealized appreciation (depreciation) on investments	(8,237,099)
Net Assets, for 9,970,298 shares outstanding	$ 96,542,795
Net Asset Value, offering price and redemption price per share ($96,542,795 ÷ 9,970,298 shares)	$ 9.68

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 1,960,564

Expenses
Independent trustees' compensation	$ 302
Total expenses before reductions	302
Expense reductions	(302)	0
Net investment income (loss)		1,960,564
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	845,003
Capital gain distributions from underlying funds	361,202
Total net realized gain (loss)		1,206,205
Change in net unrealized appreciation (depreciation) on underlying funds		8,652,787
Net gain (loss)		9,858,992
Net increase (decrease) in net assets resulting from operations		$ 11,819,556

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,960,564	$ 2,475,413
Net realized gain (loss)	1,206,205	541,874
Change in net unrealized appreciation (depreciation)	8,652,787	13,314,509
Net increase (decrease) in net assets resulting from operations	11,819,556	16,331,796
Distributions to shareholders from net investment income	(1,970,982)	(2,473,776)
Distributions to shareholders from net realized gain	(1,414,267)	(694,013)
Total distributions	(3,385,249)	(3,167,789)
Share transactions Proceeds from sales of shares	17,485,465	14,627,983
Reinvestment of distributions	3,385,249	3,167,789
Cost of shares redeemed	(13,240,020)	(9,604,524)
Net increase (decrease) in net assets resulting from share transactions	7,630,694	8,191,248
Total increase (decrease) in net assets	16,065,001	21,355,255

Net Assets
Beginning of period	80,477,794	59,122,539
End of period	$ 96,542,795	$ 80,477,794
Other Information Shares
Sold	1,894,263	1,781,445
Issued in reinvestment of distributions	354,490	387,658
Redeemed	(1,457,338)	(1,296,073)
Net increase (decrease)	791,415	873,030

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 7.12	$ 12.09	$ 11.53	$ 10.36
Income from Investment Operations
Net investment income (loss) C	.21	.30	.27	.31	.22
Net realized and unrealized gain (loss)	1.05	1.72	(4.06)	.84	1.00
Total from investment operations	1.26	2.02	(3.79)	1.15	1.22
Distributions from net investment income	(.20)	(.28)	(.27)	(.40)	(.05)
Distributions from net realized gain	(.15)	(.09)	(.91)	(.19)	-
Total distributions	(.35)	(.37)	(1.18)	(.59)	(.05)
Net asset value, end of period	$ 9.68	$ 8.77	$ 7.12	$ 12.09	$ 11.53
Total Return A, B	14.46%	28.75%	(32.63)%	10.20%	11.82%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.28%	3.82%	2.77%	2.59%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,543	$ 80,478	$ 59,123	$ 76,369	$ 47,329
Portfolio turnover rate	31%	20%	26%	12%	15%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.3	8.4
VIP Equity-Income Portfolio Investor Class	9.8	9.7
VIP Growth & Income Portfolio Investor Class	9.7	9.7
VIP Growth Portfolio Investor Class	9.7	9.7
VIP Mid Cap Portfolio Investor Class	3.4	3.5
VIP Value Portfolio Investor Class	8.4	8.3
VIP Value Strategies Portfolio Investor Class	3.5	3.5
	52.8	52.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	15.7	15.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.6	1.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.2	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	21.6	22.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.1	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	52.8%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	21.6%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	52.8%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.7%

Expected
Domestic Equity Funds	50.6%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	23.3%
Short-Term Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Investor Freedom 2025 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 52.8%
VIP Contrafund Portfolio Investor Class	156,015	$ 3,713,160
VIP Equity-Income Portfolio Investor Class	228,989	4,343,914
VIP Growth & Income Portfolio Investor Class	342,663	4,317,555
VIP Growth Portfolio Investor Class	117,069	4,331,534
VIP Mid Cap Portfolio Investor Class	45,890	1,495,998
VIP Value Portfolio Investor Class	338,851	3,723,973
VIP Value Strategies Portfolio Investor Class	162,533	1,576,570
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,412,336)		23,502,704
International Equity Funds - 18.3%

Developed International Equity Funds - 15.7%
VIP Overseas Portfolio Investor Class R	417,619	6,986,762
Emerging Markets Equity Funds - 2.6%
VIP Emerging Markets Portfolio Investor Class R	117,771	1,164,756
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,455,497)		8,151,518
Bond Funds - 28.8%

High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class	578,775	3,217,989
Investment Grade Bond Funds - 21.6%
VIP Investment Grade Bond Portfolio Investor Class	752,156	9,627,594
TOTAL BOND FUNDS (Cost $12,885,293)		12,845,583
Short-Term Funds - 0.1%

VIP Money Market Portfolio Investor Class (Cost $29,718)	29,718	29,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $45,782,844)		44,529,523
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$ 44,529,526
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $45,782,844) - See accompanying schedule		$ 44,529,523
Cash		1
Receivable for fund shares sold		156,941
Total assets		44,686,465

Liabilities
Payable for investments purchased	$ 156,921
Payable for fund shares redeemed	18
Total liabilities		156,939

Net Assets		$ 44,529,526
Net Assets consist of:
Paid in capital		$ 46,130,042
Accumulated undistributed net realized gain (loss) on investments		(347,195)
Net unrealized appreciation (depreciation) on investments		(1,253,321)
Net Assets, for 4,530,055 shares outstanding		$ 44,529,526
Net Asset Value, offering price and redemption price per share ($44,529,526 ÷ 4,530,055 shares)		$ 9.83

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 857,991

Expenses
Independent trustees' compensation	$ 131
Total expenses before reductions	131
Expense reductions	(131)	0
Net investment income (loss)		857,991
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	106,508
Capital gain distributions from underlying funds	139,074
Total net realized gain (loss)		245,582
Change in net unrealized appreciation (depreciation) on underlying funds		4,556,758
Net gain (loss)		4,802,340
Net increase (decrease) in net assets resulting from operations		$ 5,660,331

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 857,991	$ 934,238
Net realized gain (loss)	245,582	222,959
Change in net unrealized appreciation (depreciation)	4,556,758	5,705,982
Net increase (decrease) in net assets resulting from operations	5,660,331	6,863,179
Distributions to shareholders from net investment income	(856,138)	(913,842)
Distributions to shareholders from net realized gain	(339,965)	(426,022)
Total distributions	(1,196,103)	(1,339,864)
Share transactions Proceeds from sales of shares	11,403,282	8,304,117
Reinvestment of distributions	1,196,103	1,339,864
Cost of shares redeemed	(5,515,442)	(3,639,786)
Net increase (decrease) in net assets resulting from share transactions	7,083,943	6,004,195
Total increase (decrease) in net assets	11,548,171	11,527,510

Net Assets
Beginning of period	32,981,355	21,453,845
End of period	$ 44,529,526	$ 32,981,355
Other Information Shares
Sold	1,241,922	1,055,869
Issued in reinvestment of distributions	123,024	165,648
Redeemed	(613,270)	(489,469)
Net increase (decrease)	751,676	732,048

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 7.04	$ 12.21	$ 11.62	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.21	.28	.27	.32	.21
Net realized and unrealized gain (loss)	1.17	1.79	(4.29)	.86	1.06
Total from investment operations	1.38	2.07	(4.02)	1.18	1.27
Distributions from net investment income	(.20)	(.25)	(.26)	(.38)	(.04)
Distributions from net realized gain	(.08)	(.13)	(.89)	(.21)	-
Total distributions	(.28)	(.38)	(1.15)	(.59)	(.04)
Net asset value, end of period	$ 9.83	$ 8.73	$ 7.04	$ 12.21	$ 11.62
Total Return A, B	15.80%	29.95%	(34.22)%	10.39%	12.26%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.28%	3.65%	2.77%	2.62%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,530	$ 32,981	$ 21,454	$ 28,587	$ 14,630
Portfolio turnover rate	29%	18%	30%	10%	18%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.9	9.0
VIP Equity-Income Portfolio Investor Class	10.4	10.5
VIP Growth & Income Portfolio Investor Class	10.3	9.7
VIP Growth Portfolio Investor Class	10.3	10.5
VIP Mid Cap Portfolio Investor Class	3.6	3.8
VIP Value Portfolio Investor Class	8.9	9.0
VIP Value Strategies Portfolio Investor Class	3.8	3.7
	56.2	56.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	16.7	16.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.8	1.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.2	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	17.1	17.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	56.2%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	17.1%

Six months ago
Domestic Equity Funds	56.2%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	17.9%

Expected
Domestic Equity Funds	53.3%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	19.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2010. The current allocation is based on the fund's holdings as of December 31, 2010. The expected allocation represents the fund's anticipated allocation at June 30, 2011.

Annual Report

VIP Investor Freedom 2030 Portfolio

Investments December 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 56.2%
VIP Contrafund Portfolio Investor Class	172,087	$ 4,095,682
VIP Equity-Income Portfolio Investor Class	252,460	4,789,163
VIP Growth & Income Portfolio Investor Class	377,839	4,760,768
VIP Growth Portfolio Investor Class	129,120	4,777,448
VIP Mid Cap Portfolio Investor Class	50,688	1,652,442
VIP Value Portfolio Investor Class	373,304	4,102,607
VIP Value Strategies Portfolio Investor Class	179,116	1,737,424
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,943,250)		25,915,534
International Equity Funds - 19.5%

Developed International Equity Funds - 16.7%
VIP Overseas Portfolio Investor Class R	460,179	7,698,794
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Investor Class R	129,490	1,280,653
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,834,491)		8,979,447
Bond Funds - 24.3%

High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class	597,069	3,319,704
Investment Grade Bond Funds - 17.1%
VIP Investment Grade Bond Portfolio Investor Class	613,688	7,855,205
TOTAL BOND FUNDS (Cost $11,364,072)		11,174,909
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $50,141,813)		46,069,890
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 46,069,889
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (cost $50,141,813) - See accompanying schedule		$ 46,069,890
Receivable for fund shares sold		190,628
Total assets		46,260,518

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	185,444
Payable for fund shares redeemed	5,183
Total liabilities		190,629

Net Assets		$ 46,069,889
Net Assets consist of:
Paid in capital		$ 50,480,779
Accumulated undistributed net realized gain (loss) on investments		(338,967)
Net unrealized appreciation (depreciation) on investments		(4,071,923)
Net Assets, for 4,896,339 shares outstanding		$ 46,069,889
Net Asset Value, offering price and redemption price per share ($46,069,889 ÷ 4,896,339 shares)		$ 9.41

Statement of Operations

	Year ended December 31, 2010

Investment Income
Income distributions from underlying funds		$ 843,098

Expenses
Independent trustees' compensation	$ 133
Total expenses before reductions	133
Expense reductions	(133)	0
Net investment income (loss)		843,098
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	238,687
Capital gain distributions from underlying funds	125,619
Total net realized gain (loss)		364,306
Change in net unrealized appreciation (depreciation) on underlying funds		4,779,150
Net gain (loss)		5,143,456
Net increase (decrease) in net assets resulting from operations		$ 5,986,554

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 843,098	$ 815,117
Net realized gain (loss)	364,306	524,444
Change in net unrealized appreciation (depreciation)	4,779,150	6,784,077
Net increase (decrease) in net assets resulting from operations	5,986,554	8,123,638
Distributions to shareholders from net investment income	(850,947)	(799,682)
Distributions to shareholders from net realized gain	(588,834)	(516,972)
Total distributions	(1,439,781)	(1,316,654)
Share transactions Proceeds from sales of shares	9,717,483	6,116,678
Reinvestment of distributions	1,439,781	1,316,654
Cost of shares redeemed	(4,193,863)	(4,466,810)
Net increase (decrease) in net assets resulting from share transactions	6,963,401	2,966,522
Total increase (decrease) in net assets	11,510,174	9,773,506

Net Assets
Beginning of period	34,559,715	24,786,209
End of period (including undistributed net investment income of $0 and $19,651, respectively)	$ 46,069,889	$ 34,559,715
Other Information Shares
Sold	1,100,150	850,175
Issued in reinvestment of distributions	157,171	176,673
Redeemed	(485,488)	(623,714)
Net increase (decrease)	771,833	403,134

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 12.48	$ 11.72	$ 10.42
Income from Investment Operations
Net investment income (loss)C	.19	.21	.23	.30	.20
Net realized and unrealized gain (loss)	1.15	1.85	(4.78)	.99	1.16
Total from investment operations	1.34	2.06	(4.55)	1.29	1.36
Distributions from net investment income	(.18)	(.20)	(.29)	(.29)	(.06)
Distributions from net realized gain	(.13)	(.14)	(.98)	(.24)	-
Total distributions	(.31)	(.34)	(1.27)	(.53)	(.06)
Net asset value, end of period	$ 9.41	$ 8.38	$ 6.66	$ 12.48	$ 11.72
Total Return A, B	16.12%	31.57%	(38.13)%	11.28%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.20%	2.86%	2.38%	2.41%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,070	$ 34,560	$ 24,786	$ 31,355	$ 14,728
Portfolio turnover rate	26%	21%	19%	12%	36%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income	$ 32,394,020	$ 1,022,388	$ (949,828)	$ 72,560
VIP Investor Freedom 2005	11,053,223	274,769	(890,235)	(615,466)
VIP Investor Freedom 2010	60,103,512	907,420	(6,419,524)	(5,512,104)
VIP Investor Freedom 2015	74,618,460	1,723,371	(7,082,410)	(5,359,039)
VIP Investor Freedom 2020	105,423,068	2,615,630	(11,495,932)	(8,880,302)
VIP Investor Freedom 2025	46,130,040	3,005,138	(4,605,655)	(1,600,517)
VIP Investor Freedom 2030	50,480,780	1,819,128	(6,230,018)	(4,410,890)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income	$ 14,604	$ 18,755	$ -	$ 72,560
VIP Investor Freedom 2005	15,362	5,187	-	(615,466)
VIP Investor Freedom 2010	-	-	(148,328)	(5,512,104)
VIP Investor Freedom 2015	-	-	-	(5,359,039)
VIP Investor Freedom 2020	27,090	13,456	-	(8,880,302)
VIP Investor Freedom 2025	-	-	-	(1,600,517)
VIP Investor Freedom 2030	-	-	-	(4,410,890)

The tax character of distributions paid was as follows:

December 31, 2010
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$ 821,948	$ 69,847	$ 891,795
VIP Investor Freedom 2005	287,925	127,829	415,754
VIP Investor Freedom 2010	1,353,042	-	1,353,042
VIP Investor Freedom 2015	2,362,926	474,334	2,837,260
VIP Investor Freedom 2020	2,873,180	512,069	3,385,249
VIP Investor Freedom 2025	1,152,198	43,905	1,196,103
VIP Investor Freedom 2030	1,250,065	189,716	1,439,781
December 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$ 1,043,955	$ 106,009	$ 1,149,964
VIP Investor Freedom 2005	407,802	36,300	444,102
VIP Investor Freedom 2010	2,033,635	341,968	2,375,603
VIP Investor Freedom 2015	2,762,640	334,209	3,096,849
VIP Investor Freedom 2020	2,844,226	323,563	3,167,789
VIP Investor Freedom 2025	1,156,952	182,912	1,339,864
VIP Investor Freedom 2030	1,068,467	248,187	1,316,654

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	12,645,489	7,005,448
VIP Investor Freedom 2005	6,415,417	6,176,042
VIP Investor Freedom 2010	17,526,493	15,364,541
VIP Investor Freedom 2015	22,619,137	19,406,610
VIP Investor Freedom 2020	32,889,062	26,321,858
VIP Investor Freedom 2025	17,872,588	10,987,684
VIP Investor Freedom 2030	16,549,634	10,057,297

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc., (Strategic Advisers) an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Investor Freedom Income	0%	$ 104
VIP Investor Freedom 2005	0%	35
VIP Investor Freedom 2010	0%	177
VIP Investor Freedom 2015	0%	220
VIP Investor Freedom 2020	0%	302
VIP Investor Freedom 2025	0%	131
VIP Investor Freedom 2030	0%	133

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products V and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds), each a fund of Variable Insurance Products V Trust at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-
present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Dividends	Capital Gains
VIP Investor Freedom Income Portfolio	02/11/2011	02/11/2011	$0.000	$0.012
VIP Investor Freedom 2005 Portfolio	02/11/2011	02/11/2011	$0.000	$0.020
VIP Investor Freedom 2010 Portfolio	02/11/2011	02/11/2011	$0.000	$0.000
VIP Investor Freedom 2015 Portfolio	02/11/2011	02/11/2011	$0.000	$0.000
VIP Investor Freedom 2020 Portfolio	02/11/2011	02/11/2011	$0.000	$0.005
VIP Investor Freedom 2025 Portfolio	02/11/2011	02/11/2011	$0.000	$0.000
VIP Investor Freedom 2030 Portfolio	02/11/2011	02/11/2011	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Investor Freedom Income Portfolio	$88,602
VIP Investor Freedom 2005 Portfolio	$119,245
VIP Investor Freedom 2015 Portfolio	$463,593
VIP Investor Freedom 2020 Portfolio	$525,524
VIP Investor Freedom 2025 Portfolio	$39,296
VIP Investor Freedom 2030 Portfolio	$176,113

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Investor Freedom Income Portfolio	5.07%
VIP Investor Freedom 2005 Portfolio	4.03%
VIP Investor Freedom 2010 Portfolio	4.98%
VIP Investor Freedom 2015 Portfolio	3.77%
VIP Investor Freedom 2020 Portfolio	3.53%
VIP Investor Freedom 2025 Portfolio	3.14%
VIP Investor Freedom 2030 Portfolio	2.45%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	February, 2010	December, 2010
VIP Investor Freedom Income Portfolio	1%	6%
VIP Investor Freedom 2005 Portfolio	0%	11%
VIP Investor Freedom 2010 Portfolio	0%	14%
VIP Investor Freedom 2015 Portfolio	1%	13%
VIP Investor Freedom 2020 Portfolio	2%	16%
VIP Investor Freedom 2025 Portfolio	5%	20%
VIP Investor Freedom 2030 Portfolio	0%	24%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than VIP Investor Freedom Income Portfolio).

VIP Investor Freedom 2005 Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Investor Freedom 2010 Portfolio

Annual Report

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Investor Freedom 2015 Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Investor Freedom 2020 Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2025 Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

VIP Investor Freedom 2030 Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

VIP Investor Freedom Income Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

Annual Report

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

Annual Report

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Total Expenses. In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of management fees, total expenses, and fees charged to other Fidelity clients, the Board concluded that each fund's management fee and the total expenses of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-ANN-0211
1.814507.105

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Fidelity VIP Investment Grade Central Fund Financial Statements	<Click Here>	Complete list of investments and financial statements for Fidelity VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
VIP Investment Grade Bond Portfolio - Initial Class	7.80%	5.62%	5.85%
VIP Investment Grade Bond Portfolio - Service Class	7.68%	5.53%	5.74%
VIP Investment Grade Bond Portfolio - Service Class 2	7.55%	5.38%	5.59%
VIP Investment Grade Bond Portfolio - Investor Class A	7.79%	5.60%	5.84%

A The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Bond Portfolio: For the year, the fund's share classes outperformed the Barclays Capital® U.S. Aggregate Bond Index. By way of review, virtually all of the fund's assets were invested in VIP Investment Grade Central Fund, which I also manage, with the remainder invested in individual securities, short-term repurchase agreements and Fidelity® Specialized High Income Central Fund. This discussion of the fund's performance reflects its holdings in aggregate, including the underlying central funds and other investments I just mentioned. Sector selection was a key factor behind the fund's outperformance. Significant overweightings in higher-yielding, riskier segments of the investment-grade bond market, including commercial mortgage-backed securities and investment-grade corporate bonds, proved beneficial because they substantially outpaced both the index and most high-quality federal-government-backed categories - including Treasuries, mortgage-backed securities and government agency debentures - in which the fund was underweighted. Elsewhere, the fund's out-of-index stake in collateralized mortgage obligations and high-yield corporates also proved advantageous. Security selection overall was a plus. Among corporates, a large overweighting in financials was particularly helpful. In the mortgage segment, the fund's focus on securities with some measure of protection against prepayment proved beneficial. Additionally, investments in TIPS bolstered relative performance. Detracting from performance was the fund's small exposure to European corporate bonds. These securities faltered amid growing concerns about the debt woes of many countries on the continent. During the period, I sold some corporate bonds based on valuation concerns.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Initial Class	.41%
Actual		$ 1,000.00	$ 1,020.80	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,023.14	$ 2.09
Service Class	.51%
Actual		$ 1,000.00	$ 1,020.70	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60
Service Class 2.65%
Actual		$ 1,000.00	$ 1,020.50	$ 3.31
Hypothetical A		$ 1,000.00	$ 1,021.93	$ 3.31
Investor Class	.45%
Actual		$ 1,000.00	$ 1,021.30	$ 2.29
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
U.S. Government and U.S. Government Agency Obligations† 69.8%	U.S. Government and U.S. Government Agency Obligations† 56.3%
AAA 7.8%	AAA 7.5%
AA 2.2%	AA 3.0%
A 7.6%	A 7.9%
BBB 13.2%	BBB 12.7%
BB and Below 5.8%	BB and Below 4.7%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets*** (6.5)%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of December 31, 2010
6 months ago
Years	6.1	6.1

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	4.5	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Corporate Bonds 24.7%		Corporate Bonds 24.2%
	U.S. Government and U.S. Government Agency Obligations† 69.8%		U.S. Government and U.S. Government Agency Obligations† 56.3%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.3%
	CMOs and Other Mortgage Related Securities 8.9%		CMOs and Other Mortgage Related Securities 8.9%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets*** (6.5)%		Short-Term Investments and Net Other Assets 7.7%
* Foreign investments	3.3%	** Foreign investments	4.7%
* Futures and Swaps	2.4%	** Futures and Swaps	2.2%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Fixed-Income Central Funds - 97.7%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 95.8%
Fidelity VIP Investment Grade Central Fund (d)	26,810,456	$ 2,820,191,876
HIGH YIELD FIXED-INCOME FUNDS - 1.9%
Fidelity Specialized High Income Central Fund (c)	554,410	55,590,665
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,810,844,569)		2,875,782,541
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,447,860)	$ 1,750,000	1,857,118
Asset-Backed Securities - 0.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.6606% 1/22/13 (a)(b)	1,800,000	18,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/8/16 (a)	968,234	940,041
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	744,747
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	446,838
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (e)	1,830,000	269,925
Series 2006-1 Class AIO, 5.5% 4/25/11 (e)	4,087,648	51,987
Series 2006-2 Class AIO, 6% 8/25/11 (e)	2,030,000	60,009
Series 2006-3 Class AIO, 7.1% 1/25/12 (e)	10,830,000	595,650
Series 2006-4 Class AIO, 6.35% 2/27/12 (e)	7,800,000	489,609
Series 2007-1 Class AIO, 7.27% 4/25/12 (e)	9,280,000	788,800
Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	6,820,000	635,870

	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	$ 180,261	$ 0
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,193,044
TOTAL ASSET-BACKED SECURITIES (Cost $8,033,409)		6,234,520
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.9%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9906% 11/25/35 (b)	10,369,858	6,156,800
Class 2A3, 1.8417% 11/25/35 (b)	2,461,865	1,405,542
Series 2005-56:
Class 4A1, 0.5706% 11/25/35 (b)	1,933,961	1,178,798
Class 5A1, 0.5806% 11/25/35 (b)	3,109,556	1,692,867
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5006% 4/25/36 (b)	5,180,099	3,013,882
Series 2006-5 Class A1A, 0.4506% 7/25/36 (b)	4,043,397	2,299,906
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4706% 5/25/47 (b)	691,115	437,230
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4306% 2/25/37 (b)	1,874,794	1,313,887
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3417% 1/25/46 (b)	4,307,830	2,416,861
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4506% 7/25/46 (b)	8,305,839	5,070,958
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.8551% 3/25/35 (b)	1,068,768	632,248
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,542,492)		25,618,979
Cash Equivalents - 1.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) # (Cost $39,778,000)	$ 39,778,868	$ 39,778,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,885,646,330)	2,949,271,158
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,348,183)
NET ASSETS - 100%	$ 2,943,922,975
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,199,788 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(d) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,778,000 due 1/03/11 at 0.26%
BNP Paribas Securities Corp.	$ 4,563,110
Bank of America NA	4,881,637
Barclays Capital, Inc.	1,525,512
Credit Agricole Securities (USA), Inc.	373,238
HSBC Securities (USA), Inc.	1,220,409
ING Financial Markets LLC	1,464,491
J.P. Morgan Securities, Inc.	1,220,409
Merrill Lynch Government Securities, Inc.	2,196,737
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,439,786
Mizuho Securities USA, Inc.	9,763,274
Societe Generale, New York Branch	2,440,819
Wells Fargo Securities LLC	7,688,578
$ 39,778,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 3,738,327
Fidelity VIP Investment Grade Central Fund	110,038,491
Total	$ 113,776,818
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 49,151,300	$ 3,738,327	$ -	$ 55,590,665	12.1%
Fidelity VIP Investment Grade Central Fund	3,022,577,174	229,720,199	459,929,585	2,820,191,876	75.0%
Total	$ 3,071,728,474	$ 233,458,526	$ 459,929,585	$ 2,875,782,541
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,857,118	$ -	$ 1,857,118	$ -
Asset-Backed Securities	6,234,520	-	5,726,911	507,609
Collateralized Mortgage Obligations	25,618,979	-	25,618,979	-
Fixed-Income Funds	2,875,782,541	2,875,782,541	-	-
Cash Equivalents	39,778,000	-	39,778,000	-
Total Investments in Securities:	$ 2,949,271,158	$ 2,875,782,541	$ 72,981,008	$ 507,609
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	40,846
Cost of Purchases	586,583
Proceeds of Sales	-
Amortization/Accretion	(119,820)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 507,609
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 40,846

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $39,778,000) - See accompanying schedule: Unaffiliated issuers (cost $74,801,761)	$ 73,488,617
Fidelity Central Funds (cost $2,810,844,569)	2,875,782,541
Total Investments (cost $2,885,646,330)		$ 2,949,271,158
Cash		706
Receivable for fund shares sold		2,659,740
Interest receivable		64,946
Prepaid expenses		7,888
Total assets		2,952,004,438

Liabilities
Payable for investments purchased	$ 17,682
Payable for fund shares redeemed	6,721,825
Accrued management fee	819,276
Distribution and service plan fees payable	235,099
Other affiliated payables	258,346
Other payables and accrued expenses	29,235
Total liabilities		8,081,463

Net Assets		$ 2,943,922,975
Net Assets consist of:
Paid in capital		$ 2,829,297,740
Undistributed net investment income		555,736
Accumulated undistributed net realized gain (loss) on investments		50,444,671
Net unrealized appreciation (depreciation) on investments		63,624,828
Net Assets		$ 2,943,922,975

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($1,110,373,224 ÷ 86,517,004 shares)	$ 12.83

Service Class: Net Asset Value, offering price and redemption price per share ($283,962,448 ÷ 22,303,048 shares)	$ 12.73

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,011,651,803 ÷ 80,309,603 shares)	$ 12.60

Investor Class: Net Asset Value, offering price and redemption price per share ($537,935,500 ÷ 42,029,059 shares)	$ 12.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Interest		$ 4,823,326
Income from Fidelity Central Funds		113,776,818
Total income		118,600,144

Expenses
Management fee	$ 9,867,462
Transfer agent fees	2,536,566
Distribution and service plan fees	3,191,817
Accounting fees and expenses	996,045
Custodian fees and expenses	4,686
Independent trustees' compensation	11,459
Registration fees	2,572
Audit	50,887
Legal	14,416
Miscellaneous	39,616
Total expenses before reductions	16,715,526
Expense reductions	(241,448)	16,474,078
Net investment income		102,126,066
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	968,072
Fidelity Central Funds	9,758,488
Capital gain distributions from Fidelity Central Funds	99,735,555
Total net realized gain (loss)		110,462,115
Change in net unrealized appreciation (depreciation) on investment securities		20,788,788
Net gain (loss)		131,250,903
Net increase (decrease) in net assets resulting from operations		$ 233,376,969

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 102,126,066	$ 109,761,887
Net realized gain (loss)	110,462,115	2,163,300
Change in net unrealized appreciation (depreciation)	20,788,788	270,387,352
Net increase (decrease) in net assets resulting from operations	233,376,969	382,312,539
Distributions to shareholders from net investment income	(102,934,619)	(231,145,149)
Distributions to shareholders from net realized gain	(32,318,250)	(11,161,010)
Total distributions	(135,252,869)	(242,306,159)
Share transactions - net increase (decrease)	(261,188,374)	591,004,922
Total increase (decrease) in net assets	(163,064,274)	731,011,302

Net Assets
Beginning of period	3,106,987,249	2,375,975,947
End of period (including undistributed net investment income of $555,736 and undistributed net investment income of $1,802,543, respectively)	$ 2,943,922,975	$ 3,106,987,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.84	$ 12.76	$ 12.76	$ 12.76
Income from Investment Operations
Net investment income C	.443	.510	.592	.610	.591
Net realized and unrealized gain (loss)	.528	1.266	(.987)	(.076)	(.060)
Total from investment operations	.971	1.776	(.395)	.534	.531
Distributions from net investment income	(.476)	(1.087)	(.515)	(.534)	(.501)
Distributions from net realized gain	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.621)	(1.136)	(.525)	(.534)	(.531)
Net asset value, end of period	$ 12.83	$ 12.48	$ 11.84	$ 12.76	$ 12.76
Total Return A, B	7.80%	15.72%	(3.25)%	4.35%	4.35%
Ratios to Average Net Assets D, F
Expenses before reductions	.43%	.45%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.42%	.45%	.43%	.43%	.44%
Expenses net of all reductions	.42%	.45%	.43%	.43%	.44%
Net investment income	3.38%	4.19%	4.84%	4.88%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,110,373	$ 1,083,773	$ 936,912	$ 1,134,915	$ 1,184,942
Portfolio turnover rate E	8%	3%	14%	2%	34%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.75	$ 12.68	$ 12.68	$ 12.68
Income from Investment Operations
Net investment income C	.427	.495	.572	.593	.575
Net realized and unrealized gain (loss)	.521	1.262	(.986)	(.069)	(.053)
Total from investment operations	.948	1.757	(.414)	.524	.522
Distributions from net investment income	(.463)	(1.068)	(.506)	(.524)	(.492)
Distributions from net realized gain	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.608)	(1.117)	(.516)	(.524)	(.522)
Net asset value, end of period	$ 12.73	$ 12.39	$ 11.75	$ 12.68	$ 12.68
Total Return A, B	7.68%	15.67%	(3.42)%	4.29%	4.30%
Ratios to Average Net Assets D, F
Expenses before reductions	.53%	.54%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%	.54%	.53%	.53%	.54%
Expenses net of all reductions	.52%	.54%	.53%	.53%	.54%
Net investment income	3.28%	4.09%	4.75%	4.78%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,962	$ 259,246	$ 202,501	$ 147,990	$ 99,633
Portfolio turnover rate E	8%	3%	14%	2%	34%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 11.62	$ 12.55	$ 12.56	$ 12.57
Income from Investment Operations
Net investment income C	.402	.473	.551	.568	.551
Net realized and unrealized gain (loss)	.520	1.244	(.975)	(.064)	(.053)
Total from investment operations	.922	1.717	(.424)	.504	.498
Distributions from net investment income	(.437)	(1.028)	(.496)	(.514)	(.478)
Distributions from net realized gain	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.582)	(1.077)	(.506)	(.514)	(.508)
Net asset value, end of period	$ 12.60	$ 12.26	$ 11.62	$ 12.55	$ 12.56
Total Return A, B	7.55%	15.47%	(3.54)%	4.17%	4.14%
Ratios to Average Net Assets D, F
Expenses before reductions	.68%	.69%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.67%	.69%	.67%	.68%	.69%
Expenses net of all reductions	.67%	.69%	.67%	.68%	.69%
Net investment income	3.13%	3.94%	4.60%	4.63%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,011,652	$ 1,240,935	$ 930,150	$ 1,018,017	$ 497,504
Portfolio turnover rate E	8%	3%	14%	2%	34%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.81	$ 12.73	$ 12.74	$ 12.75
Income from Investment Operations
Net investment income C	.438	.511	.586	.603	.583
Net realized and unrealized gain (loss)	.529	1.263	(.983)	(.079)	(.055)
Total from investment operations	.967	1.774	(.397)	.524	.528
Distributions from net investment income	(.472)	(1.085)	(.513)	(.534)	(.508)
Distributions from net realized gain	(.145)	(.049)	(.010)	-	(.030)
Total distributions	(.617)	(1.134)	(.523)	(.534)	(.538)
Net asset value, end of period	$ 12.80	$ 12.45	$ 11.81	$ 12.73	$ 12.74
Total Return A, B	7.79%	15.75%	(3.28)%	4.28%	4.33%
Ratios to Average Net Assets D, F
Expenses before reductions	.46%	.48%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.46%	.48%
Expenses net of all reductions	.45%	.45%	.45%	.46%	.48%
Net investment income	3.35%	4.18%	4.82%	4.84%	4.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 537,936	$ 523,032	$ 306,413	$ 284,223	$ 168,456
Portfolio turnover rate E	8%	3%	14%	2%	34%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 125,081,176
Gross unrealized depreciation	(3,720,942)
Net unrealized appreciation (depreciation)	$ 121,360,234
Tax Cost	$ 2,827,910,924

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 452,233
Undistributed long-term capital gain	$ 47,565,134
Net unrealized appreciation (depreciation)	$ 121,360,234

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 135,252,869	$ 242,306,159

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $241,769,499 and $468,637,845, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 282,189
Service Class 2	2,909,628
$ 3,191,817

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .01% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC has agreed to voluntarily waive this fee until December 31, 2010. (See Note 8: Expense Reductions.) For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 861,479
Service Class	209,893
Service Class 2	857,799
Investor Class	607,395
$ 2,536,566

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12,364 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

In addition to FIIOC waiving a portion of its transfer agent fees, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Fees were waived and/or expenses were reimbursed for the following classes during the period:

	Expense Limitations	Reimbursement/Waiver
Initial Class	0.45%	$ 80,979
Service Class	0.55%	20,476
Service Class 2	0.70%	84,299
Investor Class	0.45%	55,694
		$ 241,448

Effective May 1, 2011, the expense limitations will be eliminated.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Initial Class	$ 39,652,079	$ 87,610,201
Service Class	9,934,693	19,954,637
Service Class 2	33,971,385	88,033,795
Investor Class	19,376,462	35,546,516
Total	$ 102,934,619	$ 231,145,149

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended December 31,	2010	2009
From net realized gain
Initial Class	$ 12,070,578	$ 4,011,757
Service Class	3,112,885	945,912
Service Class 2	11,186,239	4,432,173
Investor Class	5,948,548	1,771,168
Total	$ 32,318,250	$ 11,161,010

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Initial Class
Shares sold	14,591,614	15,591,090	$ 191,644,371	$ 191,599,400
Reinvestment of distributions	4,047,794	7,704,191	51,722,657	91,621,958
Shares redeemed	(18,940,310)	(15,602,320)	(248,258,905)	(188,710,961)
Net increase (decrease)	(300,902)	7,692,961	$ (4,891,877)	$ 94,510,397
Service Class
Shares sold	4,596,946	5,896,195	$ 59,682,718	$ 71,123,720
Reinvestment of distributions	1,029,933	1,768,247	13,047,578	20,900,549
Shares redeemed	(4,250,312)	(3,968,274)	(55,672,659)	(47,914,261)
Net increase (decrease)	1,376,567	3,696,168	$ 17,057,637	$ 44,110,008
Service Class 2
Shares sold	15,013,576	30,001,161	$ 192,078,938	$ 360,275,824
Reinvestment of distributions	3,601,813	7,883,820	45,157,624	92,465,968
Shares redeemed	(39,548,465)	(16,703,361)	(509,866,109)	(196,872,876)
Net increase (decrease)	(20,933,076)	21,181,620	$ (272,629,547)	$ 255,868,916
Investor Class
Shares sold	8,642,451	16,665,565	$ 113,090,085	$ 204,785,485
Reinvestment of distributions	1,988,124	3,117,232	25,325,010	37,317,684
Shares redeemed	(10,609,871)	(3,716,578)	(139,139,682)	(45,587,568)
Net increase (decrease)	20,704	16,066,219	$ (724,587)	$ 196,515,601

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 40% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Bond Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/11/11	02/11/11	$0.005	$0.214

Service Class	02/11/11	02/11/11	$0.005	$0.214

Service Class 2	02/11/11	02/11/11	$0.005	$0.214

Investor Class	02/11/11	02/11/11	$0.005	$0.214

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $47,565,134, or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Investment Grade Bond Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Initial Class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of December 31, 2010 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
Fidelity® VIP Investment Grade Central Fund	8.12%	7.02%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Ford O'Neil, Portfolio Manager of Fidelity® VIP Investment Grade Central Fund: For the year, the fund returned 8.12%, outpacing the Barclays Capital® U.S. Aggregate Bond Index. Sector selection was a key factor behind the fund's outperformance. Specifically, significant overweightings in higher-yielding, riskier segments of the investment-grade bond market - most notably corporate bonds and commercial mortgage-backed securities (CMBS) - bolstered relative performance, as these sectors significantly outpaced the index. A corresponding underweighting in lagging U.S. government bonds also helped, as did an out-of-index stake in Treasury Inflation-Protected Securities (TIPS). Advantageous security selection further boosted results, particularly among corporates and government-agency-backed mortgage securities. Within the corporate sector, an overweighting in bonds issued by financial companies - led by real estate investment trusts (REITS) - helped lift the fund's performance, as the area was a standout during the year. Among mortgages, a focus on securities with some measure of protection against prepayment - including those backed by older loans, low-balance loans, 15-year mortgages and hybrid adjustable-rate mortgages - proved beneficial. Detracting from results was exposure to European corporate bonds, which faltered in response to the continent's debt woes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Actual	.0027%	$ 1,000.00	$ 1,021.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
U.S. Government and U.S. Government Agency Obligations† 72.9%	U.S. Government and U.S. Government Agency Obligations† 58.7%
AAA 8.2%	AAA 7.7%
AA 2.3%	AA 3.3%
A 7.9%	A 8.2%
BBB 13.5%	BBB 12.8%
BB and Below 3.2%	BB and Below 2.3%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets*** (8.1)%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of December 31, 2010
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	4.7	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2010 *		As of June 30, 2010 **
	Corporate Bonds 23.9%		Corporate Bonds 23.5%
	U.S. Government and U.S. Government Agency Obligations† 72.9%		U.S. Government and U.S. Government Agency Obligations† 58.7%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 2.3%
	CMOs and Other Mortgage Related Securities 8.2%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets*** (8.1)%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	3.2%	**Foreign investments	4.3%
* Futures and Swaps	2.4%	**Futures and Swaps	2.3%
*** Short-Term Investments and Net Other Assets are not included in the pie chart.
† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,100,000	$ 2,171,705
5.875% 1/15/36	5,329,000	4,670,789
		6,842,494
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	1,975,485
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,205,286
5.5% 3/15/11	2,675,000	2,701,108
5.7% 5/15/18	2,400,000	2,641,262
6.4% 3/1/40	2,884,000	3,091,259
6.45% 3/15/37	1,410,000	1,506,536
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,718,764
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,741,572
6.35% 6/1/40	2,421,000	2,614,876
NBC Universal, Inc.:
3.65% 4/30/15 (c)	1,200,000	1,230,834
5.15% 4/30/20 (c)	3,234,000	3,352,442
6.4% 4/30/40 (c)	3,340,000	3,546,960
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,264,068
News America, Inc.:
6.15% 3/1/37	1,745,000	1,819,307
6.2% 12/15/34	5,840,000	6,131,912
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,752,674
6.2% 7/1/13	7,000,000	7,774,424
6.75% 7/1/18	4,425,000	5,158,130
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,223,746
6.5% 11/15/36	2,337,000	2,554,208
Viacom, Inc.:
6.125% 10/5/17	1,312,000	1,480,120
6.75% 10/5/37	935,000	1,057,487
		69,542,460
TOTAL CONSUMER DISCRETIONARY		76,384,954
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (c)	3,000,000	3,430,785
7.75% 1/15/19 (c)	3,200,000	3,981,914
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,838,686

	Principal Amount	Value
FBG Finance Ltd. 5.125% 6/15/15 (c)	$ 2,185,000	$ 2,318,746
		11,570,131
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	3,037,000	2,926,909
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,894,810
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,397,635
6.125% 2/1/18	3,684,000	4,208,215
6.5% 8/11/17	3,514,000	4,090,549
		16,591,209
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	5,870,556
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,143,731
5.65% 5/16/18	2,751,000	3,101,543
Reynolds American, Inc. 7.25% 6/15/37	3,085,000	3,207,576
		15,323,406
TOTAL CONSUMER STAPLES		46,411,655
ENERGY - 2.7%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	3,859,688
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	3,902,000	3,862,695
		7,722,383
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	3,512,000	3,825,646
Apache Corp. 5.1% 9/1/40	3,242,000	3,150,047
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,481,810
ConocoPhillips 5.75% 2/1/19	3,900,000	4,444,495
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,134,124
Duke Capital LLC 6.25% 2/15/13	855,000	927,249
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,571,943
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,571,885
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	356,364
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,455,263
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,496,000	1,678,080
6.85% 1/15/40 (c)	5,616,000	6,527,213
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,898,400
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35	$ 5,405,000	$ 5,025,764
6.4% 5/15/37	2,125,000	2,058,874
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,980,000	2,137,034
Pemex Project Funding Master Trust 0.9034% 12/3/12 (c)(j)	410,000	407,335
Petro-Canada:
6.05% 5/15/18	1,480,000	1,681,523
6.8% 5/15/38	3,485,000	3,969,781
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,320,000	2,407,158
6.875% 1/20/40	6,213,000	6,461,520
7.875% 3/15/19	4,277,000	5,056,141
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,229,814
6.125% 1/15/17	1,250,000	1,372,470
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,109,558
5.5% 9/30/14 (c)	2,808,000	3,024,238
5.832% 9/30/16 (c)	2,118,975	2,277,898
6.332% 9/30/27 (c)	2,415,000	2,549,322
6.75% 9/30/19 (c)	1,838,000	2,131,972
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,363,742
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	707,226
		93,993,889
TOTAL ENERGY		101,716,272
FINANCIALS - 12.4%
Capital Markets - 2.6%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	4,375,000	4,747,654
6.95% 8/10/12	2,070,000	2,258,362
BlackRock, Inc. 6.25% 9/15/17	1,507,000	1,696,419
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,284,078
5.625% 1/15/17	3,000,000	3,172,314
5.95% 1/18/18	755,000	819,087
6.15% 4/1/18	5,954,000	6,556,503
6.75% 10/1/37	3,421,000	3,497,617
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	2,071,000	2,115,342
6.5% 6/15/12	6,054,000	6,547,637
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,108,438

	Principal Amount	Value
JPMorgan Chase Capital XXV 6.8% 10/1/37	$ 6,975,000	$ 7,191,860
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,390,481
7.125% 5/15/15	5,585,000	6,013,906
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,919,725
6.4% 8/28/17	1,989,000	2,102,912
6.875% 4/25/18	1,676,000	1,834,144
Morgan Stanley:
4% 7/24/15	11,995,000	12,057,194
4.75% 4/1/14	1,500,000	1,536,041
5.95% 12/28/17	2,100,000	2,221,884
6% 5/13/14	3,380,000	3,652,022
6.625% 4/1/18	10,165,000	11,026,677
7.3% 5/13/19	3,590,000	4,041,040
UBS AG Stamford Branch 5.75% 4/25/18	1,220,000	1,325,812
		98,117,149
Commercial Banks - 2.3%
Bank of America NA 5.3% 3/15/17	6,480,000	6,567,046
Credit Suisse (Guernsey) Ltd. 5.86% (j)	4,785,000	4,521,825
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,551,716
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (c)(j)	280,110	273,725
Discover Bank:
7% 4/15/20	1,891,000	2,032,904
8.7% 11/18/19	6,339,000	7,461,726
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,954,246
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,136,262
8.25% 3/1/38	4,319,000	4,970,517
Fifth Third Bank 4.75% 2/1/15	487,000	505,070
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,585,000	1,505,750
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,434,487
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,057,104
KeyBank NA:
5.8% 7/1/14	2,049,000	2,195,526
6.95% 2/1/28	800,000	814,176
KeyBank NA, Cleveland 5.45% 3/3/16	1,618,000	1,702,704
Korea Development Bank 5.3% 1/17/13	3,805,000	4,028,411
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (j)	269,000	265,788
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,824,759
5% 1/17/17	2,497,000	2,533,761
5.25% 9/4/12	1,200,000	1,236,642
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp. 3.625% 2/8/15	$ 1,165,000	$ 1,204,556
Regions Bank:
6.45% 6/26/37	3,952,000	3,512,340
7.5% 5/15/18	2,383,000	2,454,490
Regions Financial Corp.:
5.75% 6/15/15	814,000	796,703
7.75% 11/10/14	2,367,000	2,461,680
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,558,660
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,671,313
Wachovia Corp. 4.875% 2/15/14	785,000	826,669
Wells Fargo & Co.:
3.625% 4/15/15	4,064,000	4,214,136
3.75% 10/1/14	3,750,000	3,914,569
		86,189,261
Consumer Finance - 0.7%
Capital One Financial Corp. 5.7% 9/15/11	1,991,000	2,055,321
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,496,639
3.5% 6/29/15	1,573,000	1,600,559
5.625% 9/15/17	2,420,000	2,653,530
5.625% 5/1/18	9,700,000	10,577,986
5.875% 1/14/38	3,600,000	3,736,976
6.375% 11/15/67 (j)	4,000,000	3,960,000
		27,081,011
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17	12,165,000	12,659,215
BP Capital Markets PLC 3.125% 10/1/15	3,694,000	3,691,462
Capital One Capital V 10.25% 8/15/39	1,378,000	1,474,460
Citigroup, Inc.:
4.75% 5/19/15	10,152,000	10,630,129
5.375% 8/9/20	3,993,000	4,148,755
5.5% 4/11/13	1,390,000	1,480,114
6.125% 5/15/18	6,240,000	6,836,088
6.5% 8/19/13	8,073,000	8,864,630
JPMorgan Chase & Co. 6.3% 4/23/19	3,920,000	4,461,960
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,375,000	3,263,164
5.35% 4/15/12 (c)	1,700,000	1,733,142
5.5% 1/15/14 (c)	2,405,000	2,386,424
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,096,132
5.15% 3/15/20	1,545,000	1,601,803
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,655,615

	Principal Amount	Value
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	$ 500,000	$ 487,875
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	990,600
		69,461,568
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,063,624
American International Group, Inc. 8.175% 5/15/68 (j)	3,075,000	3,274,288
Aon Corp.:
3.5% 9/30/15	1,538,000	1,538,758
5% 9/30/20	1,792,000	1,808,667
6.25% 9/30/40	1,150,000	1,182,175
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	446,612
Lincoln National Corp. 7% 5/17/66 (j)	4,799,000	4,679,025
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	1,455,000	1,947,411
MetLife, Inc.:
2.375% 2/6/14	2,161,000	2,171,256
4.75% 2/8/21	1,477,000	1,508,051
5.875% 2/6/41	1,140,000	1,201,934
6.75% 6/1/16	3,234,000	3,736,928
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,137,059
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,500,636
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,589,424
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,275,361
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,944,924
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	2,985,030
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,642,201
Prudential Financial, Inc.:
7.375% 6/15/19	1,250,000	1,473,799
8.875% 6/15/38 (j)	4,682,000	5,442,825
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,409,253
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,105,476
Unum Group 5.625% 9/15/20	2,099,000	2,106,896
		67,171,613
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	528,709
Camden Property Trust 5.375% 12/15/13	2,985,000	3,197,941
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,713,000	2,737,425
5.375% 10/15/12	1,252,000	1,288,114
7.5% 4/1/17	1,944,000	2,171,625
Duke Realty LP 4.625% 5/15/13	1,047,000	1,089,510
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc. 6% 9/15/17	$ 2,405,000	$ 2,385,709
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,508,532
5.9% 4/1/20	1,046,000	1,109,301
HRPT Properties Trust:
5.75% 11/1/15	670,000	697,630
6.25% 6/15/17	4,455,000	4,557,478
UDR, Inc. 5.5% 4/1/14	3,685,000	3,917,009
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	950,573
Washington (REIT) 5.95% 6/15/11	3,042,000	3,096,318
		29,235,874
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	2,575,000	2,735,600
BioMed Realty LP 6.125% 4/15/20 (c)	1,392,000	1,469,770
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	4,987,380
5.75% 4/1/12	1,376,000	1,424,841
Colonial Properties Trust:
4.8% 4/1/11	273,000	273,634
5.5% 10/1/15	6,290,000	6,277,760
Digital Realty Trust LP 4.5% 7/15/15 (c)	1,829,000	1,840,265
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,363,077
5.5% 3/1/16	1,270,000	1,321,834
5.625% 8/15/11	3,781,000	3,859,252
5.95% 2/15/17	928,000	966,491
6.25% 5/15/13	2,913,000	3,133,770
6.5% 1/15/18	2,445,000	2,608,915
ERP Operating LP:
4.75% 7/15/20	2,827,000	2,849,203
5.375% 8/1/16	1,066,000	1,165,524
5.5% 10/1/12	3,560,000	3,801,578
5.75% 6/15/17	4,365,000	4,782,665
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,141,271
5.5% 12/15/16	2,290,000	2,479,230
6.625% 10/1/17	2,673,000	3,028,156
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,879,427
Reckson Operating Partnership LP:
5.15% 1/15/11	810,000	810,394
6% 3/31/16	3,099,000	3,192,339
Regency Centers LP:
5.875% 6/15/17	1,827,000	1,948,139
6.75% 1/15/12	2,035,000	2,110,851
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,592,494

	Principal Amount	Value
5.1% 6/15/15	$ 2,220,000	$ 2,409,590
Tanger Properties LP:
6.125% 6/1/20	1,657,000	1,778,677
6.15% 11/15/15	349,000	378,626
		72,610,753
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
3.7% 9/1/15	185,000	183,403
5.65% 5/1/18	4,438,000	4,534,624
6.5% 8/1/16	3,000,000	3,255,279
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,223,015
Independence Community Bank Corp. 2.11% 4/1/14 (j)	4,690,000	4,689,934
		15,886,255
TOTAL FINANCIALS		465,753,484
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,183,252
6.25% 6/15/14	1,108,000	1,238,702
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,632,950
		7,054,904
INDUSTRIALS - 0.6%
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	58,599	58,892
Continental Airlines, Inc.:
6.648% 3/15/19	1,468,210	1,534,279
6.795% 2/2/20	2,733,498	2,760,833
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	2,486,428	2,672,911
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,877,094	3,020,949
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,290,625	1,290,625
8.36% 7/20/20	4,631,669	4,724,303
		16,062,792
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	7,701,070
TOTAL INDUSTRIALS		23,763,862
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	$ 3,520,000	$ 3,710,710
7.6% 5/15/14	7,213,000	8,319,388
		12,030,098
Metals & Mining - 0.3%
Anglo American Capital PLC:
4.45% 9/27/20 (c)	935,000	949,495
9.375% 4/8/14 (c)	2,675,000	3,220,630
Corporacion Nacional del Cobre (Codelco) 3.75% 11/4/20 (c)	1,206,000	1,148,272
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,487,640
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,473,552
		10,279,589
TOTAL MATERIALS		22,309,687
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
6.3% 1/15/38	364,000	384,001
6.8% 5/15/36	10,939,000	12,115,096
BellSouth Capital Funding Corp. 7.875% 2/15/30	526,000	633,756
CenturyLink, Inc. 7.6% 9/15/39	2,898,000	2,920,886
Sprint Capital Corp. 6.875% 11/15/28	5,000,000	4,375,000
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,049,086
5.25% 10/1/15	192,000	196,581
6.999% 6/4/18	3,792,000	4,015,072
7.2% 7/18/36	3,523,000	3,308,315
Telefonica Emisiones SAU 5.855% 2/4/13	1,438,000	1,535,335
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,487,669
6.25% 4/1/37	1,380,000	1,472,539
6.9% 4/15/38	2,420,000	2,822,574
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,168,092
		39,484,002
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.125% 5/1/12	1,130,000	1,234,394
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,006,184
5.875% 10/1/19	4,711,000	5,120,117
6.35% 3/15/40	1,471,000	1,547,448

	Principal Amount	Value
Sprint Nextel Corp. 6% 12/1/16	$ 2,260,000	$ 2,183,725
Vodafone Group PLC 5% 12/16/13	2,775,000	3,020,821
		17,112,689
TOTAL TELECOMMUNICATION SERVICES		56,596,691
UTILITIES - 2.6%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,049,650
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,631,234
AmerenUE 6.4% 6/15/17	3,819,000	4,322,780
Commonwealth Edison Co. 5.4% 12/15/11	1,925,000	2,007,804
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	5,907,000	5,863,028
Edison International 3.75% 9/15/17	2,401,000	2,384,049
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	937,681
6% 2/2/18 (c)	1,864,000	1,742,236
FirstEnergy Corp. 7.375% 11/15/31	2,361,000	2,488,879
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,039,583
6.05% 8/15/21	3,013,000	3,095,158
Kentucky Utilities Co.:
3.25% 11/1/20 (c)	284,000	267,868
5.125% 11/1/40 (c)	2,032,000	1,993,479
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	2,670,000	2,561,382
3.75% 11/15/20 (c)	525,000	499,816
Louisville Gas & Electric Co. 5.125% 11/15/40 (c)	610,000	599,338
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,642,611
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,143,422
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,470,776
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	382,000	374,360
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,240,234
7.1% 3/1/11	3,932,000	3,971,996
Tampa Electric Co. 5.4% 5/15/21 (c)	1,329,000	1,426,764
		50,754,128
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,481,685
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 1,229,000	$ 1,353,192
6.5% 5/1/18	2,640,000	2,939,431
		11,774,308
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,483,948
Dominion Resources, Inc.:
6.25% 6/30/12	1,938,000	2,082,679
6.3% 9/30/66 (j)	9,626,000	9,385,350
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,588,092
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	3,107,413
6.5% 9/15/37	1,334,000	1,509,041
National Grid PLC 6.3% 8/1/16	4,181,000	4,773,188
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,260,439
5.45% 9/15/20	613,000	631,699
6.25% 12/15/40	837,000	850,876
6.4% 3/15/18	2,760,000	3,059,609
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	1,738,000	1,711,930
		36,444,264
TOTAL UTILITIES		98,972,700
TOTAL NONCONVERTIBLE BONDS (Cost $841,335,019)		898,964,209
U.S. Government and Government Agency Obligations - 31.9%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
0.375% 12/28/12	5,510,000	5,475,028
0.5% 10/30/12	5,199,000	5,185,254
0.75% 12/18/13	2,443,000	2,415,712
1% 4/4/12	10,285,000	10,352,500
1% 9/23/13	1,480,000	1,477,761
1.25% 8/20/13	2,517,000	2,533,446
1.75% 2/22/13	20,000,000	20,422,300
2.5% 5/15/14	1,734,000	1,799,051
2.75% 3/13/14	1,840,000	1,923,192
5% 2/16/12	2,860,000	3,003,918
Federal Home Loan Bank:
0.875% 12/27/13	250,000	247,808
1.625% 11/21/12	5,835,000	5,940,794
1.625% 3/20/13	4,450,000	4,530,398
Freddie Mac:
0.375% 11/30/12	4,019,000	3,995,075

	Principal Amount	Value
1.125% 7/27/12	$ 600,000	$ 605,404
1.75% 6/15/12	4,185,000	4,258,639
2.125% 3/23/12	204,000	208,066
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,553,220
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	250,000	250,476
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		77,178,042
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (g)	29,111,212	30,873,361
2.5% 1/15/29	8,149,120	9,243,520
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20	99,841,459	103,857,906
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		143,974,787
U.S. Treasury Obligations - 25.5%
U.S. Treasury Bonds:
3.875% 8/15/40	101,415,000	93,412,748
4.375% 11/15/39	26,390,000	26,530,184
U.S. Treasury Notes:
0.375% 9/30/12	3,346,000	3,338,026
1.375% 11/30/15	179,532,000	174,468,659
2.25% 1/31/15	42,293,000	43,416,387
2.375% 8/31/14	115,000,000	119,132,870
2.375% 9/30/14	60,000,000	62,146,860
2.375% 2/28/15	39,150,000	40,349,165
2.5% 4/30/15	40,000,000	41,353,120
2.625% 7/31/14 (g)	265,000,000	277,152,625
2.625% 11/15/20	81,608,000	76,979,276
TOTAL U.S. TREASURY OBLIGATIONS		958,279,920
Other Government Related - 0.5%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (d)	18,220,000	18,633,357
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,182,991,224)		1,198,066,106
U.S. Government Agency - Mortgage Securities - 40.7%
	Principal Amount	Value
Fannie Mae - 34.2%
1.842% 5/1/34 (j)	$ 1,452,126	$ 1,486,403
2.02% 9/1/33 (j)	738,816	755,525
2.166% 10/1/33 (j)	51,859	53,640
2.207% 7/1/35 (j)	47,282	48,850
2.297% 10/1/33 (j)	1,242,032	1,285,156
2.316% 3/1/35 (j)	20,083	20,834
2.532% 7/1/34 (j)	61,745	64,323
2.553% 10/1/33 (j)	104,917	109,799
2.561% 2/1/35 (j)	3,007,537	3,135,849
2.582% 3/1/35 (j)	65,713	68,573
2.589% 6/1/36 (j)	115,117	120,630
2.62% 8/1/36 (j)	2,182,272	2,288,076
2.622% 7/1/34 (j)	2,306,430	2,409,443
2.666% 6/1/34 (j)	585,851	611,689
2.687% 2/1/35 (j)	3,750,869	3,928,062
2.744% 9/1/34 (j)	869,796	909,066
2.749% 5/1/36 (j)	485,520	511,839
2.771% 5/1/35 (j)	267,725	281,475
2.773% 11/1/36 (j)	1,483,486	1,561,551
2.836% 9/1/35 (j)	2,314,389	2,429,476
2.949% 2/1/34 (j)	34,314	36,044
2.961% 9/1/36 (j)	1,225,737	1,298,132
2.981% 7/1/35 (j)	137,869	144,851
3% 1/1/26 (e)	16,000,000	15,667,501
3.128% 10/1/37 (j)	48,690	51,189
3.161% 4/1/36 (j)	2,269,027	2,391,610
3.5% 1/1/26 (e)(f)	9,000,000	9,064,688
3.5% 1/1/26 (e)(f)	27,000,000	27,194,063
3.5% 11/1/40 (f)	28,060,018	26,812,664
3.5% 1/1/41 (e)(f)	8,000,000	7,655,638
3.536% 7/1/37 (j)	270,895	284,653
4% 8/1/18 to 12/1/40 (f)	52,582,018	52,613,977
4% 1/1/41 (e)(f)	4,000,000	3,979,062
4% 1/1/41 (e)(f)	22,000,000	21,884,843
4% 1/1/41 (e)(f)	13,500,000	13,429,336
4% 1/1/41 (e)(f)	14,000,000	13,926,718
4% 1/1/41 (e)(f)	13,500,000	13,429,336
4.5% 6/1/24 to 11/1/40	57,978,491	59,780,947
4.5% 1/1/26 (e)	8,800,000	9,224,187
4.5% 1/1/41 (e)(f)	34,000,000	34,905,780
4.5% 1/1/41 (e)	5,100,000	5,235,867
4.5% 1/1/41 (e)	22,000,000	22,586,093
4.5% 1/1/41 (e)	18,000,000	18,479,531
5% 2/1/18 to 9/1/40	112,709,592	119,039,853
5% 1/1/41 (e)	28,000,000	29,437,187
5% 1/1/41 (e)	15,000,000	15,769,922
5% 1/1/41 (e)	24,000,000	25,231,874
5% 1/1/41 (e)	25,000,000	26,283,203
5% 1/1/41 (e)	19,000,000	19,975,234
5% 1/1/41 (e)	19,500,000	20,500,898

	Principal Amount	Value
5% 1/1/41 (e)	$ 16,000,000	$ 16,821,250
5% 1/1/41 (e)(f)	22,500,000	23,654,882
5% 1/1/41 (e)(f)	39,000,000	41,001,796
5.214% 12/1/35 (j)	675,731	710,998
5.227% 2/1/36 (j)	1,493,233	1,562,380
5.5% 4/1/16 to 12/1/39	103,273,226	110,721,617
5.5% 1/1/41 (e)	15,000,000	16,048,829
5.5% 1/1/41 (e)	59,000,000	63,125,392
5.5% 1/1/41 (e)	4,000,000	4,279,688
5.5% 1/1/41 (e)	5,000,000	5,349,610
5.5% 1/1/41 (e)	63,500,000	67,940,041
5.5% 1/1/41 (e)(f)	63,500,000	67,940,041
6% 6/1/14 to 4/1/39	51,586,975	56,047,195
6% 1/1/41 (e)	35,500,000	38,578,517
6% 1/1/41 (e)	18,000,000	19,560,938
6% 1/1/41	1,000,000	1,086,719
6% 1/1/41 (e)(f)	39,000,000	42,382,033
6% 1/1/41 (e)(f)	16,000,000	17,387,501
6% 1/1/41 (e)(f)	13,000,000	14,127,344
6.5% 6/1/11 to 9/1/38 (f)	24,763,032	27,630,163
6.5% 12/1/40 (e)(f)	5,000,000	5,564,649
6.5% 1/1/41 (e)(f)	400,000	444,500
7% 3/1/15 to 8/1/32	2,000,155	2,239,657
7.5% 7/1/16 to 11/1/31	1,652,421	1,864,735
8% 1/1/30 to 5/1/30	56,346	64,021
8.5% 3/1/25 to 6/1/25	867	999
TOTAL FANNIE MAE		1,284,530,635
Freddie Mac - 2.9%
2.194% 4/1/35 (j)	929,602	965,923
2.624% 1/1/35 (j)	274,978	287,108
2.664% 6/1/35 (j)	202,056	212,268
2.664% 3/1/36 (j)	252,888	262,289
2.961% 1/1/35 (j)	916,997	965,486
3.352% 10/1/35 (j)	160,543	170,075
3.513% 3/1/33 (j)	18,661	19,658
4% 1/1/26 (e)	1,750,000	1,797,852
4.5% 7/1/25 to 5/1/40	6,789,662	7,018,195
4.5% 1/1/41 (e)	14,000,000	14,348,907
4.5% 1/1/41 (e)	34,000,000	34,847,345
4.938% 1/1/36 (j)	787,870	814,729
5% 9/1/39 to 9/1/40	29,243,890	30,761,918
5.31% 11/1/35 (j)	462,609	489,931
6% 4/1/32 to 7/1/37	4,510,167	4,963,215
6% 1/1/41 (e)	10,500,000	11,369,531
7.5% 5/1/17 to 11/1/31	163,696	184,217
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8% 7/1/17 to 5/1/27	$ 28,060	$ 31,560
8.5% 3/1/20 to 1/1/28	138,806	158,814
TOTAL FREDDIE MAC		109,669,021
Ginnie Mae - 3.6%
4% 1/15/25 to 2/15/40	25,023,892	26,123,543
4% 1/1/41 (e)	8,000,000	8,046,875
4% 1/1/41 (e)	19,000,000	19,111,329
4.5% 3/15/39 to 6/15/40 (e)(f)	55,259,446	57,505,206
4.5% 1/1/41 (e)(f)	4,000,000	4,153,438
6% 3/15/29 to 11/15/34	7,252,646	7,985,021
6.5% 8/15/27 to 11/15/35	6,906,025	7,787,424
7% 1/15/28 to 7/15/32	3,248,105	3,667,381
7.5% 4/15/22 to 10/15/28	850,912	962,383
8% 2/15/17 to 9/15/30	96,683	109,480
8.5% 12/15/16 to 3/15/30	19,233	21,579
TOTAL GINNIE MAE		135,473,659
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,520,596,203)		1,529,673,315
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7306% 4/25/35 (j)	634,109	363,315
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0106% 3/25/34 (j)	17,845	17,583
Series 2005-HE2 Class M2, 0.7106% 4/25/35 (j)	61,759	58,085
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.7406% 10/20/14 (j)	26,387	4,894
Airspeed Ltd. Series 2007-1A Class C1, 2.7603% 6/15/32 (c)(j)	2,669,096	1,161,057
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,620,000	1,643,457
Class A4, 3% 10/15/15 (c)	1,600,000	1,653,065
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (c)	7,850,000	8,039,402
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class C1, 5.28% 11/6/11	79,836	79,846

	Principal Amount	Value
Series 2008-AF Class A3, 5.68% 12/12/12 (FSA Insured)	$ 2,409,159	$ 2,432,866
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9606% 12/25/33 (j)	35,559	26,470
Series 2004-R2 Class M3, 0.8106% 4/25/34 (j)	47,022	10,349
Series 2004-R8 Class M9, 3.0106% 9/25/34 (j)	127,968	355
Series 2005-R2 Class M1, 0.7106% 4/25/35 (j)	727,000	619,056
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0334% 3/25/34 (j)	16,878	12,543
Series 2004-W11 Class M2, 0.9606% 11/25/34 (j)	198,000	144,658
Series 2004-W7 Class M1, 0.8106% 5/25/34 (j)	209,000	142,109
Series 2006-W4 Class A2C, 0.4206% 5/25/36 (j)	498,794	175,547
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0856% 4/25/34 (j)	940,000	688,710
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,218,910
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,050,000	5,050,629
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (j)	572,436	543,814
C-BASS Trust Series 2006-CB7 Class A2, 0.3206% 10/25/36 (j)	24,678	24,462
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,348,442
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5606% 7/25/36 (j)	402,000	37,404
Series 2007-RFC1 Class A3, 0.4006% 12/25/36 (j)	635,000	234,678
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4406% 5/20/17 (FGIC Insured) (c)(j)	43,706	41,584
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (c)	186,774	187,931
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,027,524
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,288,606
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	$ 3,687,947	$ 3,691,805
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,778,243
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5306% 5/25/37 (j)	270,000	8,061
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (j)	40,946	15,611
Series 2004-3 Class M4, 1.2306% 4/25/34 (j)	56,336	22,916
Series 2004-4 Class M2, 1.0556% 6/25/34 (j)	207,174	116,855
Series 2005-3 Class MV1, 0.6806% 8/25/35 (j)	332,140	316,265
Series 2005-AB1 Class A2, 0.4706% 8/25/35 (j)	42,826	42,278
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.724% 5/28/35 (j)	13,702	9,955
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4356% 8/25/34 (j)	102,000	58,021
Series 2006-3 Class 2A3, 0.4206% 11/25/36 (j)	1,585,000	590,510
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0856% 3/25/34 (j)	5,800	1,960
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (c)	5,190,000	5,182,149
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	1,025,000	1,036,262
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,022,622
Class A4, 2.98% 8/15/14	1,800,000	1,864,918
Series 2010-B Class A3, 0.98% 10/15/14	3,550,000	3,559,392
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8103% 6/15/13 (j)	272,000	269,138
Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,550,822
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7506% 1/25/35 (j)	334,000	161,990
Class M4, 0.9406% 1/25/35 (j)	128,000	24,000

	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (c)(j)	$ 829,000	$ 489,110
GE Business Loan Trust Series 2003-1 Class A, 0.6903% 4/15/31 (c)(j)	91,430	80,458
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	152,632	30,796
Class M1, 0.9106% 6/25/34 (j)	772,000	535,225
Series 2007-HE1 Class M1, 0.5106% 3/25/47 (j)	289,000	16,155
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3406% 5/25/30 (c)(j)	225,553	115,032
Series 2006-3 Class C, 0.8106% 9/25/46 (c)(j)	538,000	107,600
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5506% 8/25/33 (j)	278,551	200,025
Series 2003-5 Class A2, 0.9606% 12/25/33 (j)	11,595	7,459
Series 2005-5 Class 2A2, 0.5106% 11/25/35 (j)	36,047	35,735
Series 2006-1 Class 2A3, 0.4856% 4/25/36 (j)	432,940	420,559
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5506% 3/20/36 (j)	267,165	221,330
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4506% 1/25/37 (j)	436,000	183,933
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,063,169
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3906% 11/25/36 (j)	438,000	372,795
Class MV1, 0.4906% 11/25/36 (j)	356,000	218,688
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6328% 12/27/29 (j)	263,786	225,082
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3406% 6/25/34 (j)	33,693	21,576
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5206% 10/25/36 (j)	158,000	8,828
Series 2007-HE1 Class M1, 0.5606% 5/25/37 (j)	249,000	12,629
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9106% 7/25/34 (j)	$ 32,638	$ 25,423
Series 2006-FM1 Class A2B, 0.3706% 4/25/37 (j)	587,991	522,861
Series 2006-OPT1 Class A1A, 0.5206% 6/25/35 (j)	557,894	454,194
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6006% 8/25/34 (j)	20,187	16,039
Series 2004-NC8 Class M6, 1.5106% 9/25/34 (j)	109,818	46,659
Series 2005-NC1 Class M1, 0.7006% 1/25/35 (j)	141,000	76,321
National Collegiate Student Loan Trust Series 2006-4 Class A1, 0.2906% 3/25/25 (j)	63,366	62,561
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7706% 9/25/35 (j)	503,000	353,384
Series 2005-D Class M2, 0.7306% 2/25/36 (j)	105,000	9,116
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,126,190
Ocala Funding LLC Series 2006-1A Class A, 1.6606% 3/20/11 (a)(c)(j)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5106% 9/25/34 (j)	188,000	106,329
Class M4, 1.7106% 9/25/34 (j)	241,000	60,235
Series 2005-WCH1:
Class M2, 0.7806% 1/25/36 (j)	1,972,000	1,771,878
Class M3, 0.8206% 1/25/36 (j)	168,000	115,936
Class M4, 1.0906% 1/25/36 (j)	520,000	211,753
Series 2005-WHQ2 Class M7, 1.5106% 5/25/35 (j)	1,251,000	37,720
Providian Master Note Trust Series 2006-C1A Class C1, 0.8103% 3/15/15 (c)(j)	759,000	758,241
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3306% 2/25/37 (j)	158,971	156,905
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0606% 4/25/33 (j)	1,796	1,576
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0556% 3/25/35 (j)	546,481	451,576

	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4034% 3/20/19 (FGIC Insured) (c)(j)	$ 223,539	$ 210,148
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (j)	448,000	40,310
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4106% 9/25/34 (j)	25,472	11,238
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1206% 9/25/34 (j)	10,148	7,706
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	5,630,000	5,618,154
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7603% 8/15/15 (c)(j)	2,465,000	2,452,634
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (c)(j)	630,180	252,072
TOTAL ASSET-BACKED SECURITIES (Cost $98,689,696)		96,077,647
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (c)(j)	503,217	491,386
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (j)	485,000	122,364
Class C, 5.8772% 4/10/49 (j)	1,290,000	226,621
Class D, 5.8772% 4/10/49 (j)	650,000	101,577
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.9237% 3/25/34 (j)	20,516	17,947
Series 2005-E Class 2A7, 2.8659% 6/25/35 (j)	2,680,000	2,137,111
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5406% 1/25/35 (j)	762,127	612,735
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.0795% 2/25/37 (j)	423,600	417,819
Series 2007-A2 Class 2A1, 3.1213% 7/25/37 (j)	225,084	224,085
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2934% 12/10/49 (j)	7,310,000	7,768,167
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4839% 8/25/34 (j)	2,462,748	2,447,072
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9157% 11/25/34 (j)	$ 755,141	$ 699,723
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (c)(j)	1,007,000	993,909
Class C2, 0.7591% 10/18/54 (c)(j)	337,000	330,833
Class M2, 0.5391% 10/18/54 (c)(j)	579,000	568,231
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (c)(j)	863,000	831,995
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (c)(j)	1,097,000	1,092,996
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8606% 12/20/54 (c)(j)	2,117,000	1,159,058
Series 2006-2 Class C1, 0.7306% 12/20/54 (j)	1,885,000	1,065,025
Series 2006-3 Class C2, 0.7606% 12/20/54 (j)	396,000	225,461
Series 2006-4:
Class B1, 0.3506% 12/20/54 (j)	1,059,000	840,846
Class C1, 0.6406% 12/20/54 (j)	647,000	354,233
Class M1, 0.4306% 12/20/54 (j)	279,000	195,300
Series 2007-1:
Class 1C1, 0.8606% 12/20/54 (j)	654,000	369,510
Class 1M1, 0.5606% 12/20/54 (j)	425,000	297,500
Class 2C1, 1.2206% 12/20/54 (j)	298,000	168,370
Class 2M1, 0.7606% 12/20/54 (j)	546,000	382,200
Series 2007-2 Class 2C1, 0.6906% 12/17/54 (j)	757,000	412,565
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (j)	151,584	101,183
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1373% 4/25/35 (j)	1,096,295	960,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4806% 5/19/35 (j)	131,587	86,008

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	$ 6,230,000	$ 6,455,198
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.814% 12/25/34 (j)	741,646	686,047
Series 2006-A2 Class 5A1, 2.9702% 11/25/33 (j)	900,756	861,293
Series 2007-A1 Class 1A1, 3.0106% 7/25/35 (j)	2,239,363	2,174,494
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4706% 5/25/47 (j)	361,395	228,635
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4306% 2/25/37 (j)	528,474	370,364
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.45% 6/15/22 (c)(j)	449,000	387,263
Class D, 0.46% 6/15/22 (c)(j)	173,000	144,888
Class E, 0.47% 6/15/22 (c)(j)	276,000	228,390
Class F, 0.5% 6/15/22 (c)(j)	498,000	404,625
Class G, 0.57% 6/15/22 (c)(j)	103,000	81,113
Class H, 0.59% 6/15/22 (c)(j)	207,000	159,038
Class J, 0.63% 6/15/22 (c)(j)	242,000	173,635
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	4,570,000	4,825,622
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5506% 7/25/35 (j)	823,361	668,261
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5606% 3/25/37 (j)	861,000	55,212
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.85% 10/25/35 (j)	1,587,388	1,353,750
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6125% 7/10/35 (c)(j)	313,293	225,132
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	56,310	56,990
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7106% 6/25/33 (c)(j)	90,159	74,843
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (j)	14,112	10,385
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4534% 9/25/36 (j)	1,153,000	651,547
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5316% 6/25/34 (j)	733,531	719,897
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR10 Class 2A2, 2.8562% 6/25/35 (j)	$ 2,802,664	$ 2,720,076
Series 2005-AR12:
Class 2A5, 2.854% 7/25/35 (j)	3,710,000	3,527,797
Class 2A6, 2.854% 7/25/35 (j)	3,569,160	3,351,200
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (j)	732,178	665,887
TOTAL PRIVATE SPONSOR		56,963,772
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,803,526	1,973,338
Series 1999-57 Class PH, 6.5% 12/25/29	1,305,158	1,473,620
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	197,569	212,344
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,764,342
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	402,180	419,941
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	4,935,527	5,309,423
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.6362% 6/16/37 (j)(l)	150,712	258,348
TOTAL U.S. GOVERNMENT AGENCY		12,411,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,917,762)		69,375,128
Commercial Mortgage Securities - 6.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0665% 2/14/43 (j)	1,435,000	1,537,109
Class A3, 7.1165% 2/14/43 (j)	1,545,000	1,679,308
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9119% 5/10/45 (j)	2,100,000	2,260,657

	Principal Amount	Value
Series 2006-5:
Class A2, 5.317% 9/10/47	$ 8,745,000	$ 8,993,782
Class A3, 5.39% 9/10/47	1,985,000	2,047,132
Series 2007-2 Class A1, 5.421% 4/10/49	893,874	913,111
Series 2007-3 Class A3, 5.6579% 6/10/49 (j)	6,100,000	6,393,260
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	1,048,758	1,054,068
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,575,329
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,963,829
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7303% 3/15/22 (c)(j)	217,000	190,960
Class G, 0.7903% 3/15/22 (c)(j)	141,000	121,260
Series 2006-BIX1:
Class F, 0.5703% 10/15/19 (c)(j)	558,000	477,090
Class G, 0.5903% 10/15/19 (c)(j)	380,000	311,600
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6206% 4/25/34 (c)(j)	507,742	406,194
Class B, 2.1606% 4/25/34 (c)(j)	39,902	20,749
Class M1, 0.8206% 4/25/34 (c)(j)	32,512	21,133
Class M2, 1.4606% 4/25/34 (c)(j)	29,134	17,918
Series 2004-2:
Class A, 0.6906% 8/25/34 (c)(j)	402,808	334,330
Class M1, 0.8406% 8/25/34 (c)(j)	65,056	44,888
Series 2004-3:
Class A1, 0.6306% 1/25/35 (c)(j)	818,203	670,927
Class A2, 0.6806% 1/25/35 (c)(j)	106,504	75,618
Class M1, 0.7606% 1/25/35 (c)(j)	109,010	73,037
Class M2, 1.2606% 1/25/35 (c)(j)	70,481	44,403
Series 2005-2A:
Class A1, 0.5706% 8/25/35 (c)(j)	446,430	358,572
Series 2005-2A:
Class M1, 0.6906% 8/25/35 (c)(j)	33,101	21,357
Class M2, 0.7406% 8/25/35 (c)(j)	54,443	34,157
Class M3, 0.7606% 8/25/35 (c)(j)	30,052	18,001
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.8706% 8/25/35 (c)(j)	$ 27,875	$ 16,106
Series 2005-3A:
Class A1, 0.5806% 11/25/35 (c)(j)	246,546	200,417
Class A2, 0.6606% 11/25/35 (c)(j)	159,754	118,218
Series 2005-4A:
Class A2, 0.6506% 1/25/36 (c)(j)	877,038	631,467
Class M1, 0.7106% 1/25/36 (c)(j)	183,506	100,929
Class M2, 0.7306% 1/25/36 (c)(j)	55,359	28,787
Class M3, 0.7606% 1/25/36 (c)(j)	80,476	38,629
Series 2006-1 Class A2, 0.6206% 4/25/36 (c)(j)	87,381	62,827
Series 2006-2A:
Class A1, 0.4906% 7/25/36 (c)(j)	863,136	679,029
Class A2, 0.5406% 7/25/36 (c)(j)	77,910	55,683
Class M1, 0.5706% 7/25/36 (c)(j)	81,806	44,265
Class M2, 0.5906% 7/25/36 (c)(j)	57,876	28,440
Class M6, 0.8006% 7/25/36 (c)(j)	58,989	22,233
Series 2006-3A:
Class M5, 0.7406% 10/25/36 (c)(j)	69,848	24,447
Class M6, 0.8206% 10/25/36 (c)(j)	136,402	38,193
Series 2006-4A:
Class A1, 0.4906% 12/25/36 (c)(j)	500,750	400,750
Class A2, 0.5306% 12/25/36 (c)(j)	1,116,012	794,935
Class M1, 0.5506% 12/25/36 (c)(j)	80,870	40,581
Series 2007-1:
Class A2, 0.5306% 3/25/37 (c)(j)	215,369	142,144
Class B3, 3.6106% 3/25/37 (c)(j)	137,367	17,858
Series 2007-2A:
Class A1, 0.5306% 7/25/37 (c)(j)	196,874	146,671

	Principal Amount	Value
Class A2, 0.5806% 7/25/37 (c)(j)	$ 184,274	$ 99,508
Class B1, 1.8606% 7/25/37 (c)(j)	173,249	25,987
Class B2, 2.5106% 7/25/37 (c)(j)	149,624	19,451
Class B3, 3.6106% 7/25/37 (c)(j)	169,312	18,624
Class M2, 0.6706% 7/25/37 (c)(j)	102,375	28,665
Class M3, 0.7506% 7/25/37 (c)(j)	102,375	24,570
Class M4, 0.9106% 7/25/37 (c)(j)	216,562	45,478
Class M5, 1.0106% 7/25/37 (c)(j)	192,937	34,729
Class M6, 1.2606% 7/25/37 (c)(j)	240,187	38,430
Series 2007-3:
Class A2, 0.5506% 7/25/37 (c)(j)	311,425	204,668
Class B1, 1.2106% 7/25/37 (c)(j)	143,936	34,214
Class B2, 1.8606% 7/25/37 (c)(j)	503,121	91,870
Class B3, 4.2606% 7/25/37 (c)(j)	193,005	29,221
Class M1, 0.5706% 7/25/37 (c)(j)	127,579	65,104
Class M2, 0.6006% 7/25/37 (c)(j)	134,122	52,039
Class M3, 0.6306% 7/25/37 (c)(j)	293,106	99,861
Class M4, 0.7606% 7/25/37 (c)(j)	463,212	150,683
Class M5, 0.8606% 7/25/37 (c)(j)	173,377	48,788
Class M6, 1.0606% 7/25/37 (c)(j)	130,851	32,268
Series 2007-4A:
Class B1, 2.8106% 9/25/37 (c)(j)	243,244	17,027
Class B2, 3.7106% 9/25/37 (c)(j)	1,188,539	71,312
Class M4, 1.8606% 9/25/37 (c)(j)	783,413	101,844
Class M5, 2.0106% 9/25/37 (c)(j)	783,413	82,258
Class M6, 2.2106% 9/25/37 (c)(j)	783,413	70,507
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,480,477	48,116
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7003% 3/15/19 (c)(j)	$ 284,000	$ 235,513
Class H, 0.9103% 3/15/19 (c)(j)	191,000	132,258
Class J, 1.1103% 3/15/19 (c)(j)	143,000	93,502
Series 2007-BBA8:
Class D, 0.5103% 3/15/22 (c)(j)	147,000	114,660
Class E, 0.5603% 3/15/22 (c)(j)	763,000	549,360
Class F, 0.6103% 3/15/22 (c)(j)	468,000	318,240
Class G, 0.6603% 3/15/22 (c)(j)	120,000	78,000
Class H, 0.8103% 3/15/22 (c)(j)	147,000	80,850
Class J, 0.9603% 3/15/22 (c)(j)	147,000	66,150
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,108,160
Series 2007-PW15 Class A1, 5.016% 2/11/44	890,971	905,795
Series 2007-PW16:
Class B, 5.9064% 6/11/40 (c)(j)	1,405,000	775,013
Class C, 5.9064% 6/11/40 (c)(j)	1,170,000	528,010
Class D, 5.9064% 6/11/40 (c)(j)	1,170,000	469,285
C-BASS Trust floater Series 2006-SC1 Class A, 0.5306% 5/25/36 (c)(j)	314,213	235,550
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5922% 8/15/21 (c)(j)	156,000	147,420
Class H, 0.6322% 8/15/21 (c)(j)	125,000	116,250
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,069,304
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	4,149,204	4,155,761
Series 2007-FL3A Class A2, 0.4003% 4/15/22 (c)(j)	2,595,000	2,343,648
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,068,099
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,249,515

	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5703% 4/15/17 (c)(j)	$ 335,000	$ 301,500
Class E, 0.6303% 4/15/17 (c)(j)	107,000	92,020
Class F, 0.6703% 4/15/17 (c)(j)	60,000	49,200
Class G, 0.8103% 4/15/17 (c)(j)	60,000	44,400
Class H, 0.8803% 4/15/17 (c)(j)	60,000	38,400
Class J, 1.1103% 4/15/17 (c)(j)	46,000	24,840
Series 2005-FL11:
Class F, 0.7103% 11/15/17 (c)(j)	65,513	56,341
Class G, 0.7603% 11/15/17 (c)(j)	45,227	36,634
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,775,483
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,100,587
Series 2004-LBN2 Class X2, 1.006% 3/10/39 (c)(j)(k)	4,071,270	5,845
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	3,885,000	3,960,951
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,633,975
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,823,457
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	905,825	916,156
Class A4, 4.75% 1/15/37	3,035,000	3,179,434
Series 1997-C2 Class D, 7.27% 1/17/35	115,345	116,910
Series 2001-CKN5 Class AX, 2.1871% 9/15/34 (c)(j)(k)	19,672,515	124,771
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	235,719
Series 2004-C1 Class ASP, 1.1338% 1/15/37 (c)(j)(k)	19,606,289	31,339
Series 2006-C1 Class A3, 5.6903% 2/15/39 (j)	3,895,000	4,108,506
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4103% 2/15/22 (c)(j)	3,470,000	2,845,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Class C:
0.4303% 2/15/22 (c)(j)	$ 657,000	$ 512,460
0.5303% 2/15/22 (c)(j)	234,000	152,100
Class F, 0.5803% 2/15/22 (c)(j)	469,000	267,330
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	173,429	174,089
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,602,328
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4556% 11/5/21 (c)(j)	3,490,000	3,193,683
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,454,023
Series 2006-GG7 Class A3, 6.0797% 7/10/38 (j)	3,460,000	3,645,520
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5056% 6/6/20 (c)(j)	405,000	380,083
Class D, 0.5456% 6/6/20 (c)(j)	1,115,000	1,008,382
Class E, 0.6356% 6/6/20 (c)(j)	2,220,000	1,954,107
Class F, 0.7056% 6/6/20 (c)(j)	294,000	251,849
Series 2007-EOP:
Class C, 0.5856% 3/6/20 (c)(j)	1,335,000	1,254,900
Class D, 0.6356% 3/6/20 (c)(j)	400,000	372,000
Class E, 0.7056% 3/6/20 (c)(j)	670,000	616,400
Class F, 0.7456% 3/6/20 (c)(j)	335,000	304,850
Class G, 0.7856% 3/6/20 (c)(j)	165,000	148,500
Class H, 0.9156% 3/6/20 (c)(j)	275,000	244,750
Class J, 1.1156% 3/6/20 (c)(j)	395,000	350,563
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,825,500
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,676,596	2,690,611
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	400,030	407,329
Class A2, 5.778% 8/10/45	5,055,000	5,192,885

	Principal Amount	Value
Class A4, 6.0014% 8/10/45 (j)	$ 2,280,000	$ 2,383,539
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5403% 11/15/18 (c)(j)	101,332	83,092
Class F, 0.5903% 11/15/18 (c)(j)	151,998	121,598
Class G, 0.6203% 11/15/18 (c)(j)	132,422	101,965
Class H, 0.7603% 11/15/18 (c)(j)	101,337	76,003
sequential payer:
Series 2006-CB14 Class A3B, 5.6678% 12/12/44 (j)	4,625,000	4,885,890
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	5,105,000	5,319,068
Series 2007-LDP10 Class A1, 5.122% 1/15/49	182,979	184,279
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,948,080
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,006,322	4,139,639
Series 2007-CB19:
Class B, 5.9323% 2/12/49 (j)	755,000	416,469
Class C, 5.9323% 2/12/49 (j)	1,971,000	842,611
Class D, 5.9323% 2/12/49 (j)	2,075,000	728,100
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	761,676
Class CS, 5.466% 1/15/49 (j)	745,000	261,038
Class ES, 5.7307% 1/15/49 (c)(j)	4,663,000	537,025
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (j)	3,733,000	3,993,078
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	788,882	790,293
Series 2006-C1 Class A2, 5.084% 2/15/31	791,278	794,230
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	3,340,000	3,385,257
Series 2006-C7 Class A1, 5.279% 11/15/38	216,299	218,926
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	479,456	487,680
Class A3, 5.398% 2/15/40	5,000,000	5,127,684
Class A4, 5.424% 2/15/40	8,620,000	9,052,203
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,201,346
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,849,426
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6003% 9/15/21 (c)(j)	$ 402,971	$ 290,139
Class G, 0.6203% 9/15/21 (c)(j)	795,609	556,927
Class H, 0.6603% 9/15/21 (c)(j)	204,773	131,055
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	130,107	133,058
Series 2005-MCP1 Class A2, 4.556% 6/12/43	591,965	599,989
Series 2007-C1 Class A4, 6.0193% 6/12/50 (j)	3,796,000	4,042,651
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	103,536	103,725
Class A3, 5.364% 8/12/48	4,298,000	4,407,673
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	3,950,869
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,739,890
Series 2007-7 Class B, 5.75% 6/12/50	770,000	142,219
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.461% 7/15/19 (c)(j)	113,478	15,887
Series 2007-XCLA Class A1, 0.461% 7/17/17 (c)(j)	844,085	633,064
Series 2007-XLFA:
Class D, 0.451% 10/15/20 (c)(j)	235,000	84,600
Class E, 0.511% 10/15/20 (c)(j)	294,000	61,740
Class F, 0.561% 10/15/20 (c)(j)	176,000	24,640
Class G, 0.601% 10/15/20 (c)(j)	218,000	15,260
Class H, 0.691% 10/15/20 (c)(j)	137,000	8,220
Class J, 0.841% 10/15/20 (c)(j)	157,000	6,280
Class NHRO, 1.151% 10/15/20 (c)(j)	87,956	13,193
sequential payer:
Series 2006-T23 Class A1, 5.682% 8/12/41	170,591	171,620
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	4,952,626
Series 2007-IQ13 Class A1, 5.05% 3/15/44	876,557	886,529
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,962,899	2,006,532

	Principal Amount	Value
Series 2005-IQ9 Class X2, 1.2161% 7/15/56 (c)(j)(k)	$ 18,144,327	$ 194,700
Series 2007-HQ12 Class A2, 5.7804% 4/12/49 (j)	4,801,965	4,983,155
Series 2007-IQ14 Class B, 5.9133% 4/15/49 (j)	2,175,000	761,250
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	2,999,017	3,088,988
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4603% 1/15/18 (c)(j)	449,000	431,314
Series 2006-WL7A:
Class E, 0.5406% 9/15/21 (c)(j)	491,000	369,365
Class F, 0.6006% 8/11/18 (c)(j)	661,000	420,243
Class G, 0.6206% 8/11/18 (c)(j)	626,000	360,010
Class J, 0.8606% 8/11/18 (c)(j)	139,000	58,478
Series 2007-WHL8:
Class AP2, 1.0603% 6/15/20 (c)(j)	53,945	35,064
Class F, 0.7403% 6/15/20 (c)(j)	1,046,000	575,300
Class LXR2, 1.0603% 6/15/20 (c)(j)	713,442	527,947
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	540,274	544,433
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,037,814
Class A4, 5.305% 12/15/43	3,240,000	3,253,120
Class A5, 5.342% 12/15/43	3,796,000	3,835,733
Series 2007-C31 Class A1, 5.14% 4/15/47	376,214	378,529
Series 2007-C32 Class A2, 5.9276% 6/15/49 (j)	1,255,000	1,318,666
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,209,459
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	492,687
Series 2007-C31 Class C, 5.8835% 4/15/47 (j)	2,455,000	638,650
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $269,059,901)		253,357,549
Municipal Securities - 0.3%

California Gen. Oblig.:
6.2% 3/1/19	2,000,000	2,024,600
7.5% 4/1/34	2,400,000	2,483,400
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 2,560,000	$ 2,655,078
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	2,850,000	2,854,218
TOTAL MUNICIPAL SECURITIES (Cost $9,883,129)		10,017,296
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,843,988
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	378,609
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $2,315,312)	2,283,000	2,363,147
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.26%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) # (Cost $595,112,000)	$ 595,124,992	595,112,000
TOTAL INVESTMENT PORTFOLIO - 123.9% (Cost $4,591,892,304)		4,655,228,994
NET OTHER ASSETS (LIABILITIES) - (23.9)%		(897,137,963)
NET ASSETS - 100%		$ 3,758,091,031
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/
(Received) $(360,000)) (i)

	Sept. 2037	$ 2,127,083	$ (1,990,489)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/ (Received) $(598,000)) (i)	Sept. 2037	1,843,472	(1,725,090)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(348,750)) (i)	Sept. 2037	1,063,541	(995,244)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(701,375)) (i)	Sept. 2037	2,197,985	(2,056,838)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(572,000)) (i)

	Sept. 2037	$ 3,119,721	$ (2,919,383)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(214,000)) (i)	Sept. 2037	1,134,444	(1,061,594)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $(1,023,500)) (i)	Sept. 2037	3,261,527	(3,052,082)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	90,418	(50,218)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)	Feb. 2034	4,841	(4,566)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (h)

	Dec. 2034	$ 245,904	$ (239,757)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	127,968	(127,145)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	427,179	(416,501)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	89,622	(67,742)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (h)	June 2035	213,551	(196,823)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States
7.5% 4/8/33
(Rating-Baa1) (h)

	May 2011	$ 4,290,000	$ 5,138
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	2,260,000	2,877
TOTAL CREDIT DEFAULT SWAPS		$ 22,497,256	$ (14,895,457)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	904,147
		$ 103,463,256	$ (13,991,310)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,861,474 or 5.5% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,633,357 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,789,409.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/
performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$595,112,000 due 1/03/11 at 0.26%
BNP Paribas Securities Corp.	$ 68,267,928
Bank of America NA	73,033,355
Barclays Capital, Inc.	22,822,923
Credit Agricole Securities (USA), Inc.	5,583,948
HSBC Securities (USA), Inc.	18,258,339
ING Financial Markets LLC	21,910,006
J.P. Morgan Securities, Inc.	18,258,339
Merrill Lynch Government Securities, Inc.	32,865,010
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,501,231
Mizuho Securities USA, Inc.	146,066,710
Societe Generale, New York Branch	36,516,677
Wells Fargo Securities LLC	115,027,534
$ 595,112,000
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 898,964,209	$ -	$ 898,964,209	$ -
U.S. Government and Government Agency Obligations	1,198,066,106	-	1,198,066,106	-
U.S. Government Agency - Mortgage Securities	1,529,673,315	-	1,529,673,315	-
Asset-Backed Securities	96,077,647	-	91,992,025	4,085,622
Collateralized Mortgage Obligations	69,375,128	-	68,869,354	505,774
Commercial Mortgage Securities	253,357,549	-	243,048,311	10,309,238
Municipal Securities	10,017,296	-	10,017,296	-
Foreign Government and Government Agency Obligations	1,843,988	-	1,843,988	-
Supranational Obligations	378,609	-	378,609	-
Preferred Securities	2,363,147	-	2,363,147	-
Cash Equivalents	595,112,000	-	595,112,000	-
Total Investments in Securities:	$ 4,655,228,994	$ -	$ 4,640,328,360	$ 14,900,634
Derivative Instruments:
Assets
Swap Agreements	$ 912,162	$ -	$ 912,162	$ -
Liabilities
Swap Agreements	$ (14,903,472)	$ -	$ (13,800,719)	$ (1,102,753)
Total Derivative Instruments:	$ (13,991,310)	$ -	$ (12,888,557)	$ (1,102,753)
Other Financial Instruments:
Forward Commitments	$ (1,935,055)	$ -	$ (1,935,055)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,822,693
Total Realized Gain (Loss)	(1,178,838)
Total Unrealized Gain (Loss)	3,830,464
Cost of Purchases	2,149,062
Proceeds of Sales	(1,842,836)
Amortization/Accretion	(590,231)
Transfers in to Level 3	4,258,003
Transfers out of Level 3	(6,547,683)
Ending Balance	$ 14,900,634
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 2,336,040
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,151,575)
Total Unrealized Gain (Loss)	1,124,186
Transfers in to Level 3	(75,364)
Transfers out of Level 3	-
Ending Balance	$ (1,102,753)
Realized gain (loss) on Swap Agreements for the period	$ 483,000
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2010	$ 576,599

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements	$ 8,015	$ (14,903,472)
Interest Rate Risk
Swap Agreements	904,147	-
Total Value of Derivatives (a)	$ 912,162	$ (14,903,472)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $595,112,000) - See accompanying schedule: Unaffiliated issuers (cost $4,591,892,304)		$ 4,655,228,994
Commitment to sell securities on a delayed delivery basis	$ (338,697,446)
Receivable for securities sold on a delayed delivery basis	336,762,391	(1,935,055)
Receivable for investments sold, regular delivery		47,846,855
Cash		56,371
Receivable for swap agreements		5,033
Interest receivable		26,028,023
Unrealized appreciation on swap agreements		912,162
Other receivables		127
Total assets		4,728,142,510

Liabilities
Payable for investments purchased Regular delivery	$ 63,313,367
Delayed delivery	891,520,784
Payable for swap agreements	296,379
Unrealized depreciation on swap agreements	14,903,472
Other payables and accrued expenses	17,477
Total liabilities		970,051,479

Net Assets		$ 3,758,091,031
Net Assets consist of:
Paid in capital		$ 3,691,566,497
Undistributed net investment income		8,506,392
Accumulated undistributed net realized gain (loss) on investments		9,355,288
Net unrealized appreciation (depreciation) on investments		48,662,854
Net Assets, for 35,729,379 shares outstanding		$ 3,758,091,031
Net Asset Value, offering price and redemption price per share ($3,758,091,031 ÷ 35,729,379 shares)		$ 105.18

Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends		$ 161,918
Interest		145,080,348
Total income		145,242,266

Expenses
Custodian fees and expenses	$ 102,026
Independent trustees' compensation	14,263
Total expenses before reductions	116,289
Expense reductions	(14,694)	101,595
Net investment income		145,140,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	126,911,348
Swap agreements	16,131,406
Total net realized gain (loss)		143,042,754
Change in net unrealized appreciation (depreciation) on: Investment securities	40,510,873
Swap agreements	(11,915,110)
Delayed delivery commitments	(2,850,134)
Total change in net unrealized appreciation (depreciation)		25,745,629
Net gain (loss)		168,788,383
Net increase (decrease) in net assets resulting from operations		$ 313,929,054

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 145,140,671	$ 164,800,617
Net realized gain (loss)	143,042,754	24,778,123
Change in net unrealized appreciation (depreciation)	25,745,629	307,699,497
Net increase (decrease) in net assets resulting from operations	313,929,054	497,278,237
Distributions to shareholders from net investment income	(145,185,204)	(157,751,977)
Distributions to shareholders from net realized gain	(132,021,770)	(9,844,730)
Total distributions	(277,206,974)	(167,596,707)
Share transactions Proceeds from sales of shares	72,938,886	459,946,752
Reinvestment of distributions	277,206,974	167,596,707
Cost of shares redeemed	(586,003,407)	(162,859,288)
Net increase (decrease) in net assets resulting from share transactions	(235,857,547)	464,684,171
Total increase (decrease) in net assets	(199,135,467)	794,365,701

Net Assets
Beginning of period	3,957,226,498	3,162,860,797
End of period (including undistributed net investment income of $8,506,392 and undistributed net investment income of $9,252,186, respectively)	$ 3,758,091,031	$ 3,957,226,498
Other Information Shares
Sold	678,877	4,495,735
Issued in reinvestment of distributions	2,605,878	1,665,760
Redeemed	(5,416,725)	(1,669,790)
Net increase (decrease)	(2,131,970)	4,491,705

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 104.52	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	3.943	4.762	5.319	5.534	2.814
Net realized and unrealized gain (loss)	4.424	9.818	(7.583)	(.594)	3.132
Total from investment operations	8.367	14.580	(2.264)	4.940	5.946
Distributions from net investment income	(3.947)	(4.580)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(3.760)	(.260)	(.220)	(.075)	(.100)
Total distributions	(7.707)	(4.840)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	8.12%	15.71%	(2.29) %	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions G	-%	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-%	-%	-% A
Net investment income	3.65%	4.75%	5.35%	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	230%	141%	140%	137%	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 128,920,135
Gross unrealized depreciation	(63,120,034)
Net unrealized appreciation (depreciation)	$ 65,800,101
Tax Cost	$ 4,589,428,893

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,972,092
Undistributed long-term capital gain	$ 8,733,328
Net unrealized appreciation (depreciation)	$ 51,819,112

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 187,103,640	$ 167,596,707
Long-term Capital Gains	90,103,334	-
Total	$ 277,206,974	$ 167,596,707

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,687,760)	$ 4,152,801
Interest Rate Risk
Swap Agreements	19,819,166	(16,067,911)
Totals (a)	$ 16,131,406	$ (11,915,110)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $22,497,256 representing 0.60% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $394,562,863 and $657,166,167, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $14,263.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $431.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	13.2%
VIP Asset Manager: Growth Portfolio	1.0%
VIP Balanced Portfolio	10.8%
VIP Investment Grade Bond Portfolio	75.0%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 23, 2006, (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 23, 2006, (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-
present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 11, 2011, to shareholders of record at the opening of business on February 11, 2011, a distribution of $0.31 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $98,836,662, or, if subsequently determined to be different, the net capital gain of such year.

A total of 15.91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-ANN-0211
1.540025.113

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Annual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Life of fund A
VIP Strategic Income Portfolio - Initial Class	9.64%	7.83%	7.23%
VIP Strategic Income Portfolio - Service Class	9.48%	7.73%	7.11%
VIP Strategic Income Portfolio - Service Class 2	9.23%	7.55%	6.94%
VIP Strategic Income Portfolio - Investor Class B	9.63%	7.79%	7.19%

A From December 23, 2003.

B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA ML US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While market improvements around the world hit a speed bump in the first half of the 12-month period ending December 31, 2010, world economies re-accelerated in August, supported by a broadening recovery and low inflation in the U.S. Domestic stock markets recorded solid gains for the year, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. The large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. Meanwhile, international stocks, as represented by the MSCI® ACWI® (All Country World Index) ex USA Index, gained 11.29%, boosted in part by a depreciating U.S. dollar. In the fixed-income arena, U.S. taxable investment-grade bonds generated positive results during 2010, as the Barclays Capital® U.S. Aggregate Bond Index gained 6.54%. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally fared best, while most high-quality bonds generated more-moderate returns. Meanwhile, high-yield bonds, as represented by The BofA Merrill LynchSM US High Yield Constrained Index, returned 15.07%, a result of improved economic data and strengthening investor demand. Overseas, foreign bond markets showed mixed results, with a sizable disparity between the 3.97% return of the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - and the 12.04% advance of the JPMorgan Emerging Markets Bond Index Global (EMBI Global), which benefited from the rising overall credit quality of emerging-markets debt issuers.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of VIP Strategic Income Portfolio: During the year, the fund's share classes modestly underperformed the 10.10% return of the Fidelity Strategic Income Composite Index. (For specific portfolio results, please refer to the performance section of this report.) Asset allocation and security selection each provided a meaningful contribution to overall results. From a subportfolio standpoint, the high-yield debt sleeve produced the largest absolute return, but fell just short of its index, hampering overall results. Adverse security selection in publishing/printing, along with holding some uninvested cash, played a big role in the sleeve's marginal underperformance. Elsewhere, the U.S. government bond sub posted a mid-single-digit return, benefiting mostly from superior security selection among Treasuries. The fund's emerging-markets debt category produced a double-digit gain and was the biggest contributor to relative performance. A significant overweighting in Argentina proved rewarding here, as did larger-than-benchmark positions in Ukraine and Venezuela. The developed-markets debt sleeve delivered the smallest absolute result and modestly underperformed its benchmark. Unfortunately, currency fluctuations slightly dampened returns in this category. Lastly, excess return from the floating-rate central fund further aided performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Initial Class	.69%
Actual		$ 1,000.00	$ 1,067.00	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Service Class	.79%
Actual		$ 1,000.00	$ 1,066.40	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Service Class 2.95%
Actual		$ 1,000.00	$ 1,064.90	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84
Investor Class	.73%
Actual		$ 1,000.00	$ 1,066.80	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds, in which the Fund invests, are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.3	17.7
German Federal Republic	3.7	2.2
Fannie Mae	2.7	3.4
Japan Government	2.4	2.4
Canadian Government	2.2	2.2
	28.3
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.6	8.0
Telecommunication Services	8.4	8.3
Financials	7.3	7.0
Energy	5.8	5.2
Industrials	4.8	4.2
Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
U.S. Government and U.S. Government Agency Obligations† 25.8%	U.S. Government and U.S. Government Agency Obligations† 27.4%
AAA,AA,A 14.0%	AAA,AA,A 13.1%
BBB 3.7%	BBB 3.8%
BB 15.4%	BB 13.0%
B 26.2%	B 22.8%
CCC,CC,C 6.7%	CCC,CC,C 8.0%
D 0.0%	D 0.0%
Not Rated 2.5%	Not Rated 4.2%
Equities 1.2%	Equities 1.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Preferred Securities 0.2%		Preferred Securities 0.6%
	Corporate Bonds 38.5%		Corporate Bonds 34.1%
	U.S. Government and U.S. Government Agency Obligations† 25.8%		U.S. Government and U.S. Government Agency Obligations† 27.4%
	Foreign Government & Government Agency Obligations 22.5%		Foreign Government & Government Agency Obligations 22.0%
	Floating Rate Loans 7.2%		Floating Rate Loans 8.0%
	Stocks 1.2%		Stocks 1.0%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	34.3%	** Foreign investments	33.7%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.1)%

† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 38.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 921,000	$ 1,774,951
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		380,000	413,725
TOTAL CONSUMER DISCRETIONARY			2,188,676
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	163,744
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15		1,360,000	1,807,848
Chesapeake Energy Corp. 2.5% 5/15/37		1,350,000	1,204,335
Massey Energy Co. 3.25% 8/1/15		2,320,000	2,268,960
			5,281,143
TOTAL ENERGY			5,444,887
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		1,200,000	1,265,880
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,561,063
TOTAL CONVERTIBLE BONDS			11,460,506
Nonconvertible Bonds - 36.9%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		170,000	172,550
9% 11/30/14 (f)		190,000	193,800
10.75% 8/15/16 (f)		149,000	165,390
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		145,000	152,794
Lear Corp.:
7.875% 3/15/18		110,000	117,150
8.125% 3/15/20		125,000	135,625
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	204,750
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	215,000
Tenneco, Inc.:
6.875% 12/15/20 (f)		545,000	550,450

		Principal Amount (d)	Value
7.75% 8/15/18 (f)		$ 125,000	$ 132,188
8.125% 11/15/15		80,000	84,800
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	347,700
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		432,000	460,598
TRW Automotive, Inc.:
7% 3/15/14 (f)		20,000	21,400
7.25% 3/15/17 (f)		1,015,000	1,093,663
8.875% 12/1/17 (f)		120,000	134,100
			4,181,958
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	235,280
7.125% 7/15/13 (c)		140,000	47,250
7.2% 1/15/11 (c)		350,000	112,000
7.4% 9/1/25 (c)		45,000	15,075
7.7% 4/15/16 (c)		531,000	175,230
8.25% 7/15/23 (c)		415,000	144,213
8.375% 7/15/33 (c)		605,000	216,288
			945,336
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		385,000	375,375
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		40,000	39,300
Hotels, Restaurants & Leisure - 1.6%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (f)		565,000	596,075
DineEquity, Inc. 9.5% 10/30/18 (f)		205,000	216,788
Dunkin Finance Corp. 9.625% 12/1/18 (f)		210,000	212,100
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	374,525
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		620,000	635,500
Harrah's Operating Co., Inc. 11.25% 6/1/17		675,000	759,375
Landry's Restaurants, Inc.:
11.625% 12/1/15		110,000	116,050
11.625% 12/1/15 (f)		85,000	89,675
MCE Finance Ltd. 10.25% 5/15/18		620,000	708,350
MGM Mirage, Inc.:
5.875% 2/27/14		260,000	239,200
6.625% 7/15/15		555,000	502,275
6.75% 4/1/13		245,000	237,650
6.875% 4/1/16		235,000	210,325
7.5% 6/1/16		455,000	417,463
7.625% 1/15/17		372,000	340,380
9% 3/15/20 (f)		285,000	313,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
10.375% 5/15/14		$ 100,000	$ 112,250
11.125% 11/15/17		1,605,000	1,837,725
MGM Resorts International 10% 11/1/16 (f)		795,000	802,950
Mohegan Tribal Gaming Authority 6.875% 2/15/15		125,000	77,188
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		240,000	252,000
NCL Corp. Ltd. 9.5% 11/15/18 (f)		125,000	129,688
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		450,000	484,875
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	70,000
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	95,475
Station Casinos, Inc.:
6% 4/1/12 (c)		610,000	61
6.5% 2/1/14 (c)		811,000	2,028
6.625% 3/15/18 (c)		830,000	2,075
6.875% 3/1/16 (c)		865,000	2,163
7.75% 8/15/16 (c)		920,000	92
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	22,770
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,180,000	1,253,750
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		30,000	14,138
12.75% 1/15/13 (c)		230,000	288
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		62,000	33,790
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		1,495,000	1,592,175
			12,754,712
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		250,000	282,500
Jarden Corp. 6.125% 11/15/22		280,000	267,400
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		465,000	478,950
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	509,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		245,000	249,900

		Principal Amount (d)	Value
9% 4/15/19 (f)		$ 280,000	$ 287,000
Sealy Mattress Co. 10.875% 4/15/16 (f)		100,000	113,000
			2,188,000
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		645,000	690,150
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	131,100
			821,250
Media - 2.3%
AMC Entertainment, Inc. 11% 2/1/16		550,000	585,750
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	200,363
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		525,000	553,875
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		400,112	477,134
Checkout Holding Corp. 0% 11/15/15 (f)		285,000	174,905
Clear Channel Communications, Inc.:
4.9% 5/15/15		165,000	127,050
5.5% 9/15/14		123,000	102,090
5.5% 12/15/16		115,000	74,750
6.25% 3/15/11		10,000	9,975
6.875% 6/15/18		80,000	49,800
10.75% 8/1/16		1,510,000	1,343,900
11% 8/1/16 pay-in-kind (j)		325,075	282,815
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17		120,000	130,500
Series B, 9.25% 12/15/17		2,585,000	2,830,575
EchoStar Communications Corp. 7.125% 2/1/16		2,725,000	2,806,750
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		1,100,000	1,155,000
Gray Television, Inc. 10.5% 6/29/15		160,000	161,200
Interpublic Group of Companies, Inc. 10% 7/15/17		170,000	197,625
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,256,150
8.5% 7/15/29		230,000	224,250
MDC Partners, Inc. 11% 11/1/16		65,000	71,663
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	43,000
Net Servicos de Comunicacao SA 7.5% 1/27/20		285,000	324,188
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)		$ 630,000	$ 650,475
11.5% 5/1/16		315,000	361,463
11.625% 2/1/14		160,000	183,600
Rainbow National Services LLC:
8.75% 9/1/12 (f)		110,000	110,000
10.375% 9/1/14 (f)		365,000	376,863
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		300,000	309,000
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(j)		475,000	471,438
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		885,000	911,550
Univision Communications, Inc. 12% 7/1/14 (f)		1,295,000	1,418,025
Videotron Ltd. 6.875% 1/15/14		125,000	126,563
			18,102,285
Multiline Retail - 0.1%
Sears Holdings Corp. 6.625% 10/15/18 (f)		845,000	792,188
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		125,000	128,750
Claire's Stores, Inc.:
9.25% 6/1/15		85,000	82,025
10.375% 6/1/15 pay-in-kind (j)		145,039	141,568
Michaels Stores, Inc. 7.75% 11/1/18 (f)		1,235,000	1,228,825
Sonic Automotive, Inc. 9% 3/15/18		760,000	796,100
			2,377,268
Textiles, Apparel & Luxury Goods - 0.2%
American Achievement Corp. 10.875% 4/15/16 (f)		260,000	267,800
Hanesbrands, Inc. 6.375% 12/15/20 (f)		640,000	606,400
Levi Strauss & Co.:
7.625% 5/15/20		775,000	798,250
8.875% 4/1/16		170,000	178,296
			1,850,746
TOTAL CONSUMER DISCRETIONARY			44,428,418

		Principal Amount (d)	Value
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	200,000	$ 269,739
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	150,000	193,002
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	103,000
16% 3/27/12 (f)		500,000	443,750
			1,009,491
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
8% 8/15/20		625,000	650,000
9.5% 6/15/17		65,000	54,763
9.75% 6/12/16		310,000	341,775
10.25% 10/15/19		160,000	166,000
Simmons Foods, Inc. 10.5% 11/1/17 (f)		245,000	259,088
			1,471,626
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		325,000	337,188
Darling International, Inc. 8.5% 12/15/18 (f)		100,000	104,120
Dean Foods Co. 9.75% 12/15/18 (f)		635,000	639,763
Harbinger Group, Inc. 10.625% 11/15/15 (f)		230,000	229,425
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		330,000	380,721
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		155,000	168,175
Pilgrims Pride Corp. 7.875% 12/15/18 (f)		555,000	551,531
Smithfield Foods, Inc. 10% 7/15/14 (f)		380,000	437,000
			2,849,123
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	40,400
NBTY, Inc. 9% 10/1/18 (f)		425,000	450,500
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	318,750
			809,650
TOTAL CONSUMER STAPLES			6,139,890
ENERGY - 5.1%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		130,000	134,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		$ 190,000	$ 192,850
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	248,400
Pioneer Drilling Co. 9.875% 3/15/18		275,000	288,750
Pride International, Inc. 6.875% 8/15/20		260,000	267,800
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	141,750
			1,274,100
Oil, Gas & Consumable Fuels - 4.9%
Adaro Indonesia PT 7.625% 10/22/19 (f)		430,000	471,388
Arch Coal, Inc. 7.25% 10/1/20		140,000	145,950
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		245,000	299,206
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	865,200
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		2,620,000	2,482,450
Berry Petroleum Co.:
8.25% 11/1/16		150,000	156,000
10.25% 6/1/14		145,000	166,388
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)		200,000	206,000
Chaparral Energy, Inc.:
8.5% 12/1/15		275,000	279,813
9.875% 10/1/20 (f)		155,000	163,525
Chesapeake Energy Corp.:
6.5% 8/15/17		920,000	917,700
6.875% 11/15/20		2,335,000	2,364,188
7.25% 12/15/18		515,000	529,163
9.5% 2/15/15		360,000	405,900
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	299,527
Concho Resources, Inc.:
7% 1/15/21		250,000	256,250
8.625% 10/1/17		155,000	168,950
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		270,000	271,350
CONSOL Energy, Inc.:
8% 4/1/17 (f)		525,000	556,500
8.25% 4/1/20 (f)		540,000	577,800
Continental Resources, Inc.:
7.125% 4/1/21 (f)		215,000	223,600
8.25% 10/1/19		65,000	72,150
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	409,500

		Principal Amount (d)	Value
Denbury Resources, Inc.:
8.25% 2/15/20		$ 308,000	$ 335,720
9.75% 3/1/16		105,000	116,939
Drummond Co., Inc.:
7.375% 2/15/16		360,000	370,800
9% 10/15/14 (f)		710,000	754,375
DTEK Finance BV 9.5% 4/28/15 (f)		230,000	237,475
Energy Transfer Equity LP 7.5% 10/15/20		860,000	890,100
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		1,110,000	1,154,400
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,275,560
International Coal Group, Inc. 9.125% 4/1/18		300,000	325,500
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	0
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	315,200
7% 5/5/20 (f)		260,000	269,100
8.375% 7/2/13 (f)		265,000	290,175
9.125% 7/2/18 (f)		330,000	384,450
11.75% 1/23/15 (f)		380,000	471,200
LINN Energy LLC:
7.75% 2/1/21 (f)		1,510,000	1,547,750
8.625% 4/15/20 (f)		1,160,000	1,249,900
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		160,000	160,000
Naftogaz of Ukraine NJSC 9.5% 9/30/14		255,000	278,269
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		118,845	123,599
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,071,125
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		400,000	413,000
Pacific Rubiales Energy Corp. 8.75% 11/10/16		300,000	336,750
Pan American Energy LLC 7.875% 5/7/21 (f)		170,000	180,200
Peabody Energy Corp. 7.875% 11/1/26		300,000	332,250
Pemex Project Funding Master Trust 6.625% 6/15/35		315,000	316,575
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		270,000	280,800
8.375% 12/10/18		140,000	170,277
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,681,619
Petroleos de Venezuela SA:
4.9% 10/28/14		555,000	344,100
5.25% 4/12/17		865,000	488,725
5.375% 4/12/27		3,550,000	1,677,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
5.5% 4/12/37		$ 645,000	$ 298,313
Petroleos de Venezuela SA 144:
8% 11/17/13 (f)		210,000	172,463
8.5% 11/2/17 (f)		820,000	551,450
Petroleos Mexicanos:
5.5% 1/21/21		265,000	268,975
6% 3/5/20		245,000	260,313
6.625% (f)		745,000	741,275
8% 5/3/19		230,000	276,000
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		287,500	286,063
Petroleum Development Corp. 12% 2/15/18		265,000	296,800
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	702,400
Plains Exploration & Production Co. 10% 3/1/16		645,000	715,950
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	388,600
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	554,125
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	313,200
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,900
Southwestern Energy Co. 7.5% 2/1/18		150,000	168,555
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17		290,000	332,050
Teekay Corp. 8.5% 1/15/20		295,000	321,167
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	21,149
7.5% 4/1/17		445,000	511,578
7.625% 4/1/37		50,000	55,664
8.375% 6/15/32		40,000	47,049
TNK-BP Finance SA 7.5% 7/18/16		300,000	331,875
Venoco, Inc. 11.5% 10/1/17		410,000	437,675
W&T Offshore, Inc. 8.25% 6/15/14 (f)		310,000	306,900
YPF SA 10% 11/2/28		375,000	431,250
			39,013,545
TOTAL ENERGY			40,287,645

		Principal Amount (d)	Value
FINANCIALS - 6.5%
Capital Markets - 0.2%
Bank Nederlandse Gemeenten NV 2.5% 11/15/17	EUR	500,000	$ 641,488
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	485,875
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	160,480
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	265,350
			1,553,193
Commercial Banks - 2.2%
African Export-Import Bank 8.75% 11/13/14		320,000	358,400
Akbank T. A. S. 5.125% 7/22/15 (f)		380,000	383,325
Ally Financial, Inc.:
7.5% 9/15/20 (f)		1,605,000	1,685,250
8% 3/15/20		3,940,000	4,235,500
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	200,000	263,726
Banco Bradesco SA 5.9% 1/16/21 (f)		170,000	170,213
Banco de Credito del Peru 5.375% 9/16/20 (f)		170,000	166,821
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (f)		170,000	165,750
BanColombia SA 6.125% 7/26/20		165,000	168,300
BNP Paribas Public Sector SCF 2.25% 10/22/15	EUR	400,000	519,061
CIT Group, Inc.:
7% 5/1/13		123,142	125,451
7% 5/1/14		184,712	186,097
7% 5/1/15		184,712	185,174
7% 5/1/16		307,853	307,853
7% 5/1/17		2,465,992	2,462,910
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		200,000	200,750
Development Bank of Philippines 8.375% (j)		620,000	685,100
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,850,000	1,875,438
Export-Import Bank of India 0.6825% 6/7/12 (j)	JPY	10,000,000	120,555
HSBK (Europe) BV:
7.25% 5/3/17 (f)		110,000	111,100
9.25% 10/16/13 (f)		655,000	712,313
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	150,000	194,420
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		140,000	139,650
Kazkommerts International BV 8.5% 4/16/13 (f)		285,000	275,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	450,000	$ 587,434
RSHB Capital SA 9% 6/11/14 (f)		115,000	129,571
SNS Bank NV 3.5% 9/28/20	EUR	100,000	127,179
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		400,000	384,000
Trade & Development Bank of Mong LLC 8.5% 10/25/13		200,000	204,000
US Bank NA 4.375% 2/28/17 (j)	EUR	100,000	130,846
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		250,000	273,438
Wells Fargo & Co. 7.98% (j)		135,000	142,763
			17,678,126
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		80,000	70,400
Ford Motor Credit Co. LLC:
6.625% 8/15/17		810,000	848,475
7.5% 8/1/12		645,000	685,313
12% 5/15/15		1,620,000	2,016,900
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	953,888
8% 11/1/31		490,000	524,155
GMAC LLC:
6% 4/1/11		91,000	91,118
6.75% 12/1/14		280,000	292,600
8% 11/1/31		6,758,000	7,197,270
			12,680,119
Diversified Financial Services - 2.0%
Azovstal Capital BV 9.125% 2/28/11		100,000	100,250
Bank of America Corp.:
4% 3/28/18 (j)	EUR	150,000	179,562
8% (j)		350,000	350,000
8.125% (j)		480,000	482,400
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		220,000	220,000
BG Energy Capital PLC 5.125% 12/1/25	GBP	250,000	387,943
BP Capital Markets PLC 3.83% 10/6/17	EUR	500,000	668,590

		Principal Amount (d)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18		$ 235,000	$ 242,638
8.125% 4/30/20		565,000	598,900
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		470,000	479,400
City of Buenos Aires 12.5% 4/6/15 (f)		860,000	954,600
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	15,635	27,392
8.151% 12/31/30	GBP	30,000	56,867
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	118,250
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		199,000	198,503
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	370,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,390,000	1,396,950
7.75% 1/15/16 (f)		395,000	396,975
8% 1/15/18		1,958,000	1,967,790
8% 1/15/18 (f)		395,000	396,975
Imperial Tobacco Finance 7.75% 6/24/19	GBP	100,000	185,806
International Lease Finance Corp. 5.625% 9/20/13		547,000	549,735
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		270,000	264,600
LBI Escrow Corp. 8% 11/1/17 (f)		580,000	640,900
Myriad International Holding BV 6.375% 7/28/17 (f)		275,000	290,125
NCO Group, Inc. 11.875% 11/15/14		120,000	93,600
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		710,000	759,700
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		245,000	257,250
TMK Capital SA 10% 7/29/11		500,000	516,000
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		350,000	397,250
UPC Germany GmbH 8.125% 12/1/17 (f)		560,000	590,800
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		200,000	198,500
WaMu Covered Bond Program 3.875% 9/27/11	EUR	50,000	67,699
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		1,151,458	1,257,568
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		225,000	225,000
			15,889,318
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc.:
5.45% 5/18/17		$ 340,000	$ 344,297
5.85% 1/16/18		120,000	123,737
CNO Financial Group, Inc. 9% 1/15/18 (f)		255,000	261,375
			729,409
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		725,000	714,125
7.5% 2/15/20		385,000	404,250
Senior Housing Properties Trust 8.625% 1/15/12		280,000	292,600
			1,410,975
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (f)		480,000	475,200
11.625% 6/15/17		425,000	493,000
Realogy Corp.:
11.5% 4/15/17 (f)		145,000	146,450
12% 4/15/17 (e)(f)		139,213	141,997
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		65,000	69,875
Ventas Realty LP 6.5% 6/1/16		65,000	67,600
			1,394,122
TOTAL FINANCIALS			51,335,262
HEALTH CARE - 2.6%
Health Care Providers & Services - 2.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14		505,000	549,188
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		280,000	297,500
CRC Health Group, Inc. 10.75% 2/1/16		90,000	90,225
DaVita, Inc.:
6.375% 11/1/18		385,000	377,300
6.625% 11/1/20		330,000	324,225
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	517,750
Hanger Orthopedic Group, Inc. 7.125% 11/15/18		1,230,000	1,217,700
HCA Holdings, Inc. 7.75% 5/15/21 (f)		5,160,000	5,160,000
HCA, Inc.:
5.75% 3/15/14		220,000	215,050
6.25% 2/15/13		110,000	112,200
6.375% 1/15/15		75,000	73,875
6.5% 2/15/16		275,000	268,125

		Principal Amount (d)	Value
6.75% 7/15/13		$ 110,000	$ 113,025
7.25% 9/15/20		1,935,000	1,997,888
9.125% 11/15/14		580,000	607,550
9.25% 11/15/16		1,215,000	1,300,050
HealthSouth Corp. 8.125% 2/15/20		575,000	615,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	92,025
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	74,250
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		345,000	342,413
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		390,000	399,750
ResCare, Inc. 10.75% 1/15/19 (f)		240,000	245,688
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	100,000	133,836
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)		345,000	357,075
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)		105,000	108,150
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	80,145
UHS Escrow Corp. 7% 10/1/18 (f)		85,000	87,338
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	56,513
			15,814,084
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		900,000	909,000
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,963
Pharmaceuticals - 0.5%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		435,000	439,350
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	4,500
Mylan, Inc.:
6% 11/15/18 (f)		950,000	929,860
7.625% 7/15/17 (f)		315,000	333,113
7.875% 7/15/20 (f)		570,000	612,750
Valeant Pharmaceuticals International 6.875% 12/1/18 (f)		1,365,000	1,351,350
			3,670,923
TOTAL HEALTH CARE			20,464,970
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	38,000
12% 11/1/14 pay-in-kind		116,402	117,172
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. 10.5% 5/1/14		$ 185,000	$ 211,363
GeoEye, Inc. 9.625% 10/1/15		75,000	84,750
Hexcel Corp. 6.75% 2/1/15		100,000	102,000
			553,285
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		285,000	299,250
Airlines - 0.8%
Air Canada 9.25% 8/1/15 (f)		595,000	624,750
American Airlines, Inc. equipment trust certificate 13% 8/1/16		308,422	360,854
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		399,431	471,329
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		49,114	49,114
3.4253% 6/2/13 (j)		2,532,916	2,342,947
Continental Airlines, Inc. 7.25% 11/10/19		379,226	421,889
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		103,000	112,136
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		597,230	642,023
8.021% 8/10/22		272,762	283,673
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	0
8.875% 6/1/06 (a)		80,000	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		125,587	131,867
8.028% 11/1/17		49,518	49,023
United Air Lines, Inc.:
9.875% 8/1/13 (f)		170,000	183,175
12% 11/1/13 (f)		270,000	297,675
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		632,897	729,414
			6,699,869
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		753,333	794,766
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. 10.625% 3/15/15		45,000	50,625
American Reprographics Co. 10.5% 12/15/16 (f)		395,000	412,775
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	125,760

		Principal Amount (d)	Value
Casella Waste Systems, Inc. 11% 7/15/14		$ 105,000	$ 115,238
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	171,938
Covanta Holding Corp. 7.25% 12/1/20		430,000	435,925
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		290,000	316,448
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	198,413
International Lease Finance Corp.:
6.75% 9/1/16 (f)		380,000	398,050
7.125% 9/1/18 (f)		760,000	798,000
8.25% 12/15/20		720,000	734,400
8.625% 9/15/15 (f)		655,000	694,300
8.75% 3/15/17 (f)		980,000	1,041,250
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	481,800
7.75% 1/15/15		97,000	97,243
The Geo Group, Inc. 7.75% 10/15/17		220,000	231,000
United Rentals North America, Inc. 8.375% 9/15/20		605,000	618,613
			6,921,778
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (f)		105,000	111,300
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		40,000	41,200
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	60,900
			102,100
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (f)		705,000	757,875
13.5% 12/1/15 pay-in-kind (f)		280,685	308,754
			1,066,629
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18 (f)		55,000	59,675
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	190,825
Chart Industries, Inc. 9.125% 10/15/15		60,000	61,500
Navistar International Corp. 8.25% 11/1/21		710,000	766,800
Terex Corp. 10.875% 6/1/16		330,000	382,800
			1,461,600
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (f)		220,000	222,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc.:
8.875% 11/1/17		$ 875,000	$ 934,063
9.5% 12/15/14		785,000	816,400
SCF Capital Ltd. 5.375% 10/27/17 (f)		200,000	195,750
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	95,475
			2,264,438
Road & Rail - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19 (f)		870,000	876,525
9.625% 3/15/18		200,000	214,000
Georgian Railway Ltd. 9.875% 7/22/15		200,000	215,000
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (f)		175,000	175,000
7.375% 6/1/14		100,000	104,250
8% 2/1/18		2,500,000	2,706,250
12.5% 4/1/16		855,000	1,047,375
Swift Services Holdings, Inc. 10% 11/15/18 (f)		690,000	717,600
Western Express, Inc. 12.5% 4/15/15 (f)		245,000	216,825
			6,272,825
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18		755,000	828,613
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)		647,482	679,856
			1,508,469
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		180,000	188,100
Trico Shipping AS 11.875% 11/1/14 (c)(f)		720,000	583,200
			771,300
TOTAL INDUSTRIALS			28,827,609
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.3%
Brocade Communications Systems, Inc.:
6.625% 1/15/18		90,000	93,600
6.875% 1/15/20		170,000	181,050
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	330,000
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	1,279,800

		Principal Amount (d)	Value
6.5% 1/15/28		$ 400,000	$ 318,000
ViaSat, Inc. 8.875% 9/15/16		105,000	111,825
			2,314,275
Computers & Peripherals - 0.1%
Seagate HDD Cayman 7.75% 12/15/18 (f)		795,000	798,975
Electronic Equipment & Components - 0.3%
Atkore International, Inc. 9.875% 1/1/18 (f)		190,000	197,125
Reddy Ice Corp.:
11.25% 3/15/15		1,875,000	1,921,875
13.25% 11/1/15		130,000	111,150
			2,230,150
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	694,925
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15		275,000	268,125
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		240,000	252,600
7.875% 7/15/20 (f)		320,000	339,200
SunGard Data Systems, Inc. 7.375% 11/15/18 (f)		385,000	381,150
Telcordia Technologies, Inc. 11% 5/1/18 (f)		580,000	585,800
Unisys Corp.:
12.5% 1/15/16		210,000	233,100
12.75% 10/15/14 (f)		32,000	38,080
14.25% 9/15/15 (f)		26,000	31,460
			2,129,515
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (f)		135,000	140,063
8.125% 12/15/17		270,000	285,174
Amkor Technology, Inc. 7.375% 5/1/18		280,000	287,700
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		295,000	315,650
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		920,000	1,032,700
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	69,462
Viasystems, Inc. 12% 1/15/15 (f)		310,000	346,425
			2,477,174
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	34,500
TOTAL INFORMATION TECHNOLOGY			10,679,514
MATERIALS - 2.9%
Chemicals - 0.6%
Air Liquide SA 2.908% 10/12/18	EUR	50,000	63,856
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Ashland, Inc. 9.125% 6/1/17		$ 160,000	$ 183,200
Braskem Finance Ltd. 7% 5/7/20 (f)		280,000	287,000
Ferro Corp. 7.875% 8/15/18		360,000	381,600
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	924,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (f)		20,000	21,074
Ineos Finance PLC 9% 5/15/15 (f)		215,000	228,438
MacDermid, Inc. 9.5% 4/15/17 (f)		40,000	42,600
Momentive Performance Materials, Inc. 9% 1/15/21 (f)		75,000	77,625
Nalco Co. 6.625% 1/15/19 (f)		555,000	570,263
NOVA Chemicals Corp.:
3.5678% 11/15/13 (j)		105,000	103,163
6.5% 1/15/12		375,000	387,188
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		95,000	95,713
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		310,000	334,025
PolyOne Corp. 7.375% 9/15/20		155,000	160,038
Solutia, Inc.:
7.875% 3/15/20		175,000	188,125
8.75% 11/1/17		85,000	92,225
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	92,700
TPC Group LLC 8.25% 10/1/17 (f)		190,000	198,550
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		95,000	148,913
			4,580,796
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		80,000	87,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 8.625% 12/1/17 (f)		105,000	108,938
			196,438
Containers & Packaging - 0.9%
AEP Industries, Inc. 7.875% 3/15/13		40,000	39,850
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		200,000	205,000
9.125% 10/15/20 (f)		360,000	377,100
Ball Corp. 5.75% 5/15/21		3,000,000	2,910,000
Berry Plastics Corp.:
8.25% 11/15/15		385,000	401,363
9.75% 1/15/21 (f)		950,000	940,500

		Principal Amount (d)	Value
Berry Plastics Holding Corp. 4.1766% 9/15/14 (j)		$ 45,000	$ 41,175
BWAY Holding Co. 10% 6/15/18 (f)		205,000	220,375
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(j)		315,000	315,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,200,925
7.5% 12/15/96		160,000	128,000
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)		85,000	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)		430,000	0
			6,779,288
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	8,290
9% 12/15/14 pay-in-kind (c)(j)		150,000	675
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	210,000
CSN Islands XI Corp. 6.875% 9/21/19 (f)		265,000	286,200
Edgen Murray Corp. 12.25% 1/15/15		675,000	590,625
Evraz Group SA:
8.25% 11/10/15 (f)		170,000	181,050
8.875% 4/24/13 (f)		535,000	576,463
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		635,000	639,763
6.875% 2/1/18 (f)		635,000	633,413
7% 11/1/15 (f)		790,000	815,675
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17		1,280,000	1,420,800
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		240,000	240,000
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		740,000	698,375
Metinvest BV 10.25% 5/20/15 (f)		260,000	275,600
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	312,000
RathGibson, Inc. 11.25% 2/15/14 (c)		301,900	2,128
Severstal Columbus LLC 10.25% 2/15/18 (f)		555,000	585,525
Southern Copper Corp. 6.75% 4/16/40		390,000	407,577
Steel Capital SA 6.7% 10/25/17 (f)		180,000	177,300
Teck Resources Ltd. 10.25% 5/15/16		216,000	267,300
			8,328,759
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)		1,600,000	1,737,920
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Clearwater Paper Corp. 7.125% 11/1/18 (f)		$ 105,000	$ 108,150
Georgia-Pacific LLC 5.4% 11/1/20 (f)		560,000	549,472
Glatfelter 7.125% 5/1/16		40,000	41,200
NewPage Corp.:
6.5369% 5/1/12 (j)		90,000	51,863
11.375% 12/31/14		345,000	319,125
Solo Cup Co. 8.5% 2/15/14		135,000	119,475
Stone Container Corp. 8.375% 7/1/12 (c)		220,000	0
			2,927,205
TOTAL MATERIALS			22,812,486
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 5.0%
Alestra SA de RL de CV 11.75% 8/11/14		350,000	400,750
Citizens Communications Co.:
7.125% 3/15/19		225,000	231,188
7.875% 1/15/27		280,000	271,600
9% 8/15/31		220,000	226,050
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		1,225,000	1,323,000
Frontier Communications Corp.:
8.25% 4/15/17		1,350,000	1,495,125
8.5% 4/15/20		1,350,000	1,478,250
8.75% 4/15/22		890,000	970,100
Global Crossing Ltd. 12% 9/15/15		1,920,000	2,164,800
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		145,000	159,863
Intelsat Bermuda Ltd.:
11.25% 2/4/17		2,485,000	2,702,438
12% 2/4/17 pay-in-kind (j)		2,786,533	2,997,942
Intelsat Corp.:
9.25% 8/15/14		315,000	324,450
9.25% 6/15/16		560,000	604,800
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,806,000
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14		110,000	111,375
7.125% 4/1/18 (f)		530,000	547,225
7.5% 2/15/14		480,000	486,000
Qwest Corp. 8.375% 5/1/16		550,000	655,490
Sprint Capital Corp.:
6.875% 11/15/28		5,902,000	5,164,250
6.9% 5/1/19		1,190,000	1,175,125
8.75% 3/15/32		8,490,000	8,574,900

		Principal Amount (d)	Value
Telemar Norte Leste SA 5.5% 10/23/20 (f)		$ 140,000	$ 135,800
U.S. West Communications:
6.875% 9/15/33		200,000	196,500
7.25% 9/15/25		35,000	37,100
7.25% 10/15/35		70,000	70,700
7.5% 6/15/23		30,000	29,850
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		415,000	418,113
11.75% 7/15/17 (f)		4,515,000	5,045,513
			39,804,297
Wireless Telecommunication Services - 2.3%
Clearwire Escrow Corp. 12% 12/1/15 (f)		335,000	361,800
Digicel Group Ltd.:
8.25% 9/1/17 (f)		210,000	216,300
8.875% 1/15/15 (f)		1,875,000	1,900,875
9.125% 1/15/15 pay-in-kind (f)(j)		917,000	929,655
10.5% 4/15/18 (f)		2,495,000	2,744,500
12% 4/1/14 (f)		1,145,000	1,339,650
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		325,000	349,375
9.5% 6/15/16		1,215,000	1,281,825
11.5% 6/15/16		560,000	603,400
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		1,430,000	1,431,859
8.875% 1/15/15		760,000	780,900
Mobile Telesystems Finance SA 8% 1/28/12 (f)		272,000	286,280
MTS International Funding Ltd. 8.625% 6/22/20 (f)		410,000	463,300
NII Capital Corp. 10% 8/15/16		1,190,000	1,317,925
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		900,000	846,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		850,000	850,000
Sprint Nextel Corp. 6% 12/1/16		1,515,000	1,463,869
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		430,000	440,750
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		555,000	599,400
			18,207,663
TOTAL TELECOMMUNICATION SERVICES			58,011,960
UTILITIES - 1.2%
Electric Utilities - 0.4%
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		125,000	135,313
Intergen NV 9% 6/30/17 (f)		1,255,000	1,330,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		$ 525,000	$ 606,375
7.75% 1/20/20 (f)		265,000	304,750
8% 8/7/19 (f)		165,000	191,400
National Power Corp. 6.875% 11/2/16 (f)		200,000	230,000
			2,798,138
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		155,000	161,200
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	186,424
8% 3/1/32		350,000	400,974
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (f)		210,000	209,475
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		410,000	412,050
			1,370,123
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		720,000	738,000
10.875% 11/1/17		1,163,000	814,100
12% 11/1/17 pay-in-kind (j)		446,977	263,567
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		2,042,000	2,093,050
Enron Corp. 7.625% 9/10/04 (c)		400,000	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		235,000	276,125
7.39% 12/2/24 (f)		280,000	329,700
Tenaska Alabama Partners LP 7% 6/30/21 (f)		79,704	84,885
			4,599,427
Multi-Utilities - 0.0%
Aquila, Inc. 11.875% 7/1/12 (j)		120,000	136,117
Utilicorp United, Inc. 7.95% 2/1/11 (e)		3,000	3,015
			139,132

		Principal Amount (d)	Value
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	$ 249,187
TOTAL UTILITIES			9,156,007
TOTAL NONCONVERTIBLE BONDS			292,143,761
TOTAL CORPORATE BONDS (Cost $284,821,100)			303,604,267
U.S. Government and Government Agency Obligations - 21.3%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
0.375% 12/28/12		930,000	924,097
0.75% 12/18/13		1,276,000	1,261,747
1% 9/23/13		295,000	294,554
1.125% 7/30/12		290,000	292,536
1.25% 8/20/13		360,000	362,352
Federal Home Loan Bank:
0.875% 8/22/12		495,000	497,462
0.875% 12/27/13		50,000	49,562
1.5% 1/16/13		940,000	954,914
1.875% 6/21/13		2,240,000	2,292,205
Freddie Mac:
0.375% 11/30/12		227,000	225,649
0.625% 12/28/12		7,250,000	7,236,798
4.125% 12/21/12		432,000	460,452
4.5% 1/15/14		172,000	189,076
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		530,000	608,369
Tennessee Valley Authority 5.25% 9/15/39		400,000	422,886
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			16,072,659
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes 0.5% 4/15/15		5,853,244	5,989,930
U.S. Treasury Obligations - 16.5%
U.S. Treasury Bonds:
3.5% 2/15/39		3,430,000	2,955,696
3.875% 8/15/40		10,270,000	9,459,635
4.25% 11/15/40		300,000	295,125
4.375% 2/15/38		675,000	682,172
4.75% 2/15/37		250,000	268,672
5.25% 2/15/29		2,825,000	3,239,922
6.25% 8/15/23		5,561,000	6,989,482
7.5% 11/15/16		2,155,000	2,769,679
7.5% 11/15/24		780,000	1,092,853
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.875% 2/15/21		$ 200,000	$ 279,000
8% 11/15/21		870,000	1,230,506
8.75% 5/15/20		922,000	1,341,871
U.S. Treasury Notes:
0.375% 9/30/12		4,844,000	4,832,457
0.75% 12/15/13		7,264,000	7,212,360
1.25% 10/31/15		3,260,000	3,155,067
1.375% 2/15/13		297,000	301,478
1.375% 11/30/15		2,000,000	1,943,594
1.5% 12/31/13		409,000	414,879
1.75% 4/15/13		1,779,000	1,819,864
1.75% 7/31/15		4,750,000	4,734,800
1.875% 4/30/14		2,288,000	2,340,015
1.875% 8/31/17		3,300,000	3,150,210
1.875% 9/30/17		1,900,000	1,809,305
1.875% 10/31/17		3,700,000	3,517,313
2.125% 5/31/15		1,958,000	1,989,211
2.375% 8/31/14		12,800,000	13,259,943
2.375% 9/30/14		942,000	975,706
2.375% 10/31/14		4,724,000	4,889,708
2.5% 4/30/15		3,089,000	3,193,495
2.625% 7/31/14		5,363,000	5,608,942
2.625% 4/30/16		1,135,000	1,161,868
2.625% 8/15/20		1,000,000	948,047
2.625% 11/15/20		3,130,000	2,952,470
2.75% 11/30/16		1,500,000	1,531,055
2.75% 2/15/19		2,778,000	2,742,189
3% 9/30/16		1,969,000	2,042,068
3% 2/28/17		1,500,000	1,546,875
3.125% 8/31/13		1,375,000	1,458,681
3.125% 9/30/13		1,291,000	1,369,569
3.125% 10/31/16		3,249,000	3,389,113
3.125% 1/31/17		1,636,000	1,699,905
3.125% 5/15/19		4,468,000	4,515,124
3.375% 6/30/13		734,000	781,538
3.5% 5/15/20		1,027,000	1,052,038
3.625% 8/15/19		1,109,000	1,158,559
3.75% 11/15/18		328,000	348,884
3.875% 5/15/18		218,000	234,554
4% 8/15/18		721,000	781,328
4.25% 11/15/17		1,975,000	2,177,283
4.5% 5/15/17		1,172,000	1,311,358
5.125% 5/15/16		1,865,000	2,148,683
TOTAL U.S. TREASURY OBLIGATIONS			131,104,149

		Principal Amount (d)	Value
Other Government Related - 2.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		$ 200,000	$ 204,153
3.125% 6/15/12 (FDIC Guaranteed) (g)		9,000	9,321
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (g)		1,350,000	1,373,028
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		4,000,000	4,080,108
1.875% 11/15/12 (FDIC Guaranteed) (g)		525,000	535,582
2% 3/30/12 (FDIC Guaranteed) (g)		250,000	254,082
2.125% 7/12/12 (FDIC Guaranteed) (g)		172,000	175,902
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)		1,693,000	1,729,310
2.125% 12/21/12 (FDIC Guaranteed) (g)		1,000,000	1,027,436
2.625% 12/28/12 (FDIC Guaranteed) (g)		384,000	398,279
3% 12/9/11 (FDIC Guaranteed) (g)		310,000	317,453
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		1,360,000	1,384,088
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)		9,000	9,343
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (g)		530,000	542,214
3.125% 12/1/11 (FDIC Guaranteed) (g)		50,000	51,245
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		1,898,000	1,947,384
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (j)		510,000	510,536
Series 2010-R3 Class 1A, 0.8253% 12/8/20 (NCUA Guaranteed) (j)		1,020,000	1,018,725
TOTAL OTHER GOVERNMENT RELATED			15,568,189
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $168,635,070)			168,734,927
U.S. Government Agency - Mortgage Securities - 2.5%
		Principal Amount (d)	Value
Fannie Mae - 1.6%
2.073% 11/1/35 (j)		$ 42,667	$ 44,097
2.233% 9/1/33 (j)		46,978	48,483
2.474% 10/1/35 (j)		5,957	6,182
2.48% 11/1/33 (j)		10,228	10,663
2.589% 6/1/36 (j)		3,674	3,850
2.642% 7/1/35 (j)		26,629	27,907
2.652% 3/1/33 (j)		14,433	15,123
2.68% 1/1/35 (j)		25,792	26,961
2.731% 5/1/35 (j)		71,748	75,612
2.744% 9/1/34 (j)		35,898	37,519
2.773% 11/1/36 (j)		6,544	6,889
2.805% 7/1/35 (j)		66,708	69,985
2.829% 9/1/36 (j)		13,996	14,723
2.857% 9/1/35 (j)		75,287	79,177
2.884% 11/1/36 (j)		17,502	18,443
2.981% 7/1/35 (j)		47,388	49,788
3.128% 10/1/37 (j)		24,194	25,436
3.137% 8/1/35 (j)		69,910	74,039
3.161% 4/1/36 (j)		29,772	31,380
3.359% 1/1/40 (j)		1,658,302	1,714,192
3.5% 1/1/26 (h)(i)		6,000,000	6,043,125
3.5% 1/1/26 (h)		1,500,000	1,510,781
3.5% 11/1/40		1,000,001	955,548
3.505% 2/1/37 (j)		52,105	54,493
3.527% 6/1/47 (j)		12,984	13,620
4% 9/1/13 to 7/1/40		1,013,428	1,009,854
5% 6/1/14		2,848	3,022
5.046% 2/1/34 (j)		35,819	37,299
5.569% 2/1/36 (j)		9,835	10,228
5.593% 4/1/36 (j)		53,048	55,668
5.766% 5/1/36 (j)		9,907	10,256
5.963% 3/1/37 (j)		7,961	8,474
6% 6/1/16 to 10/1/16		13,730	14,925
6.5% 4/1/12 to 9/1/32		152,227	169,634
TOTAL FANNIE MAE			12,277,376
Freddie Mac - 0.2%
1.975% 3/1/37 (j)		55,223	57,312
2.041% 3/1/35 (j)		17,696	18,193
2.094% 5/1/37 (j)		11,432	11,817
2.409% 6/1/33 (j)		29,426	30,518
2.54% 6/1/37 (j)		27,585	29,062
2.551% 5/1/37 (j)		98,177	103,328
2.579% 5/1/37 (j)		61,170	64,104
2.586% 12/1/33 (j)		63,622	66,397
2.621% 10/1/35 (j)		36,929	38,616
2.631% 7/1/35 (j)		32,522	33,993
2.865% 9/1/35 (j)		6,685	7,015
2.958% 1/1/35 (j)		75,195	79,198
2.985% 4/1/37 (j)		11,041	11,601

		Principal Amount (d)	Value
3.022% 7/1/35 (j)		$ 18,973	$ 19,939
3.247% 12/1/36 (j)		114,344	119,823
3.352% 10/1/35 (j)		4,587	4,859
3.404% 3/1/37 (j)		11,004	11,344
3.47% 10/1/36 (j)		38,551	40,021
3.508% 5/1/37 (j)		7,341	7,646
4.3% 1/1/36 (j)		6,834	7,061
4.375% 4/1/35 (j)		69,237	72,705
4.5% 8/1/33		22,266	22,980
4.956% 3/1/36 (j)		93,111	97,370
5.138% 4/1/35 (j)		2,595	2,736
5.237% 1/1/37 (j)		31,299	32,682
5.257% 7/1/36 (j)		364,812	380,040
5.527% 1/1/36 (j)		20,286	20,978
6.01% 6/1/37 (j)		3,363	3,543
6.077% 6/1/37 (j)		6,513	6,851
6.141% 7/1/36 (j)		11,922	12,453
6.28% 8/1/37 (j)		19,005	20,188
6.431% 2/1/37 (j)		6,263	6,531
6.5% 12/1/14 to 3/1/22		197,445	214,430
7.22% 4/1/37 (j)		481	510
TOTAL FREDDIE MAC			1,655,844
Ginnie Mae - 0.7%
4% 9/15/25		98,487	103,115
5.492% 4/20/60 (l)		737,230	802,548
5.5% 1/20/60 (l)		870,925	949,308
5.5% 2/20/60 (l)		1,553,831	1,685,440
5.5% 3/20/60 (l)		1,018,098	1,108,607
5.691% 10/20/59 (l)		1,102,960	1,208,341
TOTAL GINNIE MAE			5,857,359
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,635,803)			19,790,579
Collateralized Mortgage Obligations - 2.0%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.318% 2/17/52 (j)	EUR	50,000	64,512
Granite Mortgages PLC 1.0719% 3/20/44 (j)	GBP	28,507	41,695
TOTAL PRIVATE SPONSOR			106,207
U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2006-56 Class PF, 0.6106% 7/25/36 (j)		548,384	547,448
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2010-111 Class AF, 0.6606% 10/25/40 (j)		$ 919,541	$ 922,917
sequential payer Series 2007-113 Class DB, 4.5% 12/25/22		440,000	468,633
Series 2006-127 Class FD, 0.5406% 7/25/36 (j)		475,698	471,509
Series 2006-44 Class FK, 0.6906% 6/25/36 (j)		174,525	174,342
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-38 Class F, 0.5606% 5/25/35 (j)		964,285	958,666
Series 2005-56 Class F, 0.5506% 7/25/35 (j)		730,276	725,810
Series 2006-79 Class PF, 0.6606% 8/25/36 (j)		379,775	379,086
Series 2010-86 Class FE, 0.7106% 8/25/25 (j)		311,972	312,024
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		5,550	5,965
Series 2003-113 Class PE, 4% 11/25/18		80,000	84,327
Series 2003-70 Class BJ, 5% 7/25/33		45,000	45,854
Series 2004-80 Class LD, 4% 1/25/19		100,000	104,473
Series 2004-81 Class KD, 4.5% 7/25/18		195,000	205,351
Series 2005-52 Class PB, 6.5% 12/25/34		74,640	80,260
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		21,582	23,459
Series 2004-95 Class AN, 5.5% 1/25/25		68,001	72,940
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	40,163
Series 2006-72 Class CY, 6% 8/25/26		145,000	157,734
Series 2003-79 Class FC, 0.7106% 8/25/33 (j)		374,658	375,739
Series 2008-76 Class EF, 0.7606% 9/25/23 (j)		210,961	211,084
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		12,462	13,638
Series 2115 Class PE, 6% 1/15/14		2,656	2,785

		Principal Amount (d)	Value
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7603% 6/15/18 (j)		$ 4,142	$ 4,187
Series 3279 Class FB, 0.5803% 2/15/37 (j)		169,496	169,547
Series 3325 Class NF, 0.5603% 8/15/35 (j)		592,596	589,368
Series 3346 Class FA, 0.4903% 2/15/19 (j)		1,030,169	1,030,279
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		22,836	24,390
Series 2381 Class OG, 5.5% 11/15/16		15,569	16,590
Series 2425 Class JH, 6% 3/15/17		28,671	30,781
Series 2628 Class OE, 4.5% 6/15/18		95,000	102,509
Series 2695 Class DG, 4% 10/15/18		220,000	232,702
Series 2831 Class PB, 5% 7/15/19		200,000	217,039
Series 2866 Class XE, 4% 12/15/18		250,000	261,437
Series 2996 Class MK, 5.5% 6/15/35		25,545	27,761
Series 3122 Class FE, 0.5603% 3/15/36 (j)		506,184	507,513
Series 3147 Class PF, 0.5603% 4/15/36 (j)		425,029	425,558
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		34,753	38,144
Series 2570 Class CU, 4.5% 7/15/17		4,853	4,984
Series 2572 Class HK, 4% 2/15/17		4,506	4,568
Series 2668 Class AZ, 4% 9/15/18		267,157	280,996
Series 2860 Class CP, 4% 10/15/17		3,476	3,471
Series 2887 Class EB, 4.5% 11/15/19		420,000	442,999
Series 2987 Class HE, 4.5% 6/15/20		380,000	403,035
Series 3372 Class BD, 4.5% 10/15/22		790,000	832,745
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,078,359
Series 2863 Class DB, 4% 9/15/14		6,607	6,729
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5834% 7/20/60 (j)(l)		$ 469,024	$ 465,741
Series 2010-H18 Class AF, 0.5578% 9/1/60 (j)(l)		487,380	481,287
Series 2010-H19 Class FG, 0.5538% 8/20/60 (j)(l)		608,999	602,300
Series 2004-79 Class FA, 0.5606% 1/20/31 (j)		184,111	184,370
Series 2003-42 Class FH, 0.7106% 5/20/33 (j)		107,084	107,809
Series 2004-59 Class FC, 0.5606% 8/16/34 (j)		211,794	211,949
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6106% 12/20/39 (j)		844,394	847,814
TOTAL U.S. GOVERNMENT AGENCY			16,021,168
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,933,532)			16,127,375
Commercial Mortgage Securities - 0.0%

London & Regional Debt Securitisation No. 1 PLC Class A, 0.9498% 10/15/14 (j)	GBP	50,000	72,547
REC Plantation Place Ltd. Series 5 Class A, 0.9673% 7/25/16 (Reg. S) (j)	GBP	48,473	69,139
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $158,352)			141,686
Foreign Government and Government Agency Obligations - 22.5%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		260,000	270,400
6.875% 4/30/40 (f)		455,000	480,025
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		689,504	636,068
par 2.5% 12/31/38 (e)		680,000	302,600
0.6586% 8/3/12 (j)		2,437,500	2,323,468
7% 3/28/11		3,055,000	3,091,490
7% 9/12/13		4,570,000	4,495,991
7% 10/3/15		610,000	575,162
13.2549% 1/30/14 (j)	ARS	940,000	230,171
Aruba Government 6.4% 9/6/15 (f)		100,000	105,000
Bahamian Republic 6.95% 11/20/29 (f)		240,000	247,200

		Principal Amount (d)	Value
Barbados Government 7.25% 12/15/21 (f)		$ 215,000	$ 223,600
Belarus Republic 8.75% 8/3/15		340,000	348,160
Bermuda Government 5.603% 7/20/20 (f)		185,000	191,475
Brazilian Federative Republic:
5.625% 1/7/41		675,000	668,250
6% 9/15/13		100,005	104,755
7.125% 1/20/37		260,000	310,050
8.75% 2/4/25		185,000	255,300
10.125% 5/15/27		180,000	273,600
12.25% 3/6/30		215,000	384,850
Buenos Aires Province 11.75% 10/5/15 (f)		240,000	248,880
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		240,000	281,400
Canadian Government:
1% 9/1/11	CAD	1,925,000	1,927,239
1.5% 12/1/12	CAD	1,700,000	1,699,148
2.5% 6/1/15	CAD	7,150,000	7,228,720
3.5% 6/1/20	CAD	3,900,000	4,031,747
5% 6/1/37	CAD	2,200,000	2,737,062
Cayman Island Government 5.95% 11/24/19 (f)		120,000	121,800
Colombian Republic:
6.125% 1/18/41		340,000	346,800
7.375% 3/18/19		100,000	120,000
7.375% 9/18/37		505,000	598,425
10.375% 1/28/33		240,000	360,000
11.75% 2/25/20		245,000	367,500
Congo Republic 3% 6/30/29 (e)		551,000	330,600
Croatia Republic:
6.625% 7/14/20 (f)		275,000	284,625
6.75% 11/5/19 (f)		230,000	239,232
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		315,000	345,713
8.25% 10/24/12 (f)		255,000	272,213
Dominican Republic:
1.2713% 8/30/24 (j)		495,000	440,550
7.5% 5/6/21 (f)		315,000	334,688
9.04% 1/23/18 (f)		216,409	245,625
Ecuador Republic 5% 2/28/25		76,000	55,480
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	196,200
7.65% 6/15/35 (Reg. S)		240,000	252,000
7.75% 1/24/23 (Reg. S)		225,000	247,500
8.25% 4/10/32 (Reg. S)		90,000	100,800
Finnish Government 3.375% 4/15/20	EUR	500,000	678,875
French Republic:
OAT 4.5% 4/25/41	EUR	600,000	874,334
2.5% 10/25/20	EUR	3,500,000	4,349,034
4% 4/25/55	EUR	500,000	681,536
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Gabonese Republic 8.2% 12/12/17 (f)		$ 230,000	$ 268,525
Georgia Republic 7.5% 4/15/13		690,000	705,525
German Federal Republic:
0.75% 9/14/12	EUR	9,700,000	12,958,655
1.75% 10/9/15	EUR	6,545,000	8,709,099
3% 7/4/20	EUR	4,025,000	5,412,099
4.75% 7/4/40	EUR	1,630,000	2,703,173
Ghana Republic:
8.5% 10/4/17 (f)		335,000	371,850
14.25% 7/29/13	GHS	280,000	185,109
14.99% 3/11/13	GHS	1,070,000	742,808
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		280,000	281,400
Hungarian Republic:
4.75% 2/3/15		135,000	132,638
6.25% 1/29/20		320,000	311,200
Indonesian Republic:
5.875% 3/13/20 (f)		530,000	580,350
6.625% 2/17/37 (f)		325,000	355,063
6.875% 1/17/18 (f)		300,000	347,250
7.5% 1/15/16 (f)		175,000	205,625
7.75% 1/17/38 (f)		510,000	619,650
8.5% 10/12/35 (Reg. S)		400,000	528,000
11.625% 3/4/19 (f)		475,000	704,188
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,125,000	1,018,125
Italian Republic:
2% 12/15/12	EUR	850,000	1,126,733
3% 6/15/15	EUR	4,550,000	5,904,554
4% 9/1/20	EUR	4,300,000	5,465,612
5% 9/1/40	EUR	2,050,000	2,574,480
Ivory Coast 2.5% 12/31/32 (e)		500,000	207,500
Japan Government:
0.4% 5/15/11	JPY	844,300,000	10,405,947
1.1% 6/20/20	JPY	353,500,000	4,366,834
1.9% 9/20/30	JPY	260,000,000	3,204,788
2% 9/20/40	JPY	41,000,000	500,678
Lebanese Republic 4% 12/31/17		668,500	643,431
Lithuanian Republic:
5.125% 9/14/17 (f)		140,000	137,900
6.75% 1/15/15 (f)		330,000	358,050
7.375% 2/11/20 (f)		225,000	248,625
Ontario Province 4.4% 6/2/19	CAD	800,000	845,467
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		175,000	206,500
Peruvian Republic:
3% 3/7/27 (e)		135,000	116,100
5.625% 11/18/50		355,000	328,375

		Principal Amount (d)	Value
7.35% 7/21/25		$ 220,000	$ 267,300
8.75% 11/21/33		305,000	416,325
Philippine Republic:
6.375% 1/15/32		170,000	181,050
6.375% 10/23/34		235,000	250,863
6.5% 1/20/20		250,000	289,375
9.5% 2/2/30		85,000	123,038
9.5% 2/2/30		115,000	166,463
10.625% 3/16/25		155,000	239,475
Polish Government 3.875% 7/16/15		185,000	187,775
Provincia de Cordoba 12.375% 8/17/17 (f)		415,000	431,600
Republic of Iraq 5.8% 1/15/28 (Reg. S)		750,000	688,125
Republic of Serbia 6.75% 11/1/24 (f)		2,090,667	2,048,854
Russian Federation:
3.625% 4/29/15 (f)		600,000	601,500
5% 4/29/20 (f)		900,000	901,125
7.5% 3/31/30 (Reg. S)		5,199,950	6,012,442
11% 7/24/18 (Reg. S)		110,000	154,000
12.75% 6/24/28 (Reg. S)		710,000	1,234,513
Turkish Republic:
5.625% 3/30/21		365,000	381,425
6.75% 4/3/18		630,000	717,444
6.75% 5/30/40		555,000	609,113
6.875% 3/17/36		1,065,000	1,188,860
7% 9/26/16		590,000	677,792
7.25% 3/15/15		380,000	435,100
7.25% 3/5/38		650,000	757,250
7.375% 2/5/25		1,150,000	1,362,750
7.5% 7/14/17		575,000	679,248
7.5% 11/7/19		475,000	566,438
11.875% 1/15/30		420,000	721,350
UK Treasury GILT:
3.25% 12/7/11	GBP	2,580,000	4,121,872
4.25% 12/7/40	GBP	1,625,000	2,546,906
4.25% 12/7/55	GBP	400,000	643,343
4.5% 9/7/34	GBP	2,700,000	4,397,835
4.75% 9/7/15	GBP	1,800,000	3,125,127
4.75% 3/7/20	GBP	1,450,000	2,500,587
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		2,710,000	2,722,195
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		280,000	294,350
Ukraine Government:
6.385% 6/26/12 (f)		280,000	284,550
6.75% 11/14/17 (f)		485,000	484,394
6.875% 9/23/15 (f)		290,000	294,350
7.75% 9/23/20 (f)		240,000	243,600
United Mexican States:
4.25% 7/14/17	EUR	50,000	66,683
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
United Mexican States: - continued
5.125% 1/15/20		$ 160,000	$ 166,800
5.625% 1/15/17		250,000	275,000
5.75% 10/12/10		446,000	394,710
6.05% 1/11/40		1,104,000	1,128,840
6.75% 9/27/34		510,000	575,025
7.5% 4/8/33		235,000	288,463
8.3% 8/15/31		225,000	298,125
Uruguay Republic:
6.875% 9/28/25		140,000	161,000
7.875% 1/15/33 pay-in-kind		325,000	393,250
8% 11/18/22		553,878	685,424
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		646	16,796
1.2884% 4/20/11 (Reg. S) (j)		2,715,000	2,674,275
6% 12/9/20		395,000	230,088
7% 3/31/38		310,000	175,150
8.5% 10/8/14		445,000	378,250
9% 5/7/23 (Reg. S)		1,610,000	1,099,630
9.25% 9/15/27		1,150,000	856,750
9.25% 5/7/28 (Reg. S)		350,000	237,125
9.375% 1/13/34		575,000	393,875
10.75% 9/19/13		525,000	504,000
12.75% 8/23/22		1,685,000	1,482,800
13.625% 8/15/18		831,000	806,070
Vietnamese Socialist Republic:
1.2997% 3/12/16 (j)		291,739	271,317
4% 3/12/28 (e)		1,050,000	861,000
6.75% 1/29/20 (f)		290,000	295,800
6.875% 1/15/16 (f)		330,000	346,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,646,620)			178,309,695
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $348,798)		345,000	372,169
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(m)	6,092	0
Remy International, Inc. (a)	2,065	33,040
Remy International, Inc. rights 1/18/11 (a)	4,130	20,650
		53,690

	Shares	Value
Media - 0.1%
Haights Cross Communications, Inc. (a)	107	$ 793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	409
HMH Holdings, Inc. (a)(m)	177,689	932,867
HMH Holdings, Inc. warrants 3/9/17 (a)	40,350	20,175
RDA Holding Co. (a)	5,224	122,764
RDA Holding Co. warrants 2/19/14 (a)(m)	510	0
SuperMedia, Inc. (a)	455	3,963
		1,080,971
TOTAL CONSUMER DISCRETIONARY		1,134,661
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	321	36,113
Class B (a)	107	12,038
		48,151
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.1%
Delta Air Lines, Inc. (a)	45,088	568,109
Building Products - 0.1%
Nortek, Inc. (a)	16,991	611,676
Nortek, Inc. warrants 12/7/14 (a)	524	3,668
		615,344
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
TOTAL INDUSTRIALS		1,184,028
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	27,300	0
MagnaChip Semiconductor LLC (a)	21,347	2,989
Spansion, Inc. Class A (a)	8,988	186,052
		189,041
MATERIALS - 0.5%
Chemicals - 0.5%
Celanese Corp. Class A	378	15,562
Chemtura Corp. (a)	7,820	124,964
Georgia Gulf Corp. (a)	39,526	950,996
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A (a)	70,459	$ 2,423,790
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights (a)	1,653	0
		3,515,312
Containers & Packaging - 0.0%
Constar International, Inc. (a)	1,700	3,281
Metals & Mining - 0.0%
Aleris International, Inc. (m)	2,037	107,961
Rathgibson Acquisition Co. LLC Class A (a)(m)	14,800	105,228
		213,189
TOTAL MATERIALS		3,731,782
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,038
TOTAL COMMON STOCKS (Cost $6,844,480)		6,290,701
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	26,900	1,455,559
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC LLC 7.00% (f)	1,572	1,469,820
TOTAL PREFERRED STOCKS (Cost $2,181,140)		2,925,379
Floating Rate Loans - 4.5%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/12/16 (j)	$ 25,000	25,063
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.7746% 7/24/14 (j)	398,311	383,375
Tranche DD, term loan 2.77% 7/24/14 (j)	41,026	39,488

	Principal Amount (d)	Value
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (j)	$ 802,601	$ 756,451
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	394,013	397,953
		1,577,267
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (j)	375,000	380,625
DineEquity, Inc. term loan 6% 10/19/17 (j)	450,133	457,448
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.26% 2/16/14 (c)(j)	18,723	14,697
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	29,424	28,137
Tranche I, term loan 3.03% 11/23/16 (j)	5,945	5,700
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (j)	3,008	2,865
term loan 2.625% 6/14/14 (j)	29,227	27,839
		917,311
Media - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.27% 3/6/14 (j)	753,257	745,725
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (j)	413,963	418,102
Univision Communications, Inc. term loan 4.5106% 3/31/17 (j)	3,351,493	3,150,404
		4,314,231
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.5301% 5/28/13 (j)	421,709	415,384
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (j)	559,373	545,389
Tranche B2, term loan 4.8125% 7/31/16 (j)	1,468,670	1,468,670
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (j)	120,000	120,450
		2,549,893
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5106% 4/4/14 (j)	100,000	96,500
TOTAL CONSUMER DISCRETIONARY		9,480,265
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (j)	210,000	212,100
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food Products - 0.0%
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (j)	$ 60,000	$ 60,000
Personal Products - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (j)	130,000	131,788
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (j)	235,000	235,000
6.5% 5/5/16 (j)	170,000	171,700
		406,700
TOTAL CONSUMER STAPLES		810,588
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	27,224	25,965
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (j)	80,000	80,800
Tranche 2 LN, term loan 8.25% 11/3/17 (j)	20,000	20,475
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (j)	354,113	355,440
Tranche 2 LN, term loan 9% 10/28/17 (j)	20,000	20,625
		477,340
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (j)	120,000	120,900
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (j)	60,327	56,707
Tranche 2LN, term loan 13.5% 10/15/17	950,000	1,042,625
Tranche B, term loan 3.2857% 10/10/13 (j)	442,868	416,296
Tranche DD, term loan 3.2844% 10/10/13 (j)	1,204,284	1,129,016
		2,644,644
TOTAL FINANCIALS		3,242,884

	Principal Amount (d)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 3.02% 10/20/15 (j)	$ 220,000	$ 220,550
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (j)	220,000	220,000
		440,550
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5106% 4/10/14 (j)	129,902	124,381
TOTAL HEALTH CARE		564,931
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (c)(j)	14,470	10,455
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (j)	115,000	115,863
		126,318
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	34,563	34,908
Tranche 2LN, term loan 3.5391% 4/30/14 (j)	640,369	622,759
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (j)	785,182	690,960
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	783,167	755,756
US Airways Group, Inc. term loan 2.7884% 3/23/14 (j)	875,068	785,374
		2,889,757
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (j)	40,000	36,000
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.5413% 12/3/14 (j)	929,534	899,324
Tomkins PLC Tranche B, term loan 6.25% 9/21/16 (j)	833,695	845,158
		1,744,482
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (j)	230,000	229,425
Road & Rail - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6.75% 12/21/16 (j)	245,000	246,225
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
13.5% 9/21/11	$ 30,683	$ 30,683
13.5% 9/21/11	14,317	14,317
		45,000
TOTAL INDUSTRIALS		5,317,207
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5106% 10/1/14 (j)	56,655	56,018
Tranche B A2, term loan 2.5106% 10/1/14 (j)	135,051	133,532
Tranche B A3, term loan 2.5075% 10/1/14 (j)	157,560	155,787
Tranche B-A, term loan 2.5077% 10/1/14 (j)	197,159	194,941
Tranche B-B, term loan 2.5075% 10/1/12 (j)	191,641	190,204
		730,482
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 4.5075% 12/1/16 (j)	1,456,734	1,413,032
Spansion, Inc. term loan 6.5% 2/9/15 (j)	516,186	521,348
		1,934,380
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (j)	721,825	704,682
Tranche 2LN, term loan 6.0528% 6/11/15 (j)	125,000	122,188
Open Solutions, Inc. term loan 2.415% 1/23/14 (j)	19,254	16,269
		843,139
TOTAL INFORMATION TECHNOLOGY		3,508,001
MATERIALS - 0.3%
Chemicals - 0.2%
Arizona Chemical term loan 6.75% 11/18/16 (j)	50,000	50,438
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	1,415,412	1,378,257
		1,428,695

	Principal Amount (d)	Value
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2843% 4/3/15 (j)	$ 598,370	$ 564,712
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 3/1/11 (j)	19,555	19,335
Tranche 1LN, term loan 7% 5/8/14 (c)(j)	94,500	1,418
Tranche DD, term loan 6.7163% 3/1/11 (j)(n)	6,780	6,704
		27,457
TOTAL MATERIALS		2,020,864
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (j)	1,200,096	1,189,595
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (j)	1,400,000	1,330,000
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (j)	1,535,000	1,531,163
		4,050,758
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (j)	2,623,882	2,030,229
Tranche B2, term loan 3.7638% 10/10/14 (j)	2,083,534	1,612,134
Tranche B3, term loan 3.7638% 10/10/14 (j)	3,327,038	2,565,978
		6,208,341
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (j)	169,575	170,635
TOTAL UTILITIES		6,378,976
TOTAL FLOATING RATE LOANS (Cost $32,975,081)		35,400,439
Sovereign Loan Participations - 0.1%

Indonesian Republic:
loan participation - Citibank 1.25% 12/14/19 (j)	441,564	404,031
1.25% 12/14/19 (j)	175,404	160,495
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $496,401)		564,526
Fixed-Income Funds - 2.9%
	Shares	Value
Fidelity Floating Rate Central Fund (k) (Cost $20,067,436)	235,391	$ 23,496,730
Preferred Securities - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Net Servicos de Comunicacao SA 9.25% (f) (Cost $1,268,784)	$ 1,300,000	1,321,187
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b) (Cost $34,754,215)	34,754,215	34,754,215
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $45,000)	$ 45,001	45,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $762,811,813)	791,878,876
NET OTHER ASSETS (LIABILITIES) - 0.1%	485,808
NET ASSETS - 100%	$ 792,364,684
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 2,800,000	$ (8,272)
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,830,485 or 17.1% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $14,038,928 or 1.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,146,056 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	0
HMH Holdings, Inc.	5/2/08 - 3/9/10	2,728,497
Intermet Corp.	1/7/05 - 1/13/05	115,372
Rathgibson Acquisition Co. LLC Class A	6/9/10	78,544
RDA Holding Co. warrants 2/19/14	2/27/07	160,000

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,583 and $3,542, respectively.

(o) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$45,000 due 1/3/11 at 0.2%
BNP Paribas Securities Corp.	$ 5,321
Barclays Capital, Inc.	10,615
Citigroup Global Markets, Inc.	3,425
Credit Agricole Securities (USA), Inc.	6,849
Deutsche Bank Securities, Inc.	1,370
HSBC Securities (USA), Inc.	4,037
J.P. Morgan Securities, Inc.	3,425
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,027
Mizuho Securities USA, Inc.	5,822
RBS Securities, Inc.	1,911
Societe Generale, New York Branch	856
Wells Fargo Securities LLC	342
$ 45,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,923
Fidelity Floating Rate Central Fund	969,379
Total	$ 1,050,302
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 29,240,589	$ 4,046,918	$ 11,501,861	$ 23,496,730	0.8%
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,590,220	$ 1,492,562	$ 1,076,281	$ 21,377
Financials	1,517,971	-	1,469,820	48,151
Industrials	1,184,028	1,183,453	-	575
Information Technology	189,041	186,052	-	2,989
Materials	3,731,782	3,518,593	107,961	105,228
Utilities	3,038	3,038	-	-
Corporate Bonds	303,604,267	-	303,337,824	266,443
U.S. Government and Government Agency Obligations	168,734,927	-	168,734,927	-
U.S. Government Agency - Mortgage Securities	19,790,579	-	19,790,579	-
Collateralized Mortgage Obligations	16,127,375	-	16,127,375	-
Commercial Mortgage Securities	141,686	-	141,686	-
Foreign Government and Government Agency Obligations	178,309,695	-	178,088,840	220,855
Supranational Obligations	372,169	-	372,169	-
Floating Rate Loans	35,400,439	-	35,400,439	-
Sovereign Loan Participations	564,526	-	564,526	-
Fixed-Income Funds	23,496,730	23,496,730	-	-
Preferred Securities	1,321,187	-	1,321,187	-
Other	1	-	-	1
Money Market Funds	34,754,215	34,754,215	-	-
Cash Equivalents	45,000	-	45,000	-
Total Investments in Securities:	$ 791,878,876	$ 64,634,643	$ 726,578,614	$ 665,619
Derivative Instruments:
Liabilities
Swap Agreements	$ (8,272)	$ -	$ (8,272)	$ -
Other Financial Instruments:
Forward Commitments	$ 6,952	$ -	$ 6,952	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 618,112
Total Realized Gain (Loss)	(76,292)
Total Unrealized Gain (Loss)	(26,148)
Cost of Purchases	276,168
Proceeds of Sales	(706,670)
Amortization/Accretion	(1,787)
Transfers in to Level 3	1,183,562
Transfers out of Level 3	(601,326)
Ending Balance	$ 665,619
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ (124,524)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (8,272)
Total Value of Derivatives	$ -	$ (8,272)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.7%
Germany	3.8%
Bermuda	3.0%
United Kingdom	2.9%
Canada	2.7%
Japan	2.4%
Italy	1.9%
Argentina	1.9%
Venezuela	1.6%
Luxembourg	1.5%
Turkey	1.4%
Netherlands	1.3%
Russia	1.3%
Mexico	1.1%
Others (Individually Less Than 1%)	7.5%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $45,000) - See accompanying schedule: Unaffiliated issuers (cost $707,990,162)	$ 733,627,931
Fidelity Central Funds (cost $54,821,651)	58,250,945
Total Investments (cost $762,811,813)		$ 791,878,876
Commitment to sell securities on a delayed delivery basis	(1,951,720)
Receivable for securities sold on a delayed delivery basis	1,958,672	6,952
Cash		235,856
Foreign currency held at value (cost $4,155)		4,191
Receivable for investments sold Regular delivery		2,393,727
Delayed delivery		1,353,091
Receivable for fund shares sold		754,454
Dividends receivable		36
Interest receivable		9,465,228
Distributions receivable from Fidelity Central Funds		97,480
Prepaid expenses		1,841
Other receivables		2,968
Total assets		806,194,700

Liabilities
Payable for investments purchased Regular delivery	$ 4,843,526
Delayed delivery	7,827,373
Payable for fund shares redeemed	606,216
Unrealized depreciation on swap agreements	8,272
Accrued management fee	373,772
Distribution and service plan fees payable	1,606
Other affiliated payables	85,976
Other payables and accrued expenses	83,275
Total liabilities		13,830,016

Net Assets		$ 792,364,684
Net Assets consist of:
Paid in capital		$ 753,701,831
Undistributed net investment income		6,863,011
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,703,950
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,095,892
Net Assets		$ 792,364,684

Statement of Assets and Liabilities - continued

December 31, 2010

Initial Class: Net Asset Value, offering price and redemption price per share ($154,860,681 ÷ 13,632,434 shares)	$ 11.36

Service Class: Net Asset Value, offering price and redemption price per share ($1,199,117 ÷ 105,670 shares)	$ 11.35

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,599,309 ÷ 670,534 shares)	$ 11.33

Investor Class: Net Asset Value, offering price and redemption price per share ($628,705,577 ÷ 55,459,416 shares)	$ 11.34

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends		$ 389,920
Interest		40,257,982
Income from Fidelity Central Funds		1,050,302
Total income		41,698,204

Expenses
Management fee	$ 4,091,291
Transfer agent fees	722,994
Distribution and service plan fees	11,985
Accounting fees and expenses	274,466
Custodian fees and expenses	88,812
Independent trustees' compensation	2,530
Audit	69,937
Legal	57,936
Miscellaneous	7,199
Total expenses before reductions	5,327,150
Expense reductions	(53,198)	5,273,952
Net investment income		36,424,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,992,543
Fidelity Central Funds	1,036,185
Foreign currency transactions	(141,787)
Swap agreements	(121,285)
Total net realized gain (loss)		21,765,656
Change in net unrealized appreciation (depreciation) on: Investment securities	6,822,252
Assets and liabilities in foreign currencies	52,783
Swap agreements	(9,418)
Delayed delivery commitments	6,952
Total change in net unrealized appreciation (depreciation)		6,872,569
Net gain (loss)		28,638,225
Net increase (decrease) in net assets resulting from operations		$ 65,062,477

Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,424,252	$ 27,721,680
Net realized gain (loss)	21,765,656	9,689,230
Change in net unrealized appreciation (depreciation)	6,872,569	79,239,248
Net increase (decrease) in net assets resulting from operations	65,062,477	116,650,158
Distributions to shareholders from net investment income	(33,691,781)	(24,242,970)
Distributions to shareholders from net realized gain	(19,090,920)	(4,157,194)
Total distributions	(52,782,701)	(28,400,164)
Share transactions - net increase (decrease)	133,480,969	219,226,774
Total increase (decrease) in net assets	145,760,745	307,476,768

Net Assets
Beginning of period	646,603,939	339,127,171
End of period (including undistributed net investment income of $6,863,011 and undistributed net investment income of $4,458,011, respectively)	$ 792,364,684	$ 646,603,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.94	$ 10.63	$ 10.70	$ 10.40
Income from Investment Operations
Net investment incomeC	.588	.619	.583	.600	.579
Net realized and unrealized gain (loss)	.473	2.065	(1.670)	(.007)	.239
Total from investment operations	1.061	2.684	(1.087)	.593	.818
Distributions from net investment income	(.517)	(.439)	(.548)	(.523)	(.493)
Distributions from net realized gain	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.811)	(.514)	(.603)	(.663)	(.518)
Net asset value, end of period	$ 11.36	$ 11.11	$ 8.94	$ 10.63	$ 10.70
Total ReturnA,B	9.64%	30.02%	(10.20)%	5.59%	7.87%
Ratios to Average Net AssetsD,F
Expenses before reductions	.71%	.74%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.70%	.74%	.73%	.73%	.74%
Expenses net of all reductions	.70%	.74%	.72%	.73%	.74%
Net investment income	5.07%	5.98%	5.65%	5.49%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,861	$ 166,898	$ 99,114	$ 119,524	$ 123,870
Portfolio turnover rateE	208%	199%	256%	152%	83%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 8.92	$ 10.61	$ 10.68	$ 10.38
Income from Investment Operations
Net investment incomeC	.574	.594	.574	.588	.567
Net realized and unrealized gain (loss)	.469	2.083	(1.676)	(.005)	.241
Total from investment operations	1.043	2.677	(1.102)	.583	.808
Distributions from net investment income	(.499)	(.422)	(.533)	(.513)	(.483)
Distributions from net realized gain	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.793)	(.497)	(.588)	(.653)	(.508)
Net asset value, end of period	$ 11.35	$ 11.10	$ 8.92	$ 10.61	$ 10.68
Total ReturnA,B	9.48%	30.01%	(10.37)%	5.51%	7.78%
Ratios to Average Net AssetsD,F
Expenses before reductions	.81%	.84%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81%	.84%	.82%	.83%	.84%
Expenses net of all reductions	.81%	.84%	.82%	.82%	.84%
Net investment income	4.96%	5.88%	5.55%	5.39%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,199	$ 1,898	$ 2,644	$ 4,445	$ 4,211
Portfolio turnover rateE	208%	199%	256%	152%	83%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.92	$ 10.61	$ 10.67	$ 10.38
Income from Investment Operations
Net investment incomeC	.560	.578	.558	.571	.551
Net realized and unrealized gain (loss)	.457	2.087	(1.680)	.005	.232
Total from investment operations	1.017	2.665	(1.122)	.576	.783
Distributions from net investment income	(.503)	(.400)	(.513)	(.496)	(.468)
Distributions from net realized gain	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.797)	(.475)	(.568)	(.636)	(.493)
Net asset value, end of period	$ 11.33	$ 11.11	$ 8.92	$ 10.61	$ 10.67
Total ReturnA,B	9.23%	29.88%	(10.56)%	5.45%	7.54%
Ratios to Average Net AssetsD,F
Expenses before reductions	.97%	.99%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.96%	.99%	.98%	.98%	.99%
Expenses net of all reductions	.96%	.99%	.97%	.97%	.99%
Net investment income	4.81%	5.72%	5.40%	5.24%	5.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,599	$ 1,918	$ 2,625	$ 4,418	$ 4,192
Portfolio turnover rateE	208%	199%	256%	152%	83%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 8.92	$ 10.62	$ 10.69	$ 10.39
Income from Investment Operations
Net investment incomeC	.584	.617	.577	.591	.570
Net realized and unrealized gain (loss)	.474	2.065	(1.677)	(.003)	.246
Total from investment operations	1.058	2.682	(1.100)	.588	.816
Distributions from net investment income	(.514)	(.437)	(.545)	(.518)	(.491)
Distributions from net realized gain	(.294)	(.075)	(.055)	(.140)	(.025)
Total distributions	(.808)	(.512)	(.600)	(.658)	(.516)
Net asset value, end of period	$ 11.34	$ 11.09	$ 8.92	$ 10.62	$ 10.69
Total ReturnA,B	9.63%	30.06%	(10.34)%	5.55%	7.85%
Ratios to Average Net AssetsD,F
Expenses before reductions	.74%	.77%	.76%	.80%	.82%
Expenses net of fee waivers, if any	.74%	.77%	.76%	.80%	.82%
Expenses net of all reductions	.74%	.77%	.76%	.80%	.82%
Net investment income	5.03%	5.95%	5.61%	5.41%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 628,706	$ 475,890	$ 234,744	$ 228,628	$ 104,283
Portfolio turnover rateE	208%	199%	256%	152%	83%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, defaulted bonds, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,837,307
Gross unrealized depreciation	(15,461,644)
Net unrealized appreciation (depreciation)	$ 34,375,663

Tax Cost	$ 757,503,213

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 326,650
Undistributed long-term capital gain	$ 3,936,876
Net unrealized appreciation (depreciation)	$ 34,401,250

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 44,269,286	$ 28,400,164
Long-term Capital Gains	8,513,415	-
Total	$ 52,782,701	$ 28,400,164

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - contined

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (121,285)	$ (9,418)
Totals (a)	$ (121,285)	$ (9,418)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $975,830,049 and $877,691,197, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,576
Service Class 2	10,409
$ 11,985

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .01% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. FIIOC has agreed to voluntarily waive this fee until December 31, 2010. (See Note 9: Expense Reductions.) For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 123,286
Service Class	1,213
Service Class 2	3,566
Investor Class	594,929
$ 722,994

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,664 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR or its affiliates agreed to waive certain fees during the period as noted in the table below.

Initial Class	$ 11,906
Service Class	114
Service Class 2	303
Investor Class	40,053
Total	$ 52,376

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $241 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $581.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Initial Class	$ 6,766,582	$ 6,342,757
Service Class	51,899	69,077
Service Class 2	304,388	65,395
Investor Class	26,568,912	17,765,741
Total	$ 33,691,781	$ 24,242,970
From net realized gain
Initial Class	$ 3,891,605	$ 1,083,615
Service Class	32,045	12,277
Service Class 2	167,108	12,262
Investor Class	15,000,162	3,049,040
Total	$ 19,090,920	$ 4,157,194

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Initial Class
Shares sold	1,592,340	5,096,428	$ 18,469,325	$ 53,470,698
Reinvestment of distributions	947,149	667,839	10,658,187	7,426,372
Shares redeemed	(3,923,967)	(1,836,732)	(45,593,051)	(18,480,857)
Net increase (decrease)	(1,384,478)	3,927,535	$ (16,465,539)	$ 42,416,213
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7,469	7,329	83,944	81,354
Shares redeemed	(72,817)	(132,635)	(841,352)	(1,343,103)
Net increase (decrease)	(65,348)	(125,306)	$ (757,408)	$ (1,261,749)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Service Class 2
Shares sold	652,109	3,999	$ 7,619,023	$ 41,527
Reinvestment of distributions	41,955	6,990	471,497	77,657
Shares redeemed	(196,258)	(132,446)	(2,309,986)	(1,340,594)
Net increase (decrease)	497,806	(121,457)	$ 5,780,534	$ (1,221,410)
Investor Class
Shares sold	12,462,396	15,870,689	$ 145,050,130	$ 169,218,058
Reinvestment of distributions	3,700,172	1,875,205	41,569,073	20,814,781
Shares redeemed	(3,601,394)	(1,154,414)	(41,695,821)	(10,739,119)
Net increase (decrease)	12,561,174	16,591,480	$ 144,923,382	$ 179,293,720

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Strategic Income Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Strategic Income Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/11/2011	02/11/2011	$0.005	$0.055
Service Class	02/11/2011	02/11/2011	$0.005	$0.055
Service Class 2	02/11/2011	02/11/2011	$0.005	$0.055
Investor Class	02/11/2011	02/11/2011	$0.005	$0.055

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $12,450,291 or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three- and five-year periods ended December 31, 2009, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

VIP Strategic Income Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Strategic Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Investor Class ranked below its competitive median for 2009, the total expenses of Service Class ranked equal to its competitive median for 2009, and the total expenses of Service Class 2 ranked above its competitive median for 2009. The Board noted that the total expenses of Service Class 2 were above the median due to 12b-1 fees and that the funds and classes in the Total Mapped Group that have a similar sales load structure included classes with no 12b-1 fees. Excluding the 12b-1 fees, the total expenses of Service Class 2 ranked equal to its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPSI-ANN-0211
1.796350.108

Item 2. Code of Ethics

As of the end of the period, December 31, 2010, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio and Investment Grade Bond Portfolio (the "Funds"):

Services Billed by Deloitte Entities

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Asset Manager Portfolio	$32,000	$-	$7,000	$-
Asset Manager: Growth Portfolio	$32,000	$-	$4,800	$-
Freedom 2005 Portfolio	$23,000	$-	$4,500	$-
Freedom 2010 Portfolio	$23,000	$-	$4,500	$-
Freedom 2015 Portfolio	$23,000	$-	$4,500	$-
Freedom 2020 Portfolio	$23,000	$-	$4,500	$-
Freedom 2025 Portfolio	$23,000	$-	$4,500	$-
Freedom 2030 Portfolio	$23,000	$-	$4,500	$-
Freedom 2035 Portfolio	$17,000	$-	$4,500	$-
Freedom 2040 Portfolio	$17,000	$-	$4,500	$-
Freedom 2045 Portfolio	$17,000	$-	$4,500	$-
Freedom 2050 Portfolio	$17,000	$-	$4,500	$-
Freedom Income Portfolio	$23,000	$-	$4,500	$-
Freedom Lifetime Income I Portfolio	$23,000	$-	$4,500	$-
Freedom Lifetime Income II Portfolio	$23,000	$-	$4,500	$-
Freedom Lifetime Income III Portfolio	$23,000	$-	$4,500	$-
Investment Grade Bond Portfolio	$34,000	$-	$5,600	$-

December 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Asset Manager Portfolio	$35,000	$-	$7,000	$-
Asset Manager: Growth Portfolio	$35,000	$-	$4,700	$-
Freedom 2005 Portfolio	$25,000	$-	$4,500	$-
Freedom 2010 Portfolio	$25,000	$-	$4,500	$-
Freedom 2015 Portfolio	$25,000	$-	$4,500	$-
Freedom 2020 Portfolio	$25,000	$-	$4,500	$-
Freedom 2025 Portfolio	$25,000	$-	$4,500	$-
Freedom 2030 Portfolio	$25,000	$-	$4,500	$-
Freedom 2035 Portfolio	$17,000	$-	$4,500	$-
Freedom 2040 Portfolio	$17,000	$-	$4,500	$-
Freedom 2045 Portfolio	$17,000	$-	$4,500	$-
Freedom 2050 Portfolio	$17,000	$-	$4,500	$-
Freedom Income Portfolio	$25,000	$-	$4,500	$-
Freedom Lifetime Income I Portfolio	$25,000	$-	$4,500	$-
Freedom Lifetime Income II Portfolio	$25,000	$-	$4,500	$-
Freedom Lifetime Income III Portfolio	$25,000	$-	$4,500	$-
Investment Grade Bond Portfolio	$34,000	$-	$5,600	$-

A Amounts may reflect rounding.

B Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, and Freedom 2050 Portfolio commenced operations on April 8, 2009.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, and Strategic Income Portfolio (the "Funds"):

Services Billed by PwC

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
FundsManager 20% Portfolio	$29,000	$-	$2,600	$100
FundsManager 50% Portfolio	$29,000	$-	$2,600	$100
FundsManager 60% Portfolio	$29,000	$-	$2,600	$100
FundsManager 70% Portfolio	$29,000	$-	$2,600	$100
FundsManager 85% Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2005 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2010 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2015 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2020 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2025 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom 2030 Portfolio	$29,000	$-	$2,600	$100
Investor Freedom Income Portfolio	$29,000	$-	$2,600	$100
Strategic Income Portfolio	$70,000	$-	$3,400	$2,100

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
FundsManager 20% Portfolio	$30,000	$-	$3,400	$100
FundsManager 50% Portfolio	$30,000	$-	$3,400	$100
FundsManager 60% Portfolio	$30,000	$-	$3,400	$100
FundsManager 70% Portfolio	$30,000	$-	$3,400	$100
FundsManager 85% Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2005 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2010 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2015 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2020 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2025 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom 2030 Portfolio	$30,000	$-	$3,400	$100
Investor Freedom Income Portfolio	$30,000	$-	$3,400	$100
Strategic Income Portfolio	$70,000	$-	$3,400	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$840,000	$515,000

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$2,505,000	$2,655,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2010 A	December 31, 2009 A
PwC	$5,050,000	$4,590,000
Deloitte Entities	$1,660,000	$1,320,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 3, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 3, 2011